             As filed with the Securities and Exchange Commission on

                                 January 7, 1998

                           Registration No. 333-41175


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       [X]  PRE-EFFECTIVE AMENDMENT NO. 1


                       [ ]  POST-EFFECTIVE AMENDMENT NO.

                        (Check appropriate box or boxes)

                              --------------------

                       Nationwide Investing Foundation III
               (Exact Name of Registrant as Specified in Charter)

                  Three Nationwide Plaza, Columbus, Ohio 43215
                    (Address of Principal Executive Offices)

                                 (800) 848-0920
                        (Area Code and Telephone Number)

                              --------------------

                             David E. Simaitis, Esq.
                   One Nationwide Plaza, Columbus, Ohio 43215
                     (Name and address of Agent for Service)

                                    Copy to:
                  Charles H. Hire, Esq., Baker & Hostetler LLP
                   65 East State Street, Columbus, Ohio 43215

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such
Section 8(a), shall determine.

                      Title of Securities Being Registered:
                Shares of beneficial interest, without par value.

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                             CROSS-REFERENCE SHEET


FORM N-14 ITEM  CAPTION IN COMBINED PROSPECTUS/PROXY STATEMENT
--------------  ----------------------------------------------

     1          Cross-Reference Sheet; Front Cover

     2          TABLE OF CONTENTS

     3          SUMMARY -- Comparative Expense Information; SUMMARY; SPECIAL
                CONSIDERATIONS AND RISK FACTORS

     4          THE PROPOSED TRANSACTION

     5          COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS;
                ADDITIONAL COMPARATIVE INFORMATION; MISCELLANEOUS -- Additional
                Information; MISCELLANEOUS -- Documents Incorporated by
                Reference

     6          COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS;
                ADDITIONAL COMPARATIVE INFORMATION; MISCELLANEOUS -- Additional
                Information; MISCELLANEOUS -- Documents Incorporated by
                Reference

     7          Front Cover; SUMMARY -- Approval and Consummation of the
                Proposed Transaction; SUMMARY -- Comparison of Voting Rights;
                THE PROPOSED TRANSACTION; and MISCELLANEOUS -- Solicitation of
                Proxies and Payment of Expenses; MISCELLANEOUS -- Substantial
                Shareholders

     8          SUMMARY -- Proposed Reorganization; SUMMARY -- Comparative
                Expense Information; SUMMARY --  Fees and Expenses; THE PROPOSED
                TRANSACTION -- Reasons for the Proposed Transaction; ADDITIONAL
                COMPARATIVE INFORMATION

     9          Not Applicable

Dear Nationwide Investing Foundation Shareholder:



The Board of Trustees has scheduled a special meeting of shareholders for February 16, 1998 to consider an important proposal affecting your funds. After careful consideration, the Trustees unanimously approved this proposal because they believe it is in the best interests of the funds and the shareholders, and they recommend you vote FOR the proposal.



The proposal would reorganize the Nationwide Investing Foundation (Trust) funds, along with several other Nationwide-managed funds, into a new Ohio business trust. The main reasons for the reorganization are:



     - To create a single, modern business trust to improve operating efficiencies,



     - To take advantage of Ohio business trust laws, which are more favorable to shareholders than Michigan laws,



     - To eliminate outdated investment restrictions, which will expand the investments available to the portfolio managers while keeping similar investment objectives and risk profiles,



     - To increase the number of funds available within the Nationwide family of funds, and



     - To offer more choices to shareholders through the introduction of additional share classes.



In addition, the proposal would change the investment advisory fees of the funds, establish a separate fee for fund administration and implement a sliding fee schedule so that certain fees, as a percentage of net assets, decrease as assets increase to certain levels. The proposed fee structure is more fully explained in the attached "Proxy Statement Summary" and detailed in the attached Combined Prospectus/Proxy Statement.



Most features of the funds in the new trust will be the same as those of the current funds. For instance, the portfolio managers will remain the same, and purchase and redemption procedures generally will not change, although shareholders will be able to purchase different share classes in the future. If the reorganization is approved, you will receive Class D shares of the funds in the new trust (except for shares in the new Money Market Fund which will offer only one class of shares without any class designation) in exchange for your current shares. The shares received will be equal in value to the shares exchanged, and there will be no charges, fees, or federal income tax consequences as a result.



YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. PLEASE TAKE A FEW MINUTES TO READ THE COMBINED PROSPECTUS/PROXY STATEMENT AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED BY NO LATER THAN FEBRUARY 13, 1998. HOWEVER, PLEASE CONSIDER VOTING EARLY, SO THAT THE FUNDS CAN AVOID THE ADDED COSTS ASSOCIATED WITH FOLLOW-UP SOLICITATIONS.



The Trust is using Shareholder Communications Corporation, a professional proxy firm, to assist shareholders in the voting process. As the date of the meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications reminding you to exercise your right to vote.



We appreciate your participation and prompt response in this matter and thank you for your continued support.



                                          Sincerely,



                                          Dimon R. McFerson, Chairman

                            PROXY STATEMENT SUMMARY



The following Q & A is a brief summary of the proposal to be considered at the special meeting. The information below is qualified by the more detailed information included elsewhere in the attached Combined Prospectus/Proxy Statement. Accordingly, please read all the enclosed materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE.



Q: Why are the Trustees recommending the reorganization?



A: The Nationwide Investing Foundation (NIF) Trust was established in 1933 as a
   Michigan business trust. As you might imagine, over the past 64 years many changes have occurred in the mutual fund and investment industries. The NIF Trust is not up-to-date with current industry practices, which results in unnecessary investment limitations and some inefficiencies in day-to-day operations. Also, Nationwide manages six mutual funds in two other trusts, Nationwide Investing Foundation II (NIF II) and Financial Horizons Investment Trust (FHIT), which, if the reorganization is approved, will be combined with the NIF funds in the new Ohio business trust. The reorganization and consolidation of all these Nationwide-managed funds into a new trust will streamline operations, expand the number of funds available in the Nationwide Family, eliminate unnecessary investment restrictions, and permit the funds to offer multiple share classes to their shareholders.



Q: How will the reorganization affect the value of my account?



A: The value of your account will not change. If the reorganization is approved, you will receive Class D shares of the funds in the new trust (except for the new Money Market Fund which offers only one class of shares) in exchange for your current shares. The shares received will be equal in value to the shares exchanged, and there will be no charges, fees, or federal income tax consequences to you as a result of the reorganization.



Q: Will the proposal significantly affect the way the funds are managed?



A: No. The portfolio managers, investment objectives, and risk profiles of the funds will not significantly change. The proposal will eliminate certain investment restrictions that are no longer necessary, which will expand the range of underlying investments that the portfolio managers can choose from.



Q: Why are fund expenses changing?



A: Under the current fee structure which has been in place since 1981, NIF fund fees and expenses are well below industry averages. However, Nationwide Advisory Services ("NAS"), as investment adviser and fund administrator for the funds of NIF, believes the changes are necessary to maintain high quality services to the funds. Therefore, the Board of Trustees of NIF has approved a new proposed fee structure for the funds. The following schedule shows the current fees, as well as the proposed fees:



                                                 GROWTH     FUND      BOND      MONEY MARKET
                                                 ------     -----     -----     ------------
     Advisory fee:(1)
     Current...................................  0.50%      0.50%     0.50%         0.50%
     Proposed--maximum(2)......................  0.60%      0.60%     0.50%         0.40%
     Administration fees:(1)
     Current...................................   None       None      None          None
     Proposed--maximum(2)......................  0.07%      0.07%     0.07%         0.07%


---------


    (1) 0.01% equals 1/100 of 1% or 1 basis point.



    (2) The proposed advisory and administration fees as a percentage of net assets will decline as assets increase, as explained more fully in the Combined Prospectus/Proxy Statement.



   If the reorganization is approved by shareholders, NAS will increase its investment in top-quality portfolio managers and support staff, and in systems and technology to help ensure continued high levels of investment performance and shareholder service. The following table lists the estimated expense ratios of the funds under the proposal and compares the current and proposed expenses to the average expense ratios for comparable mutual funds.



                                                    GROWTH     FUND     BOND     MONEY MARKET
                                                    ------     ----     ----     ------------
     Expense ratio:(1)
     Current......................................   0.64%     0.60%    0.72%        0.59%
     Proposed.....................................   0.78%     0.72%    0.79%        0.60%
     Industry average(2)..........................   1.49%     1.29%    1.01%        0.81%
     % Proposed below average.....................    (48%)    (44% )   (23% )        (27%)


---------


    (1) 0.01% equals 1/100 of 1% or 1 basis point.



    (2) From Lipper Analytical Services, Inc., September 30, 1997.



   Even after the proposed changes, expense ratios for each of the NIF funds continue to be well below industry averages.



Q: Why am I receiving Class D shares in the exchange?



A: All of the funds in the new trust, except for the Nationwide Money Market
   Fund, will begin issuing Class A, Class B, and Class D shares in March 1998. Multiple class structures are very common in the mutual fund industry, providing investors with optional methods of purchasing shares.



   Class A shares will have a front-end sales charge and 12b-1 fee. Class B shares will carry a contingent deferred sales charge ("CDSC") instead of a front-end charge, and will also have a 12b-1 fee.



   Class D shares are offered with a front-end sales charge similar to current NIF fund shares and Class A shares; however, Class D shareholders will not be subject to 12b-1 fees or CDSC's.



   The Nationwide Money Market Fund has no sales charges or 12b-1 fees, and therefore will issue only a single share class.



Q: How do I vote my shares?



A: You can vote by mail or in person at the special meeting. To vote by mail, sign and send us the enclosed proxy voting card in the envelope provided. Or you can vote in person at the special meeting set for February 16, 1998.

                        NATIONWIDE INVESTING FOUNDATION
                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                           TELEPHONE: (800) 848-0920

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                             NATIONWIDE GROWTH FUND
                                NATIONWIDE FUND
                              NATIONWIDE BOND FUND
                          NATIONWIDE MONEY MARKET FUND

                        TO BE HELD ON FEBRUARY 16, 1998

To The Shareholders Of Nationwide
Investing Foundation:


     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of all of the funds of Nationwide Investing Foundation (the "Trust") will be held on Monday, February 16, 1998, at 2:00 P.M. (Eastern Time) concurrently with special meetings of two other trusts of the Nationwide family of funds, in Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215. The Meeting is being called for the following purposes:


          (1) To approve an Agreement and Plan of Reorganization dated as of November 24, 1997 (the "Plan"), between the Trust and Nationwide Investing Foundation III (the "New Trust"), and the transactions contemplated thereby, which include:


             (a) the transfer of all of the assets of the Trust's Nationwide Growth Fund to a series of the New Trust which bears the same name (the "New Growth Fund"), in exchange for Class D shares of the New Growth Fund, and the assumption by the New Growth Fund of all of the liabilities of the Trust's Nationwide Growth Fund, followed by the distribution to shareholders of the Trust's Nationwide Growth Fund of such Class D shares of the New Growth Fund so received;



             (b) the transfer of all of the assets of the Trust's Nationwide Fund to a series of the New Trust which bears the same name (the "New Nationwide Fund"), in exchange for Class D shares of the New Nationwide Fund, and the assumption by the New Nationwide Fund of all of the liabilities of the Trust's Nationwide Fund, followed by the distribution to shareholders of the Trust's Nationwide Fund of such Class D shares of the New Nationwide Fund so received;



             (c) the transfer of all of the assets of the Trust's Nationwide Bond Fund to a series of the New Trust which bears the same name (the "New Bond Fund"), in exchange for Class D shares of the New Bond Fund, and the assumption by the New Bond Fund of all of the liabilities of the Trust's Nationwide Bond Fund, followed by the distribution to shareholders of the Trust's Nationwide Bond Fund of such Class D shares of the New Bond Fund so received; and



             (d) the transfer of all of the assets of the Trust's Nationwide Money Market Fund to a series of the New Trust which bears the same name (the "New Money Market Fund"), in exchange for shares of the New Money Market Fund, and the assumption by the New Money Market Fund of all of the liabilities of the Trust's Nationwide Money Market Fund, followed by the distribution to shareholders of the Trust's Nationwide Money Market Fund of such shares of the New Money Market Fund so received; and


          (2) To transact such other business as may properly come before the Meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain requisite quorums and/or approvals.

     The Board of Trustees of the Trust has fixed the close of business on December 18, 1997, as the record date for the determination of shareholders of the Trust entitled to receive notice of and to vote at the Meeting or any adjournments thereof. The enclosed Combined Prospectus/Proxy Statement contains further information regarding the Meeting and the proposals to be considered. The enclosed Proxy Card is intended to permit you to vote even if you do not attend the Meeting in person.

     IN ORDER TO HAVE A QUORUM FOR ACTION AT THE MEETING, THE HOLDERS OF AT LEAST A MAJORITY OF EACH FUND'S SHARES OUTSTANDING AND ENTITLED TO VOTE MUST BE PRESENT IN PERSON OR BY PROXY. THEREFORE, YOUR PROXY IS VERY IMPORTANT TO US. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE. SIGNED BUT UNMARKED PROXY CARDS WILL BE COUNTED IN DETERMINING WHETHER A QUORUM IS PRESENT AND WILL BE VOTED IN FAVOR OF THE PROPOSALS.


                                          By Order of the Board of Trustees,



                                          James F. Laird, Jr., Treasurer



January    , 1998


                  YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS
                     OF THE NUMBER OF SHARES THAT YOU OWN.
                    PLEASE MARK, SIGN, DATE AND RETURN YOUR
                            PROXY CARD IMMEDIATELY.

                      COMBINED PROSPECTUS/PROXY STATEMENT

                               JANUARY    , 1998



   Acquisition and Assumption of All of the      Acquisition and Assumption of All of the
                  Assets and                                    Assets and
   Liabilities of Nationwide Growth Fund of         Liabilities of Nationwide Fund of
       Nationwide Investing Foundation               Nationwide Investing Foundation
               In Exchange for                               In Exchange for
 Class D Shares of Nationwide Growth Fund of       Class D Shares of Nationwide Fund of
     Nationwide Investing Foundation III           Nationwide Investing Foundation III
   Acquisition and Assumption of All of the      Acquisition and Assumption of All of the
                  Assets and                                    Assets and
    Liabilities of Nationwide Bond Fund of    Liabilities of Nationwide Money Market Fund of
       Nationwide Investing Foundation               Nationwide Investing Foundation
               In Exchange for                               In Exchange for
  Class D Shares of Nationwide Bond Fund of     Shares of Nationwide Money Market Fund of
     Nationwide Investing Foundation III           Nationwide Investing Foundation III
       Nationwide Investing Foundation             Nationwide Investing Foundation III
            Three Nationwide Plaza                        Three Nationwide Plaza
             Columbus, Ohio 43215                          Columbus, Ohio 43215
                (800) 848-0920                                (800) 848-0920



     This Combined Prospectus/Proxy Statement is being furnished to shareholders of Nationwide Growth Fund, Nationwide Fund, Nationwide Bond Fund and Nationwide Money Market Fund (collectively, the "Acquired Funds," and individually, an "Acquired Fund") of Nationwide Investing Foundation, a Michigan trust (the "Trust"), in connection with the solicitation of proxies by the Board of Trustees of the Trust to be used at a Special Meeting of Shareholders of the Trust (the "Meeting"), to be held in Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215, on Monday, February 16, 1998, beginning at 2:00 P.M. (Eastern Time).



     This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Funds (as defined below) that a prospective investor, including shareholders of the Trust, should know before investing. Additional information about the Reorganization (as defined below) and the Acquiring Funds is contained in a separate Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by calling the New Trust at (800) 848-0920 or writing to the New Trust (as defined below) at the address set forth above. The Statement of Additional Information bears the same date as this Combined Prospectus/Proxy Statement and is incorporated by reference herein.



     AN INVESTMENT IN THE NEW MONEY MARKET FUND (AS DEFINED BELOW) IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE NEW MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The Trustees of the Trust are seeking your approval of an Agreement and Plan of Reorganization (the "Plan"), which contemplates that:


          (i) Nationwide Growth Fund of Nationwide Investing Foundation III (the "New Growth Fund") will acquire all of the assets and assume all of the liabilities of Nationwide Growth Fund of the Trust in exchange for Class D shares of the New Growth Fund;



          (ii) Nationwide Fund of Nationwide Investing Foundation III (the "New Nationwide Fund") will acquire all of the assets and assume all of the liabilities of Nationwide Fund of the Trust in exchange for Class D shares of the New Nationwide Fund;



          (iii) Nationwide Bond Fund of Nationwide Investing Foundation III (the "New Bond Fund") will acquire all of the assets and assume all of the liabilities of Nationwide Bond Fund of the Trust in exchange for Class D shares of the New Bond Fund; and



          (iv) Nationwide Money Market Fund of Nationwide Investing Foundation III (the "New Money Market Fund") will acquire all of the assets and assume all of the liabilities of Nationwide Money Market Fund of the Trust in exchange for shares of the New Money Market Fund.


     The New Growth Fund, the New Nationwide Fund, the New Bond Fund and the New Money Market Fund of Nationwide Investing Foundation III (the "New Trust") are sometimes collectively referred to herein as the "Acquiring Funds," and individually as an "Acquiring Fund." Following such exchange, the shares of the corresponding Acquiring Funds received by each Acquired Fund will be distributed to the Acquired Funds' shareholders and the Acquired Funds and the Trust will be liquidated and dissolved. Shareholders of Nationwide Growth Fund, Nationwide Fund and Nationwide Bond Fund will receive Class D shares of the corresponding Acquiring Fund, and shareholders of Nationwide Money Market Fund will receive shares, with no class designation, of the New Money Market Fund. Each of these exchange and distribution transactions is sometimes referred to herein as the "Reorganization," and the shares of the Acquiring Funds to be received by the respective Acquired Fund are sometimes referred to herein as "Acquiring Fund Shares."


     Upon completion of the Reorganization, you will receive full and fractional Acquiring Fund Shares of the corresponding Acquiring Fund equal in value when issued to the shares of the Acquired Fund owned by you immediately prior to the Reorganization. No commissions or sales loads will be charged in connection with the Reorganization and there will be no adverse federal income tax consequences. You should separately consider any other tax consequences in consultation with your tax advisers.


     As discussed in detail herein, the investment objectives and strategy of each Acquiring Fund are substantially the same as those of the corresponding Acquired Fund. There are some differences between investment policies and restrictions, as well as differences in fee levels and expenses, which are described in detail below.


     The Prospectus of the Acquiring Funds, dated January 6, 1998, is incorporated by reference into this Combined Prospectus/Proxy Statement and accompanies this Combined Prospectus/Proxy Statement.



     The Acquired Funds' Prospectus dated February 28, 1997, as supplemented December 8, 1997, and December 23, 1997, contains additional information about the Acquired Funds, has been filed with the Commission, is incorporated by reference herein and is available without charge by writing the Trust at Three Nationwide Plaza, Columbus, Ohio 43215, or by calling the Trust at (800) 848-0920. Copies of documents requested will be sent by first-class mail to the requesting shareholder within one business day of the request.

                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        -----
SUMMARY...............................................................................      4
SPECIAL CONSIDERATIONS AND RISK FACTORS...............................................     13
THE PROPOSED TRANSACTION..............................................................     20
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........................     24
ADDITIONAL COMPARATIVE INFORMATION....................................................     32
MISCELLANEOUS.........................................................................     43
EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION.....................................    A-1

                                    SUMMARY


     This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Prospectus/Proxy Statement, in the Plan, a copy of which is attached to this Combined Prospectus/Proxy Statement as Exhibit A, in the accompanying Prospectus of the Acquiring Funds dated January 6, 1998, and in the Prospectus of the Acquired Funds dated February 28, 1997, as supplemented December 8, 1997, and December 23, 1997.



     PROPOSED REORGANIZATION. The Plan provides for the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund and the assumption by the New Trust on behalf of the Acquiring Funds of all of the liabilities of the corresponding Acquired Fund. The New Growth Fund, the New Nationwide Fund and the New Bond Fund will issue their Class D shares in connection with the Reorganization. The New Money Market Fund will issue its shares, which are without class designation, in connection with the Reorganization. The Plan also calls for the distribution of such Acquiring Fund Shares to the corresponding Acquired Fund's shareholders in complete liquidation of the Trust and that Acquired Fund. As a result of the Reorganization, each shareholder of an Acquired Fund will become the owner of that number of full and fractional Acquiring Fund Shares of the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of the shareholder's shares of the Acquired Fund as of the close of business on the day preceding the date that the Acquired Fund's assets are exchanged for Acquiring Fund Shares.



     Proposals for similar reorganizations are simultaneously being made to shareholders of Nationwide Investing Foundation II and Financial Horizons Investment Trust ("FHIT"), two other trusts within the Nationwide family of funds.



     Management of the Trust and the New Trust believes that the Reorganization is necessary in order to be more efficient in the operation of the Nationwide family of funds, including providing for more consistent investment policies and restrictions and removing those restrictions which are out-dated or no longer required by Federal or state law, and providing shareholders with more options in purchasing shares of the Nationwide family of funds through the introduction of multiple classes of shares. While the annual operating expenses for the Acquiring Funds are expected to be higher than the current expenses of the Acquired Funds (as described in greater detail below), management believes that the increased investment advisory fees for the Nationwide Growth Fund and the Nationwide Fund are necessary for Nationwide Advisory Services, Inc. ("NAS"), as the Acquired and Acquiring Funds' investment adviser, to maintain high-quality services to those Funds. The Board and management recognize that, especially in today's competitive environment, there are increasing pressures to attract and retain qualified professionals and to dedicate greater and more sophisticated resources to the management of mutual funds that invest in equity securities. In determining to break out the administrative services provided to each of the Acquiring Funds and to charge a separate fee for such services, management of the Trust and the New Trust believes that such fees are needed to cover the increased costs of improved technology and the need to maintain high quality compliance and administrative services in light of the ever-increasing sophistication and competitiveness of the mutual fund industry.



     For these reasons (which are discussed in greater detail below under "THE PROPOSED TRANSACTION -- REASONS FOR THE REORGANIZATION") and based upon management's representation that the level of the Acquiring Funds' expenses will remain substantially below the median for such Funds' respective peer groups of mutual funds, the Board of Trustees of the Trust, including the Trustees of the Trust who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), at a meeting held on November 7, 1997, unanimously concluded that the Reorganization would be in the best interests of the Trust, the Acquired Funds and their shareholders and that the interests of the Acquired Funds' existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization and therefore has submitted the Plan for approval by the Acquired Funds' shareholders. The Board of Trustees of the New Trust has reached similar conclusions with respect to the Acquiring Funds and with respect to their shareholders subsequent to the Reorganization and has also approved the Reorganization with respect to the Acquiring Funds.

     Approval of the Reorganization with respect to an Acquired Fund will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund. See "APPROVAL AND CONSUMMATION OF THE PROPOSED TRANSACTION" below.


     COMPARATIVE EXPENSE INFORMATION. The purpose of the following tables is to assist shareholders of the Acquired Funds in understanding the costs and expenses that a holder of Acquiring Fund shares would bear directly or indirectly. The shareholder transaction expenses for the Acquired Funds are based upon such Funds' actual expenses for the fiscal year ended October 31, 1997. The expenses for each of the Acquiring Funds are estimated for the fiscal period following the Reorganization and ending October 31, 1998. Because each Acquiring Fund will have no operations prior to completion of the Reorganization, the information below for the Acquiring Funds on a pro forma basis reflects each Acquiring Fund's expected operating expenses for the fiscal year ending October 31, 1998.


                        SHAREHOLDER TRANSACTION EXPENSES


                                                                                    CLASS D SHARES
                                                                                      OF THE NEW
                                                                                    GROWTH FUND ON
                                                                    NATIONWIDE       A PRO FORMA
                                                                    GROWTH FUND         BASIS*
                                                                    -----------     --------------
Sales Charge (as a percentage of offering price)................        4.50%            4.50%
Annual Fund Expenses (as a percentage of average net assets)
Investment Advisory Fees........................................        0.50%            0.58%
12b-1 Fees......................................................        None             None
Other Expenses..................................................        0.14           0.20(1)
                                                                       -----            -----
Total Fund Operating Expenses...................................        0.64%            0.78%
                                                                       =====            =====


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                    CLASS D SHARES
                                                                                      OF THE NEW
                                                                                    GROWTH FUND ON
                                                                    NATIONWIDE       A PRO FORMA
                                                                    GROWTH FUND         BASIS*
                                                                    -----------     --------------
One Year........................................................       $  51             $ 53
Three Years.....................................................       $  65             $ 69
Five Years......................................................       $  79             $ 86
Ten Years.......................................................       $ 121             $137



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                      CLASS D
                                                                                   SHARES OF THE
                                                                                   NEW NATIONWIDE
                                                                                     FUND ON A
                                                                    NATIONWIDE       PRO FORMA
                                                                       FUND            BASIS*
                                                                    ----------     --------------
Sales Charge (as a percentage of offering price)................       4.50%            4.50%
Annual Fund Expenses (as a percentage of average net assets)
Investment Advisory Fees........................................       0.50%            0.57%
12b-1 Fees......................................................       None             None
Other Expenses..................................................       0.10           0.15(1)
                                                                      -----            -----
Total Fund Operating Expenses...................................       0.60%            0.72%
                                                                      =====            =====


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                      CLASS D
                                                                                   SHARES OF THE
                                                                                   NEW NATIONWIDE
                                                                                     FUND ON A
                                                                    NATIONWIDE       PRO FORMA
                                                                       FUND            BASIS*
                                                                    ----------     --------------
One Year........................................................       $ 51             $ 52
Three Years.....................................................       $ 63             $ 67
Five Years......................................................       $ 77             $ 83
Ten Years.......................................................       $117             $130



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                                                        CLASS D
                                                                                     SHARES OF THE
                                                                                       NEW BOND
                                                                                       FUND ON A
                                                                       NATIONWIDE      PRO FORMA
                                                                       BOND FUND        BASIS*
                                                                       ---------     -------------
Sales Charge (as a percentage of offering price)...................       4.50%           4.50%
Annual Fund Expenses (as a percentage of
  average net assets)
Investment Advisory Fees...........................................       0.50%           0.50%
12b-1 Fees.........................................................       None            None
Other Expenses.....................................................       0.22          0.29(1)
                                                                         -----           -----
Total Fund Operating Expenses......................................       0.72%           0.79%
                                                                         =====           =====


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                                                                        CLASS D
                                                                                     SHARES OF THE
                                                                                       NEW BOND
                                                                                       FUND ON A
                                                                       NATIONWIDE      PRO FORMA
                                                                       BOND FUND        BASIS*
                                                                       ---------     -------------
One Year...........................................................      $  52           $  53
Three Years........................................................      $  67           $  69
Five Years.........................................................      $  83           $  87
Ten Years..........................................................      $ 130           $ 138



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                                                      NEW MONEY
                                                                                     MARKET FUND
                                                                     NATIONWIDE       ON A PRO
                                                                        MONEY           FORMA
                                                                     MARKET FUND       BASIS*
                                                                     -----------     -----------
Sales Charge (as a percentage of offering price).................        None            None
Annual Fund Expenses (as a percentage of average net assets)
Investment Advisory Fees After Fee Waiver........................        0.45%(2)        0.40%
12b-1 Fees.......................................................        None            None
Other Expenses...................................................        0.14          0.20(1)
                                                                     -----------     -----------
Total Fund Operating Expenses After Fee Waiver...................        0.59%           0.60%
                                                                     ==========      ==========


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                      NEW MONEY
                                                                     NATIONWIDE      MARKET FUND
                                                                        MONEY          ON A PRO
                                                                     MARKET FUND     FORMA BASIS*
                                                                     -----------     ------------
One Year.........................................................       $   6            $  6
Three Years......................................................       $  19            $ 19
Five Years.......................................................       $  33            $ 33
Ten Years........................................................       $  74            $ 75



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------

(1) "Other Expenses" are based upon estimated amounts for the current fiscal year.

(2) For the fiscal year ended October 31, 1997, NAS agreed to reduce its investment advisory for Nationwide Money Market Fund to 0.45%. Without such reduction, investment advisory fees would have been 0.50%.

* These calculations reflect the expense information for the relevant Acquiring Fund after giving effect to the Reorganization.
** The Commission requires use of a 5% annual return figure for purposes of the example. Actual return for a Fund may be greater or less than 5%.

     The one, three, five and ten year figures in the Examples above for the Class D shares of the New Growth Fund, the New Nationwide Fund and the New Bond Fund reflect the deduction of the 4.5% maximum front-end sales charge. However, Class D shares of those Acquiring Funds received by a shareholder of an Acquired Fund pursuant to the Reorganization will not be subject to any such charge. Absent such front-end sales charge, the one, three, five and ten year figures for the Class D shares of the New Growth Fund, on a pro forma basis, would be $8, $25, $43 and $97, respectively, the one, three, five and ten year figures for the Class D shares of the New

Nationwide Fund, on a pro forma basis, would be $7, $23, $40 and $89 respectively, and the one, three, five and ten year figures for the Class D shares of the New Bond Fund, on a pro forma basis, would be $8, $25, $44 and $98, respectively.

     Any Class D shares of the New Growth Fund, the New Nationwide Fund or the New Bond Fund purchased after the Reorganization, other than pursuant to dividend reinvestments, will be subject to the 4.5% sales load unless the shareholder otherwise qualifies for a waiver or reduction of the sales load. See the accompanying Prospectus of the Acquiring Funds for further information regarding sales load reductions and waivers.


     FEDERAL INCOME TAX CONSEQUENCES. Prior to completion of and as a condition to the Reorganization, the Acquired Funds and the Trust will have received opinions of counsel that, upon the consummation of the Reorganization and the transfer of the assets of the Acquired Funds, no gain or loss will be recognized by an Acquired Fund or its shareholders for federal income tax purposes; the holding period and aggregate tax basis for the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder; and the holding period and tax basis of the assets of an Acquired Fund in the hands of the corresponding Acquiring Fund as a result of the Reorganization will be the same as the holding period and tax basis of the assets in the hands of the Acquired Fund immediately prior to the Reorganization.



     APPROVAL AND CONSUMMATION OF THE PROPOSED TRANSACTION. The Board of Trustees of the Trust, at a special meeting held on November 7, 1997, determined unanimously that the Reorganization is in the best interests of each of the Acquired Funds and the Trust and that the interests of the existing shareholders of the Acquired Funds will not be diluted as a result of the Reorganization. Similarly, on such date the Board of Trustees of the New Trust unanimously determined that the Reorganization is in the best interests of the New Trust and the Acquiring Funds. The proposed Reorganization of each of the Acquired Funds of the Trust with and into the corresponding Acquiring Funds of the New Trust is part of a larger plan to reorganize each of the Trust, Nationwide Investing Foundation II (which consists of two separate funds) and FHIT (which consists of four separate funds), each a separate stand-alone investment company, into separate corresponding funds of the New Trust. Two smaller funds of FHIT which have similar investment objectives and styles to two other Nationwide funds will be combined with such other funds in the New Trust. One such smaller fund of FHIT is the Cash Reserve Fund which will combine with the Trust's Nationwide Money Market Fund in the New Money Market Fund.


     Other than the New Money Market Fund, it is anticipated that the Acquiring Funds will also offer two other classes of shares beginning in March 1998. The New Money Market Fund offers only one class of shares which is without any class designation.


     To be approved, the Plan will require the affirmative vote of a majority of the outstanding shares of each Acquired Fund. The Reorganization with respect to each Acquired Fund is contingent on the approval of the Reorganization with respect to each of the other Acquired Funds, but not upon the approval of similar reorganizations by shareholders of Nationwide Investing Foundation II or FHIT. If an Acquired Fund's shareholders do not approve the proposed Reorganization, the Trust's and the New Trust's Boards of Trustees will consider what other alternatives would be in the shareholders' best interests. If the Plan is approved at the Meeting by the shareholders of each Acquired Fund, the effective date of the Reorganization (the "Closing Date") is expected to be on or about March 1, 1998, subject, however, to the receipt by the Trust and the New Trust of an order of exemption from the Commission with respect to the Reorganization. There can be no assurance that such an order will be granted. However, the Closing Date may be such earlier or later date as may be determined by the Trust and the New Trust.

     Shareholders of record of the Acquired Funds at the close of business on December 18, 1997 (the "Record Date"), will be entitled to notice of and to vote at the Meeting or any adjournment thereof. As of the Record Date, there were 924,072,437.003 outstanding shares of all four series of the Trust. Of those shares, the following constituted the issued and outstanding shares of each Acquired Fund on the Record Date:



                                                                      TOTAL NUMBER OF
                                    FUND                             SHARES OUTSTANDING
          ---------------------------------------------------------  ------------------
          Nationwide Growth Fund...................................     50,105,984.285
                                                                       ---------------
          Nationwide Fund..........................................     55,123,971.771
                                                                       ---------------
          Nationwide Bond Fund.....................................     13,168,845.646
                                                                       ---------------
          Nationwide Money Market Fund.............................    805,673,635.301
                                                                       ---------------


     As of the Record Date, there were no outstanding shares of any of the nine series of the New Trust, including the Acquiring Funds. Each of the Acquiring Funds has been created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Acquired Fund. The Acquiring Funds, prior to the effective date of the Reorganization, will not have commenced operations.

     Each shareholder of the Acquired Fund will be entitled to one vote for each share, and a fractional vote for each fractional share, held by such shareholder. Holders of a majority of the shares of the Trust at the close of business on the Record Date will be deemed to constitute a quorum for the transaction of business at the Meeting.


     Any proxy which is properly executed and received in time to be voted at the Meeting will be counted in determining whether a quorum is present and will be voted in accordance with the instructions marked thereon. In the absence of any instruction, such proxy will be voted in favor of the approval of the Plan. Abstentions and "broker non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares as to a particular matter with respect to which the brokers or nominees do not have discretionary power to vote) will not be counted for or against any proposal to which they relate. Abstentions will be counted for purposes of determining whether a quorum is present. Broker non-votes will not be counted for purposes of determining whether a quorum is present. Because approval of the Plan requires the vote of a majority of each Acquired Fund's issued and outstanding shares as of the Record Date, abstentions and broker non-votes will have the effect of a vote against the proposal to approve the Plan.



     The duly appointed Proxies may, in their discretion, vote upon such other matters as properly may come before the Meeting or any adjournment(s) thereof, including any proposal to adjourn a meeting, whether or not a quorum is present, to permit the continued solicitation of proxies in favor of the Reorganization. In case any such adjournment is proposed with respect to the Plan, the duly appointed Proxies will vote those proxies required to be voted against the Plan against adjournment. A shareholder of an Acquired Fund may revoke his or her proxy at any time prior to its exercise by delivering written notice of revocation or by executing and delivering a later-dated proxy to the Secretary of the Trust, at Three Nationwide Plaza, Columbus, Ohio 43215, or by attending the Meeting in person to vote the shares of the Acquired Funds held by such shareholder. The date of the first mailing of this Combined Prospectus/Proxy Statement to shareholders is on or about January 12, 1998.



     INVESTMENT OBJECTIVES AND POLICIES. The Acquired Funds and the corresponding Acquiring Funds have substantially similar investment objectives, and generally have the same investment policies and restrictions, although there are some differences shareholders should consider.



     The Nationwide Growth Fund seeks long-term capital appreciation without emphasis on current return, and the New Growth Fund seeks long-term capital appreciation. In order to achieve its objectives, the Nationwide Growth Fund invests in a common stock portfolio of companies of all sizes.



     The Nationwide Growth Fund, in its portfolio selections, seeks to benefit from both the underlying economic growth of the companies it invests in, plus improvement in the valuation of the stock. Under normal market conditions, the New Growth Fund will invest at least 65% of its total assets in equity securities of companies of all sizes. Equity securities in which the New Growth Fund will invest generally are common stocks and convertible securities. The Nationwide Growth Fund does not have such a 65% policy.



     For both the Nationwide Growth Fund and the New Growth Fund, major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth. Investments may be made in equity securities of many different companies and industries which provide diversification to help minimize risk.


     Both Nationwide Fund and the New Nationwide Fund seek total return from a flexible combination of current income and capital appreciation.


     In order to achieve this objective, Nationwide Fund invests in securities which provide a combination of current income and the possibility of capital gains and seeks to maximize shareholder returns through a diversified portfolio where the primary emphasis is given to common stocks. Although not limited to these investments, in the past the majority of Nationwide Fund's portfolio assets have normally contained the common stocks of well known, larger companies.



     The New Nationwide Fund seeks to maximize shareholder returns through a diversified portfolio where the primary emphasis is given to common stocks. Although not limited to these investments, it is anticipated that the majority of the New Nationwide Fund's portfolio will contain the common stocks of well-known, larger companies.



     Nationwide Bond Fund seeks to generate a high level of income, consistent with capital preservation, through investment in high-quality bonds and other fixed-income securities. This is accomplished by retaining maximum flexibility in the management of its portfolio consisting mainly of corporate debt instruments. The New Bond Fund seeks as high a level of income as is consistent with preservation of capital. The New Bond Fund will invest primarily in fixed-income securities and currently intends to focus on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions the dollar-weighted average portfolio maturity of the New Bond Fund will be intermediate, which is defined by the New Bond Fund as being between six and ten years.



     For Nationwide Bond Fund, major emphasis is placed on a diversified portfolio of high quality taxable debt securities including corporate debt securities rated within the three highest rating categories by Standard & Poor's Corporation ("S&P") (AAA, AA or A) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A), U.S. and Canadian Government obligations, mortgage-backed securities, and the highest investment grade commercial paper rated by Moody's (Prime-1 or Prime-2) or by S&P (A-1 or A-2). The Nationwide Bond Fund may invest up to 10% of its portfolio in securities rated in the fourth highest rating category by S&P or Moody's and in unrated securities determined by NAS to be of comparable quality to rated securities which such Fund could otherwise acquire.



     Under normal market conditions, the New Bond Fund will invest at least 65% of its total assets in bonds. For purposes of this policy, bonds consist of debt obligations of all types, including bonds of varying maturities, debentures and notes. For the New Bond Fund, major emphasis is placed on investment grade taxable debt securities of the same type as described above for Nationwide Bond Fund, as well as asset-backed securities and zero coupon securities, except that the New Bond Fund may also invest without limit in corporate debt securities rated within the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO") (e.g., S&P or Moody's). The ability of the New Bond Fund to invest in securities within the fourth highest rating category without limit is much broader than that of the Nationwide Bond Fund and therefore may increase the New Bond Fund's exposure to the risks of investing in medium-grade securities. For further information regarding medium-grade securities see "SPECIAL CONSIDERATIONS AND RISK FACTORS -- Medium-Grade Securities" below.



     Nationwide Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high-quality money market instruments maturing in 397 days or less. The New Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. Each Fund invests in high-quality money market instruments maturing in 397 days or less. Although principal is not intended to fluctuate, there can be no assurance that either Nationwide Money Market Fund or the New Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.


     For a more in-depth discussion of the differences between the investment policies and restrictions of the Acquired Funds and the corresponding Acquiring Funds, see "COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS" below.



     FEES AND EXPENSES. Each of the Acquired Funds pays an investment advisory and management fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets to NAS, the Trust's investment adviser. NAS has in the past and may from time to time in the future waive all or a portion of the investment advisory fees payable to it by an Acquired Fund. Currently with respect to Nationwide Money Market Fund, NAS has voluntarily reduced its investment advisory fees to 0.45%. In addition, for fund accounting services, the Acquired Funds pay NAS a total annual fee of $48,000. Nationwide Investors Services, Inc., a wholly owned subsidiary of NAS ("NISI"), serves as transfer agent for each of the Acquired Funds and receives a fee from those Funds equal to: $16 per account for the Growth Fund and the Nationwide Fund; $18 per account for the Bond Fund; and $27 per account for the Money Market Fund.


     With respect to the Acquiring Funds, NAS also provides investment advisory services to those Funds for a fee computed daily and paid monthly at the following annual rates: for each of the New Growth Fund and the New Nationwide Fund, 0.60% of such Fund's average net assets up to $250 million, 0.575% of such Fund's average net assets of $250 million up to $1 billion, 0.55% of such Fund's average net assets of $1 billion up to $2 billion, 0.525% of such Fund's average net assets of $2 billion up to $5 billion, and 0.50% of such Fund's average net assets of $5 billion or more; for the New Bond Fund, 0.50% of such Fund's average net assets up to $250 million, 0.475% of such Fund's average net assets of $250 million up to $1 billion, 0.45% of such Fund's average net assets of $1 billion up to $2 billion, 0.425% of such Fund's average net assets of $2 billion up to $5 billion, and 0.40% of such Fund's average net assets of $5 billion or more; and for the New Money Market Fund, 0.40% of such Fund's average net assets up to $1 billion, 0.38% of such Fund's average net assets of $1 billion up to $2 billion, 0.36% of such Fund's average net assets of $2 billion up to $5 billion, and 0.34% of such Fund's average net assets of $5 billion or more. Each of the Acquiring Funds also pays NAS an administration and fund accounting fee of 0.07% of such Fund's average net assets up to $250 million; 0.05% of such Fund's average net assets of $250 million up to $1 billion; and 0.04% of such Fund's average net assets of $1 billion or more. Finally, the Acquiring Funds pay an annual fee to NISI for transfer agency services equal to: $16 per account for the New Growth Fund and the New Nationwide Fund; $18 per account for the New Bond Fund; and $27 per account for the New Money Market Fund.

     Shares of each of the Acquired Funds and the Acquiring Funds are distributed by NAS, a registered broker-dealer. None of the Acquired Funds, the New Money Market Fund or the Class D shares of the other Acquiring Funds pays any distribution fees or expenses.


     The expense ratios of the Acquiring Funds subsequent to the Reorganization are expected to be higher than that of the corresponding Acquired Fund. See "THE PROPOSED TRANSACTION -- Reasons for the Proposed Transaction." The chart below compares the total annual operating expenses (as a percent of average net assets) of each Acquired Fund for the fiscal year ended October 31, 1997, to the estimated total annual operating expenses (as a percent of average net assets) of the corresponding Acquiring Fund for the fiscal year ending October 31, 1998, assuming the same level of net assets for such Acquiring Fund after the Reorganization:


                ACQUIRED FUND                                 ACQUIRING FUND
---------------------------------------------  ---------------------------------------------
           Nationwide Growth Fund                             New Growth Fund
                    0.64%                                          0.78%
               Nationwide Fund                              New Nationwide Fund
                    0.60%                                          0.72%
            Nationwide Bond Fund                               New Bond Fund
                    0.72%                                          0.79%
        Nationwide Money Market Fund                       New Money Market Fund
                   0.59%*                                          0.60%


---------------


* Reflects NAS' current investment advisory fee waiver from 0.50% to 0.45% of Nationwide Money Market Fund's average daily net assets.



     For further information regarding the expense ratios of each of the Acquiring and Acquired Funds, see "SUMMARY -- Comparative Expense Information" above.



     COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES. Shares of each of the Acquired and Acquiring Funds are offered through NAS as principal underwriter. Net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in the portfolio securities of a Fund to affect materially the net asset value of that Fund. The minimum initial investment in Nationwide Growth Fund, Nationwide Fund and Nationwide Bond Fund and, for shareholders who receive Acquiring Fund Shares in connection with the Reorganization, in the New Growth Fund, the New Nationwide Fund and the New Bond Fund is $250 (although such minimum is lowered for investments made through certain plans) and the minimum subsequent investment is $25. The minimum initial investment in Nationwide Money Market Fund and the New Money Market Fund and, for shareholders who did not receive Acquiring Fund Shares in connection with the Reorganization, in any other Acquiring Fund is $1,000 (although such minimum is lowered for investments made through certain plans) and the minimum subsequent investment is $100.



     Shares of the Nationwide Money Market Fund and the New Money Market Fund are offered at net asset value without any sales charge. A sales charge is imposed upon the sale of both the shares of the other Acquired Funds and the Class D shares of the New Growth Fund, the New Nationwide Fund and the New Bond Fund equal to 4.5% of the public offering price (4.71% of the net amount invested). The sales charge for such Acquired Funds is reduced on investments of $50,000 or more, as set forth in the following table:


                                                              SALES CHARGE AS A
                                                              PERCENTAGE OF THE       AS A PERCENTAGE
              AMOUNT OF SINGLE TRANSACTION                   NET AMOUNT INVESTED     OF OFFERING PRICE
---------------------------------------------------------    -------------------     -----------------
Less than $50,000........................................               4.71%                  4.5%
$50,000 but less than $100,000...........................               4.17                   4.0
$100,000 but less than $250,000..........................               3.09                   3.0
$250,000 but less than $500,000..........................               2.04                   2.0
$500,000 but less than $1,000,000........................               1.01                   1.0
$1,000,000 but less than $5,000,000......................               0.25                   0.25
$5,000,000 or more.......................................               0.00                   0.0

     The sales charge on sales of Class D shares of the New Growth Fund, the New Nationwide Fund and the New Bond Fund is reduced on investments of $100,000 or more, as set forth in the following table:


                                                              SALES CHARGE AS A
                                                              PERCENTAGE OF THE       AS A PERCENTAGE
              AMOUNT OF SINGLE TRANSACTION                   NET AMOUNT INVESTED     OF OFFERING PRICE
---------------------------------------------------------    -------------------     -----------------
Less than $100,000.......................................               4.71%                  4.5%
$100,000 but less than $250,000..........................               3.63                   3.5
$250,000 but less than $500,000..........................               2.56                   2.5
$500,000 but less than $1,000,000........................               1.52                   1.5
$1,000,000 or more.......................................               0.5                    0.5

NO FRONT END SALES CHARGE WILL BE IMPOSED ON ACQUIRING FUND SHARES RECEIVED IN CONNECTION WITH THE REORGANIZATION.


     With respect to the shares of each of the Acquired Funds and the Acquiring Fund Shares of the Acquiring Funds, there is no sales charge imposed upon the reinvestment of dividends and distributions. The front end sales charge on shares of the Nationwide Growth Fund, the Nationwide Fund and the Nationwide Bond Fund and on Class D shares of the New Growth Fund, the New Nationwide Fund and the New Bond Fund may be waived under certain specified conditions.



     Redemption orders for shares of both the Acquired Funds and the Acquiring Funds must be placed with NAS. Investors may redeem shares of the Acquired Funds or the Acquiring Funds at the net asset value per share next determined following the receipt by NAS of a properly completed redemption request. Such requests may either be made by telephone, by mail or by fax. For the Nationwide Money Market Fund and the New Money Market Fund, redemptions may also be made by check.



     COMPARISON OF EXCHANGE PRIVILEGES. Shares of the Nationwide Growth Fund, the Nationwide Fund and the Nationwide Bond Fund may be exchanged among any of the Nationwide's Family of Funds without sales charge. Shares of the Nationwide Money Market Fund may be exchanged for shares of any Acquired Fund upon payment of the applicable sales charge, unless a sales charge has already been paid for shares subsequently exchanged for Money Market Fund shares.



     Class D shares of an Acquiring Fund may generally be exchangeable without a sales charge for Class D shares of any other Acquiring Fund or other fund of the New Trust which offers Class D shares or for shares of the New Money Market Fund. Shares of the New Money Market Fund may be exchanged for shares of any other fund of the New Trust, including the Acquiring Funds, upon payment of the applicable sales charge, unless a sales charge has already been paid for shares subsequently exchanged for New Money Market Fund shares.



     COMPARISON OF DIVIDEND POLICIES. Each of the Nationwide Growth Fund, the New Growth Fund, the Nationwide Fund and the New Nationwide Fund declare dividends of net investment income quarterly and pay such dividends quarterly. Each of the Nationwide Bond Fund, the New Bond Fund, the Nationwide Money Market Fund and the New Money Market Fund declare dividends of net investment income daily and pay such dividends monthly. Each of the Acquired Funds and Acquiring Funds will distribute any capital gains at least annually. In addition, shareholders of the Acquired Funds and the Acquiring Funds receive dividends and distributions in the form of additional shares and not in cash unless otherwise requested by the shareholder and such dividends and distributions are of $5 or more each.


     COMPARISON OF VOTING RIGHTS. Each shareholder of an Acquired Fund and of an Acquiring Fund is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held on each matter submitted to the vote of such Fund's shareholders, regardless of the net asset value of such share.

                    SPECIAL CONSIDERATIONS AND RISK FACTORS

     Because the investment objectives, policies and strategies of each Acquired Fund and the corresponding Acquiring Fund are substantially similar, the overall level of investment risk should not materially change as a result of the Reorganization. However, in some cases an Acquiring Fund may invest in certain securities or instruments in which the corresponding Acquired Fund may not invest. There can be no assurance that any Acquired Fund or Acquiring Fund will achieve its investment objectives.



     The following discussion is qualified in its entirety by the disclosure set forth in the Acquiring Funds' Prospectus accompanying this Combined Prospectus/Proxy Statement and the Acquired Funds' Prospectus. For additional information, see "COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS" and "ADDITIONAL COMPARATIVE INFORMATION," below.



     An investment in any of the Acquired Funds or the Acquiring Funds (except for Nationwide Money Market Fund and the New Money Market Fund) involves the risk that the net asset value of such Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by such Fund. An investment in Nationwide Growth Fund, the New Growth Fund, Nationwide Fund and the New Nationwide Fund is subject to stock market risk, which means that such an investment is subject to the risk that stock prices in general will decline over short or extended periods of time. Equity securities of companies with smaller capitalizations generally are more volatile in price and may be less liquid than similar equity securities of larger capitalized companies.



     An investment in Nationwide Bond Fund and the New Bond Fund is subject to bond market risk, i.e., the risk that the market price of bonds in general will fluctuate. Bond prices fluctuate largely in response to changes in the level of interest rate. When interest rates rise, bond prices generally fall; conversely, when interest rates fall, bond prices generally rise. Although the fluctuation in the price of bonds is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of bonds in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price). The value of the shares of the Nationwide Bond Fund and the New Bond Fund may also be affected by the market's perception of changes in an issuer's credit risk. As perceived credit risk increases, the value of a specific security generally decreases, and the converse is also true.


     Warrants. Each of the New Growth Fund and the New Nationwide Fund may invest in warrants. A warrant is an instrument which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time or on a specified date. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities and do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


     Convertible Securities. Each of the Nationwide Growth Fund, the New Growth Fund, the Nationwide Fund and the New Nationwide Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will also react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investment in common stock of the same issuer.


     As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt obligations, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because the market value of securities will fluctuate.


     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated. Each of the New Growth Fund and the New Nationwide Fund will limit its investment in convertible securities rated below investment grade to less than 5% of its net assets.



     Repurchase Agreements. Each of the Acquired Funds and the Acquiring Funds may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Funds will enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price (including interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. NAS, acting under the supervision of such Trust's Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.


     Investment Companies. As permitted by the 1940 Act, each Acquiring Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of an Acquiring Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Each Acquiring Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by such Acquiring Fund.

     When-Issued Securities. Each of the Acquiring Funds may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and terms of these securities are established at the time the Acquiring Fund enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days; for mortgage-backed securities, the delivery date may extend as long as 120 days. Purchasing when-issued securities allows an Acquiring Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Acquiring Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

     The greater an Acquiring Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of that Acquiring Fund. Purchasing securities on a when-issued basis may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although an Acquiring Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. The Acquiring Funds will set aside liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.


     Floating and Variable Rate Obligations. The New Bond Fund and the New Money Market Fund may each invest in floating and variable rate obligations. Variable or floating rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Interest rates on floating rate obligations vary with changes in an underlying index whenever such index changes, while interest rates on variable rate obligations change at preset fixed times. Certain of the floating or variable rate obligations that may be purchased by such Funds may be callable by the issuer at certain dates during the term of the obligations. The dates on which they may be called are set at the time of issuance. The obligations have credit risks, like other debt instruments, but because the issuer may call the obligations, such Funds are also subject to the risk that the rates at which a Fund will be able to reinvest such assets may be less than the rate paid on the floating or variable rate obligation. Certain of the floating or variable rate obligations that may be purchased by such Funds may also carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permits the indebtedness thereunder to vary and provides for periodic adjustments in the interest rate. The New Bond Fund and the New Money Market Fund will each limit its purchase of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. NAS will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.



     Although there may be no active secondary market with respect to a particular variable or floating rate obligation purchased by these Funds, such Funds may attempt to resell the obligation at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate obligation in the event the issuer of the obligation defaulted on its payment obligation, and the Fund would, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate obligations may be secured by bank letters of credit.


     In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value or amortized cost, as the case may be.

     Variable and floating rate obligations for which no readily available market exists and which are not subject to a demand feature that will permit such a Fund to receive payment of the principal within seven days after demand by that Fund, will be considered illiquid and therefore, together with other illiquid securities held by such Fund, will not exceed such Fund's limitation on investments in illiquid securities.


     Medium-Grade Securities. Each of the Nationwide Bond Fund and the New Bond Fund may invest in medium-grade securities. Medium-grade securities are obligations rated in the fourth highest rating category by any NRSRO. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.



     All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by NAS to consider what action, if any, such Fund should take consistent with its investment objective; there is no requirement that such a Fund sell such downgraded securities.



     U.S. Government Securities. As discussed above, each of the Acquiring and the Acquired Funds may invest in securities which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Securities issued by the U.S. Government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by U.S. Government agencies or instrumentalities include, but are not limited to, obligations of the following: the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks; the Federal National Mortgage Association ("FNMA"); the Student Loan Marketing Association; Federal Home Loan Mortgage Corporation ("FHLMC"); and the Federal Farm Credit Banks.



     The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.



     Stripped Treasury Securities.   Each of the New Money Market Fund and the
New Bond Fund may invest in Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"). Stripped Treasury Securities will include coupons that have been stripped from U.S. Treasury Bonds which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").



     Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the securities and does not receive any rights to periodic interest payments on the security.



     Mortgage- and Asset-Backed Securities. Nationwide Bond Fund and the New Bond Fund may purchase mortgage-backed securities. The New Bond Fund may also invest in asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage-backed obligations ("CMOs"). Such securities may be issued or guaranteed by the U.S. Government, and its agencies or instrumentalities or by private issuers, generally originators of or investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks, and special purpose entities (collectively, "private lenders"). The underlying mortgage assets may have fixed rates or adjustable rates of interest. Mortgage-backed securities in which these Funds may invest include both fixed-rate and adjustable-rate mortgage-backed securities.


     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.


     The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly and that principal may be prepaid at any time because the underlying mortgage loans and other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is higher than expected will reduce yield, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield, while a prepayment rate that is slower than expected will reduce yield. Accelerated prepayments on securities purchased by the Bond Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized by the time the principal is prepaid in full.



     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The New Bond Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in the Fund would likely decrease. Also, the New Bond Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to the New Bond Fund derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.



     The New Bond Fund may purchase mortgage-backed securities issued by private issuers, and therefore, the purchase of such securities may entail greater risk than mortgage-backed securities that are guaranteed by the

U.S. Government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.



     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.



     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.



     Collateralized Mortgage Obligations. The New Bond Fund may also acquire CMOs and stripped mortgage-backed securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to as "Mortgage Assets"). Payments of principal or interest on the Mortgage Assets, and any reinvestment income thereon, provide the income to pay debt service on the CMOs. CMOs purchased by the New Bond Fund will be issued by agencies or instrumentalities of the U.S. Government or by private lenders.



     Interest Only and Principal Only Securities. Stripped mortgage-backed securities are securities representing interest in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped mortgage-backed securities in which the New Bond Fund may invest are issued by U.S. Government agencies or by private lenders. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of POs, like other debt instruments, will tend to move in the opposite direction compared to interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.


     The New Bond Fund may purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. If the New Bond Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the New Bond Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. No more than 10% of the New Bond Fund's total assets will be invested in IOs and in POs. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose value as a result of changes in interest rates; in such instance, the New Bond Fund may have difficulty selling such securities.



     Zero Coupon Securities. The New Bond Fund may invest in zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features.


     Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.

     Current federal income tax law requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the New Bond Fund may be required to distribute income accrued with respect tot these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

     Canadian and Provincial Obligations. Nationwide Money Market Fund and the New Money Market Fund may each invest in Canadian and Provincial obligations. Such obligations are unsecured, discounted bills and notes that are issued in U.S. currency. Obligations have a final maturity of 270 days or less from date of issue and are exempt from registration under Section 3(a)(3) of the Securities Act of 1933, as amended. Canada Bills constitute direct, unconditional obligations or Her Majesty in right of Canada and are a direct charge on and payable out of the Consolidated Revenue Fund of Canada. Export Development Company and Canadian Wheat Board are crown corporations and agents of Her Majesty in right of Canada. Provincial obligations are backed by the full faith and credit of the provincial governments.

     Lending Portfolio Securities. From time to time, each of the Acquiring Funds may lend their portfolio securities to brokers, dealers and other financial institutions who need to borrow securities to complete certain transactions. In connection with such loans, an Acquiring Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Acquiring Fund can increase its income through the investment of such collateral and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. An Acquiring Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Acquiring Fund.

     Derivative Instruments. NAS may use a variety of derivative instruments, including options, futures contracts ("futures"), options on futures, stock index options and forward currency contracts to hedge the New Growth Fund's and the New Nationwide Fund's portfolio or for risk management. Derivatives are financial instruments whose value and performance are based on the value and performance of another security, financial instrument or index.

                            THE PROPOSED TRANSACTION

     AGREEMENT AND PLAN OF REORGANIZATION. The Plan provides that all of the assets of each Acquired Fund as of the Exchange Date (as defined in the Plan) will be transferred to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. The Exchange Date is expected to be on or about March 1, 1998; subject, however, to the receipt by the Trust and the New Trust of any necessary order of exemption from the Commission with respect to the Reorganization. A copy of the Plan is attached as Exhibit A to this Combined Prospectus/Proxy Statement. Although portions of the Plan are summarized below, this summary is qualified in its entirety by reference to the Plan.


     Promptly after the Exchange Date, each Acquired Fund will distribute the Acquiring Fund Shares of the corresponding Acquiring Fund to the Acquired Fund's shareholders of record as of 9:00 a.m. on the Exchange Date. The Acquiring Fund Shares which will be issued for distribution to each Acquired Fund's shareholders will be equal in aggregate value to the shares of the corresponding Acquired Fund held as of the Valuation Time (as defined in the Plan). All issued and outstanding shares of the Acquired Funds will be cancelled on the Trust's books and any certificates representing such shares will no longer be valid. Acquiring Fund Shares will be represented only by book entries; no share certificates will be issued.


     The consummation of the Reorganization is subject to the satisfaction of a number of conditions set forth in the Plan, including approval by shareholders of each of the Acquired Funds. The Plan also may be terminated and the Reorganization abandoned by the Acquired Funds and the Acquiring Funds by mutual consent of their respective trustees.

     The Reorganization will not be completed unless the Trust and the New Trust obtain opinions of counsel to the effect that the Reorganization constitutes a tax-free reorganization for Federal income tax purposes and any necessary written order of exemption from the Commission exempting the Reorganization from the provisions of Section 17(a) of the 1940 Act.

     Except as otherwise provided below, all fees and expenses incurred by a party in connection with the Plan will be paid by the party directly incurring such costs. NAS will pay 50% of the costs associated with the Reorganization, including 50% of the costs associated with this proxy solicitation. Each Acquiring Fund will bear its own organizational costs.


     Shareholders of the Trust will have no dissenters' rights or appraisal rights. If the Plan is duly approved by shareholders and the Reorganization is consummated, all shareholders of the Acquired Funds (as of 9:00 a.m. on the Exchange Date) including those that voted against the approval of the Plan, will receive Acquiring Fund Shares of the corresponding Acquiring Funds. All shareholders of the Acquired Funds have the right at any time up to the next business day preceding the Exchange Date to redeem their shares at net asset value according to the procedures set forth in the Acquired Funds' Prospectus.


     This summary does not purport to be a complete description of the Plan and is subject to the terms and conditions of the Plan set forth in Exhibit A.


     REASONS FOR THE PROPOSED TRANSACTION. Currently, the Trust is a separate, stand-alone investment company organized in 1933. The New Trust was organized as a series investment company as of October 30, 1997, and on November 7, 1997, its Board of Trustees created the Acquiring Funds with substantially similar investment objectives and policies and generally similar restrictions to those of the Acquired Funds. Because of the similarity between the Acquired Funds and the Acquiring Funds, the considerations and risks involved with an investment in an Acquiring Fund are expected to be comparable to those associated with an investment in the corresponding Acquired Fund. Each Acquiring Fund has been established for purposes of effecting the Reorganization and will not commence operations prior to the Exchange Date.


     The transactions contemplated by the Plan were presented to the Board of Trustees of the Trust for its consideration at a meeting held on November 7, 1997. The Board of Trustees of the Trust concluded unanimously that the Reorganization is in the best interests of the Trust, the Acquired Funds and their shareholders and that the interests of the existing shareholders of the Acquired Funds will not be diluted by the Reorganization.



     The Board of Trustees of the Trust, in reaching this conclusion, considered the costs resulting from the separate operation of the Acquired Funds and the Trust and the proposed costs of the Acquiring Funds and the New Trust, as provided by NAS, in light of their substantially similar investment objectives, policies, restrictions, Boards of Trustees, officers and service providers. The Trust's Board also considered the operating and compliance efficiencies that could result from moving the operation of the Acquired Funds from the Trust to corresponding separate portfolios of the New Trust, which has been organized under a more flexible and modern declaration of trust. The investment restrictions of the Acquiring Funds which were approved by the Board of Trustees of the New Trust vary somewhat from the investment restrictions of the Acquired Funds; however, such differences reflect a more uniform and flexible set of investment restrictions that will be in place for each of the other series or portfolios of the New Trust. Such restrictions were approved to help achieve greater compliance efficiencies by having each series of the New Trust have the same or substantially similar investment restrictions.


     One of the operating efficiencies expected is that certain fixed costs associated with the operation of the Acquired Funds and the Trust when incurred by the New Trust and the Acquiring Funds would decrease on a per share basis since such costs would be spread over a larger pool of assets, e.g., certain professional and regulatory fees and printing costs.


     In particular, the Trust's Board considered the anticipated expense ratios of the Acquiring Funds, the structure of the New Trust, including the provision for multiple classes of shares, the experience of the service providers of the Acquiring Funds and the level of service to be provided to the shareholders of the Acquiring Funds, as represented by NAS, including the greater resources that could be dedicated to managing the Acquiring Funds and providing administrative and compliance services.



     The Trust's Board also considered the higher fees charged to the Acquiring Funds compared to those of the Acquired Funds. During its review of the fees for the Acquiring Funds, the Trust's Board considered the following factors, among others: (1) the nature, scope and quality of the services provided by NAS, (2) the costs incurred and revenues generated by NAS in rendering such services, (3) NAS' profitability from its mutual fund activities, (4) the compensation paid to investment advisers of mutual funds with similar investment objectives and policies and asset sizes, (5) the quality of personnel at NAS, (6) comparative expense and performance information, (7) pro forma expense ratios based upon the proposed level of investment advisory and administration fees, (8) the need to provide NAS with adequate financial incentives to maintain and improve its services, and (9) NAS' planned and proposed additional expenditures in the area of fund administration and investment advisory services.



     More specifically, the Trust's Board considered the significant increases in expenses that NAS will experience in connection with the management of the New Growth Fund and the New Nationwide Fund and in the general administration and fund accounting for each of the Acquiring Funds and the fact that the total expense ratios for each of the Acquiring Funds would continue to be at least 23% lower than the average for comparable mutual funds according to data from Lipper Analytical Services, Inc. as of September 30, 1997. The Board of the Trust and the New Trust also determined that the proposed breakpoints in the Acquiring Funds' fees would allow shareholders of the Acquiring Funds to benefit from certain economies of scale as a Fund's assets grow.



     In reaching its conclusion to approve the higher investment advisory fees for the New Growth Fund and the New Nationwide Fund, the Board determined that the increased fees were necessary for NAS to maintain high-quality services to those Funds, especially in today's competitive environment where there are strong pressures to attract and retain qualified professionals and to dedicate greater resources to the management of funds that invest in equity securities. In determining to break out the administrative services provided to each of the Funds and to charge a separate fee for such services, the Board specifically considered the increased costs of improved technology and the need to maintain high quality compliance and administrative services.


     With respect to the New Bond Fund and the New Money Market Fund, while the administrative and fund accounting services for those Funds will be performed under a separate fund administration agreement, for which NAS will receive a separate fee, the investment advisory fees to be paid to NAS, (i) for the New Bond Fund at the initial level are the same as those paid by Nationwide Bond Fund, and (ii) for the New Money Market Fund, are lower that those paid by the Nationwide Money Market Fund. In addition, each Acquiring Fund will receive the benefit of breakpoints in its investment advisory fees at certain asset levels which will cause that Acquiring Fund's overall investment advisory expenses, as a percentage of such Fund's assets, to decline as such Acquiring Fund's assets grow. And with respect to each Fund, the Board of the Trust and the New Trust determined that based on the Acquiring Funds' performance and the level of the proposed fees and total expense ratios relative to comparable funds, the proposed changes were reasonable and in the best interests of each Acquiring Fund and of its shareholders subsequent to the Reorganization.


     The Board of Trustees of the Trust based its decision to approve the proposed transaction upon its consideration of a number of factors, including, among other things:

          (1) the terms and conditions of the Reorganization and whether it would result in a dilution of the existing shareholders' interests;

          (2) the similarity of the Acquired Funds' investment objectives, strategies and policies with those of the corresponding Acquiring Funds, as well as the views of NAS that any differences between the investment policies and restrictions of the Acquired Funds and their corresponding Acquiring Fund should not materially increase investment risks;

          (3) the experience and resources of NAS with respect to providing investment management services, and the experience of and quality of services to be provided by the Acquiring Funds' other service providers;


          (4) the projected expense ratios and information regarding fees and expenses of each Acquiring Fund, each Acquired Fund and other similar funds and the services being offered to shareholders and the fact that the overall expense ratio for each Acquired Fund will be as least 23% lower than the median expense ratio of its peer group of mutual funds;


          (5) the increased fees being necessary to maintain high-quality services, especially in today's competitive environment where there are strong pressures to attract and retain qualified professionals and to dedicate greater resources to the management of funds that invest in equity securities and to improved technology;

          (6) the continuity of the portfolio managers for the Acquired Funds;

          (7) the conditioning of the Reorganization on the receipt of legal opinions confirming the absence of any adverse federal tax consequences to the Acquired Funds or their shareholders resulting from the Reorganization; and

          (8) other factors as it deemed relevant.

     In particular, the Board considered the per share operating expense ratios (total annual operating expenses expressed as a percentage of average net assets) for shares of the Acquired Funds and as estimated for the Acquiring Funds. The following are the per share operating expense ratios for shares of the Acquired Funds for the year ended October 31, 1997, and as estimated for the Acquiring Fund Shares of the corresponding Acquiring

Funds for the period following the effective date of the Reorganization and ending October 31, 1998, after giving effect to the Reorganization:

                            OPERATING EXPENSE RATIOS


                ACQUIRED FUND                                  ACQUIRING FUND

           Nationwide Growth Fund                              New Growth Fund
                    0.64%                                           0.78%

               Nationwide Fund                               New Nationwide Fund
                    0.60%                                           0.72%

            Nationwide Bond Fund                                New Bond Fund
                    0.72%                                           0.79%

        Nationwide Money Market Fund                        New Money Market Fund
                   0.59%*                                           0.60%


---------------


     * Reflects the current investment advisory fee waiver of NAS from an annual rate of 0.50% to 0.45% of Nationwide Money Market Fund's average daily net assets.



     For further information regarding the expense ratios of each of the Acquiring and Acquired Funds, see "SUMMARY-- Comparative Expense Information" above.



     DESCRIPTION OF THE SECURITIES TO BE ISSUED. Ownership in each Acquiring Fund is represented by units of beneficial interest, without par value, of Nationwide Investing Foundation III, which is an open-end investment company of the management type, organized as an Ohio business trust as of October 30, 1997. The Acquiring Funds are currently four of nine separate series of the New Trust. Like the Acquired Funds, each Acquiring Fund is diversified, as that term is defined in the 1940 Act. There is only one class of shares for the Acquired Funds. The New Money Market Fund of the New Trust offers only one class of shares, which is without designation. However, each of the Acquiring Funds, other than the New Money Market Fund, is expected to offer at least three classes of shares -- Class A, Class B and Class D shares. Class A shares of the New Trust will be sold with a front-end sales load and pay expenses pursuant to a Rule 12b-1 plan. Class B shares of the New Trust will be subject to a contingent deferred sales charge, will be sold without imposition of a front-end sales load and will pay expenses pursuant to a Rule 12b-1 plan. Class D shares will be sold with a front-end sales load but will not be subject to a Rule 12b-1 Plan. Except for Rule 12b-1 fees, Class A, Class B and Class D shares of the New Trust will generally bear the same expenses.


     All shareholders of an Acquiring Fund, regardless of class, will generally vote on the same issues and in the aggregate with respect to matters submitted to the shareholders of that Fund for their approval as a Fund. However, holders of one class of shares of an Acquiring Fund will vote as a class and not with holders of any other class of shares with respect to its respective Rule 12b-1 Plan, if any. The Acquiring Fund Shares which shareholders of the Acquired Funds will receive pursuant to the Reorganization do not have a Rule 12b-1 Plan. Shareholders of an Acquiring Fund are entitled to one vote for each share held and a proportionate fractional vote for any fraction of a share held. See "ADDITIONAL COMPARATIVE INFORMATION."


     FEDERAL INCOME TAX CONSEQUENCES. As a condition to the closing of the Reorganization, the Trust and the New Trust must receive favorable opinions from Baker & Hostetler LLP substantially to the effect that, for Federal income tax purposes: (a) the Reorganization will constitute a "tax-free" reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss will be recognized by the Acquiring Funds or the Acquired Funds as a result of the Reorganization; (c) no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their shares of the Acquired

Funds for Acquiring Fund Shares of the corresponding Acquiring Funds; (d) the tax basis of the Acquiring Fund Shares received by shareholders of the Acquired Funds pursuant to the Reorganization will be the same as the basis of the shares of the corresponding Acquired Fund held immediately prior to the Reorganization;
(e) the holding period of the Acquiring Funds Shares so received will include the period during which the Acquired Fund shareholder held shares of the Acquired Fund, provided such shares were held as a capital asset; (f) the tax basis of each Acquired Fund's assets acquired by the corresponding Acquiring Fund will be the same as the basis of such assets immediately prior to the Reorganization; and (g) the holding period of such assets will include the period during which those assets were held by the Acquired Fund.


     Such opinions are not the equivalent of a ruling from the Internal Revenue Service and may, upon audit, be challenged by the Internal Revenue Service. The Acquiring Funds and the Acquired Funds do not intend to seek a private letter ruling with respect to the tax effects of the Reorganization.



     CAPITALIZATION. The following table shows the capitalization both of the Acquired Funds as of October 31, 1997, and of the corresponding Acquiring Fund on a pro forma basis. The pro forma financial information giving effect to the Reorganization provided below is the same as the corresponding Acquired Fund because, except for certain organizational activities, the Acquiring Funds have no and will have no assets or liabilities, and will not commence operations, prior to the consummation of the Reorganization.



                           NATIONWIDE GROWTH FUND/NEW GROWTH FUND*
Net assets.................................................................    $  818,124,115
Shares outstanding.........................................................        50,125,860
Net asset value per share..................................................    $        16.32
                            NATIONWIDE FUND/NEW NATIONWIDE FUND*
Net assets.................................................................    $1,448,421,904
Shares outstanding.........................................................        54,513,873
Net asset value per share..................................................    $        26.57
                           THE NATIONWIDE BOND FUND/NEW BOND FUND*
Net assets.................................................................    $  124,404,412
Shares outstanding.........................................................        13,109,316
Net asset value per share..................................................    $         9.49
                     NATIONWIDE MONEY MARKET FUND/NEW MONEY MARKET FUND*
Net assets.................................................................    $  820,657,405
Shares outstanding.........................................................       820,657,237
Net asset value per share..................................................    $         1.00


---------------


     * The capitalization information for each of the Acquiring Funds is provided on a pro forma basis; that is, what the capitalization of the Acquiring Funds would have been at October 31, 1997 had the Reorganization been completed. The information above for the New Money Market Fund does not include the effect of the combination of FHIT Cash Reserve Fund with such Fund.


         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


     INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of each Acquired Fund are substantially similar to those of the corresponding Acquiring Fund. The investment objectives and certain investment restrictions of each Acquired Fund and Acquiring Fund are "fundamental," which means that they may not be changed without the consent of a majority of such Fund's outstanding shares, as defined in the 1940 Act. The investment policies and certain investment restrictions of the Acquired Funds and the Acquiring Funds are, however, "non-fundamental." A "non-fundamental" policy may be changed upon the vote of the Trustees without shareholder approval.

     The investment policies and strategies of each Acquired Fund are generally the same as those of the corresponding Acquiring Fund, although there are some differences in the investment policies and restrictions that shareholders should consider.

NATIONWIDE GROWTH FUND/NEW GROWTH FUND

     The investment objective of the Nationwide Growth Fund is to achieve long-term capital appreciation without emphasis on current return. The investment objective of New Growth Fund is to achieve long-term capital appreciation.


     Nationwide Growth Fund seeks to benefit from both the underlying economic growth of the companies in which it invests and improvement in the valuation of the stock. In selecting securities, Nationwide Growth Fund and New Growth Fund emphasize companies that have capable management and that are in fields in which social and economic trends, technological developments, and new processes or products indicate potential for greater-than-average growth. Although Nationwide Growth Fund generally intends to invest in common stocks or securities convertible into common stock, it is not restricted in regard to the proportion of one or another class of securities it may hold. As a result, management of Nationwide Growth Fund is not in any way inhibited in selecting appropriate investments in seeking to achieve Nationwide Growth Fund's investment objectives. However, certain other restrictions exist to protect investors. Nationwide Growth Fund diversifies its investments to minimize risk by investing in different types of securities among many companies and industries.



     Under normal market conditions, the New Growth Fund will invest at least 65% of its total assets in equity securities of companies of all sizes. The equity securities in which the New Growth Fund may invest include common stock, preferred stock, convertible securities and warrants of both domestic and foreign issuers. Foreign securities may be acquired directly or though depository receipts. In addition to equity securities, the New Growth Fund may invest in index futures, options and other derivatives, and securities which are not readily marketable or are restricted as to disposition. The New Growth Fund may also purchase shares of other investment companies, enter into repurchase agreements, lend portfolio securities and purchase securities on a when-issued or delayed-delivery basis. As a temporary defensive position, the New Growth Fund may invest up to 100% of its total assets in cash and/or U.S. Government securities, short-term fixed income securities and money market obligations ("Money Market Obligations").


THE NATIONWIDE FUND/NEW NATIONWIDE FUND


     The investment objective of the Nationwide Fund is to obtain a total return from a flexible combination of current income and capital appreciation. The New Nationwide Fund has the same investment objective. The Nationwide Fund seeks to accomplish its investment objective by retaining maximum flexibility in the management of its portfolio.



     Each Fund's portfolio consists or will consist primarily of common stocks but also may include convertible securities, other equity securities, bonds, and money market instruments. Major emphasis is placed on investing in securities that provide a combination of current income and capital gains. Each such Fund seeks to maximize shareholder returns through a diversified portfolio in which the primary emphasis is given to common stocks and diversify its investments to minimize risk by investing in securities of many different companies and industries. In the past the majority of the Nationwide Fund's portfolio assets normally consisted of the common stocks of well-known, larger companies, although the Nationwide Fund is not limited to these investments.



     Although the Nationwide Fund generally intends to invest in common stocks or in securities convertible to common stock, the Nationwide Fund is not restricted in regard to the proportion of one or another class of securities it may hold. As a result, management of the Nationwide Fund is not in any way inhibited in selecting appropriate investments in seeking to achieve the Nationwide Fund's investment objectives. However, certain other restrictions exist to protect investors.


     The equity securities in which the New Nationwide Fund may invest include common stock, preferred stock, convertible securities and warrants of both domestic and foreign issuers. Foreign securities may be acquired directly or though depository receipts. In addition to equity securities, the New Nationwide Fund may invest in index futures, options and other derivatives, and securities which are not readily marketable or are restricted as to disposition. The New Nationwide Fund may also purchase shares of other investment companies, enter into repurchase obligations, lend portfolio securities and purchase securities on a when-issued or delayed-delivery basis. As a temporary defensive position, the New Nationwide Fund may invest up to 100% of its total assets in cash and/or Money Market Obligations.


THE NATIONWIDE BOND FUND/NEW BOND FUND


     The investment objective of the Nationwide Bond Fund is to generate a high level of income, consistent with capital preservation, through investment in high-quality bonds and other fixed-income securities. The investment objective of the New Bond Fund is to seek as high a level of income as is consistent with preservation of capital.



     The Nationwide Bond Fund seeks to accomplish its investment objective by retaining maximum flexibility in the management of its portfolio. The Nationwide Bond Fund's portfolio consists mainly of corporate debt instruments. Major emphasis is placed on maintaining a diversified portfolio of high-quality taxable debt securities. Such securities include corporate debt securities rated within the three highest rating categories by S&P or Moody's, obligations of the governments of the United States and Canada, mortgage-backed securities, and investment grade commercial paper rated by Moody's (Prime-1 or Prime-2) or by S&P (A-1 or A-2). The Nationwide Bond Fund may invest up to 10% of its portfolio in securities rated in the fourth highest rating category by S&P or Moody's or which are of comparable quality.



     The New Bond Fund invests primarily in fixed-income securities and currently focuses on corporate debt securities and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the New Bond Fund will be intermediate, defined by the New Bond Fund to mean between six and ten years. Under normal market conditions, the New Bond Fund will invest at least 65% of its total assets in bonds. For purposes of this policy, bonds consist of debt obligations of all types, including bonds of varying maturities, debentures and notes.



     For the New Bond Fund, major emphasis is placed on investment grade taxable debt securities, including corporate debt securities rated within the four highest rating categories by an NRSRO, U.S. and Canadian Government obligations, mortgage-backed securities, asset-backed securities and commercial paper rated in one of the two highest rating categories by an NRSRO. The New Bond Fund may invest in zero coupon securities and in unrated securities if NAS determines that such securities are of comparable quality. The New Bond Fund may also enter into repurchase agreements, purchase restricted or illiquid securities that are not readily marketable or that are restricted as to disposition, and engage in securities lending transactions. The New Bond Fund may also purchase securities on a when-issued or delayed-delivery basis and securities of other investment companies.



     Securities that are rated in the fourth highest rating category by an NRSRO are commonly referred to as medium-grade securities. Should subsequent events cause the rating of a medium-grade security to fall, NAS will consider this event in determining whether the New Bond Fund should continue to hold the security. In no event, however, would the New Bond Fund be required to liquidate any portfolio security if the New Bond Fund would suffer a loss on the sale of such security. As a temporary defensive position, the New Bond Fund may also invest up to 100% of its total assets in cash and/or Money Market Obligations.



     Certain debt securities in which the New Bond Fund may invest, such as mortgage-backed securities and other securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the New Bond Fund's average weighted portfolio maturity, the effective maturities of such securities will be used.


THE NATIONWIDE MONEY MARKET FUND/NEW MONEY MARKET FUND

     The investment objective of the Nationwide Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high-quality money market instruments maturing in 397 days or less. The investment objective of the New Money Market Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.


     The emphasis for the Nationwide Money Market Fund and the New Money Market Fund is on a diversified portfolio having a dollar weighted average maturity of 90 days or less. Such Funds' portfolio consists or will consist of high-quality money market instruments with a remaining maturity of 397 days or less including, but not limited to: securities of the U.S. Government, its agencies and instrumentalities, U.S. dollar denominated obligations of foreign governments, including Canadian government and provincial obligations; obligations of commercial banks and savings associations which have assets over $500 million and that are members of the Federal Deposit Insurance Corporation, and the 50 largest foreign banks with U.S. branches; taxable or partly taxable obligations issued by state, county or municipal governments; commercial paper rated in one of the two highest rating categories by at least two NRSROs; corporate obligations and asset-backed securities that at the time of purchase are rated in one of the two highest rating categories assigned by an NRSRO; and repurchase agreements collateralized by any of the above. In addition, the New Money Market Fund may invest in variable and floating rate obligations, some of which may have call features. The New Money Market Fund may also purchase securities on a when-issued or delayed-delivery basis and securities of other investment companies and may lend portfolio securities.



     FUNDAMENTAL INVESTMENT POLICIES. Each Acquired Fund and corresponding Acquiring Fund have some fundamental investment policies that are the same and some that are different. The primary purposes for adopting more flexible investment restrictions for the Acquiring Funds are to promote standardization of such restrictions among all of the Nationwide funds and to provide the portfolio managers with greater flexibility in managing the Acquiring Funds' portfolios. The similarities and differences are described in the following table.



               ACQUIRED FUNDS                                    ACQUIRING FUNDS
---------------------------------------------     ---------------------------------------------
                                       DIVERSIFICATION:

The Nationwide Growth Fund, the Nationwide        Each of the Acquiring Funds has a fundamental
Fund, and the Nationwide Bond Fund each have      policy against purchasing securities of any
a fundamental policy against purchasing           one issuer, other than obligations issued or
securities of any one issuer if, immediately      guaranteed by the U.S. Government, its
thereafter, it would have more than 5% of its     agencies or instrumentalities, if,
assets, taken at value, invested in that          immediately after such purchase, more than 5%
issuer. The Nationwide Growth Fund, the           of such Fund's total assets would be invested
Nationwide Fund, and the Nationwide Bond Fund     in such issuer or such Fund would hold more
each have a fundamental policy against            than 10% of the outstanding voting securities
purchasing securities of any one issuer if,       of the issuer, except that 25% or less of
immediately thereafter, it would own more         such Fund's total assets may be invested
than 10% of any class of voting or non-voting     without regard to these limitations. There is
securities of that issuer. This investment        no limit to the percentage of assets that may
restriction does not apply to obligations         be invested in U.S. Treasury bills, notes, or
issued or guaranteed by the United States         other obligations issued or guaranteed by the
Government. In addition, the Nationwide Money     U.S. Government, its agencies or
Market Fund may invest up to 10% of its           instrumentalities. The New Money Market Fund
assets, taken at value, in First Tier             will be deemed to be in compliance with this
Securities, as defined in the 1940 Act, of a      investment restriction so long as it is in
single issuer for a period of up to three         compliance with Rule 2a-7 under the 1940 Act,
business days after the purchase thereof,         as such Rule may be amended from time to
provided that it may not make more than one       time.
such investment at any one time.

               ACQUIRED FUNDS                                    ACQUIRING FUNDS
---------------------------------------------     ---------------------------------------------
                                        CONCENTRATION:

Each of the Acquired Funds has a fundamental      Each of the Acquiring Funds has a fundamental
policy against concentrating its investments      policy against purchasing securities of any
in any one industry (never more than 25%).        one issuer if, as a result of such purchase,
Rather, each of the Acquired Funds endeavors      25% or more (taken at current value) of an
to maintain wide industry diversification.        Acquiring Fund's total assets would be
Electric, natural gas distribution, natural       invested in securities of issuers the
gas pipeline, combined electric and natural       principal activities of which are in the same
gas, and telephone utilities are considered       industry. This investment restriction does
separate industries for this purpose. In          not apply to securities issued by the U.S.
addition, with respect to the Nationwide          Government, its agencies, or
Money Market Fund, captive borrowing,             instrumentalities or to securities issued by
conduit, equipment finance, premium finance,      state, county, or municipal governments. The
leasing finance, consumer sales finance and       following industries are considered separate
other finance are also considered separate        industries for purposes of this investment
industries. Obligations of the United States      restriction: electric, natural gas
Government, its agencies and                      distribution, natural gas pipeline, combined
instrumentalities, and obligations issued by      electric and natural gas, telephone
state, county, or municipal governments are       utilities, captive borrowing conduit,
not subject to this 25% limitation. The           equipment finance, premium finance, leasing
Nationwide Money Market Fund may, if deemed       finance, consumer sales finance and other
advisable, invest more than 25% of its assets     finance.
in the obligations of commercial banks.

                          ISSUING SENIOR SECURITIES/BORROWING MONEY:

The Acquired Funds do not have a fundamental      Each of the Acquiring Funds has a fundamental
or non-fundamental policy against issuing         policy against borrowing money or issuing
senior securities. However, each of the           senior securities, except that each Acquiring
Acquired Funds has a fundamental policy           Fund may enter into reverse repurchase
against borrowing money, except that each         agreements and may otherwise borrow money and
Acquired Fund may borrow an amount not in         issue senior securities as and to the extent
excess of 33 1/3% of the value of its total       permitted by the 1940 Act or any rule, order
assets (calculated when the loan is made)         or interpretation thereunder.
from banks for temporary purposes to
facilitate the orderly sale of portfolio          Each of the Acquiring Funds, however,
securities to accommodate unusually heavy         currently may only borrow money from banks
redemption requests, if they should occur.        and in an amount no greater than 33 1/3% of
This borrowing provision is not intended for      its total assets (including the amount
investment purposes, nor will any such fund       borrowed). In addition, an Acquiring Fund may
purchase portfolio securities during periods      borrow up to an additional 5% of its total
of borrowings outstanding. Each Acquired Fund     assets from banks for temporary or emergency
may also borrow an amount equal to no more        purposes.
than 5% of its total assets (calculated when
the loan is made) for temporary, emergency
purposes, to clear transactions, to provide
the Investment Manager additional flexibility
in the execution of routine daily
transactions, and to allow for more efficient
cash management. This borrowing provision
will not be used to leverage any such fund or
to borrow for extended periods of time.

               ACQUIRED FUNDS                                    ACQUIRING FUNDS
---------------------------------------------     ---------------------------------------------
                            LENDING MONEY OR SECURITIES TO OTHERS:

Each of the Acquired Funds has a fundamental      Each of the Acquiring Funds has a fundamental
policy against lending securities or money to     policy against lending securities or making
others.                                           loans to others, except that each Acquiring
                                                  Fund may purchase or hold debt instruments
                                                  and lend portfolio securities in accordance
                                                  with its investment objective and policies,
                                                  make time deposits with financial
                                                  institutions, and enter into repurchase
                                                  agreements.

                                       PLEDGING ASSETS:

Each of the Acquired Funds has a fundamental      Each of the Acquiring Funds has a
policy against pledging its assets for any        non-fundamental policy against mortgaging,
purpose, except that the Nationwide Money         pledging, or hypothecating more than
Market Fund may pledge up to 10% of its           one-third of its total assets.
assets to secure temporary borrowings from
banks.

                                    ACTING AS UNDERWRITER:

Each of the Acquired Funds has a fundamental      Each of the Acquiring Funds has a fundamental
policy against acting as an underwriter,          policy against acting as an underwriter of
except that the Nationwide Growth Fund, the       another issuer's securities, except to the
Nationwide Fund, and the Nationwide Bond Fund     extent that an Acquiring Fund may be deemed
may each be deemed to be an underwriter under     to be an underwriter under the Securities Act
certain federal securities laws in disposing      of 1933, as amended, in connection with the
of certain portfolio securities.                  purchase and sale of portfolio securities.

                               PURCHASING SECURITIES ON MARGIN:

The Acquired Funds do not have a fundamental      Each of the Acquiring Funds has a
or non-fundamental policy against purchasing      non-fundamental policy against purchasing
securities on margin.                             securities on margin, except that each
                                                  Acquiring Fund may obtain whatever short-term
                                                  credits are necessary to clear purchases and
                                                  sales of securities and to make margin
                                                  payments in connection with derivative
                                                  securities transactions.

               ACQUIRED FUNDS                                    ACQUIRING FUNDS
---------------------------------------------     ---------------------------------------------
                              ILLIQUID OR RESTRICTED SECURITIES:

The Nationwide Growth Fund, the Nationwide        The Acquiring Funds are not subject to any
Fund, and the Nationwide Bond Fund each have      restriction in regard to investing in
a fundamental policy against investing in         securities for which market quotations are
securities for which market quotations are        not available. Each of the Acquiring Funds,
not readily available and investing in            however, has a non- fundamental investment
securities that are restricted as to their        policy against purchasing or otherwise
disposition under federal securities laws or      acquiring any security if, as a result, more
that may not be publicly sold without             than 15% (10% with respect to the New Money
registration under the Securities Act of          Market Fund) of its net assets would be
1933, if as a result, more than 5% of their       invested in securities that are illiquid.
net assets would be invested in such
securities. Each of the Acquired Funds also
has a fundamental policy against entering
into any repurchase agreement if, as a
result, more than 10% of its total assets
would be subject to repurchase agreements
maturing in more than seven days.

                                   SELLING SECURITIES SHORT:

Each of the Acquired Funds has a fundamental      Each of the Acquiring Funds has a
policy against selling securities short.          non-fundamental policy against selling
                                                  securities short, unless an Acquiring Fund
                                                  owns or has the right to obtain securities
                                                  equivalent in kind and amount to the
                                                  securities sold short or unless an Acquiring
                                                  Fund covers its short sale as required by the
                                                  current rules and positions of the Commission
                                                  or its staff. Short positions in forward
                                                  currency contracts, options, futures
                                                  contracts, options on futures contracts, and
                                                  other derivative instruments do not
                                                  constitute selling securities short.

                        REAL ESTATE / COMMODITIES / FUTURES CONTRACTS:

Each of the Acquired Funds has a fundamental      Each of the Acquiring Funds has a fundamental
policy against purchasing or selling real         policy against purchasing or selling real
estate, commodities or futures contracts.         estate, except that each Acquiring Fund may
                                                  acquire real estate through ownership of
                                                  securities or instruments and may purchase or
                                                  sell securities issued by entities or
                                                  investment vehicles that own or deal in real
                                                  estate (including interests therein) or
                                                  instruments secured by real estate (including
                                                  interests therein). Each of the Acquiring
                                                  Funds also has a fundamental policy against
                                                  purchasing or selling commodities or
                                                  commodities contracts, except to the extent
                                                  disclosed in the Acquiring Fund's current
                                                  Prospectus.

               ACQUIRED FUNDS                                    ACQUIRING FUNDS
---------------------------------------------     ---------------------------------------------
                           SECURITIES OF OTHER INVESTMENT COMPANIES:

The Nationwide Growth Fund, the Nationwide        Each of the Acquiring Funds has a
Fund and the Nationwide Bond Fund each have a     non-fundamental policy against purchasing
fundamental policy against investing in the       securities of other investment companies
securities of any other investment company.       except (a) in connection with a merger,
The Nationwide Money Market Fund has a            consolidation, acquisition, reorganization or
fundamental policy against purchasing or          offer of exchange, and (b) to the extent
selling securities of other investment            permitted by the 1940 Act or any rules or
companies except in connection with a merger,     regulations thereunder or pursuant to any
consolidation, acquisition or reorganization.     exemptions therefrom.

                          COMBINED HOLDINGS OF TRUSTEES AND OFFICERS:

The Nationwide Growth Fund, the Nationwide        The Acquiring Funds are not subject to any
Fund or the Nationwide Bond Fund each have a      such restriction.
fundamental policy against retaining the
securities of any issuer if the combined
holdings of all Trustees or officers of the
Trust and all directors and officers of NAS
who own more than  1/2 of 1% of the
securities of such issuer total more than 5%
of the securities of the issuer.

                INVESTING IN A COMPANY WITH LESS THAN THREE YEARS OF OPERATION:
The Nationwide Growth Fund, the Nationwide        The Acquiring Funds are not subject to any
Fund, and the Nationwide Bond Fund each have      such restriction.
a fundamental policy against investing more
than 5% of its in companies or their
predecessors that have a record of less than
three years of continuous operation.

         INVESTING IN PUTS, CALLS, STRADDLES, AND SPREADS / OIL, GAS, MINERAL LEASES:
Each of the Acquired Funds has a fundamental      The Acquiring Funds are not subject to any
policy against investing in puts, calls,          such restriction.
straddles, spreads or any combination
thereof. In addition, the Nationwide Growth
Fund, the Nationwide Fund, and the Nationwide
Bond Fund each have a fundamental policy
against investing in oil, gas, or other
mineral leases, rights or royalty contracts.

          DEALING WITH TRUSTEES / SHORT-TERM TRADING PROFITS / CONTROL OF MANAGEMENT:
The Nationwide Growth Fund, the Nationwide        The Acquiring Funds are not subject to any
Fund, and the Nationwide Bond Fund each have      such restriction.
a fundamental policy against dealing with the
Trustees of the Trust in regard to the
purchase and sale of securities and investing
for the purpose of making short-term trading
profits or for exercising control of
management.



     It is not anticipated that the above-mentioned differences in investment policies and restrictions will, individually or in the aggregate, result in an appreciable variation between the level of investment risks associated with an investment in each Acquiring Fund. For a more complete description of the Acquiring Funds' investment policies and restrictions, including relevant risk factors, see "OBJECTIVES AND MANAGEMENT" in the

Acquiring Funds' Prospectus and "INVESTMENT OBJECTIVES AND POLICIES" in the Acquiring Funds' Statement of Additional Information. For a more complete description of the Acquired Funds' investment policies and restrictions, including relevant risk factors, see "OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS" in the Acquired Funds' Prospectus and "INVESTMENT OBJECTIVES AND POLICIES" in the Acquired Funds' Statement of Additional Information.

                       ADDITIONAL COMPARATIVE INFORMATION

SERVICE ARRANGEMENTS AND FEES

                        THE ACQUIRED FUNDS AND THE TRUST



     Pursuant to the laws of Michigan and the Trust's Amended Trust Indenture, the responsibility for the management of the Trust is vested in its Board of Trustees which, among other things, is empowered by the Trust's Indenture of Trust to elect officers of the Trust and contract with and provide for the compensation of agents, consultants, and other professionals to assist and advise in such management.



     Investment Adviser. The Acquired Funds are advised by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company, which in turn is wholly owned by Nationwide Financial Services, Inc., a holding company ("NFS"). NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. NAS is also the investment adviser, administrator, fund accountant and distributor of each of the other funds of the Nationwide family of funds. NAS was established as an Ohio corporation on June 28, 1960, and has been providing investment advisory services to open-end investment management companies like the Acquired Funds since 1965.


     In its capacity as investment adviser, and subject to the ultimate authority of the Trust's Board of Trustees, NAS, in accordance with the Acquired Funds' investment objectives and policies, manages the Acquired Funds, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since June, 1981, John M. Schaffner, MBA, CFA, has been primarily responsible for the day-to-day management of the Nationwide Growth Fund's portfolio. Mr. Schaffner has been with Nationwide Insurance Enterprise since 1977. Mr. Schaffner graduated with a Bachelor of Arts in Economics from Occidental College. He received his Master of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.


     Since January, 1985, Charles Bath, MBA, CFA, has been primarily responsible for the day-to-day management of the Nationwide Fund's portfolio. Mr. Bath joined Nationwide Insurance Enterprise as a securities analyst in March, 1982. He graduated with a Bachelor of Science degree in Accounting from Miami University. He received his Master of Business Administration degree in Finance from The Ohio State University and is a certified Public Accountant and a Chartered Financial Analyst.


     Since March, 1997, Douglas Kitchen, CFA, has been primarily responsible for the day-to-day management of the Nationwide Bond Fund's portfolio. Mr. Kitchen joined Nationwide Insurance Enterprise in 1986 and from 1992 to March 1997, managed the bond portfolio for the Nationwide Insurance Enterprise Foundation. Mr. Kitchen received a Bachelor of Arts in Geology from Thiel College and a Bachelor of Science in Finance from The Ohio State University and is a Chartered Financial Analyst.

     Since July, 1997, Patricia A. Mynster, Director of Short-Term Investments, has been primarily responsible for the day-to-day management of the Nationwide Money Market Fund. She has managed short-term investments for over 20 years. She received a Bachelor of Arts degree in Business Administration from Otterbein College. She has held her current position as Director of Short-Term Investments for the Nationwide Insurance Enterprise since 1991.

     In addition, pursuant to the Investment Advisory Agreement, NAS generally assists in all aspects of the Acquired Funds' administration and operation.

     For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, NAS receives a fee from each Acquired Fund, computed daily and paid monthly, at the annual rate of 0.50% of average net daily assets of that Fund.


     The Acquired Funds also pay to NAS for fund accounting services an annual fee equal to $48,000.


     For a complete description of the Acquired Funds' advisory arrangements, see the sections in the Acquired Funds' Prospectus entitled "OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS" and "MANAGEMENT OF THE TRUSTS."

     Distributor. The Trust has entered into an Underwriting Agreement with NAS, Three Nationwide Plaza, Columbus, Ohio 43215, pursuant to which shares of the Acquired Funds continuously are offered on a best efforts basis by NAS and dealers selected by NAS. Dimon Richard McFerson is Chairman of the Board and Chief Executive Officer of NAS. Joseph J. Gasper, Robert A. Oakley, Gordon E. McCutchan and Robert J. Woodward, Jr. are President and a director, Executive Vice President -- Chief Financial Officer and a director, Executive Vice President -- Law and Corporate Services and a director, and Executive Vice President -- Chief Investment Officer and a director, respectively, of NAS. James F. Laird, Jr. is Vice President -- General Manager of NAS. NAS receives no compensation from the Acquired Funds in connection with its services under such Underwriting Agreement but may retain some or all of the sales charge, if any, imposed upon sales of the Acquired Funds' shares.

     Dividend and Transfer Agent. Nationwide Investors Service, Inc., a wholly owned subsidiary of NAS ("NISI"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as the Acquired Funds' Dividend and Transfer Agent. In consideration of such services, the Acquired Funds have agreed to pay NISI an annual fee, paid monthly, equal to: $16 per account for the Nationwide Growth Fund and the Nationwide Fund; $18 per account for the Nationwide Bond Fund; and $27 per account for the Nationwide Money Market Fund, plus out-of-pocket expenses.

     For a complete description of these arrangements and the other expenses borne by the Trust, see the section in the Acquired Funds' Prospectus entitled "MANAGEMENT OF THE TRUSTS."

     Custodian. The Acquired Funds have appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Acquired Funds' custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by each of the Acquired Funds.

     Counsel. Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215, serves as counsel to the Trust.

     Independent Accountants. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent accountants for the Acquired Funds, and, as such, has audited the annual financial statements of the Acquired Funds.

     Management Discussion of Fund Performance.

NATIONWIDE GROWTH FUND


     For the fiscal year ended October 31, 1997, Nationwide Growth Fund had a total return of 32.12%, without sales charge, compared to a 32.10% total return for the S&P 500 Index.



     During the second half of the fiscal year, Nationwide Growth Fund continued to find greater opportunities in growth stocks, and took advantage of them to shift its portfolio mix in this direction, at the same time reducing the level of value-oriented holdings. For example, compared to its portfolio as of October 31, 1996, Nationwide Growth Fund's investment in the computer services and software sector increased from 2.2% to a level of 12.8% as of October 31, 1997. The main sectors that saw declines in investment were financial stocks, which went from 17.3% to 14.8%, healthcare, which went from 4.5% to 0%, and food and beverage, which went from 4.3% to 0%. In the process of buying the growth stocks which NAS found attractive, and funding those purchases with sales of less-attractive stocks, NAS also tried to concentrate on the best ideas. As a result, Nationwide Growth Fund's top 10 holdings as of the fiscal year-ended October 31, 1997, represented nearly 37% of assets, compared to a figure of about 30.5% as of October 31, 1996.

     Although growth stocks have been the current focus, the stock selection process is essentially unchanged. NAS still wants to own companies that benefit from strong, long-term growth drivers which are clearly visible. NAS wants to own companies with both the management and financial resources to take full advantage of their business opportunities. NAS also favors companies that derive and/or purvey benefits from advancing technology.


     The strongest performance over the 12 months ended October 31, 1997, came from two of Nationwide Growth Fund's technology holdings: Applied Materials and EMC Corporation. Both Warner-Lambert and Schering-Plough in the drug group, and Merrill Lynch and Equitable in the financial sector, also had outstanding gains. Nationwide Growth Fund's most significant loss came in the computer service sector, in First Data Corp. This is a company NAS thinks is extremely well positioned for long-term growth. The stock has come down because its current growth rate, though still good, has been less than expected.



     The positive results for the fiscal year ended October 31, 1997, were primarily due to gains in stocks Nationwide Growth Fund has held for over a year, rather than from ones that were added during the fiscal year. As Nationwide Growth Fund goes forward, NAS expects that the more recent additions will help sustain this progress.



                                FUND COMPOSITION


                              (SUBJECT TO CHANGE)


                           FUND COMPOSITION PIE CHART
        U.S. government agency obligations and other
          assets less liabilities                                  3.0%
        Common stock                                              97.0%


                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN


                           FOR PERIODS ENDED 10/31/97



           $1,000         $100         $1,000
          LUMP SUM      MONTHLY       LUMP SUM
          INVESTMENT   INVESTMENT     INVESTMENT
YEARS     W/O SC*       W/O SC*        W/SC**
----------------------------------------------
   1        32.12%        26.80%        26.17%
   5        17.15%        19.58%        16.07%
  10        15.26%        15.70%        14.74%



 * These returns do not reflect the effects of sales charges.


** Assumes a 4.5% sales charge was paid, which has the most dramatic effect on one-year performance figures.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



                                FUND PERFORMANCE


  MEASUREMENT
    PERIOD
 (FISCAL YEAR
   COVERED)         FUND     S&P 500      CPI
1987                  9550      10000      10000
1988                 12260      11475      10425
1989                 13628      14498      10903
1990                 11705      13415      11598
1991                 16779      17898      11925
1992                 17943      19679      12319
1993                 20843      22608      12658
1994                 22038      23481      12997
1995                 26668      29683      13353
1996                 29964      36812      13753
1997                 39588      48596      14014


Comparative performance of $10,000 invested in the Nationwide(R) Growth Fund, the S&P 500* and the Consumer Price Index (CPI)** over a 10-year period ended 10/31/97. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges.



 * The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.


** The CPI represents changes in prices of all goods and services purchased for consumption by urban households.

NATIONWIDE FUND


     The total return for Nationwide Fund for the fiscal year ended October 31, 1997, was 40.17%, without sales charge, assuming all distributions were reinvested, compared to 32.10% for the S&P 500 Index.



     The excellent performance of Nationwide Fund was mainly attributable to large investments in the pharmaceutical and financial services industries. Warner-Lambert and Schering-Plough are Nationwide Fund's two largest holdings and they have continued to perform very well. Solid revenue growth combined with new products have allowed these two companies to outperform the market and their peers. Financial services companies have performed well due to steady earnings performance, combined with benefits from consolidation. First USA, Barnett Banks and U.S. Bancorp were all acquired at significant premiums to their market prices. These takeouts, combined with excellent performance from Mellon Bank, Horace Mann and CoreStates Financial, led to the financial services sector providing excellent performance for Nationwide Fund shareholders. These companies remain significant holdings in the portfolio and should be important contributors to the future performance of Nationwide Fund.



     The New York Times is a significant new investment ranked in the top 10 holdings of the portfolio as of October 31, 1997. This company in many ways epitomizes what NAS is looking for in an investment. The shares are inexpensively priced compared to private market value, yet the business franchise is one of the best in its industry. The company recently completed a major capital spending program so cash flow will be available in the future to reward shareholders. NAS is optimistic this will be a successful investment for the Nationwide Fund.



     Nationwide Fund also has two new holdings in the cellular telephone industry. These are small holdings because the securities appreciated in price before a larger position could be purchased. However, NAS is optimistic that the worst of the fears regarding competition will not be realized and the attractive purchase prices will provide excellent appreciation potential.

                                FUND COMPOSITION


                              (SUBJECT TO CHANGE)


                           FUND COMPOSITION PIE CHART
        Debt obligations and other assets less liabilities         1.0%
        Common stock                                              99.0%

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN


                           FOR PERIODS ENDED 10/31/97



           $1,000         $100         $1,000
          LUMP SUM      MONTHLY       LUMP SUM
          INVESTMENT   INVESTMENT     INVESTMENT
YEARS     W/O SC*       W/O SC*        W/SC**
----------------------------------------------
   1        40.17%        36.71%        33.87%
   5        18.60%        24.82%        17.51%
  10        17.01%        18.19%        16.48%



 * These returns do not reflect the effects of sales charges.


** Assumes a 4.5% sales charge was paid, which has the most dramatic effect on one-year performance figures.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



                                FUND PERFORMANCE


  MEASUREMENT
    PERIOD
 (FISCAL YEAR
   COVERED)         FUND     S&P 500      CPI
1987                  9550      10000      10000
1988                 11193      11475      10425
1989                 14225      14498      10903
1990                 13226      13415      11598
1991                 18049      17898      11925
1992                 19615      19679      12319
1993                 20822      22608      12658
1994                 21838      23481      12997
1995                 26039      29683      13353
1996                 32837      36812      13753
1997                 46029      48596      14014


Comparative performance of $10,000 invested in the Nationwide(R) Fund, the S&P 500* and the Consumer Price Index (CPI)** over a 10-year period ended 10/31/97. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges.



 * The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.


** The CPI represents changes in prices of all goods and services purchased for consumption by urban households.

NATIONWIDE BOND FUND


     Nationwide Bond Fund's total return with reinvestment of all distributions for the fiscal year ended October 31, 1997, was 8.33%, without sales charge. This compares to the 8.81% return of such Fund's new benchmark, the Lehman Government/Corporate Bond Index which is more reflective of such Fund's investment policies. In retrospect, it would have improved Nationwide Bond Fund's comparative performance to the Lehman Brothers Long-Term Government/Corporate Index if the change to this new index had been at the beginning of the year rather than in the middle. For the last six months of the fiscal year, Nationwide Bond Fund's total return was 7.37%, little different than the 7.41% return for the new benchmark.



     Interest rates declined substantially in the second half of the year. This completely reversed the increase that followed the March increase in the Federal Funds rate. Rates ended at yearly lows, with the 30-year Treasury note yielding 6.15% and the two-year treasury note yielding 5.61%. Inflationary pressures remain remarkably subdued given the strength in the economy and, as a result, expectations of future inflation have declined. The economic weakness seen in some of the Asian countries has spread throughout that region and could have an effect on our economy in 1998. Inflation could drop below 2% with enough of a slowdown.



     In the corporate and mortgage-backed market, spreads were historically narrow for virtually the entire year and few opportunities to improve returns were available. Spreads did widen substantially at the fiscal-year end, but it happened too suddenly to affect our returns. Turmoil in the Asian markets and the fear that corporate profitability in 1998 will be hurt were the primary causes. Mortgage-backed securities widened in sympathy, with the rationale of lower interest rates sparking a wave of prepayments.



     Restructuring Nationwide Bond Fund from long-term to intermediate required a significant change in composition. Approximately $50 million of long-term corporates were sold, including large positions in Bank One, W.R. Berkley, Prudential and Seagrams. New names added in the intermediate part of the curve included Hanson, Hilton Hotels, McGraw-Hill and ITT Rayonier among others. Because of the narrowness of spreads and increasing risk, positions in corporates and mortgage-backed securities were reduced. U.S. Treasuries comprised 18% of the portfolio as of October 31, 1997. The recent widening in spreads appears to present an opportunity for Nationwide Bond Fund, but NAS intends to wait for some signs of stability in the Asian markets and a clearer picture of how much of a slowdown can be expected in 1998.

                                FUND COMPOSITION


                              (SUBJECT TO CHANGE)


                           FUND COMPOSITION PIE CHART
        Other assets less liabilities                              0.7%
        Corporate bonds                                           72.2%
        U.S. government obligations                               17.9%
        Canadian bonds                                             4.8%
        Mortgage-backed securities                                 4.4%

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN


                           FOR PERIODS ENDED 10/31/97



           $1,000         $100         $1,000
          LUMP SUM      MONTHLY       LUMP SUM
          INVESTMENT   INVESTMENT     INVESTMENT
YEARS     W/O SC*       W/O SC*        W/SC**
----------------------------------------------
   1        8.33%         11.22%        3.46%
   5        7.02%          7.67%        6.04%
  10        8.81%          8.28%        8.32%



 * These returns do not reflect the effects of sales charges.


** Assumes a 4.5% sales charge was paid, which has the most dramatic effect on one-year performance figures.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



                                FUND PERFORMANCE


MEASUREMENT
   PERIOD
(FISCAL YEAR
  COVERED)      FUND    LBLTG/CBI LBG/CBI  CPI
1987             9550    10000    10000    10000
1988            10695    11163    11062    10425
1989            11734    12916    12406    10903
1990            12420    13114    13088    11598
1991            14293    15591    15100    11925
1992            15844    17405    16772    12319
1993            18001    21274    19063    12658
1994            16234    18986    18179    12997
1995            19547    23955    21116    13353
1996            20534    25007    22254    13753
1997            22245    28058    24215    14014


Comparative performance of $10,000 invested in the Nationwide(R) Bond Fund, the Lehman Brothers Long-Term Government/Corporate Bond Index*, the Lehman Brothers Government/Corporate Bond Index**, and the Consumer Price Index*** (CPI) over a 10-year period ended 10/31/97. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges.



  * The Lehman Brothers Long-Term Gov't./Corp. Bond Index consists of U.S. government and corporate bonds with maturities of 10 years or more and outstanding par value of at least $100 million. All returns are market value-weighted inclusive of accrued interest.


 ** The Lehman Brothers Gov't./Corp. Bond Index is the new index for the Fund.
    It is the same as the above index except maturities of the securities are one year and greater.


*** The CPI represents changes in prices of all goods and services purchased for consumption by urban households.

NATIONWIDE MONEY MARKET FUND


     The net assets of Nationwide Money Market Fund ended the fiscal year at $820.7 million. They were $729.5 million a year ago. Mutual fund assets have seen consistent growth during the year. Much of the growth is attributed to an increase in individual retirement savings utilizing payroll deductions. The average annual total return of Nationwide Money Market Fund for the year ended October 31, 1997, was 5.07% versus 2.08% for the Consumer Price Index; the seven-day effective yield for the Nationwide Money Market Fund was 5.15%.


     Nationwide Money Market Fund met its investment objective of providing a high level of current income consistent with capital preservation and maintenance of liquidity. This was achieved by careful investment selection and constant attention to the compliance objectives and policies outlined in the prospectus.


     The investment portfolio is well diversified and a laddered approach to maturities was followed. The dollar-weighted average maturity of Nationwide Money Market Fund remained between approximately 35-45 days. Prime commercial paper provided the best risk/return profile, accounting for its dominant portfolio weighting. The trading range for 30-day prime commercial paper (dealer placed) was between 5.24% and 5.61% for the year.



                                FUND COMPOSITION


                              (SUBJECT TO CHANGE)


                           FUND COMPOSITION PIE CHART
        Canadian obligations                                       3.4%
        Commercial paper                                          92.7%
        U.S. government and agency obligations and other
          assets less liabilities                                  3.9%

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN


                           FOR PERIODS ENDED 10/31/97



           $1,000         $100
          LUMP SUM      MONTHLY
          INVESTMENT   INVESTMENT
YEARS     W/O SC*       W/O SC*
---------------------------------
   1        5.07%         5.13%
   5        4.30%         4.83%
  10        5.47%         4.86%



 * There are no sales charges in the Nationwide(R) Money Market Fund.



An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.



                                FUND PERFORMANCE


 MEASUREMENT PERIOD
    (FISCAL YEAR
      COVERED)            FUND         CPI
1987                        10000        10000
1988                        10693        10425
1989                        11644        10903
1990                        12569        11598
1991                        13341        11925
1992                        13811        12319
1993                        14170        12658
1994                        14643        12997
1995                        15443        13353
1996                        16222        13753
1997                        17045        14014


Comparative performance of $10,000 invested in the Nationwide(R) Money Market Fund, and the Consumer Price Index (CPI)* over a 10-year period ended 10/31/97. Unlike our Fund, the CPI does not reflect any fees or expenses.



 * The CPI represents changes in prices of all goods and services purchased for consumption by urban households.

                     THE ACQUIRING FUNDS AND THE NEW TRUST


     Except where shareholder action is required by law, all of the authority of the New Trust is exercised under the direction of the New Trust's Trustees, who are elected by the shareholders of the New Trust's series or portfolios, including the Acquiring Funds, and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants, and other professionals to assist and advise in its day-to-day operations. The New Trust will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


     Investment Adviser. The Acquiring Funds are also advised by NAS. It is intended that upon completion of the Reorganization, Mr. Schaffner will be responsible for the day-to-day management of the New Growth Fund's portfolio, Mr. Bath will be responsible for the day-to-day management of the New Nationwide Fund's portfolio, Mr. Kitchen will be responsible for the day-to-day management of the New Bond Fund's portfolio and Ms. Mynster will be responsible for the day-to-day management of the New Money Market Fund's portfolio. For its services as investment adviser, NAS receives a fee from each Acquiring Fund, which is calculated daily and paid monthly, at the following annual rates: for each of the New Growth Fund and the New Nationwide Fund, 0.60% of such Fund's average net assets up to $250 million, 0.575% of such Fund's average net assets of $250 million up to $1 billion, 0.55% of such Fund's average net assets of $1 billion up to $2 billion, 0.525% of such Fund's average net assets of $2 billion up to $5 billion, and 0.50% of such Fund's average net assets of $5 billion or more; for the New Bond Fund, 0.50% of such Fund's average net assets up to $250 million, 0.475% of such Fund's average net assets of $250 million up to $1 billion, 0.45% of such Fund's average net assets of $1 billion up to $2 billion, 0.425% of such Fund's average net assets of $2 billion up to $5 billion, and 0.40% of such Fund's average net assets of $5 billion or more; and for the New Money Market Fund, 0.40% of such Fund's average net assets up to $1 billion, 0.38% of such Fund's average net assets of $1 billion up to $2 billion, 0.36% of such Fund's average net assets of $2 billion up to $5 billion, and 0.34% of such Fund's average net assets of $5 billion or more. The New Trust's Investment Advisory Agreement was approved by the New Trust's Board of Trustees on November 7, 1997, and will be approved by each Acquiring Fund's initial sole shareholder, NAS, prior to the Reorganization.



     The New Trust on behalf of the Acquiring Funds has also entered into an Administration Agreement with NAS whereby NAS provides certain administration and fund accounting services to the Acquiring Funds. For such services, NAS receives a fee from each Acquiring Fund, calculated daily and paid periodically at the following annual rate: 0.07% of such Fund's average net assets up to $250 million; 0.05% of such Fund's average net assets of $250 million up to $1 billion, and 0.04% of such Fund's average net assets of $1 billion or more. Such Administration Agreement was approved by the New Trust's Board of Trustees on November 7, 1997.


     For a complete description of the Acquiring Funds' advisory arrangements, see the section in the Acquiring Funds' Prospectus entitled "MANAGEMENT OF THE TRUST -- Investment Management."

     Dividend and Transfer Agent. NISI also serves as the Acquiring Funds' Dividend and Transfer Agent. In consideration of such services, the Acquiring Funds have each agreed to pay NAS an annual fee, paid monthly, equal to: $16 per account for the New Growth Fund and the New Nationwide Fund, $18 per account for the New Bond Fund, and $27 per account for the New Money Market Fund, plus out-of-pocket expenses.

     For a complete description of these arrangements and the other expenses borne by the Acquiring Funds, see the sections in the Acquiring Funds' Prospectus entitled "MANAGEMENT OF THE TRUST -- Other Services" and " -- Transfer and Dividend Disbursing Agent."

     Distributor. NAS also serves as the distributor of the Acquiring Funds' shares pursuant to a distribution agreement. Pursuant to such agreement, NAS may retain all or a portion of the front end sales charge, if any, imposed upon purchases of Class D shares of the Acquiring Funds.

     In addition, NAS may enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Acquiring Fund Shares.

     For a complete description of these arrangements, see the sections in the Acquiring Funds' Prospectus entitled "HOW TO PURCHASE SHARES."

     Custodian. The Acquiring Funds have also appointed Fifth Third as the Acquiring Funds' custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Acquiring Funds.

     Counsel. Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215, serves as counsel to the New Trust.

     Independent Accountants. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, has been selected to serve as the independent accountants for the Acquiring Funds, and, as such, will audit the annual financial statements of the Acquiring Funds.

     Management Discussion of Fund Performance. No management discussion of fund performance is included since the Acquiring Funds have not yet commenced operations.


CERTAIN FINANCIAL INFORMATION.



     The Prospectus for the Trust contains information on per share income, capital changes and performance calculations under the caption "FINANCIAL HIGHLIGHTS."


     The Acquiring Funds have not yet commenced operations and have no and will have no assets or liabilities prior to the consummation of the Reorganization. Therefore, no information regarding per share income and capital changes is available. For information regarding performance calculations and comparisons, see the information under the caption "PERFORMANCE ADVERTISING FOR THE FUNDS" in the Acquiring Funds' Prospectus.


COMPARISON OF RIGHTS OF SECURITY HOLDERS



     The Trust is a Michigan trust, registered under the 1940 Act as an open-end investment company of the management type and established under a Trust Indenture dated May 5, 1933. The Trust Indenture has been amended several times since that date. The New Trust is an Ohio business trust, registered under the 1940 Act as an open-end investment company of the management type and established under a Declaration of Trust dated as of October 30, 1997.


     The Acquiring Funds are four of nine series of the New Trust. The other five series of the New Trust are the Nationwide Tax-Free Income Fund, the Nationwide Long-Term U.S. Government Bond Fund, the Nationwide Intermediate U.S. Government Bond Fund, the Nationwide Mid Cap Growth Fund and the Nationwide S&P 500 Index Fund.


     Both the Trust and the New Trust are authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest in the Trust is designated under its Amended Trust Indenture as a share of one of the Acquired Funds; no provision is made for dividing such shares into additional series or shares. The New Trust, in contrast, may divide its shares of beneficial interest into one or more series of shares and into one or more classes or sub-series of shares. Each share of a series of the Trust or New Trust represents a beneficial interest in the assets of only that series. The consideration received by the Trust or New Trust for the issuance of shares of a particular series, the assets in which such consideration is invested, and all income and proceeds from the holding or sale of such assets belong to that series, subject only to the rights of creditors.


     Each share of beneficial interest of a series of the Trust and New Trust represents an equal proportionate interest in that series of the Trust and New Trust, respectively, with each other share of the same series. Each such share is entitled to share on a pro rata basis in any dividends or distributions out of the income or assets belonging to the particular series of the Trust and New Trust, as applicable. Such dividends or distributions are declared at the discretion of the Trustees of the Trust and New Trust. Upon any liquidation of a series of the Trust or New Trust, shareholders are entitled to share pro rata in the net assets that belong to that series and that are available for distribution.

     Shares of the Acquiring Funds, once properly issued and outstanding, are fully paid and nonassessable and have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive or appraisal rights.

     Shareholders of both the Trust and the New Trust are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held regardless of the net asset value of the shares.

     Voting rights for the Trust's shareholders are not cumulative, so that the holders of more than 50% of the Trust voting in the election of its Trustees have the power to elect all of the Trustees of the Trust. The Trust is not required to, and currently does not, hold an annual meeting of shareholders.


     Shareholders of the New Trust have no cumulative voting rights; the holders of a plurality of the shares voting for the election of the New Trust's Board of Trustees can elect all of the New Trust's Board of Trustees. The New Trust does not intend to hold annual meetings of shareholders, except as required under its Declaration of Trust or the 1940 Act. Shareholders of the Acquiring Funds will vote in the aggregate with other shareholders of the New Trust and not by series or portfolio except as otherwise expressly required by law. For example, shareholders of an Acquiring Fund will vote in the aggregate with other shareholders of the New Trust with respect to the election of Trustees and ratification of the selection of independent accountants. However, shareholders of an Acquiring Fund will vote as a Fund, and not in the aggregate with other shareholders of the New Trust, for purposes of approval of amendments to the Investment Advisory Agreement as it relates to that Acquiring Fund or any of that Acquiring Fund's fundamental policies.



     The Trustees of the New Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request thereof from shareholders holding not less than 10% of the outstanding votes of the New Trust, and the New Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders, by majority vote, has the power to remove one or more Trustees.



     For a complete description of the respective attributes of the Trust's and the New Trust's shares, including how to purchase, redeem or exchange shares and certain restrictions thereon, taxation of the Acquired Funds or the Acquiring Funds, as the case may be, and its shareholders, and dividend and distribution policies, see the sections in the Acquired Funds' and the Acquiring Funds' respective Prospectuses entitled "HOW TO PURCHASE SHARES," "HOW TO REDEEM SHARES," "INVESTOR SERVICES," and "DISTRIBUTIONS AND TAXES." Additional information about the Trust is included in its Prospectus, dated February 28, 1997, as supplemented on December 8, 1997, and December 23, 1997, which is incorporated herein by reference, and in the Trust's Statement of Additional Information dated February 28, 1997. Copies of the Prospectus and the Statement of Additional Information may be obtained without charge by calling the Trust at 1-800-848-0920.



     Additional information about the Acquiring Funds is included in their Prospectus dated January 6, 1998, which accompanies this Combined
Prospectus/Proxy Statement, and Statement of Additional Information dated January 6, 1998, copies of which may be obtained without charge by calling the New Trust at 1-800-848-0920.



     Additional information regarding the Reorganization is contained in the
Statement of Additional Information, dated January      , 1998, to this Combined
Prospectus/Proxy Statement. The Statement of Additional Information is incorporated by reference herein and may be obtained by calling the New Trust at 1-800-848-0920.


     THE TRUST'S BOARD OF TRUSTEES AND MANAGEMENT RECOMMEND APPROVAL OF THE
PLAN.

                                 MISCELLANEOUS

     ADDITIONAL INFORMATION. The Trust and the New Trust are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, and in accordance therewith each files reports, proxy materials and other information with the Commission. Such reports, proxy materials and other information may be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.


     SOLICITATION OF PROXIES AND PAYMENT OF EXPENSES. The cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the costs of any supplementary solicitation and proxy soliciting services provided by third parties, will be borne 50% by the Trust and 50% by NAS. Proxies will be solicited initially, and in any supplemental solicitation, by mail and may be solicited in person, by telephone or other electronic means by officers of the Trust, or by proxy solicitors hired by the Trustees.



     SUBSTANTIAL SHAREHOLDERS. As of December 18, 1997, to the knowledge of the Trust, the only persons who own of record or beneficially five percent or more of the outstanding shares of any of the Acquired Funds are Nationwide Life Insurance Company and/or Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, which own, through various separate accounts, 31.0% of Nationwide Growth Fund, 24.1% of Nationwide Fund, 16.8% of Nationwide Bond Fund, and 54.4% of Nationwide Money Market Fund.


     As of the close of business on December 18, 1997, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust or of any Acquired Fund.

     As of the close of business on December 18, 1997, there were no issued and outstanding shares of the New Trust. As of such date, there were no shareholders of the Acquiring Funds. It is anticipated, however, that those persons who are beneficial holders of the Acquired Funds' shares immediately prior to the Reorganization will be beneficial holders of the same or substantially the same percentage of the corresponding Acquiring Fund Shares immediately after the Reorganization.


     DOCUMENTS INCORPORATED BY REFERENCE. The accompanying Prospectus of the Acquiring Funds dated January 6, 1998, is incorporated by reference into this Combined Prospectus/Proxy Statement. In addition, the Trust's Prospectus dated February 28, 1997, as supplemented December 8, 1997, and December 23, 1997, is incorporated by reference into this Combined Prospectus/Proxy Statement and may be obtained by writing the Trust at Three Nationwide Plaza, Columbus, Ohio 43215 or by calling the Trust at 1-800-848-0920. Copies of documents requested will be sent by first-class mail to the requesting shareholder within one business day of receipt of the request.


     OTHER BUSINESS. The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is their intention that the proxies which do not contain specific instructions to the contrary will be voted on such matter in accordance with the judgment of the person named in the enclosed Proxy Card.

     FUTURE SHAREHOLDER PROPOSALS. Pursuant to rules adopted by the Commission under the 1934 Act, investors may request inclusion in the proxy statement for shareholder meetings certain proposals for action which they intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the Trust's proxy statement and is subject to limitations under the 1934 Act. It is not presently anticipated that the New Trust will hold regular meetings of shareholders, and no anticipated date of the next meeting can be provided.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     Agreement and Plan of Reorganization ("Agreement") dated as of November 24, 1997, by and between Nationwide Investing Foundation, a Michigan business trust ("NIF") and Nationwide Investing Foundation III, an Ohio business trust ("NIF III").


     WHEREAS, NIF is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end investment company of the management type and has issued and outstanding shares of beneficial interest, par value $1.00 per share, of the following four series: Nationwide Growth Fund ("NIF Growth Fund"), Nationwide Fund ("NIF Fund"), Nationwide Bond Fund ("NIF Bond Fund"), and Nationwide Money Market Fund ("NIF Money Market Fund", and, together with each of the NIF's other three series described in this paragraph, the "Acquired Series"); and


     WHEREAS, NIF III is registered under the 1940 Act as an open-end investment company of the management type, and has authorized the issuance of Class D shares of beneficial interest, without par value, of the following series (Nationwide Money Market Fund will only issue shares of beneficial interest, without par value, without any class designation): Nationwide Growth Fund ("NIF III Growth Fund"), Nationwide Fund ("NIF III Fund"), Nationwide Bond Fund ("NIF III Bond Fund"), and Nationwide Money Market Fund ("NIF III Money Market Fund", and, together with each of NIF III's other three series described in this paragraph, the "Acquiring Series"); and

     WHEREAS, Each Acquiring Series currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Acquired Series; and

     WHEREAS, Each of the Acquired Series plans to transfer all assets belonging to such series, and to assign all of the liabilities belonging to such series, to the corresponding Acquiring Series, in exchange for Class D shares (or, in the case of NIF III Money Market Fund, shares of beneficial interest, without par value, without any class designation) of the corresponding Acquiring Series ("Acquiring Series Shares"), which are voting securities, followed by the distribution of the Acquiring Series Shares by each Acquired Series to the shareholders of the Acquired Series in connection with the dissolution of NIF and the Acquired Series, all upon the terms and provisions of this Agreement (individually and together, the "Reorganization"); and

     WHEREAS, The Acquired Series and the Acquiring Series correspond to one another as follows: NIF Growth Fund corresponds to NIF III Growth Fund, NIF Fund corresponds to NIF III Fund, NIF Bond Fund corresponds to NIF III Bond Fund, and NIF Money Market Fund corresponds to NIF III Money Market Fund; and

     WHEREAS, Each of the Acquired Series is, and each of the Acquiring Series intends to be, a regulated investment company as described in Section 851 of the United States Internal Revenue Code of 1986, as amended (the "Code"); and

     WHEREAS, This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Code for each Acquired Series and its corresponding Acquiring Series; and

     WHEREAS, The Board of Trustees of NIF has determined that the Reorganization is in the best interests of NIF, and that the interests of its shareholders will not be diluted as a result thereof; and

     WHEREAS, The Board of Trustees of NIF III has determined that the Reorganization is in the best interests of NIF III and that the interests of its shareholders will not be diluted as a result thereof;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto covenant and agree as follows:

1.   PLAN OF REORGANIZATION


          (a) Sale of Assets, Assumption of Liabilities. Subject to the prior approval of shareholders of NIF and to the other terms and conditions contained herein (including the condition that each Acquired Series shall distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 9(h) herein), NIF and the Acquired Series agree to assign, convey, transfer and deliver to NIF III and the Acquiring Series, and NIF III and the Acquiring Series agree to acquire from NIF and the Acquired Series on the Exchange Date (as defined below), all of the Investments (as defined below), cash and other assets of NIF in exchange for that number of full and fractional Acquiring Series Shares of the corresponding Acquiring Series having an aggregate net asset value equal to the value of all assets of NIF transferred to the Acquiring Series, as provided in Section 4, less the liabilities of NIF assumed by the Acquiring Series.


          (b) Assets Acquired. The assets to be acquired by the Acquiring Series from NIF shall consist of all of NIF's property, including, without limitation, all Investments (as defined below), cash and dividends or interest receivables which are owned by NIF and any deferred or prepaid expenses shown as an asset on the books of NIF as of the Valuation Time described in Section 4.

          (c) Liabilities Assumed. Prior to the Exchange Date NIF will endeavor to discharge or cause to be discharged, or make provision for the payment of, all of its known liabilities and obligations. The Acquiring Series shall assume all liabilities, expenses, costs, charges and reserves of NIF, contingent or otherwise, including liabilities reflected in the unaudited statements of assets and liabilities of NIF as of the Valuation Time, prepared by or on behalf of NIF as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from and after October 31, 1996, and including all liabilities of the NIF under its registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission") under the Securities Act of 1933, as amended ("1933 Act").

          (d) Liquidation and Dissolution. Upon consummation of the transactions described in Section 1(a), 1(b) and 1(c) above, each Acquired Series shall distribute to its shareholders of record as of the Exchange Date the Acquiring Series Shares received by it, each Acquired Series shareholder of record being entitled to receive that number of Acquiring Series Shares equal to the proportion which the number of shares of beneficial interest, par value $1.00 per share, of the Acquired Series held by such shareholder bears to the total number of such shares of the Acquired Series outstanding on such date, and shall take such further action as may be required, necessary or appropriate under NIF's Amended Trust Indenture, Michigan law and the Code to effect the complete liquidation and dissolution of NIF. NIF will fulfill all reporting requirements under the 1940 Act, both before and after the Reorganization.

2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF NIF. NIF represents and warrants to and agrees with NIF III and the Acquiring Series that:

          (a) NIF is a business trust validly existing under the laws of the State of Michigan and has power to own all of its properties and assets and to carry out its obligations under this Agreement.

          (b) NIF is registered under the 1940 Act as an open-end investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect. NIF has elected to qualify and has qualified each of the Acquired Series as a regulated investment company under Part I of Subchapter M of the Code as of and since its first taxable year, and each such Acquired Series qualified and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Acquired Series has been a regulated investment company under such sections of the Code (and predecessors of the Code) at all times since its inception.

          (c) The statements of assets and liabilities, including the statements of investments as of October 31, 1996, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for NIF, such statements having been audited by KPMG Peat Marwick LLP, independent auditors of NIF, have been furnished to NIF III. Such statements of assets and liabilities fairly present the financial position of NIF as of such date and such statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there are no known material liabilities of NIF as of such dates which are not disclosed therein.

          (d) The Prospectus of NIF dated February 28, 1997 and its related Statement of Additional Information dated February 28, 1997 (together, the "NIF Prospectus"), in the form filed under the 1933 Act with the Commission and previously furnished to NIF III, did not as of their date and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) Except as may have been previously disclosed to NIF III, there are no material legal, administrative or other proceedings pending or, to the knowledge of NIF, threatened against NIF.

          (f) There are no material contracts outstanding to which NIF is a party, other than as disclosed in the NIF Prospectus, and there are no such contracts or commitments (other than this Agreement) which will be terminated with liability to NIF on or prior to the Exchange Date.

          (g) NIF has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statements of assets and liabilities at October 31, 1996 and those incurred in the ordinary course of NIF's business as an investment company since that date.

          (h) As used in this Agreement, the term "Investments" shall mean NIF's investments shown on the statements of assets and liabilities at October 31, 1996 referred to in Section 2(g) hereof, as supplemented with such changes as NIF shall make after October 31, 1996 in the ordinary course of its business.

          (i) NIF has filed or will file all federal and state tax returns which, to the knowledge of NIF's officers, are required to be filed by NIF and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by NIF. All tax liabilities of NIF have been adequately provided for on its books, and no tax deficiency or liability of NIF has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

          (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 2(1), NIF will have full right, power and authority to assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to NIF III and the Acquiring Series pursuant to this Agreement. On the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, NIF III and the Acquiring Series will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of NIF and, except as described in Section 2(k), without any restrictions upon the transfer thereof.

          (k) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of NIF or NIF III, except as previously disclosed to NIF III by NIF prior to the date hereof.

          (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIF of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or state laws applicable to business trusts.

          (m) The registration statement (the "N-14 Registration Statement") to be filed with the Commission by NIF III on Form N-14 relating to the Acquiring Series Shares issuable hereunder, and the proxy statement of NIF included therein (the "Proxy Statement"), on the effective date of the N-14 Registration Statement and insofar as they relate to NIF and the Acquired Series, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 below and on the Exchange Date, the prospectus contained in the N-14 Registration Statement of which the Proxy Statement is a part, as amended or supplemented by any amendments or supplements filed with the Commission by NIF III, (together, the "N-14 Prospectus") insofar as it relates to NIF and the Acquired Series, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this Section 2(m) shall apply only to statements of fact relating to NIF and the Acquired Series contained in the N-14 Registration Statement, the N-14 Prospectus or and the Proxy Statement, or omissions to state in any thereof a material fact relating to NIF or any Acquired Series, as such Registration Statement, N-14 Prospectus and Proxy Statement shall be furnished to NIF in definitive form as soon as practicable following effectiveness of the N-14 Registration Statement and before any public distribution of the N-14 Prospectus or Proxy Statement.

3. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF NIF III. NIF III represents and warrants to and agrees with NIF that:

          (a) NIF III is a business trust validly existing under the laws of the State of Ohio and has power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

          (b) NIF III is registered under the 1940 Act as an open-end investment company of the management type. The Acquiring Series expect to qualify as regulated investment companies under Part I of Subchapter M of the Code.

          (c) The Acquiring Series will have no assets or liabilities as of the Valuation Time.

          (d) The final prospectus of each Acquiring Series, expected to be dated as of a date in December, 1997 or January, 1998, and the related Statement of Additional Information for the Acquiring Series to be dated as of such date (together, the "Acquiring Series Prospectus"), in the forms to be filed by NIF III with the Commission, will be furnished to NIF promptly upon the completion thereof and will not as of their date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of NIF III or its Acquiring Series threatened against NIF III or the Acquiring Series, which assert liability on the part of NIF III or the Acquiring Series.

          (f) There are no material contracts outstanding to which NIF III or the Acquiring Series is a party, other than this Agreement and material contracts disclosed in the N-14 Registration Statement.

          (g) NIF III and the Acquiring Series will file all federal and state tax returns which, to the knowledge of NIF III's officers, are required to be filed by NIF III and the Acquiring Series and will pay all federal and state taxes shown to be due on such returns or on any assessments received by NIF III of the Acquiring Series.

          (h) No consent, approval, authorization or order of any governmental authority is required for the consummation by NIF III or the Acquiring Series of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws or state laws applicable to business trusts.

          (i) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 3(h), NIF III and the Acquiring Series will have full right, power and authority to acquire the Investments and any other assets and assume the liabilities of NIF to be transferred to the Acquiring Series pursuant to this Agreement.

          (j) The N-14 Registration Statement, the N-14 Prospectus and the Proxy Statement, on the effective date of the N-14 Registration Statement and insofar as they relate to NIF III and the Acquiring Series: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Exchange Date, the N-14 Prospectus, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by NIF or any Acquired Series for use in the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement.

          (k) NIF III has no plan or intention to issue additional shares of the Acquiring Series following the Reorganization except for shares issued in the ordinary course of NIF III's business as an open-end investment company, nor does NIF III have any plan or intention to redeem or otherwise reacquire any shares of the Acquiring Series issued to NIF shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business. NIF III will actively continue NIF's business in the same manner that NIF conducted it immediately before the Reorganization and has no plan or intention to sell or otherwise dispose of any of the assets to be acquired by NIF III in the Reorganization, except for dispositions made in the course of its business and dispositions necessary to maintain the status of each Acquiring Series as a regulated investment company under Subchapter M of the Code.

          (l) The Acquiring Series Shares to be issued by NIF III have been duly authorized and when issued and delivered by NIF III to NIF pursuant to this Agreement will be legally and validly issued by NIF III and will be fully paid and nonassessable and no shareholder of NIF III will have any preemptive right of subscription or purchase in respect thereof.

          (m) The issuance of Acquiring Series Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

          (n) Each Acquiring Series, upon filing of its first income tax return at the completion of its first taxable year, will elect to be a regulated investment company and until such time will take all steps necessary to ensure its qualification as a regulated investment company.

4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, NIF III will deliver to NIF a number of corresponding Acquiring Series Shares having an aggregate net asset value equal to the value of the assets of NIF acquired by the respective Acquiring Series, less the value of the liabilities of NIF assumed, determined as hereafter provided in this Section 4.

          (a) The net assets of NIF and each Acquired Series will be computed as of the Valuation Time, using the valuation procedures set forth in the NIF Prospectus.

          (b) The net asset value of each of the Acquiring Series Shares will be determined to the nearest full cent as of the Valuation Time, and shall be set at the net asset value per share of the corresponding Acquired Series as of the Valuation Time.

          (c) The Valuation Time shall be 4:00 P.M., Eastern Standard Time, on February 28, 1998, or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

          (d) The Acquiring Series shall issue its Acquiring Series Shares to NIF on a share deposit receipt registered in the name of NIF. NIF shall distribute in liquidation the Acquiring Series Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to NIF III's transfer agent, which will as soon as practicable make such modifications to the accounts for each former NIF shareholder as may be necessary and appropriate.

          (e) The Acquiring Series shall assume all liabilities of NIF, whether accrued or contingent, described in subsection l(c) hereof in connection with the acquisition of assets and subsequent dissolution of NIF or otherwise, except that recourse for assumed liabilities relating to an Acquired Series shall be limited to the corresponding Acquiring Series.

5. EXPENSES, FEES. ETC. Except as set forth below, each of NIF and NIF III shall be responsible for its respective fees and expenses of the Reorganization; NIF III will be responsible for its organization costs; and NIF will be responsible for proxy solicitation and other costs associated with the special meeting.

     Notwithstanding the foregoing, Nationwide Advisory Services, Inc., investment adviser of NIF and NIF III, will be responsible for 50% of NIF's and NIF III's fees and expenses of the Reorganization and 50% of NIF's proxy solicitation and other costs associated with the special meeting.

6. EXCHANGE DATE. Delivery of the assets of NIF to be transferred, assumption of the liabilities of NIF to be assumed, and the delivery of Acquiring Series Shares to be issued shall be made at the offices of NIF, at 9:00 A.M. on March 1, 1998, or at such other time, date, and location agreed to by NIF and NIF III, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

7.   SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION

          (a) NIF agrees to call a special meeting of its shareholders as soon as is practicable for the purpose of considering the transfer of all of the assets of NIF to, and the assumption of all of the liabilities of NIF by, the Acquiring Series as herein provided, authorizing and approving this Agreement, and authorizing and approving the liquidation and dissolution of NIF, and it shall be a condition to the obligations of each of the parties hereto that the holders of shares of beneficial interest, par value $1.00 per share, of NIF shall have approved this Agreement, and the transactions contemplated herein, including the liquidation and dissolution of NIF, in the manner required by law and NIF's Amended Trust Indenture at such a meeting on or before the Valuation Time.


          (b) NIF agrees that the liquidation and dissolution of NIF will be effected in the manner provided in NIF's Amended Trust Indenture and in accordance with applicable law, and that it will not make any distribution of any Acquiring Series Shares to the shareholders of NIF without first paying or adequately providing for the payment of all of NIF's known debts, obligations and liabilities.


          (c) Each of NIF and NIF III will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1934 Act and 1940 Act and the rules and regulations thereunder to be set forth in the N-14-Registration Statement, including the N-14 Prospectus and N-14 Proxy Statement included therein.

8. CONDITIONS OF NIF'S OBLIGATIONS. The obligations of NIF hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of NIF, shall have been approved by the trustees and shareholders of NIF in the manner required by law.

          (b) NIF III shall have executed and delivered to NIF an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Series will assume all of the liabilities, expenses, costs, charges and reserves of NIF, contingent or otherwise, including liabilities existing at the Valuation Time and described in Section 1(c) hereof in connection with the transactions contemplated by this Agreement; provided that recourse for assumed liabilities relating to an Acquired Series shall be limited to the corresponding Acquiring Series.

          (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of NIF III made in this Agreement are true and correct in all material respects as if made at and as of such dates, NIF III and the Acquiring Series have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and NIF III shall have furnished to NIF a statement, dated the Exchange Date, signed by NIF III's Chairman and Treasurer (or other financial officer) certifying those facts as of such dates.

          (d) There shall not be any material litigation pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (e) NIF shall have received an opinion of Druen, Dietrich, Reynolds & Koogler in form reasonably satisfactory to NIF, and dated the Exchange Date, to the effect that (i) NIF III is a business trust validly existing under the laws of the State of Ohio, (ii) the Acquiring Series Shares to be delivered to NIF as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by NIF III and no shareholder of NIF III has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by NIF III, and assuming due authorization, execution and delivery of this Agreement by NIF, is a valid and binding obligation of NIF III, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate NIF III's Declaration of Trust or its By-Laws or any provision of any agreement known to such counsel to which NIF III or the Acquiring Series is a party or by which it is bound, (v) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIF III or the Acquiring Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws or as may be required under state laws applicable to business trusts laws. In rendering such opinion Druen, Dietrich, Reynolds & Koogler may rely on certain reasonable assumptions and certifications of fact received from NIF III and its officers.

          (f) NIF shall have received an opinion of Baker & Hostetler LLP addressed to NIF, NIF III and each Acquiring Series and in a form reasonably satisfactory to NIF dated the Exchange Date, with respect to the matters specified in Section 9(e) of this Agreement. In rendering such opinion Baker & Hostetler LLP may rely on certain reasonable assumptions and certifications of fact received from NIF III, NIF and certain of its shareholders.

          (g) All necessary proceedings taken by NIF III in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to NIF, Druen, Dietrich, Reynolds & Koogler and Baker & Hostetler LLP.

          (h) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of NIF, contemplated by the Commission or any state regulatory authority.

          (i) NIF III and NIF shall have received from the Commission, if necessary, a written order of exemption, satisfactory in form and substance to NIF III and NIF, exempting the Reorganization from the provisions of
     Section 17(a) of the 1940 Act.

9. CONDITIONS OF NIF III'S OBLIGATIONS. The obligations of NIF III and the Acquiring Series hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of NIF, shall have been approved by the trustees and shareholders of NIF in the manner required by law.

          (b) As of the Valuation Time and as of the Exchange Date, all representations and warranties of NIF made in this Agreement are true and correct in all material respects as if made at and as of such dates, NIF has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and NIF shall have furnished to NIF III a statement, dated the Exchange Date, signed by NIF's Chairman and Treasurer (or other financial officer) certifying those facts as of such dates.

          (c) There shall not be any material litigation pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (d) NIF III shall have received an opinion of Druen, Dietrich, Reynolds & Koogler, in form reasonably satisfactory to NIF III and dated the Exchange Date, to the effect that (i) NIF is a business trust validly existing under the laws of the State of Michigan, (ii) this Agreement has been duly authorized, executed and delivered by NIF and, assuming due authorization, execution and delivery of this Agreement by NIF III, is a valid and binding obligation of NIF, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (iii) NIF has power to assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, NIF will have duly assigned, conveyed, transferred and delivered such Investments and other assets to NIF III, (iv) the execution and delivery of this Agreement did not and the consummation of the transactions contemplated hereby will not, violate NIF's Amended Trust Indenture or its Code of Regulations, as amended, or any provision of any agreement known to such counsel to which NIF is a party or by which it is bound, and (v) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIF of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws or state laws applicable to business trusts. In rendering such opinion, Druen, Dietrich, Reynolds & Koogler may rely upon certain reasonable and customary assumptions and certifications of fact received from NIF and its officers.


          (e) NIF III shall have received an opinion of Baker & Hostetler LLP, addressed to NIF III, each Acquiring Series and NIF, in form reasonably satisfactory to NIF III and dated the Exchange Date, to the effect that for Federal income tax purposes (i) the transfer of all or substantially all of Acquired Series' assets in exchange for the Acquiring Series Shares followed by the distribution of the Acquiring Series Shares to the shareholders of the Acquired Series and the assumption by the Acquiring Series of the liabilities of Acquired Series will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Acquiring Series and Acquired Series is a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Acquired Series upon the transfer of the assets of the Acquired Series in exchange for Acquiring Series Shares and the assumption by the Acquiring Series of the liabilities of Acquired Series or upon the distribution of Acquiring Series Shares by Acquired Series to its shareholders in liquidation; (iii) no gain or loss will be recognized by the shareholders of Acquired Series upon the exchange of their shares for Acquiring Series Shares, (iv) the basis of the Acquiring Series Shares an Acquired Series shareholder receives in connection with the Reorganization will be the same as the basis of his or her shares exchanged therefor; (v) an Acquired Series shareholder's holding period for his or her Acquiring Series Shares will be determined by including the period for which he or she held Acquired Series Shares exchanged therefor, provided that he or she held such Shares as capital assets; (vi) no gain or loss will be recognized by the Acquiring Series upon the receipt of the assets of the corresponding Acquired Series in exchange for Acquiring Series Shares and the assumption by the Acquiring Series of the liabilities of the corresponding Acquired Series; (vii) the basis in the hands of the Acquiring Series of the assets of the corresponding Acquired Series transferred to the Acquiring Series will be the same as the basis of the assets in the hands of the corresponding Acquired Series immediately prior to the transfer; and (viii) the Acquiring Series' holding periods of the assets of the corresponding Acquired Series will include the period for which such assets of the corresponding Acquired Series were held by the corresponding Acquired Series. In rendering such opinion, Baker & Hostetler LLP may rely upon certain reasonable and customary assumptions and certifications of fact received from NIF III, NIF, and certain of its shareholders.


          (f) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of NIF III, contemplated by the Commission or any state regulatory authority.

          (g) All necessary proceedings taken by NIF in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to NIF III, Druen Dietrich, Reynolds & Koogler and Baker & Hostetler LLP.

          (h) Prior to the Exchange Date, each Acquired Series shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended October 31, 1997 and the short taxable year beginning on November 1, 1997 and ending on the Valuation Time (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended October 31,

     1997 and the short taxable year beginning November 1, 1997 and ending on the Valuation Time (after reduction for any capital loss carryover).

          (i) NIF shall have duly executed and delivered to NIF III a bill of sale, assignment, certificate and other instruments of transfer ("Transfer Documents") as NIF III may deem necessary or desirable to transfer all of NIF's entire right, title and interest in and to the Investments and all other assets of NIF to the Acquiring Series.

          (j) NIF III and NIF shall have received from the Commission, if necessary, a written order of exemption, satisfactory in form and substance to NIF III and NIF, exempting the Reorganization from the provisions of
     Section 17(a) of the 1940 Act.

10. TERMINATION. NIF III and NIF may, by mutual consent of their respective trustees, terminate this Agreement, and NIF III or NIF, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees may, subject to Section 11 of this Agreement, waive any condition to their respective obligations hereunder.

11. SOLE AGREEMENT; GOVERNING LAW; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and shall be construed in accordance with and governed by the laws of the State of Ohio.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officer of NIF III and NIF; provided, however, that following the special meeting of NIF's shareholders called by NIF pursuant to Section 7 of this Agreement, no such amendment may have the effect of altering or changing the amount or kind of shares received by NIF, or altering or changing to any material extent the amount or kind of liabilities assumed by NIF III and the Acquiring Series, or altering or changing any other terms and conditions of the Reorganization if any of the alterations or changes, alone or in the aggregate, would materially adversely affect NIF's shareholders without their further approval.

     This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                                          NATIONWIDE INVESTING FOUNDATION

                                          By      /s/ JAMES F. LAIRD, JR.
                                            ------------------------------------

                                          NATIONWIDE INVESTING FOUNDATION III

                                          By      /s/ CHRISTOPHER A. CRAY
                                            ------------------------------------

PROXY


                        NATIONWIDE INVESTING FOUNDATION

                             NATIONWIDE GROWTH FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of NATIONWIDE INVESTING FOUNDATION (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

PROXY


                        NATIONWIDE INVESTING FOUNDATION

                                NATIONWIDE FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of NATIONWIDE INVESTING FOUNDATION (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

PROXY


                        NATIONWIDE INVESTING FOUNDATION

                              NATIONWIDE BOND FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of NATIONWIDE INVESTING FOUNDATION (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

PROXY


                        NATIONWIDE INVESTING FOUNDATION

                          NATIONWIDE MONEY MARKET FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of NATIONWIDE INVESTING FOUNDATION (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

                             CROSS-REFERENCE SHEET




FORM N-14 ITEM  CAPTION IN COMBINED PROSPECTUS/PROXY STATEMENT
--------------  ----------------------------------------------

     1          Cross-Reference Sheet; Front Cover

     2          TABLE OF CONTENTS

     3          SUMMARY -- Comparative Expense Information; SUMMARY; SPECIAL
                CONSIDERATIONS AND RISK FACTORS

     4          THE PROPOSED TRANSACTION

     5          COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS;
                ADDITIONAL COMPARATIVE INFORMATION; MISCELLANEOUS -- Additional
                Information; MISCELLANEOUS -- Documents Incorporated by
                Reference

     6          COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS;
                ADDITIONAL COMPARATIVE INFORMATION; MISCELLANEOUS -- Additional
                Information; MISCELLANEOUS -- Documents Incorporated by
                Reference

     7          Front Cover; SUMMARY -- Approval and Consummation of the
                Proposed Transaction; SUMMARY -- Comparison of Voting Rights;
                THE PROPOSED TRANSACTION; and MISCELLANEOUS -- Solicitation of
                Proxies and Payment of Expenses; MISCELLANEOUS -- Substantial
                Shareholders

     8          SUMMARY -- Proposed Reorganization; SUMMARY -- Comparative
                Expense Information; SUMMARY --  Fees and Expenses; THE PROPOSED
                TRANSACTION -- Reasons for the Proposed Transaction; ADDITIONAL
                COMPARATIVE INFORMATION

     9          Not Applicable

Dear Nationwide Investing Foundation II Shareholder:



The Board of Trustees has scheduled a special meeting of shareholders for February 16, 1998 to consider an important proposal affecting your funds. After careful consideration, the Trustees unanimously approved this proposal because they believe it is in the best interests of the funds and the shareholders, and they recommend you vote FOR the proposal.



The proposal would reorganize the Nationwide Investing Foundation II (Trust) funds, along with several other Nationwide-managed funds, into a new Ohio business trust. The main reasons for the reorganization are:



     - To create a single, modern business trust to improve operating efficiencies,



     - To take advantage of Ohio business trust laws, which are more favorable to shareholders than Massachusetts laws,



     - To eliminate outdated investment restrictions, which will expand the investments available to the portfolio managers while keeping similar investment objectives and risk profiles,



     - To increase the number of funds available within the Nationwide family of funds, and



     - To offer more choices to shareholders through the introduction of additional share classes.



In addition, the proposal would lower the investment advisory fees of the funds, eliminate the 12b-1 fee on your shares, establish a separate fee for fund administration and implement a sliding fee schedule so that certain fees, as a percentage of net assets, decrease as assets increase to certain levels. The proposed fee structure is more fully explained in the attached "Proxy Statement Summary" and detailed in the attached Combined Prospectus/Proxy Statement.



Most features of the funds in the new trust will be the same as those of the current funds. For instance, the portfolio managers will remain the same, and procedures to purchase and redeem shares generally will not change, however, shares received in the new trust as a part of the reorganization will not be subject to contingent deferred sales charges when redeemed. If the reorganization is approved, you will receive Class D shares of the funds in the new trust in exchange for your current shares. The shares received will be equal in value to the shares exchanged, and there will be no charges, fees, or federal income tax consequences as a result.



YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. PLEASE TAKE A FEW MINUTES TO READ THE COMBINED PROSPECTUS/PROXY STATEMENT AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED BY NO LATER THAN FEBRUARY 13, 1998. HOWEVER, PLEASE CONSIDER VOTING EARLY, SO THAT THE FUNDS CAN AVOID THE ADDED COSTS ASSOCIATED WITH FOLLOW-UP SOLICITATIONS.



The Trust is using Shareholder Communications Corporation, a professional proxy firm, to assist shareholders in the voting process. As the date of the meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications reminding you to exercise your right to vote.



We appreciate your participation and prompt response in this matter and thank you for your continued support.



                                            Sincerely,



                                            Dimon R. McFerson, Chairman

                            PROXY STATEMENT SUMMARY



The following Q & A is a brief summary of the proposal to be considered at the special meeting. The information below is qualified by the more detailed information included elsewhere in the attached Combined Prospectus/ Proxy Statement. Accordingly, please read all the enclosed materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE.



Q: Why are the Trustees recommending the reorganization?



A: The Nationwide Investing Foundation II (Trust) Trust was established in 1985 as a Massachusetts business trust. The Trust is not up-to-date with current industry practices, which results in unnecessary investment limitations and some inefficiencies in day-to-day operations. Also, Nationwide Advisory Services, Inc. manages eight mutual funds in two other affiliated trusts, Nationwide Investing Foundation (NIF) and Financial Horizons Investment Trust
   (FHIT) which, if the reorganization is approved, will be combined with the NIF II funds in the new Ohio business trust. The reorganization and consolidation of all these Nationwide-managed funds into a new trust will streamline operations, expand the number of funds available in the Nationwide family, eliminate unnecessary investment restrictions, and permit the funds to offer multiple share classes to their shareholders.



Q: How will the reorganization affect the value of my account?



A: The value of your account will not change. If the reorganization is approved, you will receive Class D shares of the funds in the new trust in exchange for your current shares. The shares received will be equal in value to the shares exchanged, and there will be no charges, fees, or federal income tax consequences to you as a result of the reorganization.



Q: Will the proposal significantly affect the way the funds are managed?



A: No. The portfolio managers and risk profiles of the funds will not significantly change. The proposal will eliminate certain investment restrictions that are no longer necessary, which will expand the range of underlying investments from which the portfolio managers can choose.



Q: What effect will the proposal have on fund expenses?



A: Total expenses for the Tax-Free Income Fund will decrease by 0.27% (27/100 of 1%, or 27 basis points) due to reductions in fees. Total expenses for the U.S. Government Income Fund will decrease by 0.28% (28/100 of 1%, or 28 basis points) due to reductions in fees.



Q: Why am I receiving Class D shares in the exchange?



A: All of the funds in the new trust, except for the new Nationwide Money Market
   Fund, will begin issuing Class A, Class B, and Class D shares in March 1998. Multiple class structures are very common in the mutual fund industry, providing investors with optional methods of purchasing shares.



   Class A shares will have a front-end sales charge and an annual 12b-1 fee. Class B shares will carry a contingent deferred sales charge ("CDSC") instead of a front-end charge, and will also have a 12b-1 fee.



   Class D shares are offered with a front-end sales charge similar to Class A shares; however, Class D shareholders will not be subject to 12b-1 fees or CDSC's.



   The Nationwide Money Market Fund has no sales charges or 12b-1 fees, and therefore will issue only shares without any class designation.



Q: How do I vote my shares?



A: You can vote by mail or in person at the special meeting. To vote by mail, sign and send us the enclosed proxy voting card in the envelope provided. Or you can vote in person at the special meeting set for February 16, 1998.

                       NATIONWIDE INVESTING FOUNDATION II
                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                           TELEPHONE: (800) 848-0920

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        NATIONWIDE TAX-FREE INCOME FUND
                     NATIONWIDE U.S. GOVERNMENT INCOME FUND

                        TO BE HELD ON FEBRUARY 16, 1998

To The Shareholders Of Nationwide
Investing Foundation II:


     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of all of the funds of Nationwide Investing Foundation II (the "Trust") will be held on Monday, February 16, 1998, at 2:00 P.M. (Eastern Time) concurrently with special meetings of two other trusts of the Nationwide family of funds in Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215. The Meeting is being called for the following purposes:


          (1) To approve an Agreement and Plan of Reorganization dated as of November 24, 1997 (the "Plan"), between the Trust and Nationwide Investing Foundation III (the "New Trust"), and the transactions contemplated thereby, which include:


             (a) the transfer of all of the assets of the Trust's Nationwide Tax-Free Income Fund to a series of the New Trust which bears the same name (the "New Tax-Free Income Fund"), in exchange for Class D shares of the New Tax-Free Income Fund, and the assumption by the New Tax-Free Income Fund of all of the liabilities of the Trust's Nationwide Tax-Free Income Fund, followed by the distribution to shareholders of the Trust's Nationwide Tax-Free Income Fund of such Class D shares of the New Tax-Free Income Fund so received; and



             (b) the transfer of all of the assets of the Trust's Nationwide U.S. Government Income Fund to the Nationwide Intermediate U.S. Government Bond Fund, a series of the New Trust (the "New Intermediate Government Bond Fund"), in exchange for Class D shares of the New Intermediate Government Bond Fund, and the assumption by the New Intermediate Government Bond Fund of all of the liabilities of the Trust's Nationwide U.S. Government Income Fund, followed by the distribution to shareholders of the Trust's Nationwide U.S. Government Income Fund of such Class D shares of the New Intermediate Government Bond Fund so received; and


          (2) To transact such other business as may properly come before the Meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain requisite quorums and/or approvals.

     The Board of Trustees of the Trust has fixed the close of business on December 18, 1997, as the record date for the determination of shareholders of the Trust entitled to receive notice of and to vote at the Meeting or any adjournments thereof. The enclosed Combined Prospectus/Proxy Statement contains further information regarding the Meeting and the proposals to be considered. The enclosed Proxy Card is intended to permit you to vote even if you do not attend the Meeting in person.

     IN ORDER TO HAVE A QUORUM FOR ACTION AT THE MEETING, THE HOLDERS OF AT LEAST A MAJORITY OF EACH FUND'S SHARES OUTSTANDING AND ENTITLED TO VOTE MUST BE PRESENT IN PERSON OR BY PROXY. THEREFORE, YOUR PROXY IS VERY IMPORTANT TO US. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE. SIGNED BUT UNMARKED PROXY CARDS WILL BE COUNTED IN DETERMINING WHETHER A QUORUM IS PRESENT AND WILL BE VOTED IN FAVOR OF THE PROPOSALS.

                                          By Order of the Board of Trustees


                                          James F. Laird, Jr., Treasurer



January   , 1998


                  YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS
                     OF THE NUMBER OF SHARES THAT YOU OWN.
                    PLEASE MARK, SIGN, DATE AND RETURN YOUR
                            PROXY CARD IMMEDIATELY.

                      COMBINED PROSPECTUS/PROXY STATEMENT

                                January   , 1998



   Acquisition and Assumption of All of the      Acquisition and Assumption of All of the
                   Assets and                                   Assets and
Liabilities of Nationwide Tax-Free Income Fund   Liabilities of Nationwide U.S. Government
                      of                      Income Fund of Nationwide Investing Foundation
      Nationwide Investing Foundation II                            II
               In Exchange for                               In Exchange for
 Class D Shares of Nationwide Tax-Free Income   Class D Shares of Nationwide Intermediate
                     Fund                              U.S. Government Bond Fund of
    of Nationwide Investing Foundation III         Nationwide Investing Foundation III
      Nationwide Investing Foundation II           Nationwide Investing Foundation III
            Three Nationwide Plaza                        Three Nationwide Plaza
             Columbus, Ohio 43215                          Columbus, Ohio 43215
                (800) 848-0920                                (800) 848-0920



     This Combined Prospectus/Proxy Statement is being furnished to shareholders of Nationwide Tax-Free Income Fund and Nationwide U.S. Government Income Fund (collectively, the "Acquired Funds," and individually, an "Acquired Fund") of Nationwide Investing Foundation II, a Massachusetts business trust (the "Trust"), in connection with the solicitation of proxies by the Board of Trustees of the Trust to be used at a Special Meeting of Shareholders of the Trust (the "Meeting"), to be held in Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215, on Monday, February 16, 1998, beginning at 2:00 P.M. (Eastern Time).



     The Trustees of the Trust are seeking your approval of an Agreement and Plan of Reorganization (the "Plan"), which contemplates that:



          (i) Nationwide Tax-Free Income Fund of Nationwide Investing Foundation III (the "New Tax-Free Income Fund") will acquire all of the assets and assume all of the liabilities of Nationwide Tax-Free Income Fund of the Trust in exchange for Class D shares of the New Tax-Free Income Fund; and



          (ii) Nationwide Intermediate U.S. Government Bond Fund of Nationwide Investing Foundation III (the "New Intermediate Government Bond Fund") will acquire all of the assets and assume all of the liabilities of Nationwide U.S. Government Income Fund of the Trust in exchange for Class D shares of the New Intermediate Government Bond Fund.


     The New Tax-Free Income Fund and the New Intermediate Government Bond Fund of Nationwide Investing Foundation III (the "New Trust") are sometimes collectively referred to herein as the "Acquiring Funds" and individually as an "Acquiring Fund." Following such exchange, the Class D shares of the corresponding Acquiring Fund received by each Acquired Fund will be distributed to the Acquired Funds' shareholders and the Acquired Funds and the Trust will be liquidated and dissolved. Each of these exchange and distribution transactions is sometimes referred to herein as the "Reorganization."


     This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Funds that a prospective investor, including shareholders of the Trust, should know before investing. Additional information about the Reorganization and the Acquiring Funds is contained in a separate Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by calling the New Trust at (800) 848-0920 or writing to the New Trust at the address set forth above. The Statement of Additional Information bears the same date as this Combined Prospectus/Proxy Statement and is incorporated by reference herein.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Upon completion of the Reorganization, you will receive full and fractional Class D shares of the corresponding Acquiring Fund equal in value when issued to the shares of the Acquired Fund owned by you immediately prior to the Reorganization. No commissions or sales loads will be charged in connection with the Reorganization, including any contingent deferred sales charge, and there will be no adverse federal income tax consequences. You should separately consider any other tax consequences in consultation with your tax advisers.


     As discussed in detail herein, the investment objectives and strategy of each Acquiring Fund are substantially similar to those of the corresponding Acquired Fund. There are some differences between investment policies and restrictions, as well as differences in fee levels and expenses, which are described in detail below.



     The Prospectus of the Acquiring Funds, dated January 6, 1998, is incorporated by reference into this Combined Prospectus/Proxy Statement and accompanies this Combined Prospectus/Proxy Statement.



     The Acquired Funds' Prospectus dated February 28, 1997, as supplemented December 8, 1997, and December 23, 1997, contains additional information about the Acquired Funds, has been filed with the Commission, is incorporated by reference herein and is available without charge by writing the Trust at Three Nationwide Plaza, Columbus, Ohio 43215, or by calling the Trust at (800) 848-0920. Copies of documents requested will be sent by first-class mail to the requesting shareholder within one business day of the request.

                               TABLE OF CONTENTS



                                                                                        PAGE
                                                                                        ----
SUMMARY...............................................................................    4

SPECIAL CONSIDERATIONS AND RISK FACTORS...............................................   11

THE PROPOSED TRANSACTION..............................................................   17

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........................   21

ADDITIONAL COMPARATIVE INFORMATION....................................................   27

MISCELLANEOUS.........................................................................   34

EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION.....................................  A-1

                                    SUMMARY


     This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Prospectus/Proxy Statement, in the Plan, a copy of which is attached to this Combined Prospectus/Proxy Statement as Exhibit A, in the accompanying Prospectus of the Acquiring Funds dated January 6, 1998, and in the Prospectus of the Acquired Funds dated February 28, 1997, as supplemented December 8, 1997, and December 23, 1997.


     PROPOSED REORGANIZATION. The Plan provides for the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for Class D shares of such Acquiring Fund and the assumption by the New Trust on behalf of the Acquiring Funds of all of the liabilities of the corresponding Acquired Fund. The Plan also calls for the distribution of such Class D shares of the Acquiring Funds to the corresponding Acquired Fund's shareholders in complete liquidation of the Trust and that Acquired Fund. As a result of the Reorganization, each shareholder of an Acquired Fund will become the owner of that number of full and fractional Class D shares of the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of the shareholder's shares of the Acquired Fund as of the close of business on the day preceding the date that the Acquired Fund's assets are exchanged for Class D shares of the corresponding Acquiring Fund.

     Proposals for similar reorganizations are simultaneously being made to shareholders of Nationwide Investing Foundation and Financial Horizons Investment Trust, two other trusts within the Nationwide family of funds.


     Management of the Trust and the New Trust believes that the Reorganization is necessary in order to be more efficient in the operation of the Nationwide family of funds, including providing for more consistent investment policies and restrictions and removing those restrictions which are out-dated or no longer required by Federal or state law, and providing shareholders with more options in purchasing shares of the Nationwide family of funds through the introduction of multiple classes of shares. In addition the annual operating expenses of each of the Acquiring Funds, including the investment advisory fees, are expected to be lower than the current expenses of the Acquired Funds (as described in greater detail below). In determining to break out the administrative services provided to each of the Acquiring Funds and to charge a separate fee for such services, management of the Trust and the New Trust believes that such fees are needed to cover the increased costs of improved technology and the need to maintain high quality compliance and administrative services in light of the ever-increasing sophistication and competitiveness of the mutual fund industry.



     For these reasons (which are discussed in greater detail below under "THE PROPOSED TRANSACTION -- REASONS FOR THE REORGANIZATION") the Board of Trustees of the Trust, including the Trustees of the Trust who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), at a meeting held on November 7, 1997, unanimously concluded that the Reorganization would be in the best interests of the Trust, the Acquired Funds and their shareholders and that the interests of the Acquired Funds' existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization and therefore has submitted the Plan for approval by the Acquired Funds' shareholders. The Board of Trustees of the New Trust has reached similar conclusions with respect to the Acquiring Funds and with respect to their shareholders subsequent to the Reorganization and has also approved the Reorganization with respect of the Acquiring Funds.



     Approval of the Reorganization with respect to an Acquired Fund will require the affirmative vote of (1) a majority of the outstanding shares of the Trust and (2) a majority of the outstanding voting securities of each Acquired Fund, which means the lesser of (a) 67% or more of the outstanding shares of an Acquired Fund that are present in person or by proxy at the meeting, if holders of more than 50% of the outstanding shares of that Acquired Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Acquired Fund. See "Approval and Consummation of the Proposed Transaction" below.

     COMPARATIVE EXPENSE INFORMATION. The purpose of the following tables is to assist shareholders of the Acquired Funds in understanding the costs and expenses that a Class D shareholder in an Acquiring Fund would bear directly or indirectly. The shareholder transaction expenses for the Acquired Funds are based upon such expenses for the fiscal year ended October 31, 1997. The expenses for the Class D shares of each of the Acquiring Funds are estimated for the fiscal year following the Reorganization and ending October 31, 1998. Because each Acquiring Fund will have no operations prior to completion of the Reorganization, the information below for the Acquiring Funds on a pro forma basis reflects each Acquiring Fund's expected operating expenses for fiscal year ending October 31, 1998.


                        SHAREHOLDER TRANSACTION EXPENSES


                                                                                   CLASS D SHARES
                                                                                     OF THE NEW
                                                                                      TAX-FREE
                                                                    NATIONWIDE      INCOME FUND
                                                                     TAX-FREE           ON A
                                                                    INCOME FUND   PRO FORMA BASIS*
                                                                    -----------   ----------------
Sales Charge (as a percentage of offering price)..................         0%           4.50%
Maximum Contingent Deferred Sales Charge (as a percentage of
  redemption proceeds)............................................      5.00%              0%
Annual Fund Expenses (as a percentage of average net assets)
  Investment Advisory Fees........................................      0.65%           0.50%
  12b-1 Fees After Fee Waiver.....................................      0.20(2)         None
  Other Expenses..................................................      0.11            0.19(1)
                                                                    ----------    ------ ----
  Total Fund Operating Expenses After Fee Waiver..................      0.96%           0.69%
                                                                    ==========    ==========


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                      CLASS D SHARES
                                                                     NATIONWIDE         OF THE NEW
                                                                      TAX-FREE           TAX-FREE
                                                       NATIONWIDE    INCOME FUND       INCOME FUND
                                                        TAX-FREE     ASSUMING NO           ON A
                                                       INCOME FUND   REDEMPTION      PRO FORMA BASIS*
                                                       -----------   -----------     ----------------
One Year.............................................     $  60         $  10             $   52
Three Years..........................................     $  61         $  31             $   66
Five Years...........................................     $  63         $  53             $   81
Ten Years............................................     $ 118         $ 118             $  126



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                  CLASS D SHARES
                                                                                    OF THE NEW
                                                                                   INTERMEDIATE
                                                                    NATIONWIDE    GOVERNMENT BOND
                                                                       U.S.          FUND ON A
                                                                    GOVERNMENT       PRO FORMA
                                                                    INCOME FUND       BASIS*
                                                                    -----------   ---------------
Sales Charge (as a percentage of offering price)..................         0%           4.50%
Maximum Contingent Deferred Sales Charge (as a percentage of
  redemption proceeds)............................................      5.00%              0%
Annual Fund Expenses (as a percentage of average net assets)
  Investment Advisory Fees........................................      0.65%           0.50%
  12b-1 Fees After Fee Waiver.....................................      0.20(2)         None
  Other Expenses..................................................      0.22            0.29(1)
                                                                    ----------    ------ ----
  Total Fund Operating Expenses After Fee Waiver..................      1.07%           0.79%
                                                                    ==========    ==========


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                      CLASS D SHARES
                                                                                        OF THE NEW
                                                                      NATIONWIDE       INTERMEDIATE
                                                      NATIONWIDE    U.S. GOVERNMENT   GOVERNMENT BOND
                                                         U.S.         INCOME FUND        FUND ON A
                                                      GOVERNMENT      ASSUMING NO        PRO FORMA
                                                      INCOME FUND     REDEMPTION          BASIS*
                                                      -----------   ---------------   ---------------
One Year............................................     $  61           $  11             $  53
Three Years.........................................     $  64           $  34             $  69
Five Years..........................................     $  69           $  59             $  87
Ten Years...........................................     $ 131           $ 131             $ 138


---------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1) "Other Expenses" are based upon estimated amounts for the current fiscal year.

(2) Nationwide Advisory Services, Inc. ("NAS"), as the Acquired Funds' distributor, charges a 12b-1 fee of 0.20%, rather than the 0.35% allowed under the Trust's Rule 12b-1 Plan, and has agreed to waive the remaining 0.15% until further written notice.

* These calculations reflect the expense information for the relevant Acquiring Fund after giving effect to the Reorganization.

** The Commission requires use of a 5% annual return figure for purposes of the example. Actual return for a Fund may be greater or less than 5%.


     NO CONTINGENT DEFERRED SALES CHARGE WILL BE IMPOSED UPON SHARES OF THE ACQUIRED FUNDS SURRENDERED IN CONNECTION WITH THE REORGANIZATION NOR ON THE REDEMPTION OF CLASS D SHARES OF THE ACQUIRING FUNDS AT ANY TIME.


     The one, three, five and ten year figures in the Examples above for the New Tax-Free Income Fund and the New Intermediate Government Bond Fund reflect the deduction of the 4.5% maximum front-end sales charge. However, Class D shares of an Acquiring Fund received by a shareholder of an Acquired Fund pursuant to the Reorganization will not be subject to any such charge. Absent such front-end sales charge, the one, three, five and ten year figures for the Class D shares of the New Tax-Free Income Fund, on a pro forma basis, would be $7, $22, $38 and $85, respectively, and the one, three, five and ten year figures for the Class D shares of the New Intermediate Government Bond Fund, on a pro forma basis, would be $8, $25, $44 and $98.

     Any Class D shares of an Acquiring Fund purchased after the Reorganization, other than pursuant to dividend reinvestments, will be subject to the 4.5% sales load unless the shareholder otherwise qualifies for a waiver or reduction of the sales load. See the accompanying Prospectus of the Acquiring Funds for further information regarding sales load reductions and waivers.


     FEDERAL INCOME TAX CONSEQUENCES. Prior to completion of and as a condition to the Reorganization, the Acquired Funds and the Trust will have received opinions of counsel that, upon the consummation of the Reorganization and the transfer of the assets of the Acquired Funds, no gain or loss will be recognized by an Acquired Fund or its shareholders for federal income tax purposes; the holding period and aggregate tax basis for the Acquiring Fund Class D shares that are received by a corresponding Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder; and the holding period and tax basis of the assets of an Acquired Fund in the hands of the corresponding Acquiring Fund as a result of the Reorganization will be the same as the holding period and tax basis of the assets in the hands of the Acquired Fund immediately prior to the Reorganization.



     APPROVAL AND CONSUMMATION OF THE PROPOSED TRANSACTION. The Board of Trustees of the Trust, at a meeting held on November 7, 1997, determined unanimously that the Reorganization is in the best interests of each of the Acquired Funds and the Trust and that the interests of the existing shareholders of the Acquired Funds will not be diluted as a result of the Reorganization. Similarly, on such date the Board of Trustees of the New Trust unanimously determined that the Reorganization is in the best interests of the New Trust and the Acquiring Funds. The proposed Reorganization of each of the Acquired Funds of the Trust with and into the corresponding Acquiring Funds of the New Trust is part of a larger plan to reorganize each of the Trust, Nationwide Investing Foundation (which consists of four separate funds) and Financial Horizons Investment Trust (which consists of four separate funds) ("FHIT"), each a separate stand-alone investment company, into separate corresponding funds of the New Trust. Two smaller funds of FHIT which have similar investment objectives and styles to two other Nationwide funds will be combined with such other funds in the New Trust. One such smaller fund of FHIT is the Municipal Bond Fund which will combine with the Trust's Nationwide Tax-Free Income Fund in the New Tax-Free Income Fund.


     It is anticipated that the Acquiring Funds will also offer two other classes of shares beginning in March 1998.


     To be approved, the Plan will require the affirmative vote of (1) a majority of the outstanding shares of the Trust and (2) a majority of the outstanding voting securities of each Acquired Fund, as defined above under "SUMMARY -- Proposed Reorganization." The Reorganization with respect to each Acquired Fund is contingent on the approval of the Reorganization with respect to the Trust's other Acquired Fund and upon the approval of a similar reorganization by shareholders of Nationwide Investment Foundation. The Reorganization, however, is not contingent upon the approval of a similar reorganization by shareholders of FHIT. If the proposed Reorganization is not approved, the Trust's and the New Trust's Boards of Trustees will consider what other alternatives would be in the shareholders' best interests. If the Plan is approved at the Meeting by the shareholders of each Acquired Fund, the effective date of the Reorganization (the "Closing Date") is expected to be on or about March 1, 1998, subject, however, to the receipt by the Trust and the New Trust of an order of exemption from the Commission with respect to the Reorganization. There can be no assurance that such an order will be granted. However, the Closing Date may be such earlier or later date as may be determined by the Trust and the New Trust.



     Shareholders of record of the Acquired Funds at the close of business on December 18, 1997 (the "Record Date"), will be entitled to notice of and to vote at the Meeting or any adjournment thereof. As of the Record Date, there were 28,505,104.616 outstanding shares of the two series of the Trust. Of those shares, the following constituted the issued and outstanding shares of each Acquired Fund on the Record Date:



                                                                      TOTAL NUMBER OF
                                    FUND                             SHARES OUTSTANDING
          ---------------------------------------------------------  ------------------
          Nationwide Tax-Free Income Fund..........................    24,270,502.494
          Nationwide U.S. Government Income Fund...................     4,234,602.122

     As of the Record Date, there were no outstanding shares of any of the nine series of the New Trust, including the Acquiring Funds. Each of the Acquiring Funds has been created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Acquired Fund. The Acquiring Funds, prior to the effective date of the Reorganization, will not have commenced operations.

     Each shareholder of the Acquired Fund will be entitled to one vote for each share, and a fractional vote for each fractional share, held by such shareholder. Holders of a majority of the shares of each of the Acquired Funds at the close of business on the Record Date will be deemed to constitute a quorum for the transaction of business at the Meeting.


     Any proxy which is properly executed and received in time to be voted at the Meeting will be counted in determining whether a quorum is present and will be voted in accordance with the instructions marked thereon. In the absence of any instruction, such proxy will be voted in favor of the approval of the Plan. Abstentions and "broker non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares as to a particular matter with respect to which the brokers or nominees do not have discretionary power to vote) will not be counted for or against any proposal to which they relate. Abstentions will be counted for purposes of determining whether a quorum is present. Broker non-votes will not be counted for purposes of determining whether a quorum is present. Because approval of the Plan requires the vote of a majority of the Trust's issued and outstanding shares as of the Record Date, abstentions and broker non-votes will have the effect of a vote against the proposal to approve the Plan.



     The duly appointed Proxies may, in their discretion, vote upon such other matters as properly may come before the Meeting or any adjournment(s) thereof, including any proposal to adjourn a meeting, whether or not a quorum is present, to permit the continued solicitation of proxies in favor of the Reorganization. In case any such adjournment is proposed with respect to the Plan, the duly appointed Proxies will vote those proxies required to be voted against the Plan against adjournment. A shareholder of an Acquired Fund may revoke his or her proxy at any time prior to its exercise by delivering written notice of revocation or by executing and delivering a later-dated proxy to the Secretary of the Trust, at Three Nationwide Plaza, Columbus, Ohio 43215, or by attending the Meeting in person to vote the shares of the Acquired Funds held by such shareholder. The date of the first mailing of this Combined Prospectus/Proxy Statement to shareholders is on or about January 12, 1998.



     INVESTMENT OBJECTIVES AND POLICIES. The Acquired Funds and the corresponding Acquiring Funds have substantially similar investment objectives, and generally have the same investment policies and restrictions, although there are some differences shareholders should consider.



     Nationwide Tax-Free Income Fund seeks as high a level of current income exempt from Federal income tax (although shareholders may be subject to state and local tax and the Federal alternative minimum tax) as is consistent with the preservation of capital through investing in a diversified portfolio of high-quality intermediate-term municipal obligations with maturities ranging from three to 10 years and long-term municipal obligations with maturities in excess of 10 years. The New Tax-Free Income Fund seeks as high a level of current income exempt from Federal income tax (although shareholders may be subject to state and local tax) as is consistent with the preservation of capital through investing in investment grade municipal obligations. The New Tax-Free Income Fund has adopted a fundamental investment policy which requires it to invest at least 80% of its net assets in securities the income from which is exempt from Federal income taxes and is not treated as a preference item for purposes of the Federal alternative minimum tax.



     The major emphasis in portfolio securities selection for the Nationwide Tax-Free Income Fund is on a diversified portfolio of municipal obligations rated within the three highest credit categories assigned by Moody's Investors Services, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"), or if not rated, are of equivalent investment quality as determined by NAS. The Nationwide Tax-Free Income Fund may also invest up to 10% of its net assets in securities rated BBB by S&P or Baa by Moody's, or, if not rated, are of equivalent investment quality as determined by NAS.



     The major emphasis on portfolio securities selection for the New Tax-Free Income Fund is on municipal obligations rated within the four highest rating categories (investment grade) by a nationally recognized statistical rating organization ("NRSRO") (e.g., S&P or Moody's), or if not rated, are of equivalent investment quality as determined by NAS. The ability of the New Tax-Free Income Fund to invest in securities within the fourth highest rating category without limit is much broader than that of the Nationwide Tax-Free Income Fund and therefore may increase the New Tax-Free Income Fund's exposure to the risks of investing in medium-grade securities. For further information regarding medium-grade securities, see "SPECIAL CONSIDERATIONS AND RISK FACTORS -- Medium-Grade Securities" below.



     Nationwide U.S. Government Income Fund seeks as high a level of current income as is consistent with the preservation of capital by investing primarily in securities of the U.S. Government, its agencies and instrumentalities. The New Intermediate Government Bond Fund seeks as high a level of current income as is consistent with the preservation of capital. Under normal market conditions the New Intermediate Government Bond Fund will invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. Government or its agencies or instrumentalities. For purposes of this policy, bonds consist of debt obligations of all types including bonds of varying maturities, bills and notes.



     Nationwide U.S. Government Income Fund attempts to maintain an average dollar-weighted maturity of between three and 10 years. The New Intermediate Government Bond Fund will attempt to maintain an average duration of between three and one-half and six years. Each of these Funds normally invests or will invest all of its net assets in securities issued by the U.S. Government, its agencies and instrumentalities and in repurchase agreements collateralized by these securities. In selecting securities for these Funds, NAS utilizes interest-rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other security selection techniques. Such Funds' investments will be concentrated in areas of the intermediate U.S. Government securities market (based upon sector, coupon or maturity) that NAS believes are relatively undervalued.



     For a discussion of the differences between the investment policies and restrictions of the Acquired Funds and the corresponding Acquiring Funds, see "COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS."



     FEES AND EXPENSES. Each of the Acquired Funds pays an investment advisory and management fee, computed daily and paid monthly, at the annual rate of 0.65% on the first $250 million of average daily net assets, 0.60% on the next $250 million, 0.55% on the next $250 million and 0.50% on the average daily net assets in excess of $750 million of the value of its average daily net assets to NAS as the Trust's investment adviser. Nationwide Investors Services, Inc., a wholly owned subsidiary of NAS ("NISI"), serves as transfer agent for each of the Acquired Funds and receives a fee from those Funds equal to $18 per account.


     With respect to the Acquiring Funds, NAS also provides investment advisory services to those Funds for a fee computed daily and paid monthly at the following annual rates: 0.50% of such Fund's average net assets up to $250 million, 0.475% of such Fund's average net assets of $250 million up to $1 billion, 0.45% of such Fund's average net assets of $1 billion up to $2 billion, 0.425% of such Fund's average net assets of $2 billion up to $5 billion, and 0.40% of such Fund's average net assets of $5 billion or more. Each of the Acquiring Funds also pays NAS an administration fee of 0.07% of such Fund's average net assets up to $250 million; 0.05% of such Fund's average net assets of $250 million up to $1 billion, and 0.04% of such Fund's average net assets of $1 billion or more. Finally, each Acquiring Fund pays a fee to NISI for transfer agency services equal to $18 per account.


     Shares of each of the Acquired Funds and the Acquiring Funds are distributed by NAS, a registered broker-dealer. The Trust has adopted a Distribution Plan (the "12b-1 Plan") under Rule 12b-1 of the 1940 Act which permits the Acquired Funds to compensate NAS, as the Acquired Funds' distributor, for expenses associated with the distribution of their shares. Under the 12b-1 Plan, each Acquired Fund is authorized to pay NAS compensation accrued daily and paid monthly at a maximum annual rate of 0.35% of such Acquired Fund's average daily net assets. Currently each Acquired Fund accrues daily and pays monthly to NAS compensation at the annual rate of 0.20% of such Fund's average daily net assets. NAS will continue to waive the remaining 0.15% until further written notice to shareholders. NAS, as distributor, also receives the proceeds of a contingent deferred sales charge imposed on certain redemptions of shares of the Acquired Funds, as described more fully below under "COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES." no contingent deferred sales charge will be imposed on shares of the Acquired Funds surrendered as a part of the Reorganization. The

Class D shares of the Acquiring Funds pay no distribution fees or expenses and are not subject to a contingent deferred sales charge although such shares are subject to a front-end sales load as described below.


     The expense ratios of the Acquiring Funds subsequent to the Reorganization are expected to be lower than the current expense ratio of the corresponding Acquired Fund. See "THE PROPOSED TRANSACTION -- REASONS FOR THE PROPOSED TRANSACTION." The chart below compares the total annual operating expenses (as a percent of average net assets) of each Acquired Fund for the fiscal year ended October 31, 1997, which includes the Rule 12b-1 fee waiver, to the estimated total annual operating expenses (as a percent of average net assets) of the corresponding Acquiring Fund for the fiscal year ending October 31, 1998, assuming the same level of net assets for such Acquiring Fund after the
Reorganization:



                ACQUIRED FUND                                 ACQUIRING FUND
---------------------------------------------  ---------------------------------------------
       Nationwide Tax-Free Income Fund                   New Tax-Free Income Fund
                   0.96%*                                          0.69%
   Nationwide U.S. Government Income Fund          New Intermediate Government Bond Fund
                   1.07%*                                          0.79%


---------------


* Reflects NAS' current Rule 12b-1 fee waiver from 0.35% to 0.20% of each Acquired Fund's average daily net assets.



     For further information regarding the expense ratios of each of the Acquired and Acquiring Funds, see "SUMMARY -- Comparative Expense Information" above.


     COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES. Shares of each of the Acquired and Acquiring Funds are offered through NAS as principal underwriter. Net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time), each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in the portfolio securities of a Fund to affect materially the net asset value of that Fund. The minimum initial investment in each of the Acquired Funds and Acquiring Funds is $1,000 (although such minimum is lowered for investments made through certain plans) and the minimum subsequent investment is $100.

     Shares of the Acquired Funds are offered at net asset value without any sales charge, but are subject to a contingent deferred sales charge. A contingent deferred sales charge is imposed on any redemption which causes the current value of a shareholder's account to fall below the total amount of all purchases made during the preceding five years. The contingent deferred sales charge is never imposed on dividends, whether paid in cash or reinvested, or on appreciation in value. The contingent deferred sales charge applies only to the lesser of the original investment or current market value. Where the charge is imposed, the amount of the charge depends upon the number of months since the shareholder made the purchase payment from which an amount is being redeemed, according to the following table:

Months since purchase payment was made:            0-12   13-24   25-36   37-48   49-60   61 & over
Contingent deferred sales charge percentage:         5%      4%      3%      2%      1%     none

     A sales charge is imposed upon the sale of the Class D shares of the Acquiring Funds, equal to 4.5% of the public offering price (4.71% of the net amount invested). The sales charge is reduced on investments of $50,000 or more, as set forth in the following table:


                                                                SALES CHARGE
                                                                    AS A
                                                              PERCENTAGE OF THE
                                                                     NET             AS A PERCENTAGE
               AMOUNT OF SINGLE TRANSACTION                    AMOUNT INVESTED      OF OFFERING PRICE
----------------------------------------------------------    -----------------     -----------------
Less than $100,000........................................           4.71%                 4.5%
$100,000 but less than $250,000...........................           3.63                  3.5
$250,000 but less than $500,000...........................           2.56                  2.5
$500,000 but less than $1,000,000.........................           1.52                  1.5
$1,000,000 or more........................................           0.50                  0.5

     NO FRONT END SALES CHARGE WILL BE IMPOSED ON CLASS D SHARES RECEIVED IN CONNECTION WITH THE REORGANIZATION.

     The front end sales charge on the Class D shares of the Acquiring Funds may be waived under certain specified conditions.

     With respect to the shares of each of the Acquired Funds and the Class D shares of the Acquiring Funds, there is no sales charge imposed upon the reinvestment of dividends and distributions.

     Redemption orders for shares of both the Acquired Funds and the Acquiring Funds must be placed with NAS. Investors may redeem shares of the Acquired Funds or the Acquiring Funds at the net asset value per share next determined following the receipt by NAS of the properly completed redemption request, although as discussed above, redemptions of shares of the Acquired Funds may be subject to a contingent deferred sales load. A request for redemption may be made by telephone, by mail or by fax.


     COMPARISON OF EXCHANGE PRIVILEGES. Shares of an Acquired Fund may be exchanged for shares of the other Acquired Fund without sales charge. Shares of the Acquired Funds may also be exchanged for shares of other Nationwide Funds without the imposition of the applicable contingent deferred sales charge but only upon payment of the applicable front-end sales charge, unless a sales charge has already been paid.



     Class D shares of an Acquiring Fund are generally exchangeable without a sales charge for Class D shares of any other Acquiring Fund or any other fund of the New Trust which offers Class D shares and for shares of the New Trust's Nationwide Money Market Fund.



     COMPARISON OF DIVIDEND POLICIES. Each of the Acquired Funds and the Acquiring Funds declares dividends of net investment income daily and pays such dividends monthly. Each of the Acquired Funds and Acquiring Funds will distribute all capital gains at least annually, if any. In addition, shareholders of the Acquired Funds and the Acquiring Funds receive dividends and distributions in the form of additional shares and not in cash unless otherwise requested by the shareholder and such dividends and distributions are of $5 or more each.



     COMPARISON OF VOTING RIGHTS. Each shareholder of an Acquired Fund and an Acquiring Fund is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held on each matter submitted to the vote of such Fund's shareholders, regardless of the net asset value of such share.


                    SPECIAL CONSIDERATIONS AND RISK FACTORS


     Because the investment objectives, policies and strategies of each Acquired Fund and the corresponding Acquiring Fund are substantially similar, the overall level of investment risk should not materially change as a result of the Reorganization. However, in some cases an Acquiring Fund may invest in certain securities or instruments in which the corresponding Acquired Fund may not invest. There can be no assurance that any Acquired Fund or Acquiring Fund will achieve its investment objectives.

     The following discussion is qualified in its entirety by the disclosure set forth in the Acquiring Funds' Prospectus accompanying this Combined Prospectus/Proxy Statement and in the Acquired Funds' Prospectus. For additional information, see "COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS" and "ADDITIONAL COMPARATIVE INFORMATION," below.



     An investment in any of the Acquired Funds or the Acquiring Funds involves the risk that the net asset value of such Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by such Fund. An investment in each of the Acquired Funds and the Acquiring Funds is subject to bond market risk, i.e., the risk that the market price of bonds in general will fluctuate. Bond prices fluctuate largely in response to changes in the level of interest rate. When interest rates rise, bond prices generally fall; conversely, when interest rates fall, bond prices generally rise. Although the fluctuation in the price of bonds is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of bonds in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer-term securities (which tend to be more volatile in price). The value of shares of each of Nationwide Tax-Free Income Fund and the New Tax-Free Income Fund may also be affected by the market's perception of changes in an issuer's credit risk. As perceived credit risk increases, the value of a specific security generally decreases, and the converse is also true.



     U.S. Government Securities. As discussed above, each of the Acquiring and the Acquired Funds may invest in securities which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Securities issued by the U.S. Government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by U.S. Government agencies or instrumentalities include, but are not limited to, obligations of the following: the Federal Housing Administration; Farmers Home Administration; the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks; the Federal National Mortgage Association ("FNMA"); the Student Loan Marketing Association; Federal Home Loan Mortgage Corporation ("FHLMC"); and the Federal Farm Credit Banks.


     The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


     Stripped Treasury Securities. Each Acquiring Fund may invest in Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"). Stripped Treasury Securities will include coupons that have been stripped from U.S. Treasury Bonds which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").



     Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the securities and does not receive any rights to periodic interest payments on the security.



     Duration. To limit its exposure to interest rate risk, the New Intermediate Government Bond Fund will maintain a duration which, on a weighted average basis and under normal market conditions, will generally be between three and one-half and six years. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.


     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms to maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, NAS will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that the New Intermediate Government Bond Fund will at all times achieve its targeted portfolio duration.


     The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.


     While the New Intermediate Government Bond Fund intends to maintain the average duration described above under normal market conditions, there is no limit as the maturity of any one security which the New Intermediate Government Bond Fund may purchase.


     Mortgage-Backed Securities. Nationwide U.S. Government Income Fund and the New Intermediate Government Bond Fund may each purchase mortgage-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations ("CMOs"). Such securities are issued or guaranteed by U.S. Government, and its agencies or instrumentalities. The underlying mortgage assets may have fixed rates or adjustable rates of interest. Mortgage-backed securities in which Nationwide U.S. Government Income Fund and the New Intermediate Government Bond Fund may invest include both fixed-rate and adjustable-rate mortgage-backed securities.


     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly and that principal may be prepaid at any time because the underlying mortgage loans and other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is higher than expected will reduce yield, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield, while a prepayment rate that is slower than expected will reduce yield. Accelerated prepayments on securities purchased by Nationwide U.S. Government Income Fund or the New Intermediate Government Bond Fund at a premium also poses a risk of loss of principal because the premium may not have been fully amortized by the time the principal is prepaid in full.


     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Nationwide U.S. Government Income Fund and the New Intermediate Government Bond Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in such Fund would likely decrease. Also, such a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to Nationwide U.S. Government Income Fund or the New Intermediate Government Bond Fund derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.



     Collateralized Mortgage Obligations. Nationwide U.S. Government Income Fund and the New Intermediate Government Bond Fund may also acquire CMOs, and the New Intermediate Government Bond Fund may acquire stripped mortgage-backed securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to an "Mortgage Assets"). Payments of principal or interest on the Mortgage Assets, and any reinvestment income thereon, provide the income to pay debt service on the CMOs. CMOs purchased by such Funds will be issued by agencies or instrumentalities of the U.S. Government.



     Interest Only and Principal Only Securities. Stripped mortgage-backed securities are securities representing interest in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped mortgage-backed securities in which the New Intermediate Government Bond Fund may invest are issued by U.S. Government agencies. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of POs, like other debt instruments, will tend to move in the opposite direction compared to interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.



     The New Intermediate Government Bond Fund may purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it my be utilized to hedge against a decrease in value of other fixed-income securities. in a rising interest rate environment. If the New Intermediate Government Bond Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. With respect to IOs, if the underling mortgage securities experience greater than anticipated prepayments of principal, the New Intermediate Government Bond Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. No more than 10% of the New Intermediate

Government Bond Fund's total assets will be invested in IOs and in POs. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose value as a result of changes in interest rates; in such an instance, the New Intermediate Government Bond Fund may have difficulty selling such securities.



     Municipal Securities. The two principal classifications of municipal securities which may be held by Nationwide Tax-Free Income Fund and the New Tax-Free Income Fund are "general obligation" securities and "revenue" securities. General obligations securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by Nationwide Tax-Free Income Fund and the New Tax-Free Income Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.



     Nationwide Tax-Free Income Fund and the New Tax-Free Income Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenue, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer.



     Proposals to restrict or eliminate the Federal income tax exemption of interest on municipal securities have been discussed from time to time and may be enacted in the future.



     Repurchase Agreements. Each of the Acquired Funds and the Acquiring Funds may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Funds will enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price (including interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. NAS, acting under the supervision of such Trust's Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.


     Investment Companies. As permitted by the 1940 Act, each Acquiring Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of an Acquiring Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Each Acquiring Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by such Acquiring Fund.

     When-Issued Securities. Each of the Acquiring Funds may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and terms of these securities are established at the time the Acquiring Fund enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days; for mortgage-backed securities, the delivery date may extend to as long as 120 days. Purchasing when-issued securities allows an Acquiring Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Acquiring Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

     The greater an Acquiring Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of that Acquiring Fund. Purchasing securities on a when-issued basis may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although an Acquiring Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. The Acquiring Funds will set aside liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.


     Floating and Variable Rate Obligations. The Acquiring Funds may each invest in floating and variable rate obligations. Variable or floating rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals, interest rates on floating rate obligations vary with changes in an underlying index whenever such index changes, while interest rates on variable rate obligations change at preset fixed times. Certain of the floating or variable rate obligations that may be purchased by such Funds may be callable by the issuer at certain dates during the term of the obligations. The dates on which they may be called are set at the time of issuance. The obligations have credit risks, like other debt instruments, but because the issuer may call the obligations, such Funds are also subject to the risk that the rates at which a Fund will be able to reinvest such assets may be less than the rate paid on the floating or variable rate obligation. Certain of the floating or variable rate obligations that may be purchased by an Acquiring Fund may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permits the indebtedness thereunder to vary and provides for periodic adjustments in the interest rate. Each Acquiring Fund will limit its purchase of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. NAS will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.



     Although there may be no active secondary market with respect to a particular variable or floating rate obligation purchased by an Acquiring Fund, such Fund may attempt to resell the obligation at any time to a third party. The absence of an active secondary market, however, could make it difficult for that Acquiring Fund to dispose of a variable or floating rate obligation in the event the issuer of the obligation defaulted on its payment obligations, and the Acquiring Fund would, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate obligations may be secured by bank letters of credit.


     In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value.

     Variable and floating rate obligations for which no readily available market exists and which are not subject to a demand feature that will permit the Acquiring Fund to receive payment of the principal within seven days after demand by that Fund, will be considered illiquid and therefore, together with other illiquid securities held by such Fund, will not exceed 15% of such Fund's net assets.


     Medium-Grade Securities. The New Tax-Free Income Fund may invest in medium-grade securities. Medium-grade securities are obligations rated in the fourth highest rating category by any NRSRO. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.



     All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by NAS to consider what action, if any, such Fund should take consistent with its investment objective; there is no requirement that the Fund sell such downgraded securities.


     Zero Coupon Securities. Nationwide U.S. Government Income Fund, the New Intermediate Government Bond Fund and the New Tax-Free Income Fund may each invest in zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features.


     Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.


     Current federal income tax law requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, such Funds may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


     Lending Portfolio Securities. From time to time, the New Intermediate Government Bond Fund may lend its portfolio securities to brokers, dealers and other financial institutions who need to borrow securities to complete certain transactions. In connection with such loans, the New Intermediate Government Bond Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The New Intermediate Government Bond Fund can increase its income through the investment of such collateral and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The New Intermediate Government Bond Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the New Intermediate Government Bond Fund.


                            THE PROPOSED TRANSACTION

     AGREEMENT AND PLAN OF REORGANIZATION. The Plan provides that all of the assets of each Acquired Fund as of the Exchange Date (as defined in the Plan) will be transferred to the corresponding Acquiring Fund in exchange for Class D shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. The Exchange Date is expected to be on or about March 1, 1998; subject, however, to the receipt by the Trust and the New Trust of any necessary order of exemption from the Commission with respect to the Reorganization. A copy of the Plan is attached as Exhibit A to this Combined Prospectus/Proxy Statement. Although portions of the Plan are summarized below, this summary is qualified in its entirety by reference to the Plan.


     Promptly after the Exchange Date, each Acquired Fund will distribute the Class D shares of the corresponding Acquiring Fund to the Acquired Fund's shareholders of record as of 9:00 a.m. on the Exchange Date. The Class D shares of the corresponding Acquiring Fund which will be issued for distribution to each Acquired Fund's shareholders will be equal in aggregate value to the shares of the corresponding Acquired Fund held as of the Valuation Time (as defined in the Plan). All issued and outstanding shares of the Acquired Funds will be cancelled on the Trust's books and any certificates representing such shares will no longer be valid. Class D shares of the Acquiring Funds will be represented only by book entries; no share certificates will be issued.



     The consummation of the Reorganization is subject to the satisfaction of a number of conditions set forth in the Plan, including approval by shareholders of each of the Acquired Funds and approval of a similar plan of reorganization be shareholders of Nationwide Investing Foundation. The Plan also may be terminated and the Reorganization abandoned by the Acquired Funds and the Acquiring Funds by mutual consent of their respective trustees.

     The Reorganization will not be completed unless the Trust and the New Trust obtain opinions of counsel to the effect that the Reorganization constitutes a tax-free reorganization for federal income tax purposes and any necessary written order of exemption from the Commission exempting the Reorganization from the provisions of Section 17(a) of the 1940 Act.


     Except as otherwise provided below, all fees and expenses incurred by a party in connection with the Plan will be paid by the party directly incurring such costs. NAS will pay 50% of the costs associated with the Reorganization, including 50% of the costs associated with this proxy solicitation. Each Acquiring Fund will bear its own organizational costs.



     Shareholders of the Trust will have no dissenters' rights or appraisal rights. If the Plan is duly approved by shareholders and the Reorganization is consummated, all shareholders of the Acquired Funds (as of 9:00 a.m. on the Exchange Date), including those that voted against the approval of the Plan, will receive Class D shares of the corresponding Acquiring Fund. All shareholders of the Acquired Funds have the right at any time up to the next business day preceding the Exchange Date to redeem their shares at net asset value, subject to any applicable contingent deferred sales charge, according to the procedures set forth in the Acquired Funds' Prospectus.


     This summary does not purport to be a complete description of the Plan and is subject to the terms and conditions of the Plan set forth in Exhibit A.


     REASONS FOR THE PROPOSED TRANSACTION. Currently, the Trust is a separate, stand-alone investment company organized in October, 1985. The New Trust was organized as a series investment company as of October 30, 1997, and on November 7, 1997, its Board of Trustees created the Acquiring Funds with substantially similar investment objectives and policies of, and restrictions generally similar to, those of the Acquired Funds. Because of the similarity between the Acquired Funds and the Acquiring Funds, the considerations and risks involved with an investment in an Acquiring Fund are expected to be comparable to those associated with an investment in the corresponding Acquired Fund. Each Acquiring Fund has been established for purposes of effecting the Reorganization and will not commence operations prior to the Exchange Date.



     The transactions contemplated by the Plan were presented to the Board of Trustees of the Trust for its consideration at a meeting held on November 7, 1997. The Board of Trustees of the Trust concluded unanimously that the Reorganization is in the best interests of the Trust, the Acquired Funds and their shareholders and that the interests of the existing shareholders of the Acquired Funds will not be diluted by the Reorganization.



     The Board of Trustees of the Trust, in reaching this conclusion, considered the costs resulting from the separate operation of the Acquired Funds and the Trust and the proposed costs of the Acquiring Funds and the New Trust as provided by NAS, in light of their substantially similar investment objectives, policies, restrictions, Boards of Trustees, officers and service providers. The Trust's Board also considered the operating and compliance efficiencies that could result from moving the operation of the Acquired Funds from the Trust to corresponding separate portfolios of the New Trust, which has been organized under a more flexible and modern declaration of trust. The investment restrictions of the Acquiring Funds which were approved by the Board of Trustees of the New Trust vary somewhat from the restrictions of the Acquired Funds; however, such differences generally reflect a more uniform and flexible set of investment restrictions that are currently in place for each of the other series or portfolios of the New Trust. Such restrictions were approved to help achieve greater compliance efficiencies by having each series of the New Trust have the same or substantially the same investment restrictions and, in certain instances, to provide greater flexibility to NAS in managing the Acquiring Funds' portfolio assets.


     One of the operating efficiencies expected is that certain fixed costs associated with the operation of the Acquired Funds and the Trust when incurred by the New Trust and the Acquiring Funds would decrease on a per share basis since such costs would be spread over a larger pool of assets, e.g., certain professional and regulatory fees and printing costs.


     In particular, the Trust's Board considered the anticipated expense ratios of the Acquiring Funds, the structure of the New Trust, including the provision for multiple classes of shares, the experience of the service providers of the Acquiring Funds and the level of service to be provided to the shareholders of the Acquiring

Funds, as represented by NAS, including the greater resources that could be dedicated to providing administrative and compliance services.


     The Trust's Board also considered the lower investment advisory fees charged to the Acquiring Funds compared to those of the Acquired Funds. During its review of the fees for the Acquiring Funds, the Trust's Board considered the following factors, among others: (1) the nature, scope and quality of the services provided by NAS, (2) the costs incurred and revenues generated by NAS in rendering such services, (3) NAS' profitability from its mutual fund activities, (4) the compensation paid to investment advisers of mutual funds with similar investment objectives and policies and asset sizes, (5) the quality of personnel at NAS, (6) comparative expense and performance information, (7) pro forma expense ratios based upon the proposed level of investment advisory and administration fees, (8) the need to provide NAS with adequate financial incentives to maintain and improve its services, and (9) NAS' planned and proposed additional expenditures in the area of fund administration services.



     More specifically, the Trust's Board considered the significant increases in expenses that NAS will experience in connection with the general administration and fund accounting for each of the Acquiring Funds and the fact that the total expense ratios for each of the Acquiring Funds would decrease and continue to be at least 24% lower than the average for comparable mutual funds according to data from Lipper Analytical Services, Inc. as of September 30, 1997. The Board of Trustees of the Trust and the New Trust also determined that the proposed breakpoints in the Acquiring Funds' fees would allow shareholders of the Acquiring Funds to benefit from certain economies of scale as a Fund's assets grow.


     The Board of Trustees of the Trust based its decision to approve the proposed transaction upon its consideration of a number of factors, including, among other things:

          (1) the terms and conditions of the Reorganization and whether it would result in a dilution of the existing shareholders' interests;

          (2) the similarity of the Acquired Funds' investment objectives, strategies and policies with those of the corresponding Acquiring Funds, as well as the views of NAS that any differences between the investment policies and restrictions of the Acquired Funds and their corresponding Acquiring Fund should not materially increase investment risks;

          (3) the experience and resources of NAS with respect to providing investment management services, and the experience of and quality of services to be provided by the Acquiring Funds' other service providers;


          (4) the projected expense ratios and information regarding fees and expenses of each Acquiring Fund, each Acquired Fund and other similar funds and the services being offered to shareholders and the fact that the overall expense ratio for each Acquiring Fund will be at least 24% lower than the median expense ratio of its peer group of mutual funds;


          (5) the continuity of the portfolio managers for the Acquired Funds;

          (6) the conditioning of the Reorganization on the receipt of legal opinions confirming the absence of any adverse federal tax consequences to the Acquired Funds or their shareholders resulting from the Reorganization; and

          (7) other factors as it deemed relevant.

     In particular, the Board considered the per share operating expense ratios (total annual operating expenses expressed as a percentage of average net assets) for shares of the Acquired Funds and as estimated for the Acquiring Funds. The following are the per share operating expense ratios for shares of the Acquired Funds for the year ended October 31, 1997, and as estimated for the Class D shares of the corresponding Acquiring Funds for the period following the effective date of the Reorganization and ending October 31, 1998, after giving effect to the Reorganization:


                            OPERATING EXPENSE RATIOS


                ACQUIRED FUND                                 ACQUIRING FUND
---------------------------------------------  ---------------------------------------------
       Nationwide Tax-Free Income Fund                   New Tax-Free Income Fund
                   0.96%*                                          0.69%
   Nationwide U.S. Government Income Fund          New Intermediate Government Bond Fund
                   1.07%*                                          0.79%


---------------


* Reflects NAS' current Rule 12b-1 waiver from 0.35% to 0.20% of each Acquired Fund's average daily net assets.



     For further information regarding the expense ratios of each of the Acquired and Acquiring Funds, see "SUMMARY -- Comparative Expense Information" above.



     DESCRIPTION OF THE SECURITIES TO BE ISSUED. Ownership in each Acquiring Fund is represented by units of beneficial interest, without par value, of Nationwide Investing Foundation III, which is an open-end investment company of the management type, organized as an Ohio business trust as of October 30, 1997. The Acquiring Funds are currently two of nine separate series of the New Trust. Like the Acquired Funds, each Acquiring Fund is diversified, as that term is defined in the 1940 Act. Currently there is only one class of shares for the Acquired Funds. However, each of the Acquiring Funds is expected to offer at least three classes of shares -- Class A, Class B and Class D shares. Class A shares of the New Trust will be sold with a front-end sales load and pay expenses pursuant to a Rule 12b-1 plan. Class B shares of the New Trust will be subject to a contingent deferred sales charge, will be sold without imposition of a front-end sales load and will pay expenses pursuant to a Rule 12b-1 plan. Class D shares will be sold with a front-end sales load but will not be subject to a Rule 12b-1 plan. Except for Rule 12b-1 fees, Class A, Class B and Class D shares of the New Trust will generally bear the same expenses.


     All shareholders of an Acquiring Fund, regardless of class, will generally vote on the same issues and in the aggregate with respect to matters submitted to the shareholders of that Fund for their approval as a Fund. However, holders of one class of shares of an Acquiring Fund will vote as a class and not with holders of any other class of shares with respect to its respective Rule 12b-1 Plan, if any. The Class D shares which shareholders of the Acquired Funds will received pursuant to the Reorganization do not have a Rule 12b-1 Plan. Shareholders of an Acquiring Fund are entitled to one vote for each share held and a proportionate fractional vote for any fraction of a share held. See "ADDITIONAL COMPARATIVE INFORMATION."


     FEDERAL INCOME TAX CONSEQUENCES. As a condition to the closing of the Reorganization, the Trust and the New Trust must receive favorable opinions from Baker & Hostetler LLP substantially to the effect that, for Federal income tax purposes: (a) the Reorganization will constitute a "tax-free" reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss will be recognized by the Acquiring Funds or the Acquired Funds as a result of the Reorganization; (c) no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their shares of the Acquired Funds for Class D shares of the corresponding Acquiring Funds; (d) the tax basis of the Acquiring Fund Class D shares received by shareholders of the Acquired Funds pursuant to the Reorganization will be the same as the basis of the shares of the corresponding Acquired Fund held immediately prior to the Reorganization; (e) the holding period of the Acquiring Funds' Class D shares so received will include the period during which the Acquired Fund shareholder held shares of the Acquired Fund, provided such shares were held as a capital asset; (f) the tax basis of each Acquired Fund's assets acquired by the corresponding Acquiring Fund will be the same as the basis of such assets immediately prior to the Reorganization; and (g) the holding period of such assets will include the period during which those assets were held by the Acquired Fund.

     Such opinions are not the equivalent of a ruling from the Internal Revenue Service and may, upon audit, be challenged by the Internal Revenue Service. The Acquiring Funds and the Acquired Funds do not intend to seek a private letter ruling with respect to the tax effects of the Reorganization.



     CAPITALIZATION. The following table shows the capitalization both of the Acquired Funds as of October 31, 1997, and of the corresponding Acquiring Fund on a pro forma basis. The pro forma financial information giving effect to the Reorganization provided below is the same as the corresponding Acquired Fund because, except for certain organizational activities, the Acquiring Funds have no and will have no assets or liabilities, and will not commence operations prior to the consummation of the Reorganization.



          NATIONWIDE TAX-FREE INCOME FUND / NEW TAX-FREE INCOME FUND*



Net assets.....................................................................  $256,486,302
Shares outstanding.............................................................    24,412,274
Net asset value per share......................................................  $      10.51
       NATIONWIDE U.S. GOVERNMENT INCOME FUND / NEW INTERMEDIATE GOVERNMENT BOND FUND*
Net assets.....................................................................  $ 41,327,786
Shares outstanding.............................................................     4,007,905
Net asset value per share......................................................  $      10.31


---------------


* The capitalization information for each of the Acquiring Funds is provided on a pro forma basis; that is, what the capitalization of the Acquiring Funds would have been at October 31, 1997 had the Reorganization been completed. The information above for the New Tax-Free Income Fund does not include the effect of the combination of FHIT Municipal Bond Fund with such Fund.


         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


     INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of each Acquired Fund are substantially similar to those of the corresponding Acquiring Fund. The investment objectives and certain of the investment restrictions of each Acquired Fund and Acquiring Fund are "fundamental," which means that they may not be changed without the consent of a majority of such Fund's outstanding shares, as defined in the 1940 Act. The investment policies and certain of the investment restrictions of the Acquired Funds and the Acquiring Funds are, however, non-fundamental. A "non-fundamental" policy may be changed upon the vote of the Trustees but without shareholder approval.



     The investment policies and strategies of each Acquired Fund are generally the same as those of the corresponding Acquiring Fund, although there are some differences in the investment policies and restrictions that shareholders should consider.


NATIONWIDE TAX-FREE INCOME FUND/NEW TAX-FREE INCOME FUND


     The investment objective of Nationwide Tax-Free Income Fund is to provide as high a level of current income exempt from federal income tax (although investors may be subject to state and local tax and the Federal alternative minimum tax) as is consistent with the preservation of capital through investing in a diversified portfolio of high-quality intermediate-term municipal obligations with maturities ranging from three to 10 years and long-term municipal obligations with maturities in excess of 10 years. The investment objective of the New Tax-Free Income Fund is to seek as high a level of current income exempt from Federal income tax (although investors may be subject to state and local tax) as is consistent with the preservation of capital through investing in investment grade municipal obligations.



     Nationwide Tax-Free Income Fund seeks to achieve its investment objective by maintaining a diversified portfolio of municipal obligations that are rated within the three highest credit categories assigned by Moody's and S&P, or, if not rated, that are of equivalent investment quality as determined by NAS. Such obligations include municipal securities backed the full faith and credit of the United States, municipal bonds rated within the three highest credit categories by Moody's or S&P, state and municipal notes rates MIG-1, MIG-2, and MIG-3 by Moody's, and other types of municipal securities such as commercial paper, provided that such securities are rated at least Prime-2 by Moody's or A-2 by S&P. On a temporary basis or for defensive purposes, the Nationwide Tax-Free Income Fund may also hold and invest up to 20% of its assets in cash or temporary taxable investments such as Treasury notes, bills and bonds with remaining maturities of one year or less.

     The New Tax-Free Income Fund has adopted a fundamental investment policy that requires it to invest at least 80% of its net assets in securities that generate income that is exempt from Federal income taxes and that is not treated as a preference item for purposes of the Federal alternative minimum tax. The New Tax-Free Income Fund invests in municipal obligations that are rated within the four highest rating categories (investment grade) by an NRSRO, or, if not rated, that are of equivalent investment quality as determined by NAS. Such obligations include (1) municipal securities backed by the full faith and credit of the United States, (2) municipal bonds and notes rated within the four highest rating categories by an NRSRO, and (3) other types of municipal securities such as commercial paper, provided that such securities are rated within the two highest rating categories by an NRSRO. The municipal securities in which the New Tax-Free Income Fund may invest include variable and floating rate securities. The New Tax-Free Income Fund may also purchase securities on a when-issued or delayed-delivery basis, zero-coupon securities and securities of other investment companies and enter into repurchase agreements. As a temporary defensive position, the New Tax-Free Income Fund may hold and invest up to 20% of its assets in cash or taxable money market obligations.


NATIONWIDE U.S. GOVERNMENT INCOME FUND/NEW INTERMEDIATE
GOVERNMENT BOND FUND


     The investment objective of Nationwide U.S. Government Income Fund is to provide as high a level of current income as is consistent with the preservation of capital by investing in securities of the U.S. Government, its agencies and instrumentalities. The investment objective of the New Intermediate Government Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. The average dollar-weighted maturity of Nationwide U.S. Government Income Fund is maintained at between three and 10 years. Under normal market conditions, the average duration of the New Intermediate Government Bond Fund will be between three and one-half and six years. In addition, the New Intermediate Government Bond Fund will, under normal market conditions, invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities. For purposes of this policy, bonds consist of debt obligations of all types, including bonds of varying maturities, bills and notes. The Government Bond Fund does not have such a 65% policy.



     Each of these Funds normally invests or will invest all of its net assets in securities issued by the U.S. Government, its agencies and instrumentalities or in repurchase agreements collateralized by these securities. Nationwide U.S. Government Income Fund may invest up to 80% of its net assets in, and the New Intermediate Government Bond may invest without limitation in, mortgage-backed securities issued by U.S. Government agencies. These securities include pass-through securities and CMOs. Pass-through securities represent part ownership of a pool of mortgage loans. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. CMOs are fully collateralized by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the various classes of CMOs. Nationwide U.S. Government Income Fund may invest up to 20% of its assets in, and the New Intermediate Government Bond may invest without limitation in, zero-coupon securities that are direct obligations of the U.S. Government and its agencies and instrumentalities. Each Fund may also invest in money market obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements. Each such Fund concentrates on investing in areas of the intermediate U.S. Government securities market (based on sector, coupon or maturity) that NAS believes are relatively undervalued.



     The U.S. Government securities in which the New Intermediate Government Bond Fund may invest include variable and floating rate securities, some of which may be callable. Such Fund may also purchase securities on a when-issued or delayed delivery basis and securities of other investment companies and may lend portfolio securities. In addition, as a temporary defensive position, the New Intermediate Government Bond Fund may invest up to 100% of its total assets in cash and/or money market obligations.



     FUNDAMENTAL INVESTMENT POLICIES. Each Acquired Fund and corresponding Acquiring Fund have some fundamental investment policies that are the same and some that are different. The primary purposes for adopting more flexible investment restrictions for the Acquiring Funds are to promote standardization of such restrictions among all of the Nationwide Funds and to provide the portfolio managers with greater flexibility in managing the Acquiring Funds' portfolios. The similarities and differences are described in the following table.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                                DIVERSIFICATION:



     The Nationwide Tax-Free Income Fund has a fundamental policy against investing more than 5% of its total assets (excluding cash and cash items) in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities.



     Each of the Acquiring Funds has a fundamental policy against purchasing securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of such Fund's total assets would be invested in such issuer or such Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of such Fund's total assets may be invested without regard to these limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



                                 CONCENTRATION:



     The Nationwide Tax-Free Income Fund has a fundamental policy against investing 25% or more of its total assets in securities of issuers that are in the same industry, except that this Fund may invest more than 25% of its assets in municipal bonds and in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.



     Each of the Acquiring Funds has a fundamental policy against purchasing securities of any one issuer if, as a result of such purchase, 25% or more (taken at current value) of an Acquiring Fund's total assets would be invested in securities of issuers the principal activities of which are in the same industry. This investment restriction does not apply to securities issued by the U.S. Government, its agencies, or instrumentalities or to securities issued by state, county, or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer sales finance and other finance.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                  ISSUING SENIOR SECURITIES / BORROWING MONEY:



     Each of the Acquired Funds has a fundamental policy against issuing senior securities or borrowing money, except that each Acquired Fund may borrow an amount not in excess of 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur. Such borrowing is not intended to be for investment purposes, and the Acquired Funds will not purchase portfolio securities during periods in which borrowings are outstanding. Each Acquired Fund may also borrow an amount equal to no more than 5% of the value of each of its total assets (calculated when the loan is made) for temporary, emergency purposes or to clear transactions, provide NAS additional flexibility in executing routine daily transactions or allow for more efficient cash management. Such borrowing will not be used to leverage the Acquired Funds, nor will such borrowing be for an extended period of time.



     Each of the Acquiring Funds has a fundamental policy against borrowing money or issuing senior securities, except that each Acquiring Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.



     Each of the Acquiring Funds, however, currently, may only borrow money from banks and in an amount no greater than 33 1/3% of its total assets (including the amount borrowed). In addition, an Acquiring Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes.



                     LENDING MONEY OR SECURITIES TO OTHERS:



     Each of the Acquired Funds has a fundamental policy against making loans to others except in connection with purchasing certain debt securities or entering into certain repurchase agreements.



     Each of the Acquiring Funds has a fundamental policy against lending securities or making loans to others, except that each Acquiring Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements.



                                PLEDGING ASSETS:



     Each of the Acquired Funds has a fundamental policy against pledging more than 10% of its assets or pledging such assets for any reason except to secure temporary borrowings from banks.



     Each of the Acquiring Funds has a non-fundamental policy against mortgaging, pledging, or hypothecating more than one-third of its total assets.



                             ACTING AS UNDERWRITER:



     Each of the Acquired Funds has a fundamental policy against acting as an underwriter, except that in disposing of certain portfolio securities each such Fund may be deemed to be an underwriter under certain federal securities laws.



     Each of the Acquiring Funds has a fundamental policy against acting as an underwriter of another issuer's securities, except to the extent that an Acquiring Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                        PURCHASING SECURITIES ON MARGIN:



     Each of the Acquired Funds has a fundamental policy against purchasing securities on margin; however, each Acquired Fund may obtain credits when necessary to clear purchases and sales of securities.



     Each of the Acquiring Funds has a non-fundamental policy against purchasing securities on margin, except that each Acquiring Fund may obtain whatever short-term credits are necessary to clear purchases and sales of securities and to make margin payments in connection with derivative securities transactions.



                       ILLIQUID OR RESTRICTED SECURITIES:



     Each of the Acquired Funds has a fundamental policy against purchasing securities that are restricted under federal securities laws or that are illiquid or unmarketable. Each of the Acquired Funds also has a fundamental policy against entering into any repurchase agreement if, as a result, more than 10% of its total assets would be subject to repurchase agreements that mature in more than seven days.



     The Acquiring Funds are not subject to any restriction in regard to investing in securities for which market quotations are not available. Each of the Acquiring Funds, however, has a non-fundamental investment policy against purchasing or otherwise acquiring any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. For purposes of this investment restriction, illiquid securities include securities that are not readily marketable and repurchase agreements with maturities in excess of seven days.



                           SELLING SECURITIES SHORT:



     Each of the Acquired Funds has a fundamental policy against selling securities short.



     Each of the Acquiring Funds has a non-fundamental policy against selling securities short, unless an Acquiring Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless an Acquiring Fund covers its short sale as required by the current rules and positions of the Commission or its staff. Short positions in forward currency contracts, options, futures contracts, options on futures contracts, and other derivative instruments do not constitute selling securities short.



                 REAL ESTATE / COMMODITIES / FUTURES CONTRACTS:



     Each of the Acquired Funds has a fundamental policy against purchasing or selling real estate, real estate mortgage loans, commodities or futures contracts.



     Each of the Acquiring Funds has a fundamental policy against purchasing or selling real estate, except that each Acquiring Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein). Each of the Acquiring Funds also has a fundamental policy against purchasing or selling commodities or commodities contracts, except to the extent disclosed in the Acquiring Fund's current Prospectus.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                   SECURITIES OF OTHER INVESTMENT COMPANIES:



     Each of the Acquired Funds has a fundamental policy against purchasing or selling securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization.



     Each of the Acquiring Funds has a non-fundamental policy against purchasing securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, and (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.



       INVESTMENTS THAT GENERATE INCOME SUBJECT TO FEDERAL INCOME TAXES:



     The Nationwide Tax-Free Income Fund has a fundamental policy against investing more than 20% of its assets in securities that generate income subject to federal income taxes.



     The New Tax-Free Income Fund has a fundamental investment policy which requires it to invest at least 80% of its net assets in securities the income from which is exempt from Federal income taxes and is not treated as a preference item for purposes of the Federal alternative minimum tax.



        INVESTING IN A COMPANY WITH LESS THAN THREE YEARS OF OPERATION:



     The Nationwide Tax-Free Income Fund has a fundamental policy against investing more than 5% of its total assets, taken at cost, in securities whose issuer, or whose guarantor of principal and interest, including any predecessor, has been in operation for less than three years.



     The Acquiring Funds are not subject to any such restriction.



  INVESTING IN PUTS, CALLS, STRADDLES, AND SPREADS / OIL, GAS, MINERAL LEASES:



     Each of the Acquired Funds has a fundamental policy against writing, purchasing, or selling puts, calls, straddles, spreads or any combination thereof.



     The Acquiring Funds are not subject to any such restriction.



  DEALING WITH TRUSTEES / SHORT-TERM TRADING PROFITS / CONTROL OF MANAGEMENT:



     Each of the Acquired Funds has a fundamental policy against dealing with the Trustees of the Trust in regard to the purchase and sale of securities and investing for the purpose of making short-term trading profits or for exercising control of management.



     The Acquiring Funds are not subject to any such restriction.


     It is not anticipated that the above-mentioned differences in investment policies and restrictions will, individually or in the aggregate, result in an appreciable variation between the level of investment risks associated with an investment in each Acquiring Fund. For a more complete description of the Acquiring Funds' investment policies and restrictions, including relevant risk factors, see "OBJECTIVES AND MANAGEMENT" in the Acquiring Funds' Prospectus and "INVESTMENT OBJECTIVES AND POLICIES" in the Acquiring Funds' Statement of Additional Information. For a more complete description of the Acquired Funds' investment policies and restrictions, including relevant risk factors, see "OBJECTIVES AND MANAGEMENT, in the Acquired Funds' Prospectus and "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES" in the Acquired Funds' Statement of Additional Information.

                       ADDITIONAL COMPARATIVE INFORMATION

SERVICE ARRANGEMENTS AND FEES

                        THE ACQUIRED FUNDS AND THE TRUST



     Pursuant to the laws of Massachusetts and the Trust's Amended Declaration of Trust, the responsibility for the management of the Trust is vested in its Board of Trustees which, among other things, is empowered by the Trust's Amended Declaration of Trust to elect officers of the Trust and contract with and provide for the compensation of agents, consultants, and other professionals to assist and advise in such management.



     Investment Adviser. The Acquired Funds are advised by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company, which in turn is wholly owned by Nationwide Financial Services, Inc., a holding company ("NFS"). NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. NAS is also the investment adviser, administrator, fund accountant and distributor of each of the other funds of the Nationwide family of funds. NAS was established as an Ohio corporation on June 28, 1960, and has been providing investment advisory services to open-end investment management companies like the Acquired Funds since 1965.


     In its capacity as investment adviser, and subject to the ultimate authority of the Trust's Board of Trustees, NAS, in accordance with the Acquired Funds' investment objectives and policies, manages the Acquired Funds, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since March, 1986, Alpha Benson, MBA, has been primarily responsible for the day-to-day management of Nationwide Tax-Free Income Fund's portfolio. Ms. Benson has been with Nationwide Insurance Enterprise as a financial analyst in the Securities Investment Department since 1977. Ms. Benson graduated with a Bachelor of Science in Accounting from Central State University. She received her Master of Business Administration degree from the University of Dayton.

     Wayne Frisbee, CFA, Kimberly Bingle, CFA, FLMI, and Gary Hunt, MBA, are the portfolio managers of Nationwide U.S. Government Income Fund. Mr. Frisbee joined Nationwide Insurance Enterprise in 1981 as a securities analyst and has managed Nationwide U.S. Government Income Fund since its inception in February of 1992. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst.

     Ms. Bingle joined Nationwide Insurance Enterprise in 1986 as a securities analyst and began co-managing Nationwide U.S. Government Income Fund on March 11, 1997. Since April, 1992, she has managed the Fixed Income Fund which is part of the Nationwide Insurance Enterprise incentive savings plan. Ms. Bingle received a Bachelor of Arts in Finance from The Pennsylvania State University. She is a Chartered Financial Analyst and a Fellow of the Life Management Institute.

     Mr. Hunt joined Nationwide Insurance Enterprise in 1992 as a securities analyst and began co-managing Nationwide U.S. Government Income Fund on March 11, 1997. In his career at Nationwide Insurance Enterprise, Mr. Hunt has been responsible for the analysis of agency CMOs and U.S. Treasury securities. In addition, he has managed the commercial mortgage-backed securities sector for Nationwide Life Insurance Company and its affiliates. Mr. Hunt received a Bachelor of Science in Finance and a Master of Business Administration from The Ohio State University.

     In addition, pursuant to the Investment Advisory Agreement, NAS generally assists in all aspects of the Acquired Funds' administration and operation.

     For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, NAS receives a fee from each Acquired Fund, computed daily and paid monthly, at the annual rate of 0.65% on the first $250 million of average daily net assets, 0.60% on the next $250 million, 0.55% on the next $250 million and 0.50% on the average daily net assets in excess of $750 million.

     For a complete description of the Acquired Funds' advisory arrangements, see the sections in the Acquired Funds' Prospectus entitled "OBJECTIVES AND MANAGEMENT" and "MANAGEMENT OF THE TRUSTS."

     Distributor. The Trust has entered into an Underwriting Agreement with NAS, Three Nationwide Plaza, Columbus, Ohio 43215, pursuant to which shares of the Acquired Funds continuously are offered on a best efforts basis by NAS and dealers selected by NAS. Dimon Richard McFerson is Chairman of the Board and Chief Executive Officer of NAS. Joseph J. Gasper, Robert A. Oakley, Gordon E. McCutchan and Robert J. Woodward, Jr. are President and a director, Executive Vice President -- Chief Financial Officer and a director, Executive Vice President -- Law and Corporate Services and a director, and Executive Vice President -- Chief Investment Officer and a director, respectively, of NAS. James F. Laird, Jr. is Vice President -- General Manager of NAS. NAS receives no compensation from the Acquired Funds in connection with its services under such Underwriting Agreement but may retain some or all of the contingent deferred sales charge, if any, imposed upon redemptions of the Acquired Funds' shares. In addition, pursuant to the 12b-1 Plan, each Acquired Fund is authorized to pay NAS compensation accrued daily and paid monthly at a maximum annual rate of 0.35% of such Acquired Fund's average daily net assets. Currently each Acquired Fund accrues daily and pays monthly to NAS compensation at the annual rate of 0.20% of such Fund's average daily net assets. NAS will continue to waive the remaining 0.15% until further written notice.

     Dividend and Transfer Agent. Nationwide Investors Service, Inc., a wholly owned subsidiary of NAS ("NISI"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as the Acquired Funds' Dividend and Transfer Agent. In consideration of such services, the Acquired Funds have agreed to pay NISI an annual fee, paid monthly, equal to $18 per shareholder account, plus out-of-pocket expenses.

     For a complete description of these arrangements and the other expenses borne by the Trust, see the section in the Acquired Funds' Prospectus entitled "MANAGEMENT OF THE TRUSTS."

     Custodian. The Acquired Funds have appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Acquired Funds' custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by each of the Acquired Funds.

     Counsel. Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215, serves as counsel to the Trust.

     Independent Accountants. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent accountants for the Acquired Funds, and, as such, has audited the annual financial statements of the Acquired Funds.

     Management Discussion of Fund Performance.

NATIONWIDE TAX-FREE INCOME FUND


     Nationwide Tax-Free Income Fund's total return for the year ended October 31, 1997, was 7.72%, without sales charge and assuming all distributions were reinvested, while the Lehman Brothers Municipal Bond Index returned 8.49%.


     The Municipal Bond Market experienced an active yet volatile year characterized by a combination of declining interest rates and a large level of issuance. The Bond-Buyer 11 General Obligation Municipal Bond Index fell from 5.60% to 5.28%, a 0.32% decline. The decline wasn't a smooth one as the index rose as high as 5.79% in early April and saw a low of 5.15% by the end of July. The yield on the most current U.S. Treasury 30-year bond also fell from 6.65% to 6.15%, a 0.50% decline. The most current U.S. Treasury 30-year bond saw its highest yield of 7.11% during April as well and its low of 6.15% in late October. Municipal bonds underperformed Treasuries during the period.

     As 1997 began, a Democratic President and a Republican Majority were returned to Washington and the economy was growing at a slow, manageable, noninflationary pace. The markets reacted favorably to these events with stable to declining interest rates. However, during the first quarter of the calendar year, economic statistics began to show signs of an economy that may be overheating, and on March 25, in a preemptive move against inflationary concerns, the Federal Reserve raised the Federal Funds rate 0.25%. The move appeared to be justified as during the following months inflationary measures remained remarkably tame. In late April, the announcement of a balanced budget agreement also overshadowed concerns about the growth rate.

     During the latter part of October, the Equity markets experienced a sell-off that prompted investors to a flight to quality in U.S. Treasury securities. This movement helped to sustain the lower yields and higher prices in the bond markets. This volatility in the worldwide financial markets, however, has significantly reduced the threat of another preemptive rate hike from the Federal Reserve to slow the growth in U.S. economy.

     Municipal issuers continued to take advantage of the lower interest rates and propelled municipal volume up 17% for the first 10 months of the calendar year. This increased supply has kept municipal securities from fully participating in the bond market rally. As a consequence, particularly in the long end, municipals have cheapened when compared to Treasury securities.


     NAS will continue to monitor developments in the market and to look for opportunities that will produce positive performance in the long-run. The average credit quality of Nationwide Tax-Free Income Fund is "AA," average coupon is 6.08% and the average maturity is approximately 18 years.



                                FUND COMPOSITION


                              (SUBJECT TO CHANGE)


                           FUND COMPOSITION PIE CHART
        Other assets less liabilities                              1.0%
        Municipal securities                                      99.0%


                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN


                           FOR PERIODS ENDED 10/31/97



           $1,000         $100         $1,000
          LUMP SUM      MONTHLY       LUMP SUM
          INVESTMENT   INVESTMENT     INVESTMENT
YEARS     W/O SC*       W/O SC*        W/SC**
----------------------------------------------
   1        7.72%         8.71%         2.72%
   5        6.78%         6.46%         6.63%
  10        8.18%         7.16%         8.18%



 * These returns do not reflect the effects of sales charges.


** Assumes the applicable contingent deferred sales charge (CDSC) was paid on withdrawals, which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 5 years.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



                                FUND PERFORMANCE


  MEASUREMENT
    PERIOD
 (FISCAL YEAR
   COVERED)         FUND      LBMBI       CPI
1987                 10000      10000      10000
1988                 11629      11456      10425
1989                 12529      12383      10903
1990                 13191      13302      11598
1991                 14763      14921      11928
1992                 15823      16174      12319
1993                 18507      18450      12658
1994                 16890      17646      12997
1995                 19366      20266      13353
1996                 20393      21421      13753
1997                 21969      23240      14014


Comparative performance of $10,000 invested in the Nationwide(R) Tax-Free Income Fund, the Lehman Brothers Municipal Bond Index* (LBMBI) and the Consumer Price Index (CPI)** over a 10-year period ended 10/31/97. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges.



 * The LBMBI consists of investment grade tax-exempt bonds and includes securities with at least one year to maturity and at least $100 million in par value outstanding.


** The CPI represents changes in prices of all goods and services purchased for consumption by urban households.

NATIONWIDE U.S. GOVERNMENT INCOME FUND


     The Nationwide U.S. Government Income Fund's total return for the fiscal year ended October 31, 1997, was 8.86% without sales charge and assuming all distributions were reinvested, while its new index, the Merrill Lynch Government Master Index, returned 8.67%. The new index is more reflective of the Fund's investment policies.


     Shareholders who stayed in the Fund for the entire period were rewarded after a difficult first six months when intermediate-term interest rates rose 0.4%-0.5%. The second half of the period was more favorable as intermediate interest rates dropped 0.5%-0.9% and longer rates dropped by approximately 0.8%.

     The higher prices for bonds in the second half was the result of several factors. The most notable factor was the continued release of favorable inflation reports in spite of low unemployment and significant growth in the overall economy. Another important factor is the perception that the Federal Reserve will not act to raise rates until clear signs of inflationary pressures are present. The Federal Reserve's stance combined with favorable inflation reports has led to a significantly flatter yield curve. Finally, the U.S. government market has been the beneficiary of a flight to quality as the result of increased turmoil in world equity markets.


     Nationwide U.S. Government Income Fund benefited from its weighting in the collateralized mortgage obligation (CMO) market during the period and the shift out of callable into non-callable agency notes. As of October 31, 1997, approximately 77% of portfolio assets were invested in the CMO market, and 19% of Fund assets were invested in U.S. Government and agency obligations. The remainder of Fund assets were held in repurchase agreements.



                                FUND COMPOSITION


                              (SUBJECT TO CHANGE)


                           FUND COMPOSITION PIE CHART

               Mortgage-backed securities                         76.4%
               U.S. government and agency long-term obligations   18.7%
               Other assets less liabilities                       4.9%

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN


                           FOR PERIODS ENDED 10/31/97



           $1,000         $100         $1,000
          LUMP SUM      MONTHLY       LUMP SUM
          INVESTMENT   INVESTMENT     INVESTMENT
YEARS     W/O SC*       W/O SC*        W/SC**
----------------------------------------------
  1         8.86%         11.36%        3.86%
  5         7.09%          7.77%        6.94%
 Life       7.17%          7.60%        7.17%



 * These returns do not reflect the effects of sales charges.


** Assumes the applicable contingent deferred sales charge (CDSC) was paid on withdrawals, which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 5 years.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.



                                FUND PERFORMANCE


MEASUREMENT
   PERIOD
(FISCAL YEAR
  COVERED)      FUND    LBIGBI   MLGMI     CPI
2/10/92         10000    10000    10000    10000
1992            10513    10669    10692    10223
1993            11581    11653    12083    10504
1994            11094    11453    11560    10785
1995            12922    12806    13341    11081
1996            13604    13532    14015    11413
1997            14809    14524    15231    11629


Comparative performance of $10,000 invested in the Nationwide(R) U.S. Government Income Fund, the Lehman Brothers Intermediate Government Bond Index* (LBIGBI), the Merrill Lynch Government Master Index** (MLGMI) and the Consumer Price Index
(CPI)*** since inception (2/10/92) to 10/31/97. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges.



  * The LBIGBI is comprised of U.S. government securities with par values of at least $100 million and maturities of at least one year and up to 10 years.


 ** The MLGMI is the new index for the Fund. It consists of U.S. Treasury notes and bonds with one or more years remaining to final maturity and at least $1 billion in face value outstanding, and U.S. agencies with one ore more years remaining to final maturity and at least $100 million in face value outstanding.


*** The CPI represents changes in prices of all goods and services purchased for consumption by urban households.


                     THE ACQUIRING FUNDS AND THE NEW TRUST

     Except where shareholder action is required by law, all of the authority of the New Trust is exercised under the direction of the New Trust's Trustees, who are elected by the shareholders of the New Trust's series or portfolios, including the Acquiring Funds, and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants, and other professionals to assist and advise in its day-to-day operations. The New Trust will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


     Investment Adviser. The Acquiring Funds are also advised by NAS. It is intended that upon completion of the Reorganization, Ms. Benson will be responsible for the day-to-day management of the New Tax-Free Income Fund's portfolio, and Messrs. Frisbee and Hunt and Ms. Bingle will be responsible for the day-to-day management of the New Intermediate Government Bond Fund's portfolio. For its services as investment adviser, NAS receives a fee for each Acquiring Fund, which is calculated daily and paid monthly, at the following annual rates: 0.50% of such Fund's average net assets up to $250 million, 0.475% of such Fund's average net assets of $250 million up to $1 billion, 0.45% of such Fund's average net assets of $1 billion up to $2 billion, 0.425% of such Fund's average net assets of $2 billion up to $5 billion, and 0.40% of such Fund's average net assets of $5 billion or more. The New Trust's Investment Advisory Agreement was approved by the New Trust's Board of Trustees on November 7, 1997, and will be approved by each Acquiring Fund's initial sole shareholder, NAS, prior to the Reorganization.


     The New Trust on behalf of the Acquiring Funds has also entered into an Administration Agreement with NAS whereby NAS provides certain administration and fund accounting services to the Acquiring Funds. For such services, NAS receives a fee from each Acquiring Fund, calculated daily and paid periodically at the following annual rate: 0.07% of such Fund's average net assets up to $250 million; 0.05% of such Fund's average net assets of $250 million up to $1 billion, and 0.04% of such Fund's average net assets of $1 billion or more. Such Administration Agreement was approved by the New Trust's Board of Trustees on November 7, 1997.


     For a complete description of the Acquiring Funds' advisory arrangements, see the section in the Acquiring Funds' Prospectus entitled "MANAGEMENT OF THE TRUST -- Investment Management."

     Dividend and Transfer Agent. NISI also serves as the Acquiring Funds' Dividend and Transfer Agent. In consideration of such services, the Acquiring Funds have each agreed to pay NAS an annual fee, paid monthly, equal to $18 per shareholder account, plus out-of-pocket expenses.

     For a complete description of these arrangements and the other expenses borne by the Acquiring Funds, see the sections in the Acquiring Funds' Prospectus entitled "MANAGEMENT OF THE TRUST -- Other Services" and "-- Transfer and Dividend Disbursing Agent."

     Distributor. NAS also serves as the distributor of the Acquiring Funds' shares pursuant to a distribution agreement. Pursuant to such agreement, NAS may retain all or a portion of the front end sales charge, if any, imposed upon purchases of Class D shares of the Acquiring Funds.

     In addition, NAS may enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Acquiring Funds' Class D shares.

     For a complete description of these arrangements, see the sections in the Acquiring Funds' Prospectus entitled "HOW TO PURCHASE SHARES."

     Custodian. The Acquiring Funds have also appointed Fifth Third as the Acquiring Funds' custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Acquiring Funds.

     Counsel. Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215, serves as counsel to the New Trust.

     Independent Accountants. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, has been selected to serve as the independent accountants for the Acquiring Funds, and, as such, will audit the annual financial statements of the Acquiring Funds.

     Management Discussion of Fund Performance. No management discussion of fund performance is included since the Acquiring Funds have not yet commenced operations.


CERTAIN FINANCIAL INFORMATION



     The Prospectus for the Trust contains information on per share income, capital changes and performance calculations under the caption "FINANCIAL HIGHLIGHTS."


     The Acquiring Funds have not yet commenced operations and have no and will have no assets or liabilities prior to the consummation of the Reorganization. Therefore, no information regarding per share income and capital changes is available. For information regarding performance calculations and comparisons, see the information under the caption "PERFORMANCE ADVERTISING FOR THE FUNDS" in the Acquiring Funds' Prospectus.


COMPARISON OF RIGHTS OF SECURITY HOLDERS



     The Trust is a Massachusetts business trust, registered under the 1940 Act as an open-end investment company of the management type. The Trust was established under a Declaration of Trust dated October 8, 1985. The Declaration of Trust was amended March 1, 1993. The New Trust is an Ohio business trust, registered under the 1940 Act as an open-end investment company of the management type and established under a Declaration of Trust dated as of October 30, 1997.


     The Acquiring Funds are two of nine series of the New Trust. The other seven series of the New Trust are Nationwide Growth Fund, Nationwide Fund, Nationwide Bond Fund, Nationwide Money Market Fund, Nationwide Long-Term U.S. Government Bond Fund, Nationwide Mid Cap Growth Fund and Nationwide S&P 500 Index Fund.

     Both the Trust and the New Trust are authorized to issue an unlimited number of shares of beneficial interest and to divide their shares of beneficial interest into one or more series. The New Trust is also authorized to divide its shares of beneficial interest into one or more classes or sub-series. Each share of a series of the Trust or New Trust represents a beneficial interest in the assets of only that series. The consideration received by the Trust or New Trust for the issuance of shares of a particular series, the assets in which such consideration is invested, and all income and proceeds from the holding or sale of such assets belong to that series, subject only to the rights of creditors.


     Each share of beneficial interest of a series of the Trust and New Trust represents an equal proportionate interest in that series of the Trust and New Trust, respectively, with each other share of the same series. Each such share is entitled to share on a pro rata basis in any dividends or distributions out of the income or assets belonging to the particular series of the Trust and New Trust, as applicable. Such dividends or distributions are declared at the discretion of the Trustees of the Trust and New Trust. Upon any liquidation of a series of the Trust or the New Trust, shareholders are entitled to share pro rata in the net assets that belong to that series and that are available for distribution.


     Shares of the Acquiring Funds, once properly issued and outstanding, are fully paid and nonassessable and have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive or appraisal rights.

     Shareholders of the both the Trust and the New Trust are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, regardless of the net asset value of such shares.

     Voting rights for Trust shareholders are not cumulative, so that the holders of more than 50% of the Trust voting in the election of its Trustees have the power to elect all of the Trustees of the Trust. The Trust is not required to, and currently does not, hold an annual meeting of shareholders.


     Shareholders of the New Trust have no cumulative voting rights; the holders of a plurality of the shares voting for the election of the New Trust's Board of Trustees can elect all of the New Trust's Board of Trustees. The New Trust does not intend to hold annual meetings of shareholders, except as required under its Declaration of Trust or the 1940 Act. Shareholders of the Acquiring Funds will vote in the aggregate with other shareholders of the New Trust and not by series or portfolio except as otherwise expressly required by law. For example, shareholders of an Acquiring Fund will vote in the aggregate with other shareholders of the New Trust with respect to the election of Trustees and ratification of the selection of independent accountants. However, shareholders of an Acquiring Fund will vote as a Fund, and not in the aggregate with other shareholders of the New Trust, for purposes of approval of amendments to the Investment Advisory Agreement as it relates to that Acquiring Fund or any of that Acquiring Fund's fundamental policies.



     The Trustees of the New Trust will call a special meeting of shareholders for purposes considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the New Trust, and the New Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders, by majority vote, has the power to remove one or more Trustees.



     For a complete description of the respective attributes of the Trust's and the New Trust's shares, including how to purchase, redeem or exchange shares and certain restrictions thereon, taxation of the Acquired Funds or the Acquiring Funds, as the case may be, and its shareholders, and dividend and distribution policies, see the sections in the Acquired Funds' and the Acquiring Funds' respective Prospectuses entitled "HOW TO PURCHASE SHARES," "HOW TO REDEEM SHARES," "INVESTOR SERVICES," and "DISTRIBUTIONS AND TAXES." Additional information about the Trust is included in its Prospectus, dated February 28, 1997, as supplemented on December 8, 1997, and December 23, 1997, which is incorporated herein by reference, and in the Trust's Statement of Additional Information dated February 28, 1997. Copies of the Prospectus and the Statement of Additional Information may be obtained without charge by calling the Trust at 1-800-848-0920.



     Additional information about the Acquiring Funds is included in its Prospectus dated January 6, 1998, which accompanies this Combined
Prospectus/Proxy Statement and Statement of Additional Information dated January 6, 1998, copies of which may be obtained without charge by calling the New Trust at 1-800-848-0920.

     Additional information regarding the Reorganization is contained in the
Statement of Additional Information, dated January   , 1998, to this Combined
Prospectus/Proxy Statement. The Statement of Additional Information is incorporated by reference herein and may be obtained by calling the New Trust at 1-800-848-0920.


     THE TRUST'S BOARD OF TRUSTEES AND MANAGEMENT RECOMMEND APPROVAL OF THE
PLAN.

                                 MISCELLANEOUS

     ADDITIONAL INFORMATION. The Trust and the New Trust are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, and in accordance therewith each files reports, proxy materials and other information with the Commission. Such reports, proxy materials and other information may be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.


     SOLICITATION OF PROXIES AND PAYMENT OF EXPENSES. The cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the costs of any supplementary solicitation and proxy soliciting services provided by third parties, will be borne 50% the Trust and 50% by NAS. Proxies will be solicited initially, and in any supplemental solicitation, by mail and may be solicited in person, by telephone or other electronic means by officers of the Trust or by proxy solicitors hired by the Trustees.



     SUBSTANTIAL SHAREHOLDERS. As of December 18, 1997, to the knowledge of the Trust, the only persons who own of record or beneficially five percent or more of the outstanding shares of any of the Acquired Funds are Nationwide Life Insurance Company and/or Nationwide Life and Annuity Company, One Nationwide Plaza, Columbus, Ohio 43215, which own through various separate accounts 15.8% of Nationwide U.S. Government Income Fund.


     As of the close of business on December 18, 1997, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust or of any Acquired Fund.

     As of the close of business on December 18, 1997, there were no issued and outstanding shares of the New Trust. As of such date, there were no shareholders of the Acquiring Funds. It is anticipated, however, that those persons who are beneficial holders of the Acquired Funds' shares immediately prior to the Reorganization will be beneficial holders of the same or substantially the same percentage of the corresponding Acquiring Fund's Class D shares immediately after the Reorganization.


     DOCUMENTS INCORPORATED BY REFERENCE. The accompanying Prospectus of the Acquiring Funds dated January 6, 1998, is incorporated by reference into this Combined Prospectus/Proxy Statement. In addition, the Trust's Prospectus dated February 28, 1997, as supplemented December 8, 1997, and December 23, 1997, is incorporated by reference into this Combined Prospectus/Proxy Statement and may be obtained by writing the Trust at Three Nationwide Plaza, Columbus, Ohio 43215 or by calling the Trust at 1-800-848-0920. Copies of documents requested will be sent by first-class mail to the requesting shareholder within one business day of receipt of the request.


     OTHER BUSINESS. The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is their intention that the proxies which do not contain specific instructions to the contrary will be voted on such matter in accordance with the judgment of the person named in the enclosed Proxy Card.

     FUTURE SHAREHOLDER PROPOSALS. Pursuant to rules adopted by the Commission under the 1934 Act, investors may request inclusion in the proxy statement for shareholder meetings certain proposals for action which they intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the Trust's proxy statement and is subject to limitations under the 1934 Act. It is not presently anticipated that the New Trust will hold regular meetings of shareholders, and no anticipated date of the next meeting can be provided.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     Agreement and Plan of Reorganization ("Agreement") dated as of November 24, 1997, by and between Nationwide Investing Foundation II, a Massachusetts business trust ("NIF II") and Nationwide Investing Foundation III, an Ohio business trust ("NIF III").

     WHEREAS, NIF II is registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end investment company of the management type and has issued and outstanding shares of beneficial interest, par value $1.00 per share, of the following two series: Nationwide Tax-Free Income Fund ("NIF II Tax-Free Income Fund") and Nationwide U.S. Government Income Fund ("NIF II U.S. Government Income Fund", and together with NIF II's other series described in this paragraph, the "Acquired Series"); and

     WHEREAS, NIF III is registered under the 1940 Act as an open-end investment company of the management type, and has authorized the issuance of Class D shares of beneficial interest, without par value, of the following series:
Nationwide Tax-Free Income Fund ("NIF III Tax-Free Income Fund") and Nationwide Intermediate U.S. Government Bond Fund ("NIF III Intermediate U.S. Government Bond Fund," and, together with NIF III's other series described in this paragraph, the "Acquiring Series"); and

     WHEREAS, Each Acquiring Series currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets or liabilities of the corresponding Acquired Series; and

     WHEREAS, Each of the Acquired Series plans to transfer all assets belonging to such series, and to assign all of the liabilities belonging to such series, to the corresponding Acquiring Series, in exchange for Class D shares of the corresponding Acquiring Series ("Acquiring Series Shares"), which are voting securities, followed by the distribution of the Acquiring Series Shares by each Acquired Series to the shareholders of the Acquired Series in connection with the dissolution of NIF II and the Acquired Series, all upon the terms and provisions of this Agreement (individually and together, the "Reorganization"); and

     WHEREAS, The Acquired Series and the Acquiring Series correspond to one another as follows: NIF II Tax-Free Income Fund corresponds to NIF III Tax-Free Income Fund and NIF II U.S. Government Income Fund corresponds to NIF III Intermediate U.S. Government Bond Fund; and

     WHEREAS, Each of the Acquired Series is, and each of the Acquiring Series intends to be, a regulated investment company as described in Section 851 of the United States Internal Revenue Code of 1986, as amended (the "Code"); and

     WHEREAS, This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Code for each Acquired Series and its corresponding Acquiring Series; and

     WHEREAS, The Board of Trustees of NIF II has determined that the Reorganization is in the best interests of NIF II, and that the interests of its shareholders will not be diluted as a result thereof; and

     WHEREAS, The Board of Trustees of NIF III has determined that the Reorganization is in the best interests of NIF III and that the interests of its shareholders will not be diluted as a result thereof;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto covenant and agree as follows:

1.   PLAN OF REORGANIZATION

          (a) Sale of Assets, Assumption of Liabilities. Subject to the prior approval of shareholders of NIF II and to the other terms and conditions contained herein (including the condition that each Acquired Series shall distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 9(h) herein), NIF II and the Acquired Series agree to assign, convey, transfer and deliver to NIF III and the Acquiring Series, and NIF III and the Acquiring Series agree to acquire from

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

     NIF II and the Acquired Series on the Exchange Date (as defined below), all of the Investments (as defined below), cash and other assets of NIF II in exchange for that number of full and fractional Acquiring Series Shares of the corresponding Acquiring Series having an aggregate net asset value equal to the value of all assets of NIF II transferred to the Acquiring Series, as provided in Section 4, less the liabilities of NIF II assumed by the Acquiring Series.

          (b) Assets Acquired. The assets to be acquired by the Acquiring Series from NIF II shall consist of all of NIF II's property, including, without limitation, all Investments (as defined below), cash and dividends or interest receivables which are owned by NIF II and any deferred or prepaid expenses shown as an asset on the books of NIF II as of the Valuation Time described in Section 4.

          (c) Liabilities Assumed. Prior to the Exchange Date NIF II will endeavor to discharge or cause to be discharged, or make provision for the payment of, all of its known liabilities and obligations. The Acquiring Series shall assume all liabilities, expenses, costs, charges and reserves of NIF II, contingent or otherwise, including liabilities reflected in the unaudited statements of assets and liabilities of NIF II as of the Valuation Time, prepared by or on behalf of NIF II as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from and after October 31, 1996, and including all liabilities of the NIF II under its registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission") under the Securities Act of 1933, as amended ("1933 Act").

          (d) Liquidation and Dissolution. Upon consummation of the transactions described in Section 1(a), 1(b) and 1(c) above, each Acquired Series shall distribute to its shareholders of record as of the Exchange Date the Acquiring Series Shares received by it, each Acquired Series shareholder of record being entitled to receive that number of Acquiring Series Shares equal to the proportion which the number of shares of beneficial interest, par value $1.00 per share, of the Acquired Series held by such shareholder bears to the total number of such shares of the Acquired Series outstanding on such date, and shall take such further action as may be required, necessary or appropriate under NIF II's Amended Declaration of Trust, Massachusetts law and the Code to effect the complete liquidation and dissolution of NIF II. NIF II will fulfill all reporting requirements under the 1940 Act, both before and after the Reorganization.

2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF NIF II. NIF II represents and warrants to and agrees with NIF III and the Acquiring Series that:

          (a) NIF II is a business trust validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement.

          (b) NIF II is registered under the 1940 Act as an open-end investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect. NIF II has elected to qualify and has qualified each of the Acquired Series as a regulated investment company under Part I of Subchapter M of the Code as of and since its first taxable year, and each such Acquired Series qualified and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Acquired Series has been a regulated investment company under such sections of the Code (and predecessors of the Code) at all times since its inception.

          (c) The statements of assets and liabilities, including the statements of investments as of October 31, 1996, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for NIF II, such statements having been audited by KPMG Peat Marwick LLP, independent auditors of NIF II, have been furnished to NIF III. Such statements of assets and liabilities fairly present the financial position of NIF II as of such date and such statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there are no known material liabilities of NIF II as of such dates which are not disclosed therein.

          (d) The Prospectus of NIF II dated February 28, 1997 and its related Statement of Additional Information dated February 28, 1997 (together, the "NIF II Prospectus"), in the forms filed under the 1933 Act with the Commission and previously furnished to NIF III, did not as of their date and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) Except as may have been previously disclosed to NIF III, there are no material legal, administrative or other proceedings pending or, to the knowledge of NIF II, threatened against NIF II.

          (f) There are no material contracts outstanding to which NIF II is a party, other than as disclosed in the NIF II Prospectus, and there are no such contracts or commitments (other than this Agreement) which will be terminated with liability to NIF II on or prior to the Exchange Date.

          (g) NIF II has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statements of assets and liabilities at October 31, 1996 and those incurred in the ordinary course of NIF II's business as an investment company since that date.

          (h) As used in this Agreement, the term "Investments" shall mean NIF II's investments shown on the statements of assets and liabilities at October 31, 1996 referred to in Section 2(g) hereof, as supplemented with such changes as NIF II shall make after October 31, 1996 in the ordinary course of its business.

          (i) NIF II has filed or will file all federal and state tax returns which, to the knowledge of NIF II's officers, are required to be filed by NIF II and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by NIF II. All tax liabilities of NIF II have been adequately provided for on its books, and no tax deficiency or liability of NIF II has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

          (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 2(1), NIF II will have full right, power and authority to assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to NIF III and the Acquiring Series pursuant to this Agreement. On the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, NIF III and the Acquiring Series will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of NIF II and, except as described in
     Section 2(k), without any restrictions upon the transfer thereof.

          (k) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of NIF II or NIF III, except as previously disclosed to NIF III by NIF II prior to the date hereof.

          (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIF II of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or state laws applicable to business trusts.

          (m) The registration statement to be filed by NIF III with the Commission on Form N-14 (the "N-14 Registration Statement") relating to the Acquiring Series Shares issuable hereunder, and the proxy statement of NIF II included therein (the "Proxy Statement"), on the effective date of the N-14 Registration Statement and insofar as they relate to NIF II and the Acquired Series, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 below and on the Exchange Date, the prospectus contained in the N-14 Registration Statement of which the Proxy Statement is a part, as amended or supplemented by any amendments or supplements filed with the Commission by NIF III (together, the "N-14 Prospectus") insofar as it relates to NIF II and the Acquired Series, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this Section 2(m) shall apply only to statements of fact relating to NIF II and the Acquired Series contained in the N-14 Registration Statement, the N-14 Prospectus and the Proxy Statement, or omissions to state in any thereof a material fact relating to NIF II or any Acquired Series, as such N-14 Registration Statement, N-14 Prospectus and Proxy Statement shall be furnished to NIF II in definitive form as soon as practicable following effectiveness of the N-14 Registration Statement and before any public distribution of the N-14 Prospectus or Proxy Statement.

3. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF NIF III. NIF III represents and warrants to and agrees with NIF II that:

          (a) NIF III is a business trust validly existing under the laws of the State of Ohio and has power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

          (b) NIF III is registered under the 1940 Act as an open-end investment company of the management type. The Acquiring Series expect to qualify as regulated investment companies under Part I of Subchapter M of the Code.

          (c) The Acquiring Series will have no assets or liabilities as of the Valuation Time.

          (d) The final prospectus of each Acquiring Series, expected to be dated as of a date in December, 1997 or January, 1998, and the related Statement of Additional Information for the Acquiring Series to be dated as of such date (together, the "Acquiring Series Prospectus"), in the forms to be filed by NIF III with the Commission, will be furnished to NIF II promptly upon the completion thereof and will not as of their date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of NIF III or its Acquiring Series threatened against NIF III or the Acquiring Series, which assert liability on the part of NIF III or the Acquiring Series.

          (f) There are no material contracts outstanding to which NIF III or the Acquiring Series is a party, other than this Agreement and material contracts disclosed in the N-14 Registration Statement.

          (g) NIF III and the Acquiring Series will file all federal and state tax returns which, to the knowledge of NIF III's officers, are required to be filed by NIF III and the Acquiring Series and will pay all federal and state taxes shown to be due on such returns or on any assessments received by NIF III of the Acquiring Series.

          (h) No consent, approval, authorization or order of any governmental authority is required for the consummation by NIF III or the Acquiring Series of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws or state laws applicable to business trusts.

          (i) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 3(h), NIF III and the Acquiring Series will have full right, power and authority to acquire the Investments and any other assets and assume the liabilities of NIF II to be transferred to the Acquiring Series pursuant to this Agreement.

          (j) The N-14 Registration Statement, the N-14 Prospectus and the Proxy Statement, on the effective date of the N-14 Registration Statement and insofar as they relate to NIF III and the Acquiring Series: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Exchange Date, the N-14 Prospectus, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by NIF II or any Acquired Series for use in the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement.

          (k) NIF III has no plan or intention to issue additional shares of the Acquiring Series following the Reorganization except for shares issued in the ordinary course of NIF III's business as an open-end investment company, nor does NIF III have any plan or intention to redeem or otherwise reacquire any shares of the Acquiring Series issued to NIF II shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business. NIF III will actively continue NIF II's business in the same manner that NIF II conducted it immediately before the Reorganization and has no plan or intention to sell or otherwise dispose of any of the assets to be acquired by NIF III in the Reorganization, except for dispositions made in the course of its business and dispositions necessary to maintain the status of each Acquiring Series as a regulated investment company under Subchapter M of the Code.

          (l) The Acquiring Series Shares to be issued by NIF III have been duly authorized and when issued and delivered by NIF III to NIF II pursuant to this Agreement will be legally and validly issued by NIF III and will be fully paid and nonassessable and no shareholder of NIF III will have any preemptive right of subscription or purchase in respect thereof.

          (m) The issuance of Acquiring Series Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

          (n) Each Acquiring Series, upon filing of its first income tax return at the completion of its first taxable year, will elect to be a regulated investment company and until such time will take all steps necessary to ensure its qualification as a regulated investment company.

4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, NIF III will deliver to NIF II a number of corresponding Acquiring Series Shares having an aggregate net asset value equal to the value of the assets of NIF II acquired by the respective Acquiring Series, less the value of the liabilities of NIF II assumed, determined as hereafter provided in this
     Section 4.

          (a) The net assets of NIF II and each Acquired Series will be computed as of the Valuation Time, using the valuation procedures set forth in the NIF II Prospectus.

          (b) The net asset value of each of the Acquiring Series Shares will be determined to the nearest full cent as of the Valuation Time, and shall be set at the net asset value per share of the corresponding Acquired Series as of the Valuation Time.

          (c) The Valuation Time shall be 4:00 P.M., Eastern Standard Time, on February 28, 1998, or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

          (d) The Acquiring Series shall issue its Acquiring Series Shares to NIF II on a share deposit receipt registered in the name of NIF II. NIF II shall distribute in liquidation the Acquiring Series Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to NIF III's transfer agent, which will as soon as practicable make such modifications to the accounts for each former NIF II shareholder as may be necessary and appropriate.

          (e) The Acquiring Series shall assume all liabilities of NIF II, whether accrued or contingent, described in subsection l(c) hereof in connection with the acquisition of assets and subsequent dissolution of NIF II or otherwise, except that recourse for assumed liabilities relating to an Acquired Series shall be limited to the corresponding Acquiring Series.

5. EXPENSES, FEES. ETC. Except as set forth below, each of NIF II and NIF III shall be responsible for its respective fees and expenses of the Reorganization; NIF III will be responsible for its organization costs; and NIF II will be responsible for proxy solicitation and other costs associated with the special meeting. Notwithstanding the foregoing, Nationwide Advisory Services, Inc., investment adviser of NIF II and NIF III, will be responsible for 50% of NIF II's and NIF III's fees and expenses of the Reorganization and 50% of NIF II's proxy solicitation and other costs associated with the special meeting.

6. EXCHANGE DATE. Delivery of the assets of NIF II to be transferred, assumption of the liabilities of NIF II to be assumed, and the delivery of Acquiring Series Shares to be issued shall be made at the offices of NIF II, at 9:00 A.M. on March 1, 1998, or at such other time, date, and location agreed to by NIF II and NIF III, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

7.   SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION

          (a) NIF II agrees to call a special meeting of its shareholders as soon as is practicable for the purpose of considering the transfer of all of the assets of NIF II to, and the assumption of all of the liabilities of NIF II by, the Acquiring Series as herein provided, authorizing and approving this Agreement, and authorizing and approving the liquidation and dissolution of NIF II, and it shall be a condition to the obligations of each of the parties hereto that the holders of shares of beneficial interest, par value $1.00 per share, of NIF II shall have approved this Agreement, and the transactions contemplated herein, including the liquidation and dissolution of NIF II, in the manner required by law and NIF II's Amended Declaration of Trust at such a meeting on or before the Valuation Time.


          (b) NIF II agrees that the liquidation and dissolution of NIF II will be effected in the manner provided in NIF II's Amended Declaration of Trust and in accordance with applicable law, and that it will not make any distribution of any Acquiring Series Shares to the shareholders of NIF II without first paying or adequately providing for the payment of all of NIF II's known debts, obligations and liabilities.


          (c) Each of NIF II and NIF III will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1934 Act and 1940 Act and the rules and regulations thereunder to be set forth in the N-14 Registration Statement, including the N-14 Prospectus and Proxy Statement included therein.

8. CONDITIONS OF NIF II'S OBLIGATIONS. The obligations of NIF II hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of NIF II, shall have been approved by the trustees and shareholders of NIF II in the manner required by law.

          (b) NIF III shall have executed and delivered to NIF II an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Series will assume all of the liabilities, expenses, costs, charges and reserves of NIF II, contingent or otherwise, including liabilities existing at the Valuation Time and described in Section 1(c) hereof in connection with the transactions contemplated by this Agreement; provided that recourse for assumed liabilities relating to an Acquired Series shall be limited to the corresponding Acquiring Series.

          (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of NIF III made in this Agreement are true and correct in all material respects as if made at and as of such dates, NIF III and the Acquiring Series have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and NIF III shall have furnished to NIF II a statement, dated the Exchange Date, signed by NIF III's Chairman and Treasurer (or other financial officer) certifying those facts as of such dates.

          (d) There shall not be any material litigation pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (e) NIF II shall have received an opinion of Druen, Dietrich, Reynolds & Koogler in form reasonably satisfactory to NIF II, and dated the Exchange Date, to the effect that (i) NIF III is a business trust validly existing under the laws of the State of Ohio, (ii) the Acquiring Series Shares to be delivered to NIF II as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by NIF III and no shareholder of NIF III has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by NIF III, and assuming due authorization, execution and delivery of this Agreement by NIF II, is a valid and binding obligation of NIF III, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate NIF III's Declaration of Trust or its By-Laws or any provision of any agreement known to such counsel to which NIF III or the Acquiring Series is a party or by which it is bound, (v) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIF III or the Acquiring Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws or as may be required under state laws applicable to business trusts laws. In rendering such opinion Druen, Dietrich, Reynolds & Koogler may rely on certain reasonable assumptions and certifications of fact received from NIF III and its officers.

          (f) NIF II shall have received an opinion of Baker & Hostetler LLP addressed to NIF II, NIF III and each Acquiring Series and in a form reasonably satisfactory to NIF II dated the Exchange Date, with respect to the matters specified in Section 9(e) of this Agreement. In rendering such opinion Baker & Hostetler LLP may rely on certain reasonable assumptions and certifications of fact received from NIF III, NIF II and certain of its shareholders.

          (g) All necessary proceedings taken by NIF III in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to NIF II, Druen, Dietrich, Reynolds & Koogler and Baker & Hostetler LLP.

          (h) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of NIF II, contemplated by the Commission or any state regulatory authority.

          (i) NIF III and NIF II shall have received from the Commission, if necessary, a written order of exemption, satisfactory in form and substance to NIF III and NIF II, exempting the Reorganization from the provisions of
     Section 17(a) of the 1940 Act.


          (j) The Agreement and Plan of Reorganization dated as of November 24, 1997 between Nationwide Investing Foundation, a Michigan business trust ("NIF"), and NIF III, shall have been approved by the shareholders of NIF as required by law and all other conditions in such agreement shall have been satisfied as of the Exchange Date.


9. CONDITIONS OF NIF III'S OBLIGATIONS. The obligations of NIF III and the Acquiring Series hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of NIF II, shall have been approved by the trustees and shareholders of NIF II in the manner required by law.

          (b) As of the Valuation Time and as of the Exchange Date, all representations and warranties of NIF II made in this Agreement are true and correct in all material respects as if made at and as of such dates, NIF II has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and NIF II shall have furnished to NIF III a statement, dated the Exchange Date, signed by NIF II's Chairman and Treasurer (or other financial officer) certifying those facts as of such dates.

          (c) There shall not be any material litigation pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (d) NIF III shall have received an opinion of Druen, Dietrich, Reynolds & Koogler, in form reasonably satisfactory to NIF III and dated the Exchange Date, to the effect that (i) NIF II is a business trust validly existing under the laws of the Commonwealth of Massachusetts, (ii) this Agreement has been duly authorized, executed and delivered by NIF II and, assuming due authorization, execution and delivery of this

     Agreement by NIF III, is a valid and binding obligation of NIF II, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (iii) NIF II has power to assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, NIF II will have duly assigned, conveyed, transferred and delivered such Investments and other assets to NIF III, (iv) the execution and delivery of this Agreement did not and the consummation of the transactions contemplated hereby will not, violate NIF II's Amended Declaration of Trust or its Amended Bylaws, as amended, or any provision of any agreement known to such counsel to which NIF II is a party or by which it is bound, and (v) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIF II of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws or state laws applicable to business trusts. In rendering such opinion, Druen, Dietrich, Reynolds & Koogler may rely upon certain reasonable and customary assumptions and certifications of fact received from NIF II and its officers.


          (e) NIF III shall have received an opinion of Baker & Hostetler LLP, addressed to NIF III, each Acquiring Series and NIF II, in form reasonably satisfactory to NIF III and dated the Exchange Date, to the effect that for Federal income tax purposes (i) the transfer of all or substantially all of the Acquired Series' assets in exchange for the Acquiring Series Shares followed by the distribution of the Acquiring Series Shares to the shareholders of the Acquired Shares and the assumption by the Acquiring Series of the liabilities of Acquired Series will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Acquiring Series and Acquired Series is a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Acquired Series upon the transfer of the assets of the Acquired Series in exchange for Acquiring Series Shares and the assumption by the Acquiring Series of the liabilities of Acquired Series or upon the distribution of Acquiring Series Shares by Acquired Series to its shareholders in liquidation; (iii) no gain or loss will be recognized by the shareholders of Acquired Series upon the exchange of their shares for Acquiring Series Shares, (iv) the basis of the Acquiring Series Shares an Acquired Series shareholder receives in connection with the Reorganization will be the same as the basis of his or her shares exchanged therefor; (v) an Acquired Series shareholder's holding period for his or her Acquiring Series Shares will be determined by including the period for which he or she held Acquired Series Shares exchanged therefor, provided that he or she held such Shares as capital assets; (vi) no gain or loss will be recognized by the Acquiring Series upon the receipt of the assets of the corresponding Acquired Series in exchange for Acquiring Series Shares and the assumption by the Acquiring Series of the liabilities of the corresponding Acquired Series (vii) the basis in the hands of the Acquiring Series of the assets of the corresponding Acquired Series transferred to the Acquiring Series will be the same as the basis of the assets in the hands of the corresponding Acquired Series immediately prior to the transfer and (viii) the Acquiring Series' holding periods of the assets of the corresponding Acquired Series will include the period for which such assets of the corresponding Acquired Series were held by the corresponding Acquired Series. In rendering such opinion, Baker & Hostetler LLP may rely upon certain reasonable and customary assumptions and certifications of fact received from NIF III, NIF II, and certain of its shareholders.


          (f) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of NIF III, contemplated by the Commission or any state regulatory authority.


          (g) All necessary proceedings taken by NIF II in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to NIF III, Druen, Dietrich, Reynolds & Koogler and Baker & Hostetler LLP.


          (h) Prior to the Exchange Date, each Acquired Series shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended October 31, 1997 and the short taxable year beginning on November 1, 1997 and ending on the Valuation Time (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended October 31, 1997 and the short taxable year beginning November 1, 1997 and ending on the Valuation Time (after reduction for any capital loss carryover).

          (i) NIF II shall have duly executed and delivered to NIF III a bill of sale, assignment, certificate and other instruments of transfer ("Transfer Documents") as NIF III may deem necessary or desirable to transfer all of NIF II's entire right, title and interest in and to the Investments and all other assets of NIF II to the Acquiring Series.

          (j) NIF III and NIF II shall have received from the Commission, if necessary, a written order of exemption, satisfactory in form and substance to NIF III and NIF II, exempting the Reorganization from the provisions of
     Section 17(a) of the 1940 Act.


          (k) The Agreement and Plan of Reorganization dated as of November 24, 1997 between Nationwide Investing Foundation, a Michigan business trust ("NIF"), and NIF III, shall have been approved by the shareholders of NIF as required by law and all other conditions in such agreement shall have been satisfied as of the Exchange Date.


10. TERMINATION. NIF III and NIF II may, by mutual consent of their respective trustees, terminate this Agreement, and NIF III or NIF II, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees may, subject to Section 11 of this Agreement, waive any condition to their respective obligations hereunder.

11. SOLE AGREEMENT; GOVERNING LAW; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and shall be construed in accordance with and governed by the laws of the State of Ohio.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officer of NIF III and NIF II; provided, however, that following the special meeting of NIF II's shareholders called by NIF II pursuant to Section 7 of this Agreement, no such amendment may have the effect of altering or changing the amount or kind of shares received by NIF II, or altering or changing to any material extent the amount or kind of liabilities assumed by NIF III and the Acquiring Series, or altering or changing any other terms and conditions of the Reorganization if any of the alterations or changes, alone or in the aggregate, would materially adversely affect NIF II's shareholders without their further approval.

     This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                                          NATIONWIDE INVESTING FOUNDATION II

                                          By:     /s/ JAMES F. LAIRD, JR.
                                            ------------------------------------
                                            James F. Laird, Jr.

                                          NATIONWIDE INVESTING FOUNDATION III

                                          By:     /s/ CHRISTOPHER A. CRAY
                                            ------------------------------------
                                            Christopher A. Cray

PROXY


                       NATIONWIDE INVESTING FOUNDATION II

                        NATIONWIDE TAX-FREE INCOME FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of NATIONWIDE INVESTING FOUNDATION II (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

PROXY


                       NATIONWIDE INVESTING FOUNDATION II

                     NATIONWIDE U.S. GOVERNMENT INCOME FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of NATIONWIDE INVESTING FOUNDATION II (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

                             CROSS-REFERENCE SHEET



FORM N-14 ITEM  CAPTION IN COMBINED PROSPECTUS/PROXY STATEMENT
--------------  ----------------------------------------------

     1          Cross-Reference Sheet; Front Cover

     2          TABLE OF CONTENTS

     3          SUMMARY -- Comparative Expense Information; SUMMARY; SPECIAL
                CONSIDERATIONS AND RISK FACTORS

     4          THE PROPOSED TRANSACTION

     5          COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS;
                ADDITIONAL COMPARATIVE INFORMATION; MISCELLANEOUS -- Additional
                Information; MISCELLANEOUS -- Documents Incorporated by
                Reference

     6          COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS;
                ADDITIONAL COMPARATIVE INFORMATION; MISCELLANEOUS -- Additional
                Information; MISCELLANEOUS -- Documents Incorporated by
                Reference

     7          Front Cover; SUMMARY -- Approval and Consummation of the
                Proposed Transaction; SUMMARY -- Comparison of Voting Rights;
                THE PROPOSED TRANSACTION; and MISCELLANEOUS -- Solicitation of
                Proxies and Payment of Expenses; MISCELLANEOUS -- Substantial
                Shareholders

     8          SUMMARY -- Proposed Reorganization; SUMMARY -- Comparative
                Expense Information; SUMMARY --  Fees and Expenses; THE PROPOSED
                TRANSACTION -- Reasons for the Proposed Transaction; ADDITIONAL
                COMPARATIVE INFORMATION

     9          Not Applicable

Dear Financial Horizons Investment Trust Shareholder:



The Board of Trustees has scheduled a special meeting of shareholders for February 16, 1998 to consider an important proposal affecting your funds. After careful consideration, the Trustees unanimously approved this proposal because they believe it is in the best interests of the funds and the shareholders, and they recommend you vote FOR the proposal.



The proposal would reorganize the Financial Horizons Investment Trust (Trust) funds, along with several other Nationwide-managed funds, into a new Ohio business trust. The main reasons for the reorganization are:



     - To create a single, modern business trust to improve operating efficiencies,



     - To take advantage of Ohio business trust laws, which are more favorable to shareholders than Massachusetts laws,



     - To eliminate outdated investment restrictions, which will expand the investments available to the portfolio managers while keeping similar investment objectives and risk profiles,



     - To increase the number of funds available within the Nationwide family of funds, and



     - To offer more choices to shareholders through the introduction of additional share classes.



In addition, the proposal would change the investment advisory fees of the funds, eliminate the 12b-1 fee on your shares, establish a separate fee for fund administration and implement a sliding fee schedule so that certain fees, as a percentage of a fund's net assets, decrease as assets increase to certain levels. The proposed fee structure is more fully explained in the attached "Proxy Statement Summary" and detailed in the attached Combined Prospectus/Proxy Statement.



Most features of the funds in the new trust will be the same as those of the current funds. For instance, the portfolio managers will remain the same (except with respect to the money market fund) and procedures to purchase and redeem shares generally will not change; however, shares received in the new trust as a part of the reorganization will not be subject to contingent deferred sales charges when redeemed. If the reorganization is approved, you will receive Class D shares of the funds in the new trust (except with respect to the Money Market Fund, which will offer only one class of shares without any class designation) in exchange for your current shares. The shares received will be equal in value to the shares exchanged, and there will be no sales charges, fees, or federal income tax consequences as a result of this exchange.



YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. PLEASE TAKE A FEW MINUTES TO READ THE COMBINED PROSPECTUS/PROXY STATEMENT AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED BY NO LATER THAN FEBRUARY 13, 1998. HOWEVER, PLEASE CONSIDER VOTING EARLY, SO THAT THE FUNDS CAN AVOID THE ADDED COSTS ASSOCIATED WITH FOLLOW-UP SOLICITATIONS.



The Trust is using Shareholder Communications Corporation, a professional proxy firm, to assist shareholders in the voting process. As the date of the meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications reminding you to exercise your right to vote.



We appreciate your participation and prompt response in this matter and thank you for your continued support.



                                                  Sincerely,



                                                  Dimon R. McFerson, Chairman

                            PROXY STATEMENT SUMMARY



The following Q & A is a brief summary of the proposal to be considered at the special meeting. The information below is qualified by the more detailed information included elsewhere in the attached Combined Prospectus/Proxy Statement. Accordingly, please read all the enclosed materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE.



Q: Why are the Trustees recommending the reorganization?



A: The Financial Horizons Investment Trust (FHIT) was established in 1988 as a
   Massachusetts business trust. FHIT's Declaration of Trust is not up-to-date with current industry practices, which results in unnecessary investment limitations and some inefficiencies in day-to-day operations. Also, Nationwide manages six mutual funds in two other trusts, Nationwide Investing Foundation (NIF) and Nationwide Investing Foundation II (NIF II) which, if the reorganization is approved, will be combined with the FHIT funds in the new Ohio business trust. The reorganization and consolidation of all of these Nationwide-managed funds into a new trust will streamline operations, expand the number of funds available in the Nationwide Family, eliminate unnecessary investment restrictions, and permit the funds to offer multiple share classes to their shareholders.



Q: How will the reorganization affect the value of my account?



A: The value of your account will not change. If the reorganization is approved, you will receive Class D shares of the funds in the new trust (except for the New Money Market Fund which offers only one class of shares) in exchange for your current shares. The shares received will be equal in value to the shares exchanged, and there will be no charges, fees, or federal income tax consequences to you as a result of the reorganization.



Q: How will the proposal affect the way the funds are managed?



A: The portfolio managers and risk profiles of the funds will not significantly change. However, the FHIT Growth Fund will be renamed the Nationwide Mid Cap Growth Fund and the investment objectives and policies will be changed to more clearly direct portfolio management to invest primarily in equity securities of companies with capitalizations between $300 million and $5 billion with long-term growth potential. The proposal will eliminate certain outdated investment restrictions for all the funds. Removing these restrictions will expand the range of underlying investments that the portfolio managers can choose from.



Q: What effect will the proposal have on fund expenses?



A: It is estimated that Nationwide Mid Cap Growth Fund expenses will increase from 0.96% to 0.98% (an increase of 2/100 of 1% or 2 basis points), but will remain 34% below the average mid cap growth fund in the industry based upon data from Lipper Analytical Services, Inc. as of September 30, 1997. In addition, FHIT Growth Fund's current expenses of 0.96% exclude such Fund's 0.75% Rule 12b-1 fee. If such Rule 12b-1 fees were not waived, the Growth Fund's total expenses would be approximately 1.70%.



   The FHIT Government Bond Fund (which will be renamed Nationwide Long-Term U.S. Government Bond Fund) expenses will decrease from 0.85% to 0.77% (a decrease of 8/100 of 1% or 8 basis points). The new expense ratio is 36% below the industry average based upon data from Lipper Analytical Services, Inc. as of September 30, 1997.



   The FHIT Municipal Bond Fund and FHIT Cash Reserve Fund will be combined with current NIF funds having similar investment objectives. The successor funds will be named the Nationwide Tax-Free Income Fund and the Nationwide Money Market Fund, respectively. Estimated expenses for the Nationwide Tax-Free Income Fund are 0.69%, compared to the current FHIT Municipal Bond Fund expense ratio of 0.85% (a decrease of 16/100 of 1% or 16 basis points). The estimated expense ratio for the Nationwide Money Market Fund is 0.60%, compared to the FHIT Cash Reserve Fund's expense ratio of 0.68% (a decrease of 8/100 of 1% or 8 basis points). Again, such current expenses for FHIT Municipal Bond Fund and FHIT Government Bond Fund do not include such Funds' 0.75% Rule 12b-fees which are currently being waived.

Q: The Combined Prospectus/Proxy Statement mentions that I will receive Class D shares under the proposed reorganization. Why am I receiving Class D shares in the exchange?



A: All of the funds in the new trust (except for the Nationwide Money Market
   Fund) will begin issuing Class A, Class B, and Class D shares in March 1998. Multiple class structures are very common in the mutual fund industry, providing investors with optional methods of purchasing shares.



   Class A shares will have a front-end sales charge and an annual 12b-1 fee. Class B shares will carry a contingent deferred sales charge ("CDSC") instead of a front-end charge, and will also have a 12b-1 fee.



   Class D shares are offered with a front-end sales charge similar to Class A shares; however, Class D shareholders will not be subject to 12b-1 fees or CDSC's.



   The Nationwide Money Market Fund has no sales charges or 12b-1 fees, and therefore will issue only a single share class.



Q: Will I see any other changes as a result of the reorganization?



A: Yes. If the proposal is approved, you will gain access to Nationwide's voice response unit, which provides you with immediate automated access to account information. Additionally, shareholders in the new Nationwide Money Market Fund will have the ability to write checks on their account.



Q: How do I vote my shares?



A: You can vote by mail or in person at the special meeting. To vote by mail, sign and send us the enclosed proxy voting card in the envelope provided. Or you can vote in person at the special meeting set for February 16, 1998.

                      FINANCIAL HORIZONS INVESTMENT TRUST
                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                           TELEPHONE: (800) 848-0920

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                  GROWTH FUND
                               CASH RESERVE FUND
                              GOVERNMENT BOND FUND
                              MUNICIPAL BOND FUND

                        TO BE HELD ON FEBRUARY 16, 1998

To The Shareholders Of Financial Horizons
Investment Trust:


     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of all of the funds of Financial Horizons Investment Trust (the "Trust") will be held on Monday, February 16, 1998, at 2:00 P.M. (Eastern Time) concurrently with special meetings of two other trusts of the Nationwide family of funds, in Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215. The Meeting is being called for the following purposes:



          (1) To approve an Agreement and Plan of Reorganization dated as of November 24, 1997, as amended as of December 30, 1997 (the "Plan"), between the Trust and Nationwide Investing Foundation III (the "New Trust"), and the transactions contemplated thereby, which include:



             (a) the transfer of all of the assets of the Trust's Growth Fund to the Mid Cap Growth Fund series of the New Trust (the "New Mid Cap Growth Fund"), in exchange for Class D shares of the New Mid Cap Growth Fund, and the assumption by the New Mid Cap Growth Fund of all of the liabilities of the Trust's Growth Fund, followed by the distribution to shareholders of the Trust's Growth Fund of such Class D shares of the New Mid Cap Growth Fund so received;



             (b) the transfer of all of the assets of the Trust's Cash Reserve Fund to the Nationwide Money Market Fund series of the New Trust (the "New Money Market Fund"), in exchange for shares of the New Money Market Fund, and the assumption by the New Money Market Fund of all of the liabilities of the Trust's Cash Reserve Fund, followed by the distribution to shareholders of the Trust's Cash Reserve Fund of such shares of the New Money Market Fund so received;



             (c) the transfer of all of the assets of the Trust's Government Bond Fund to the Nationwide Long-Term U.S. Government Bond Fund series of the New Trust (the "New Long-Term Government Bond Fund"), in exchange for Class D shares of the New Long-Term Government Bond Fund, and the assumption by the New Long-Term Government Bond Fund of all of the liabilities of the Trust's Government Bond Fund, followed by the distribution to shareholders of the Trust's Government Bond Fund of such Class D shares of the New Long-Term Government Bond Fund so received; and



             (d) the transfer of all of the assets of the Trust's Municipal Bond Fund to the Nationwide Tax-Free Income Fund series of the New Trust (the "New Tax-Free Income Fund"), in exchange for Class D shares of the New Tax-Free Income Fund, and the assumption by the New Tax-Free Income Fund of all of the liabilities of the Trust's Municipal Bond Fund, followed by the distribution to shareholders of the Trust's Municipal Bond Fund of such Class D shares of the New Tax-Free Income Fund so received; and


          (2) To transact such other business as may properly come before the Meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain requisite quorums and/or approvals.

     The Board of Trustees of the Trust has fixed the close of business on December 18, 1997, as the record date for the determination of shareholders of the Trust entitled to receive notice of and to vote at the Meeting or any adjournments thereof. The enclosed Combined Prospectus/Proxy Statement contains further information regarding the Meeting and the proposals to be considered. The enclosed Proxy Card is intended to permit you to vote even if you do not attend the Meeting in person.

     IN ORDER TO HAVE A QUORUM FOR ACTION AT THE MEETING, THE HOLDERS OF AT LEAST A MAJORITY OF EACH FUND'S SHARES OUTSTANDING AND ENTITLED TO VOTE MUST BE PRESENT IN PERSON OR BY PROXY. THEREFORE, YOUR PROXY IS VERY IMPORTANT TO US. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE. SIGNED BUT UNMARKED PROXY CARDS WILL BE COUNTED IN DETERMINING WHETHER A QUORUM IS PRESENT AND WILL BE VOTED IN FAVOR OF THE PROPOSALS.

                                          By Order of the Board of Trustees


                                          James F. Laird, Jr., Treasurer



January    , 1998


                  YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS
                     OF THE NUMBER OF SHARES THAT YOU OWN.
                    PLEASE MARK, SIGN, DATE AND RETURN YOUR
                            PROXY CARD IMMEDIATELY.

                      COMBINED PROSPECTUS/PROXY STATEMENT

                               January    , 1998


 Acquisition and Assumption of All of the Assets and Liabilities of Growth Fund
                     of Financial Horizons Investment Trust

 In Exchange for Class D Shares of Nationwide Mid Cap Growth Fund of Nationwide
                            Investing Foundation III


 Acquisition and Assumption of All of the Assets and Liabilities of Government
                Bond Fund of Financial Horizons Investment Trust



In Exchange for Class D Shares of Nationwide Long-Term U.S. Government Bond Fund
                     of Nationwide Investing Foundation III

Acquisition and Assumption of All of the Assets and Liabilities of Cash Reserve
                  Fund of Financial Horizons Investment Trust

 In Exchange for Shares of Nationwide Money Market Fund of Nationwide Investing
                                 Foundation III

  Acquisition and Assumption of All of the Assets and Liabilities of Municipal
                Bond Fund of Financial Horizons Investment Trust

In Exchange for Class D Shares of Nationwide Tax-Free Income Fund of Nationwide
                            Investing Foundation III

     Financial Horizons Investment Trust           Nationwide Investing Foundation III
            Three Nationwide Plaza                        Three Nationwide Plaza
             Columbus, Ohio 43215                          Columbus, Ohio 43215
                (800) 848-0920                                (800) 848-0920


     This Combined Prospectus/Proxy Statement is being furnished to shareholders of Growth Fund, Cash Reserve Fund, Government Bond Fund and Municipal Bond Fund (collectively, the "Acquired Funds," and individually, an "Acquired Fund") of Financial Horizons Investment Trust, a Massachusetts business trust (the "Trust"), in connection with the solicitation of proxies by the Board of Trustees of the Trust to be used at a Special Meeting of Shareholders of the Trust (the "Meeting"), to be held in Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215, on Monday, February 16, 1998, beginning at 2:00 P.M. (Eastern Time).



     This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Funds (as defined below) that a prospective investor, including shareholders of the Trust, should know before investing. Additional information about the Reorganization (as defined below) and the Acquiring Funds is contained in a separate Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by calling Nationwide Investing Foundation III at (800) 848-0920 or writing to Nationwide Investing Foundation III at the address set forth above. The Statement of Additional Information bears the same date as this Combined Prospectus/Proxy Statement and is incorporated by reference herein.



     THE SHARES OF THE ACQUIRING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN AN ACQUIRING FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



     AN INVESTMENT IN THE NEW MONEY MARKET FUND (AS DEFINED BELOW) IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE NEW MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The Trustees of the Trust are seeking your approval of an Agreement and Plan of Reorganization (the "Plan"), which contemplates that:


          (i) Nationwide Mid Cap Growth Fund of Nationwide Investing Foundation III (the "New Mid Cap Growth Fund") will acquire all of the assets and assume all of the liabilities of Growth Fund of the Trust in exchange for Class D shares of the New Mid Cap Growth Fund;



          (ii) Nationwide Money Market Fund of Nationwide Investing Foundation III (the "New Money Market Fund") will acquire all of the assets and assume all of the liabilities of Cash Reserve Fund of the Trust in exchange for shares of the New Money Market Fund;



          (iii) Nationwide Long-Term U.S. Government Bond Fund of Nationwide Investing Foundation III (the "New Long-Term Government Bond Fund") will acquire all of the assets and assume all of the liabilities of Government Bond Fund of the Trust in exchange for Class D shares of the New Long-Term Government Bond Fund; and



          (iv) Nationwide Tax-Free Income Fund of Nationwide Investing Foundation III (the "New Tax-Free Income Fund") will acquire all of the assets and assume all of the liabilities of Municipal Bond Fund of the Trust in exchange for Class D shares of the New Tax-Free Income Fund.



     The New Mid Cap Growth Fund, the New Money Market Fund, the New Long-Term Government Bond Fund and the New Tax-Free Income Fund of Nationwide Investing Foundation III (the "New Trust") are sometimes collectively referred to herein as the "Acquiring Funds," and individually as an "Acquiring Fund." Following such exchange, the shares of the corresponding Acquiring Funds received by each Acquired Fund will be distributed to the Acquired Funds' shareholders, and each of the Acquired Funds and the Trust will be liquidated and dissolved. Shareholders of Growth Fund, Government Bond Fund and Municipal Bond Fund will receive Class D shares of the corresponding Acquiring Fund, and shareholders of Cash Reserve Fund will receive shares, without class designation, of the New Money Market Fund. Each of these exchange and distribution transactions is sometimes referred to herein as the "Reorganization," and the shares of the Acquiring Funds to be received by the respective Acquired Fund are sometimes referred to herein as "Acquiring Fund Shares."


     Upon completion of the Reorganization, you will receive full and fractional Acquiring Fund Shares of the corresponding Acquiring Fund equal in value when issued to the shares of the Acquired Fund owned by you immediately prior to the Reorganization. No commissions or sales loads will be charged in connection with the Reorganization, including any contingent deferred sales charge, and there will be no adverse federal income tax consequences. You should separately consider any other tax consequences in consultation with your tax advisers.

     As discussed in detail herein, the investment objectives and strategy of each Acquiring Fund are generally similar to those of the corresponding Acquired Fund. There are some differences between investment policies and restrictions, as well as differences in fee levels and expenses, which are described in detail below.


     The Prospectus of the Acquiring Funds, dated January 6, 1998, is incorporated by reference into this Combined Prospectus/Proxy Statement and accompanies this Combined Prospectus/Proxy Statement.



     The Acquired Funds' Prospectus dated February 28, 1997, as supplemented December 8, 1997, contains additional information about the Acquired Funds, has been filed with the Commission, is incorporated by reference herein and is available without charge by writing the Trust at Three Nationwide Plaza, Columbus, Ohio 43215, or by calling the Trust at (800) 848-0920. Copies of documents requested will be sent by first-class mail to the requesting shareholder within one business day of the request.

                               TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       -----
SUMMARY............................................................................        4

SPECIAL CONSIDERATIONS AND RISK FACTORS............................................       14

THE PROPOSED TRANSACTION...........................................................       21

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.....................       25

ADDITIONAL COMPARATIVE INFORMATION.................................................       32

MISCELLANEOUS......................................................................       41

EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION..................................      A-1

                                    SUMMARY


     This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Prospectus/Proxy Statement, in the Plan, a copy of which is attached to this Combined Prospectus/Proxy Statement as Exhibit A, in the accompanying Prospectus of the Acquiring Funds dated January 6, 1998, and in the Prospectus of the Acquired Funds dated February 28, 1997, as supplemented December 8, 1997.



     PROPOSED REORGANIZATION. The Plan provides for the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund and the assumption by the New Trust on behalf of the Acquiring Funds of all of the liabilities of the corresponding Acquired Fund. The New Mid Cap Growth Fund, the New Long-Term Government Bond Fund and the New Tax-Free Income Fund will issue their Class D shares in connection with the Reorganization. The New Money Market Fund will issue its shares, which are without class designation, in connection with the Reorganization. (Such shares to be issued are hereafter referred to as "Acquired Fund Shares"). The Plan also calls for the distribution of such Acquiring Fund Shares to the corresponding Acquired Fund's shareholders in complete liquidation of the Trust and that Acquired Fund. As a result of the Reorganization, each shareholder of an Acquired Fund will become the owner of that number of full and fractional Acquiring Fund Shares of the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of the shareholder's shares of the Acquired Fund as of the close of business on the day preceding the date that the Acquired Fund's assets are exchanged for such Acquiring Fund Shares.


     Proposals for similar reorganizations are simultaneously being made to shareholders of Nationwide Investing Foundation and Nationwide Investing Foundation II, two other trusts within the Nationwide family of funds.


     Management of the Trust and the New Trust believes that the Reorganization is necessary in order to be more efficient in the operation of the Nationwide family of funds, including providing for more consistent investment policies and restrictions and removing those restrictions which are out-dated or no longer required by Federal or state law, and providing shareholders with more options in purchasing shares of the Nationwide family of funds through the introduction of multiple classes of shares. The Cash Reserve Fund will be combined with a significantly larger money market fund of Nationwide Investing Foundation in the New Money Market Fund. Likewise, the Municipal Bond Fund will be combined with a significantly larger but similar fund of Nationwide Investing Foundation II in the New Tax-Free Income Fund. The New Money Market Fund and the New Tax-Free Income Fund will have substantially similar investment objectives to those of the Cash Reserve Fund and the Municipal Bond Fund, respectively, and the combination will result in significant economies of scale. The operating expenses of the Acquiring Funds are expected to be lower than the operating expenses of the corresponding Acquired Funds assuming that no fees are waived. And based upon the current level of operating expenses for the Acquired Funds, which includes a waiver of all Rule 12b-1 fees, the operating expenses of the Acquiring Funds are also expected to be lower than those of the corresponding Acquired Fund except with respect to the Growth Fund. In determining to break out the administrative services provided to each of the Acquiring Funds and to charge a separate fee for such services, management of the Trust and the New Trust believes that such fees are needed to cover the increased costs of improved technology and to maintain high quality compliance and administrative services in light of the ever-increasing sophistication and competitiveness of the mutual fund industry.



     For these reasons (which are discussed in greater detail under "THE PROPOSED TRANSACTION -- REASONS FOR THE REORGANIZATION") the Board of Trustees of the Trust, including the Trustees of the Trust who are not "interested persons" (the "Independent Trustees") as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), at a meeting held on November 7, 1997, unanimously concluded that the Reorganization would be in the best interests of the Trust, the Acquired Funds and their shareholders and that the interests of the Acquired Funds' existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization and therefore has submitted the Plan for approval by the Acquired Funds' shareholders. The Board of Trustees of the New Trust has reached similar conclusions with respect to the Acquiring Funds and with respect to their shareholders subsequent to the Reorganization and has also approved the Reorganization with respect of the Acquiring Funds.

     Approval of the Reorganization with respect to an Acquired Fund will require the affirmative vote of (1) a majority of the outstanding shares of the Trust and (2) a majority of the outstanding voting securities of that Acquired Fund, which means the lesser of (a) 67% or more of the outstanding shares of such Acquired Fund that are present in person or by proxy at the meeting, if holders of more than 50% of the outstanding shares of that Acquired Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Acquired Fund. See "APPROVAL AND CONSUMMATION OF THE PROPOSED TRANSACTION" below.



     COMPARATIVE EXPENSE INFORMATION. The purpose of the following tables is to assist shareholders of the Acquired Funds in understanding the costs and expenses that a holder of Acquiring Fund Shares would bear directly or indirectly. The shareholder transaction expenses for the Acquired Funds are based upon such expenses for the fiscal year ended October 31, 1997. The expenses for the Acquiring Fund Shares of each of the Acquiring Funds are estimated for the fiscal period following the Reorganization and ending October 31, 1998. Because each Acquiring Fund will have no operations prior to completion of the Reorganization, the information below for the Acquiring Funds on a pro forma basis reflects each Acquiring Fund's expected operating expenses for the fiscal year ending October 31, 1998.


                        SHAREHOLDER TRANSACTION EXPENSES


                                                                                   CLASS D SHARES
                                                                                     OF THE NEW
                                                                                      MID CAP
                                                                                    GROWTH FUND
                                                                                        ON A
                                                                   GROWTH FUND    PRO FORMA BASIS*
                                                                   -----------    ----------------
Sales Charge (as a percentage of offering price) ...............       None             4.50%
Maximum Deferred Sales Charge (as a percentage of redemption
  proceeds) ....................................................       5.00%            None
Annual Fund Expenses (as a percentage of average net assets)
  Investment Advisory Fees......................................       0.65%            0.60%
  12b-1 Fees After Fee Waiver...................................          0%(1)         None
  Other Expenses................................................       0.31             0.38(2)
                                                                      -----            -----
  Total Fund Operating Expenses After Fee Waiver................       0.96%            0.98%
                                                                      -----            -----


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                     CLASS D SHARES
                                                                                       OF THE NEW
                                                                        GROWTH          MID CAP
                                                                         FUND         GROWTH FUND
                                                                      ASSUMING NO         ON A
                                                        GROWTH FUND   REDEMPTION    PRO FORMA BASIS*
                                                        -----------   -----------   ----------------
One Year..............................................    $    60       $    10          $   55
Three Years...........................................    $    71       $    31          $   75
Five Years............................................    $    73       $    53          $   97
Ten Years.............................................    $   118       $   118          $  160



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                      NEW MONEY
                                                                                     MARKET FUND
                                                                   CASH RESERVE          ON A
                                                                       FUND        PRO FORMA BASIS*
                                                                   ------------    ----------------
Sales Charge (as a percentage of offering price)................       None              None
Maximum Deferred Sales Charge (as a percentage of
  redemption proceeds)..........................................       None              None
Annual Fund Expenses (as a percentage of average net assets)
  Investment Advisory Fees......................................       0.40%             0.40%
  12b-1 Fees....................................................       None              None
  Other Expenses................................................       0.28              0.20(2)
                                                                     ------            ------
  Total Fund Operating Expenses.................................       0.68%             0.60%
                                                                     ======            ======


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                      NEW MONEY
                                                                                     MARKET FUND
                                                                   CASH RESERVE          ON A
                                                                       FUND        PRO FORMA BASIS*
                                                                   ------------    ----------------
One Year........................................................      $    7            $    6
Three Years.....................................................      $   22            $   19
Five Years......................................................      $   38            $   33
Ten Years.......................................................      $   85            $   75



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                                                 CLASS D SHARES
                                                                                   OF THE NEW
                                                                                    LONG-TERM
                                                                                 GOVERNMENT BOND
                                                                                    FUND ON A
                                                                    GOVERNMENT      PRO FORMA
                                                                    BOND FUND        BASIS*
                                                                    ----------   ---------------
Sales Charge (as a percentage of offering price)..................     None            4.50%
Maximum Deferred Sales Charge (as a percentage of redemption
  proceeds).......................................................     5.00%           None
Annual Fund Expenses (as a percentage of average net assets)
Investment Advisory Fees..........................................     0.65%           0.50%
  12b-1 Fees After Fee Waiver.....................................        0%(1)        None
  Other Expenses..................................................     0.20            0.27(2)
                                                                       ----            ----
  Total Fund Operating Expenses After Fee Waiver..................     0.85%           0.77%
                                                                       ====            ====

EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                    CLASS D SHARES
                                                                                      OF THE NEW
                                                                                       LONG-TERM
                                                                      GOVERNMENT    GOVERNMENT BOND
                                                                       BOND FUND       FUND ON A
                                                         GOVERNMENT   ASSUMING NO      PRO FORMA
                                                         BOND FUND    REDEMPTION        BASIS*
                                                         ----------   -----------   ---------------
One Year...............................................    $   59       $     9         $    53
Three Years............................................    $   67       $    27         $    68
Five Years.............................................    $   67       $    47         $    86
Ten Years..............................................    $  105       $   105         $   136



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                                                  CLASS D SHARES
                                                                                    OF THE NEW
                                                                                     TAX-FREE
                                                                                   INCOME FUND
                                                                   MUNICIPAL           ON A
                                                                   BOND FUND     PRO FORMA BASIS*
                                                                   ---------     ----------------
Sales Charge (as a percentage of offering price)...............       None             4.50%
Maximum Deferred Sales Charge (as a percentage of redemption
  proceeds)....................................................       5.00%            None
Annual Fund Expenses (as a percentage of average net assets)
  Investment Advisory Fees.....................................       0.65%            0.50%
  12b-1 Fees After Fee Waiver..................................       0.00%(1)         None
  Other Expenses...............................................       0.20             0.19(2)
                                                                      ----             ----
  Total Fund Operating Expenses After Fee Waiver...............       0.85%            0.69%
                                                                      ====             ====


EXAMPLE**

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                                                     CLASS D SHARES
                                                                                       OF THE NEW
                                                                     MUNICIPAL          TAX-FREE
                                                                     BOND FUND        INCOME FUND
                                                      MUNICIPAL     ASSUMING NO           ON A
                                                      BOND FUND     REDEMPTIONS     PRO FORMA BASIS*
                                                      ---------     -----------     ----------------
One Year..........................................      $  59          $   9             $   52
Three Years.......................................      $  67          $  27             $   66
Five Years........................................      $  67          $  47             $   81
Ten Years.........................................      $ 105          $ 105             $  126



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------

(1) As of November 8, 1996 and until further written notice to shareholders, Nationwide Advisory Services, Inc. ("NAS"), as the Acquired Funds' distributor, has agreed to waive all of the 0.75% 12b-1 fee. Absent such fee waiver, Total Fund Operating Expenses for Growth Fund, Government Bond Fund and Municipal Bond Fund would have been 1.71%, 1.60% and 1.60%, respectively.

(2) "Other Expenses" are based upon estimated amounts for the current fiscal year.

* These calculations reflect the expense information for the relevant Acquiring Fund after giving effect to the Reorganization.

** The Commission requires use of a 5% annual return figure for purposes of the example. Actual return for a Fund may be greater or less than 5%.


     NO CONTINGENT DEFERRED SALES CHARGE WILL BE IMPOSED UPON SHARES OF THE ACQUIRED FUNDS SURRENDERED IN CONNECTION WITH THE REORGANIZATION NOR UPON THE REDEMPTION OF ACQUIRING FUND SHARES AT ANY TIME.



     The one, three, five and ten year figures in the Examples above for the New Mid Cap Growth Fund, the New Long-Term Government Bond Fund and the New Tax-Free Income Fund reflect the deduction of the 4.50% maximum front-end sales charge. However, Class D shares of such Acquiring Funds received by a shareholder of an Acquired Fund pursuant to the Reorganization will not be subject to any such charge. Absent such front-end sales charge, the one, three, five and ten year figures for the Class D shares of the New Mid Cap Growth Fund, on a pro forma basis, would be $10, $31, $54 and $120, respectively; the one, three, five and ten year figures for the Class D shares of the New Long-Term Government Bond Fund, on a pro forma basis, would be $8, $25, $43 and $95, respectively; and the one, three, five and ten year figures for the Class D shares of the New Tax-Free Income Fund, on a pro forma basis, would be $7, $22, $38 and $85, respectively.


     Any Class D shares of an Acquiring Fund purchased after the Reorganization, other than pursuant to dividend reinvestments, will be subject to the 4.5% sales load unless the shareholder otherwise qualifies for a waiver or reduction of the sales load. See the accompanying Prospectus of the Acquiring Funds for further information regarding sales load reductions and waivers.


     FEDERAL INCOME TAX CONSEQUENCES. Prior to completion of and as a condition to the Reorganization, the Acquired Funds and the Trust will have received opinions of counsel that, upon the consummation of the Reorganization and the transfer of the assets of the Acquired Funds, no gain or loss will be recognized by an Acquired Fund or its shareholders for federal income tax purposes; the holding period and aggregate tax basis for the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder; and the holding period and tax basis of the assets of an Acquired Fund in the hands of the corresponding Acquiring Fund as a result of the Reorganization will be the same as the holding period and tax basis of the assets in the hands of the Acquired Fund immediately prior to the Reorganization.



     APPROVAL AND CONSUMMATION OF THE PROPOSED TRANSACTION. The Board of Trustees of the Trust, at a meeting held on November 7, 1997, determined unanimously that the Reorganization is in the best interests of each of the Acquired Funds and the Trust and that the interests of the existing shareholders of the Acquired Funds will not be diluted as a result of the Reorganization. Similarly, on such date the Board of Trustees of the New Trust unanimously determined that the Reorganization is in the best interests of the New Trust and the Acquiring Funds. The proposed Reorganization of each of the Acquired Funds of the Trust with and into the corresponding Acquiring Funds of the New Trust is part of a larger plan to reorganize each of the Trust, Nationwide Investing Foundation (which consists of four separate funds) ("NIF") and Nationwide Investing Foundation II (which consists of two separate funds) ("NIF II"), each a separate stand-alone investment company, into separate corresponding funds of the New Trust. Two funds of the Trust, Cash Reserve Fund and Municipal Bond Fund, which have similar investment objectives and styles to two other Nationwide funds, will be combined with such other funds in the New Trust to avoid duplication of expenses. Cash Reserve Fund of the Trust will combine with Nationwide Money Market Fund of NIF in the New Money Market Fund, and Municipal Bond Fund of the Trust will combine with Nationwide Tax-Free Income Fund of NIF II in the New Tax-Free Income Fund.

     Other than the New Money Market Fund, it is anticipated that the Acquiring Funds will also offer two other classes of shares beginning in March 1998. The New Money Market Fund offers only one class of shares which is without any class designation.



     To be approved, the Plan will require the affirmative vote of (1) a majority of the outstanding shares of the Trust and (2) a majority of the outstanding voting securities of each Acquired Fund, as defined above under "SUMMARY -- Proposed Reorganization." The Reorganization with respect to each Acquired Fund is contingent on the approval of the Reorganization with respect to each of the Trust's other Acquired Funds and upon the approval of a similar reorganization by shareholders of NIF. The Reorganization, however, is not contingent upon the approval of a similar reorganization by shareholders of NIF
II. If the proposed Reorganization is not approved, the Trust's and the New Trust's Boards of Trustees will consider what other alternatives would be in the shareholders' best interests. If the Plan is approved at the Meeting by the shareholders of each Acquired Fund, the effective date of the Reorganization (the "Closing Date") is expected to be on or about March 1, 1998, subject, however, to the receipt by the Trust and the New Trust of an order of exemption from the Commission with respect to the Reorganization. There can be no assurance that such an order will be granted. However, the Closing Date may be such earlier or later date as may be determined by the Trust and the New Trust.



     Shareholders of record of the Acquired Funds at the close of business on December 18, 1997 (the "Record Date"), will be entitled to notice of and to vote at the Meeting or any adjournment thereof. As of the Record Date, there were 10,262,205.20 outstanding shares of all four series of the Trust. Of those shares, the following constituted the issued and outstanding shares of each Acquired Fund on the Record Date:



                                                                      TOTAL NUMBER OF
                                    FUND                             SHARES OUTSTANDING
          ---------------------------------------------------------  ------------------
          Growth Fund..............................................       408,450.394
          Cash Reserve Fund........................................     4,122,357.740
          Government Bond Fund.....................................     4,245,039.846
          Municipal Bond Fund......................................     1,486,357.226


     As of the Record Date, there were no outstanding shares of any of the nine series of the New Trust, including the Acquiring Funds. Each of the Acquiring Funds has been created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Acquired Fund. The Acquiring Funds, prior to the effective date of the Reorganization, will not have commenced operations.

     Each shareholder of the Acquired Fund will be entitled to one vote for each share, and a fractional vote for each fractional share, held by such shareholder. Shareholders entitled to cast a majority of the shares of each of the Acquired Funds at the close of business on the Record Date will be deemed to constitute a quorum for the transaction of business at the Meeting.


     Any proxy which is properly executed and received in time to be voted at the Meeting will be counted in determining whether a quorum is present and will be voted in accordance with the instructions marked thereon. In the absence of any instruction, such proxy will be voted in favor of the approval of the Plan. Abstentions and "broker non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares as to a particular matter with respect to which the brokers or nominees do not have discretionary power to vote) will not be counted for or against any proposal to which they relate. Abstentions will be counted for purposes of determining whether a quorum is present. Broker non-votes will not be counted for purposes of determining whether a quorum is present. Because approval of the Plan requires the affirmative vote of a majority of the Trust's issued and outstanding shares as of the Record Date, abstentions and broker non-votes will have the effect of a vote against the proposal to approve the Plan.


     The duly appointed Proxies may, in their discretion, vote upon such other matters as properly may come before the Meeting or any adjournment(s) thereof, including any proposal to adjourn a meeting, whether or not a quorum is present, to permit the continued solicitation of proxies in favor of the Reorganization. In case any such adjournment is proposed with respect to the Plan, the duly appointed Proxies will vote those proxies required to be voted against the Plan against adjournment. A shareholder of an Acquired Fund may revoke his or her proxy at any time prior to its exercise by delivering written notice of revocation or by executing and delivering a later-dated proxy to the Secretary of the Trust, at Three Nationwide Plaza, Columbus, Ohio 43215, or by attending the Meeting in person to vote the shares of the Acquired Funds held by such shareholder. The date of the first mailing of this Combined Prospectus/Proxy Statement to shareholders is on or about January 12, 1998.


     INVESTMENT OBJECTIVES AND POLICIES. The Acquired Funds and the corresponding Acquiring Funds have substantially similar investment objectives, and generally have the same investment policies and restrictions, although there are some differences shareholders should consider.


     The Growth Fund seeks long-term capital appreciation through investing in equity securities with above average, long-term growth potential. In order to achieve this objective, the Growth Fund focuses on investments that are seen to unfold over the long term, and avoids investing on the basis of cyclical opportunity. Generally, long term would mean a period of between two and five years.



     The Growth Fund looks at a long term investment as one that will likely provide total return greater than that of the market in general over the relevant investment horizon. This total return would be composed of dividends paid plus increase price valuation of the security compared to its purchase price valuation. In evaluating the prospects for the earnings or asset growth that should provide increased price valuation, the Growth Fund normally considers: (a) quality of management and sufficient financial wherewithal to successfully exploit the company's business opportunities, (b) social, economic, demographic, and/or technological trends that present the company with significant future business opportunities, and (c) the degree to which there are barriers to competition in the company's business, with higher barriers tending to increase the company's opportunity to achieve superior growth. While the Growth Fund generally intends to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the portion of one or another class of securities that may be held which in any way inhibit management in the selection of appropriate investments to reach objectives.



     The New Mid Cap Growth Fund seeks long-term capital appreciation. The New Mid Cap Growth Fund will invest primarily in equity securities of mid-cap companies.



     For such Fund, major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Under normal market conditions, the New Mid Cap Growth Fund will invest at least 65% of its total assets in equity securities of mid cap companies. The New Mid Cap Growth Fund defines mid cap companies as those with market capitalization or sales in the range between $300 million and $8 billion, but will generally focus on companies between $300 million and $5 billion. The equity securities in which the New Mid Cap Growth Fund will invest are generally common stocks or securities convertible into common stocks. Investments are made in equity securities of many different companies and industries which provide diversification to help minimize risk.



     The Cash Reserve Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity through investing in a diversified portfolio of high-quality money market instruments maturing in 397 days or less. The New Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The New Money Market Fund will invest in high quality money market instruments maturing in 397 days or less.



     Each of the Cash Reserve Fund and the New Money Market Fund are required to maintain a dollar weighted average maturity of 90 days or less. Although principal is not intended to fluctuate, there can be no assurance that either the Cash Reserve Fund or the New Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.



     The Government Bond Fund seeks as high a level of income as is consistent with capital preservation from securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. The Government Bond Fund seeks to achieve such objectives by normally investing at least 65% of its assets in bonds issued by the U.S. Government and its agencies and instrumentalities. These bonds pay interest at regular intervals, usually semi-annually, and pay principal at maturity.

     The New Long-Term Government Bond Fund seeks as high a level of current income as is consistent with preservation of capital. Under normal market conditions, the New Long-Term Government Bond Fund will invest all or substantially all, but in no event less than 65%, of its assets in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in repurchase agreements secured by these securities. For purposes of this policy, bonds consist of debt obligations of all types, including bonds of varying maturities, bills and notes. On a weighted average basis and under normal market conditions, the duration of the New Long-Term Government Bond Fund will generally be greater than six years and its dollar weighted average portfolio maturity will be greater than 10 years. In selecting securities for this Fund, NAS utilizes interest-rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other security selection techniques. Such Fund's investments will be concentrated in areas of the long-term U.S. Government securities market (based upon sector, coupon or maturity) NAS believes are relatively undervalued.



     The Municipal Bond Fund seeks to provide as high a level of municipal income as is consistent with the preservation of capital through investing in a diversified portfolio of investment grade municipal bonds. Municipal income is defined to mean income earned on municipal obligations. The Municipal Bond Fund normally invests at least 65% of the value of its total assets in debt securities generally called bonds and 80% of its assets in municipal bonds rated within the four highest credit categories by Moody's Investors Services, Inc. ("Moody's") and/or Standard & Poor's Corporation ("S&P"), state and municipal notes rated in the two highest credit categories for municipal notes by Moody's and/or S&P, and other types of short-term municipal securities such as commercial paper that is rated in the two highest credit categories by Moody's and/or S&P. The Municipal Bond Fund will not normally invest more than 20% of its assets in short-term debt securities.



     The New Tax-Free Income Fund seeks as high a level of current income exempt from Federal income tax (although shareholders may be subject to state and local tax) as is consistent with the preservation of capital through investing in investment grade municipal obligations. The New Tax-Free Income Fund has adopted a fundamental investment policy which requires it to invest at least 80% of its net assets in securities the income from which is exempt from Federal income taxes and is not treated as a preference item for purposes of the Federal alternative minimum tax.



     The major emphasis in portfolio securities selection for the New Tax-Free Income Fund is on municipal obligations rated within the four highest rating categories (investment grade) by a nationally recognized statistical rating organization ("NRSRO") (e.g., Moody's and S&P), or if not rated, are of equivalent investment quality as determined by NAS.



     For a discussion of the differences between the investment policies and restrictions of the Acquired Funds and the corresponding Acquiring Funds, see "COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS" below.



     FEES AND EXPENSES. Each of the Acquired Funds pays an investment advisory and management fee, computed daily and paid monthly, to NAS, the Trust's investment adviser, at the following annual rates: for Cash Reserve Fund, 0.40% of the value of its average daily net assets; and for each of the other Acquired Funds, 0.65% of the value of its average daily net assets. Nationwide Investors Services, Inc., a wholly owned subsidiary of NAS ("NISI"), serves as transfer agent for each of the Acquired Funds and receives a fee from those Funds equal to: $16 per account for the Growth Fund; $18 per account for the Government Bond Fund and the Municipal Bond Fund; and $18 per account for the Cash Reserve Fund.


     With respect to the Acquiring Funds, NAS also provides investment advisory services to those Funds for a fee computed daily and paid monthly at the following annual rates: for the New Mid Cap Growth Fund, 0.60% of such Fund's average net assets up to $250 million, 0.575% of such Fund's average net assets of $250 million up to $1 billion, 0.55% of such Fund's average net assets of $1 billion up to $2 billion, 0.525% of such Fund's average net assets of $2 billion up to $5 billion, and 0.50% of such Fund's average net assets of $5 billion or more; for each of the New Long-Term Government Bond Fund and the New Tax-Free Income Fund, 0.50% of such Fund's average net assets up to $250 million, 0.475% of such Fund's average net assets of $250 million up to $1 billion, 0.45% of such Fund's average net assets of $1 billion up to $2 billion, 0.425% of such Fund's average net assets of $2 billion up to $5 billion, and 0.40% of such Fund's average net assets of $5 billion or more; and for the New Money Market Fund, 0.40% of such Fund's average net assets up to $1 billion, 0.38% of such Fund's average net assets of $1 billion up to $2 billion, 0.36% of such Fund's average net assets of $2 billion up to $5 billion, and 0.34% of such Fund's average net assets of $5 billion or more. Each of the Acquiring Funds also pays NAS an administration fee of 0.07% of such Fund's average net assets up to $250 million; 0.05% of such Fund's average net assets of $250 million up to $1 billion, and 0.04% of such Fund's average net assets of $1 billion or more. Finally, the Acquiring Funds pay an annual fee to NISI for transfer agency services equal to: $16 per account for the New Mid Cap Growth Fund; $18 per account for the New Long-Term Government Bond Fund and the New Tax-Free Income Fund; and $27 per account for the New Money Market Fund.


     Shares of each of the Acquired Funds and the Acquiring Funds are distributed by NAS, a registered broker-dealer. The Trust has adopted a Distribution Plan (the "12b-1 Plan") under Rule 12b-1 of the 1940 Act which permits each of the Acquired Funds, other than Cash Reserve Fund (the "12b-1 Plan Funds"), to compensate NAS, as the 12b-1 Plan Funds' distributor, for expenses associated with the distribution of its shares. Under the Plan, each 12b-1 Plan Fund is authorized to pay NAS compensation accrued daily and paid monthly at a maximum annual rate of up to 0.75% of such 12b-1 Plan Fund's average daily net assets. Currently NAS is waiving all of such Rule 12b-1 fees for each 12b-1 Plan Fund until further written notice. NAS, as distributor, also receives the proceeds of a contingent deferred sales charge imposed on certain redemptions of shares of the 12b-1 Plan Funds, as described more fully below under "COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES." No contingent deferred sales charge will be imposed on shares of the Acquired Funds surrendered as a part of the Reorganization. The Acquiring Fund Shares of the Acquiring Funds pay no distribution fees or expenses although such Shares, except those of the New Money Market Fund, are subject to a front-end sales load as described below.



     The expense ratios of the Acquiring Funds subsequent to the Reorganization are expected to be lower than the current expense ratio of the corresponding Acquired Fund, except with respect to the Growth Fund. See "THE PROPOSED TRANSACTION -- REASONS FOR THE PROPOSED TRANSACTION." The chart below compares the total annual operating expenses (as a percent of average net assets) of each Acquired Fund for the fiscal year ended October 31, 1997, which includes the Rule 12b-1 fee waiver, to the estimated total annual operating expenses (as a percent of average net assets) of the corresponding Acquiring Fund for the fiscal year ending October 31, 1998, assuming the same level of net assets for such Acquiring Fund after the Reorganization:



                ACQUIRED FUND                                  ACQUIRING FUND
---------------------------------------------   ---------------------------------------------
                 Growth Fund                               New Mid Cap Growth Fund
                   0.96%*                                           0.98%
              Cash Reserve Fund                             New Money Market Fund
                    0.68%                                           0.60%
            Government Bond Fund                     New Long-Term Government Bond Fund
                   0.85%*                                           0.77%
             Municipal Bond Fund                          New Tax-Free Income Fund
                   0.85%*                                           0.69%


---------------

* As described above, NAS is currently waiving all of its fees under the Trust's Rule 12b-1 Plan. Absent such fee waivers, the expense rates for the Growth Fund, the Government Bond Fund and the Municipal Bond Fund would have been 1.71%, 1.60% and 1.60%, respectively.



     For further information regarding the expense ratios of each of the Acquiring and Acquired Funds, see "SUMMARY -- Comparative Expense Information" above.



     COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES. Shares of each of the Acquired and Acquiring Funds are offered through NAS as principal underwriter. Net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in the portfolio securities of a Fund to affect materially the net asset value of that Fund. The minimum initial investment in the New Mid Cap Growth Fund for shareholders who receive Acquiring Fund

Shares in connection with the Reorganization is $250 (although such minimum is lowered for investments made through certain plans) and the minimum subsequent investment is $25. The minimum initial investment in each of the Acquired Funds, the other Acquiring Funds and the New Mid Cap Growth Fund for shareholders who did not receive Acquiring Fund Shares in connection with the Reorganization is $1,000 (although such minimum is lowered for investments made through certain plans) and the minimum subsequent investment is $100.



     Shares of the Acquired Funds are offered at net asset value without any sales charge. However, shares of each of the Acquired Funds, other than the Cash Reserve Fund, are subject to a contingent deferred sales charge. A contingent deferred sales charge is imposed on any redemption which causes the current value of a shareholder's account to fall below the total amount of all purchases made during the preceding six years. The contingent deferred sales charge is never imposed on dividends, whether paid in cash or reinvested, or on appreciation in value. The contingent deferred sales charge applies only to the lesser of the original investment or current market value. Where the charge is imposed, the amount of the charge depends upon the number of months since the shareholder made the purchase payment from which an amount is being redeemed, according to the following table:


                                                                                               73 &
Months since purchase payment was made:.......  0-12   13-24   25-36   37-48   49-60   61-72   over
Contingent deferred sales charge
  percentage:.................................    5%      5%      4%      3%      2%      1%   none


     No sales charge is imposed upon the purchase or redemption of shares of either the Cash Reserve Fund or the New Money Market Fund.



     A sales charge is imposed upon the sale of the Class D shares of each of the New Mid-Cap Growth Fund, the New Long-Term Government Bond Fund and the New Tax-Free Income Fund equal to 4.5% of the public offering price (4.71% of the net amount invested). The sales charge is reduced on investments of $100,000 or more, as set forth in the following table:


                                                                   SALES CHARGE
                                                                       AS A
                                                                    PERCENTAGE
                                                                    OF THE NET       AS A PERCENTAGE
                  AMOUNT OF SINGLE TRANSACTION                    AMOUNT INVESTED   OF OFFERING PRICE
----------------------------------------------------------------  ---------------   -----------------
Less than $100,000..............................................        4.71%              4.50%
$100,000 but less than $250,000.................................        3.63               3.50
$250,000 but less than $500,000.................................        2.56               2.50
$500,000 but less than $1,000,000...............................        1.52               1.50
$1,000,000 or more..............................................        0.50               0.50

     NO FRONT END SALES CHARGE WILL BE IMPOSED ON ACQUIRING FUND SHARES RECEIVED IN CONNECTION WITH THE REORGANIZATION.


     With respect to the shares of each of the Acquired Funds and the Acquiring Fund Shares, there is no sales charge imposed upon the reinvestment of dividends and distributions. The front end sales charge on the Class D shares of the New Mid Cap Growth Fund, the New Long-Term Government Bond Fund and the New Tax-Free Income Fund may be waived under certain specified conditions.


     Redemption orders for shares of both the Acquired Funds and the Acquiring Funds must be placed with NAS. Investors may redeem shares of the Acquired Funds or the Acquiring Funds at the net asset value per share next determined following the receipt by NAS of the properly completed redemption request, although as discussed above redemptions of shares of Growth Fund, Government Bond Fund and Municipal Bond Fund may be subject to a contingent deferred sales load. A request for redemption may be made by telephone or by mail or, with respect to each of the Acquiring Funds, by fax. For the New Money Market Fund, redemptions may also be made by check.

     COMPARISON OF EXCHANGE PRIVILEGES. Shares of an Acquired Fund may be exchanged for shares of any other Acquired Fund.

     Class D shares of an Acquiring Fund may generally be exchangeable without a sales charge for Class D shares of any other Acquiring Fund or any other fund of the New Trust which offers Class D shares or for shares of the New Money Market Fund. Shares of the New Money Market Fund may be exchanged for shares of any other fund of the New Trust, including the Acquiring Funds, upon payment of the applicable sales charge unless a sales charge has already been paid for shares subsequently exchanged for New Money Market Fund shares.



     COMPARISON OF DIVIDEND POLICIES. Growth Fund declares and pays dividends of net investment income semi-annually. The New Mid Cap Growth Fund declares and pays dividends of net investment income quarterly. Each of the other Acquired and Acquiring Funds declares dividends of net investment income daily and pays such dividends monthly. Each of the Acquired Funds and Acquiring Funds will distribute all capital gains, if any, at least annually. In addition, shareholders of the Acquired Funds and the Acquiring Funds receive dividends and distributions in the form of additional shares and not in cash unless otherwise requested by the shareholder.



     COMPARISON OF VOTING RIGHTS. Each shareholder of an Acquired Fund and an Acquiring Fund is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held on each matter submitted to the vote of such Fund's shareholders, regardless of the net asset value of such share.


                    SPECIAL CONSIDERATIONS AND RISK FACTORS


     Because the investment objectives, policies and strategies of each Acquired Fund and the corresponding Acquiring Fund are substantially similar, the overall level of investment risk should not materially change as a result of the Reorganization. However, in some cases an Acquiring Fund may invest in certain securities or instruments in which the corresponding Acquired Fund may not invest. There can be no assurance that any Acquired Fund or Acquiring Fund will achieve its investment objectives.



     The following discussion is qualified in its entirety by the disclosure set forth in the Acquiring Funds' Prospectus accompanying this Combined Prospectus/Proxy Statement and in the Acquired Funds' Prospectus. For additional information, see "COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS" and "ADDITIONAL COMPARATIVE INFORMATION" below.



     An investment in any of the Acquired Funds or the Acquiring Funds (except for Cash Reserve Fund and the New Money Market Fund) involves the risk that the net asset value of such Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by such Fund. An investment in Growth Fund and the New Mid Cap Growth Fund is subject to stock market risk, which means that such an investment is subject to the risk that stock prices in general will decline over short or extended periods of time. Equity securities of smaller capitalized companies generally are more volatile in price and may be less liquid than similar equity securities of larger capitalized companies.



     An investment in Government Bond Fund, the New Long-Term Government Bond Fund, Municipal Bond Fund and the New Tax-Free Income Fund is subject to bond market risk, i.e., the risk that the market price of bonds in general will fluctuate. Bond prices fluctuate largely in response to changes in the level of interest rate. When interest rates rise, bond prices generally fall; conversely, when interest rates fall, bond prices generally rise. Although the fluctuation in the price of bonds is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of bonds in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price). The value of shares of Municipal Bond Fund and the New Tax-Free Income Fund may also be affected by the market's perception of changes in an issuer's credit risk. As perceived credit risk increases, the value of a specific security generally decreases, and the converse is also true.



     Special Situation Companies. The New Mid Cap Growth Fund may invest in securities of issuers in special situations. These securities may be more volatile than other securities, since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in "special situations" include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the companies' securities; or change in corporate control.


     Although investing in securities of issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the benefits of the "special situation" may not materialize and therefore those companies' shares could significantly decline in value.


     Warrants. The New Mid Cap Growth Fund may invest in warrants. A warrant is an instrument which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time or on a specified date. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities and do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


     Convertible Securities. Each of Growth Fund and the New Mid Cap Growth Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend also to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investment in common stock of the same issuer.


     As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt obligations, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because the market value of securities will fluctuate.


     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated. The New Mid Cap Growth Fund will limit its investment in convertible securities rated below investment grade to less than 5% of its net assets.



     Duration. The New Long-Term Government Bond Fund will attempt to limit its exposure to interest rate risk by maintaining a duration which, on a weighted average basis and under normal market conditions, will generally be greater than six years. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.


     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms to maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, NAS will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that the New Long-Term Government Bond Fund will at all times achieve its targeted portfolio duration.


     The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.


     While the New Long-Term Government Bond Fund intends to maintain the average duration described above under normal market conditions, there is no limit as the maturity of any one security which the New Long-Term Government Bond Fund may purchase.


     U.S. Government Securities. As discussed above, each of the Acquiring and the Acquired Funds may invest in securities which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Securities issued by the U.S. Government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by U.S. Government agencies or instrumentalities include, but are not limited to, obligations of the following: the Federal Housing Administration; Farmers Home Administration; the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks; the Federal National Mortgage Association ("FNMA"); the Student Loan Marketing Association; Federal Home Loan Mortgage Corporation ("FHLMC"); and the Federal Farm Credit Banks.



     The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.



     Stripped Treasury Securities. Each Acquiring Fund, other than the New Mid Cap Growth Fund, may invest in Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"). Stripped Treasury Securities will include coupons that have been stripped from U.S.

Treasury Bonds which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").



     Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the securities and does not receive any rights to periodic interest payments on the security.



     Mortgage-Backed Securities. The Government Bond Fund and the New Long-Term Government Bond Fund may each purchase mortgage-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations ("CMOs"). Such securities are issued or guaranteed by U.S. Government, and its agencies or instrumentalities. The underlying mortgage assets may have fixed rates or adjustable rates of interest. Mortgage-backed securities in which the Government Bond Fund and the New Long-Term Government Bond Fund may invest include both fixed-rate and adjustable-rate mortgage-backed securities.



     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly and that principal may be prepaid at any time because the underlying mortgage loans and other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is higher than expected will reduce yield, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield, while a prepayment rate that is slower than expected will reduce yield. Accelerated prepayments on securities purchased by the Government Bond Fund or the New Long-Term Government Bond Fund at a premium also poses a risk of loss of principal because the premium may not have been fully amortized by the time the principal is prepaid in full.



     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Government Bond Fund and the New Long-Term Government Bond Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in such Fund would likely decrease. Also, such a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to the Government Bond Fund or the New Long-Term Government Bond Fund derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.



     Collateralized Mortgage Obligations. The Government Bond Fund and the New Long-Term Government Bond Fund may also acquire CMOs, and the New Long-Term Government Bond Fund may acquire stripped mortgage-backed securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to an "Mortgage Assets"). Payments of principal or interest on the Mortgage Assets, and any reinvestment income thereon, provide the income to pay debt service on the CMOs. CMOs purchased by such Funds will be issued by agencies or instrumentalities of the U.S. Government.


     Interest Only and Principal Only Securities. Stripped mortgage-backed securities are securities representing interest in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped mortgage-backed securities in which the New Long-Term

Government Bond Fund may invest are issued by U.S. Government agencies. As interest rates rise and fall, the value of IOs tends to more in the same direction as interest rates. The value of POs, like other debt instruments, will tend to move in the opposite direction compared to interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.



     The New Long-Term Government Bond Fund may purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it my be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. If the New Long-Term Government Bond Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. With respect to IOs, if the underling mortgage securities experience greater than anticipated prepayments of principal, the New Long-Term Government Bond Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. No more than 10% of the New Long-Term Government Bond Fund's total assets will be invested in IOs and in POs. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose value as a result of changes in interest rates; in such an instance, the New Long-Term Government Bond Fund may have difficulty selling such securities.



     Municipal Securities. The two principal classifications of municipal securities which may be held by the Municipal Bond Fund and the New Tax-Free Income Fund are "general obligation" securities and "revenue" securities. General obligations securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Municipal Bond Fund and the New Tax-Free Income Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.



     The Municipal Bond Fund and the New Tax-Free Income Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenue, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer.



     Proposals to restrict or eliminate the Federal income tax exemption of interest on municipal securities have been discussed from time to time and may be enacted in the future.



     Repurchase Agreements. Each of the Acquired Funds and the Acquiring Funds may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Funds will enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price (including interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. NAS, acting under the supervision of such Trust's Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

     Investment Companies. As permitted by the 1940 Act, each Acquiring Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of an Acquiring Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Each Acquiring Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by such Acquiring Fund.


     When-Issued Securities. Each of the Government Bond Fund, the Municipal Bond Fund and the Acquiring Funds may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and terms of these securities are established at the time the Acquiring Fund enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days; for mortgage-backed securities the delivery date may extend to as long as 120 days. Purchasing when-issued securities allows a Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.


     The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of that Fund. Purchasing securities on a when-issued basis may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although a Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. Such Funds will set aside liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.


     Floating and Variable Rate Obligations. The New Money Market Fund and the New Long-Term Government Bond Fund may each invest in floating and variable rate obligations. Variable or floating rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Interest rates on floating rate obligations vary with changes in an underlying index whenever such index changes, while interest rates on variable rate obligations change at preset fixed times. Certain of the floating or variable rate obligations that may be purchased by such Funds may be callable by the issuer at certain dates during the term of the obligations. The dates on which they may be called are set at the time of issuance. The obligations have credit risks, like other debt instruments, but because the issuer may call the obligations, such Funds are also subject to the risk that the rates at which a Fund will be able to reinvest such assets may be less than the rate paid on the floating or variable rate obligation. Certain of the floating or variable rate obligations that may be purchase by such Funds may also carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permits the indebtedness thereunder to vary and provides for periodic adjustments in the interest rate. Each such Fund will limit its purchase of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. NAS will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


     Although there may be no active secondary market with respect to a particular variable or floating rate obligation purchased by the New Money Market Fund or the New Long-Term Government Bond Fund, each such Fund may attempt to resell the obligation at any time to a third party. The absence of an active secondary market, however, could make it difficult for that Fund to dispose of a variable or floating rate obligation in the event the issuer of the obligation defaulted on its payment obligations and the Fund would, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate obligations may be secured by bank letters of credit.

     In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its amortized cost or par value, as the case may be.

     Variable and floating rate obligations for which no readily available market exists and which are not subject to a demand feature that will permit a Fund to receive payment of the principal within seven days after demand by that Fund, will be considered illiquid and therefore, together with other illiquid securities held by such Fund, will not exceed such Fund's limitation on investments in illiquid securities.


     Medium-Grade Securities. Each of the Municipal Bond Fund and the New Tax-Free Income Fund may invest in medium-grade securities. Medium-grade securities are obligations rated in the fourth highest rating category by any NRSRO. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.



     All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by NAS to consider what action, if any, such Fund should take consistent with its investment objective; there is no requirement that a Fund sell such downgraded securities.



     Zero Coupon Securities. Government Bond Fund, the New Long-Term Government Bond Fund and the New Tax-Free Income Fund may each invest in zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features.



     Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.


     Current federal income tax law requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, such Funds may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


     Canadian and Provincial Obligations. Cash Reserve Fund and the New Money Market Fund may each invest in Canadian and Provincial obligations. Such obligations are unsecured, discounted bills and notes that are issued in U.S. currency. Obligations have a final maturity of 270 days or less from date of issue and are exempt from registration under Section 3(a)(3) of the Securities Act of 1933, as amended. Canada Bills constitute direct, unconditional obligations of Her Majesty in right of Canada and are a direct charge on, and payable out of the Consolidated Revenue Fund of Canada. Export Development Company and Canadian Wheat Board are crown corporations and agents of Her Majesty in right of Canada. Provincial obligations have the full faith and credit of the provincial governments.



     Lending Portfolio Securities. From time to time, each of the Acquiring Funds (other than the New Tax-Free Income Fund) may lend their portfolio securities to brokers, dealers and other financial institutions who need to borrow securities to complete certain transactions. In connection with such loans, an Acquiring Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Acquiring Fund can increase its income through the investment of such collateral and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. An Acquiring Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Acquiring Fund.

     Derivative Instruments. NAS may use a variety of derivative instruments, including options, futures contracts ("futures"), options on futures, stock index options and forward currency contracts to hedge the New Mid Cap Growth Fund's portfolio or for risk management. Derivatives are financial instruments whose value and performance are based on the value and performance of another security, financial instrument or index.

                            THE PROPOSED TRANSACTION

     AGREEMENT AND PLAN OF REORGANIZATION. The Plan provides that all of the assets of each Acquired Fund as of the Exchange Date (as defined in the Plan) will be transferred to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares of that Acquiring Fund and the assumption by that Acquiring Fund of all of the liabilities of the Acquired Fund. The Exchange Date is expected to be on or about March 1, 1998; subject, however, to the receipt by the Trust and the New Trust of any necessary order of exemption from the Commission with respect to the Reorganization. A copy of the Plan is attached as Exhibit A to this Combined Prospectus/Proxy Statement. Although portions of the Plan are summarized below, this summary is qualified in its entirety by reference to the Plan.


     Promptly after the Exchange Date, each Acquired Fund will distribute the Acquiring Fund Shares of the corresponding Acquiring Fund to the Acquired Fund's shareholders of record as of 9:00 A.M. on the Exchange Date. The Acquiring Fund Shares of the corresponding Acquiring Fund will be equal in aggregate value to the shares of the corresponding Acquired Fund held as of the Valuation Time (as defined in the Plan). All issued and outstanding shares of the Acquired Funds will be cancelled on the Trust's books and any certificates representing such shares will no longer be valid. Shares of the Acquiring Funds will be represented only by book entries; no share certificates will be issued.



     The consummation of the Reorganization is subject to the satisfaction of a number of conditions set forth in the Plan, including approval by shareholders of each of the Acquired Funds and approval of a similar plan of reorganization by shareholders of Nationwide Investing Foundation. The Plan also may be terminated and the Reorganization abandoned by the Acquired Funds and the Acquiring Funds by mutual consent of their respective trustees.


     The Reorganization will not be completed unless the Trust and the New Trust obtain opinions of counsel to the effect that the Reorganization constitutes a tax-free reorganization for federal income tax purposes and any necessary written order of exemption from the Commission exempting the Reorganization from the provisions of Section 17(a) of the 1940 Act.

     Except as otherwise provided below, all fees and expenses incurred by a party in connection with the Plan will be paid by the party directly incurring such costs. NAS will pay 50% of the costs associated with the Reorganization, including 50% of the costs associated with this proxy solicitation. Each Acquiring Fund will bear its own organizational costs.


     Shareholders of the Trust will have no dissenters' rights or appraisal rights. If the Plan is duly approved by shareholders and the Reorganization is consummated, all shareholders of the Acquired Funds (as of 9:00 A.M. on the Exchange Date) including those that voted against the approval of the Plan, will receive Acquiring Fund Shares of the corresponding Acquiring Fund. All shareholders of the Acquired Funds have the right at any time up to the next business day preceding the Exchange Date to redeem their shares at net asset value, subject to any applicable contingent deferred sales charge, according to the procedures set forth in the Acquired Funds' Prospectus.


     This summary does not purport to be a complete description of the Plan and is subject to the terms and conditions of the Plan set forth in Exhibit A.


     REASONS FOR THE PROPOSED TRANSACTION. Currently, the Trust is a separate, stand-alone investment company organized in 1988. The New Trust was organized as a series investment company as of October 30, 1997, and on November 7, 1997, its Board of Trustees created the Acquiring Funds with substantially similar investment objectives, policies and restrictions to those of the Acquired Funds. Because of the similarity between the Acquired Funds and the Acquiring Funds, the considerations and risks involved with an investment in an Acquiring Fund are expected to be comparable to those associated with an investment in the corresponding Acquired Fund. Each Acquiring Fund has been established for purposes of effecting the Reorganization and will not commence operations prior to the Exchange Date.


     The transactions contemplated by the Plan were presented to the Board of Trustees of the Trust for its consideration at a meeting held on November 7, 1997. The Board of Trustees of the Trust concluded unanimously that the Reorganization is in the best interests of the Trust, the Acquired Funds and their shareholders and that the interests of the existing shareholders of the Acquired Funds will not be diluted by the Reorganization.



     The Board of Trustees of the Trust, in reaching this conclusion, considered the costs resulting from the separate operation of the Acquired Funds and the Trust and the proposed costs of the Acquiring Funds and the New Trust as provided by NAS, in light of their substantially similar investment objectives, policies, restrictions, Boards of Trustees, officers and service providers. The Trust's Board also considered the operating and compliance efficiencies that could result from moving the operation of the Acquired Funds from the Trust to corresponding separate portfolios of the New Trust, which has been organized under a more flexible and modern declaration of trust. The investment restrictions of the Acquiring Funds which were approved by the Board of Trustees of the New Trust vary somewhat from the restrictions of the Acquired Funds; however, such differences reflect a more uniform and flexible set of investment restrictions that are currently in place for each of the other series or portfolios of the New Trust. Such restrictions were approved to help achieve greater compliance efficiencies by having each series of the New Trust have the same or substantially the same investment restrictions and, in certain instances, to provide greater flexibility to NAS in managing the Acquiring Funds' portfolio assets.


     One of the operating efficiencies expected is that certain fixed costs associated with the operation of the Acquired Funds and the Trust when incurred by the New Trust and the Acquiring Funds would decrease on a per share basis since such costs would be spread over a larger pool of assets, e.g., certain professional and regulatory fees and printing costs.


     In particular, the Trust's Board considered the anticipated expense ratios of the Acquiring Funds, the structure of the New Trust, including the provision for multiple classes of shares, the experience of the service providers of the Acquiring Funds and the level of service to be provided to the shareholders of the Acquiring Funds, as represented by NAS, including the greater resources that could be dedicated to managing the Acquiring Funds and providing administrative and compliance services.



     The Trust's Board also considered the fees charged to the Acquiring Funds compared to those of the Acquired Funds. During its review of the fees for the Acquiring Funds, the Trust's Board considered the following factors: (1) the nature, scope and quality of the services provided by NAS, (2) the costs incurred and revenues generated by NAS in rendering such services, (3) NAS' profitability from its mutual fund activities, (4) the compensation paid to investment advisers of mutual funds with similar investment objectives and policies and asset sizes, (5) the quality of personnel at NAS, (6) comparative expense and performance information, (7) pro forma expense ratios based upon the proposed level of investment advisory and administration fees, (8) the need to provide NAS with adequate financial incentives to maintain and improve its services, and (9) NAS' planned and proposed additional expenditures in the area of fund administration services.



     More specifically, the Trust's Board considered the significant increases in expenses that NAS will experience in connection with the general administration and fund accounting for each of the Acquiring Funds and the fact that the total expense ratios for each of the Acquiring Funds, other than the New Mid Cap Growth Fund, would be lower than the current expense ratios of the corresponding Acquired Fund (including NAS' current Rule 12b-1 fee waiver), and will continue to be at least 27% lower than the average for comparable mutual funds according to data from Lipper Analytical Services, Inc. as of September 30, 1997. In addition, the Trust's Board recognized that the expense ratio for the New Mid Cap Growth Fund will be lower than the Growth Fund's expense ratios assuming no waiver of Rule 12b-1 fees. The Board of Trustees of the Trust and the New Trust also determined that the proposed breakpoints in the Acquiring Funds' fees would allow shareholders of the Acquiring Funds to benefit from certain economies of scale as a Fund's assets grow.

     The Board of Trustees of the Trust based its decision to approve the proposed transaction upon its consideration of a number of factors, including, among other things:

          (1) the terms and conditions of the Reorganization and whether it would result in a dilution of the existing shareholders' interests;

          (2) the similarity of the Acquired Funds' investment objectives, strategies and policies with those of the corresponding Acquiring Funds, as well as the views of NAS that any differences between the investment objectives, policies and restrictions of the Acquired Funds and their corresponding Acquiring Fund should not materially increase investment risks;

          (3) the experience and resources of NAS with respect to providing investment management services, and the experience of and quality of services to be provided by the Acquiring Funds' other service providers;

          (4) the projected expense ratios and information regarding fees and expenses of each Acquiring Fund, each Acquired Fund and other similar funds and the services being offered to shareholders and the fact that the overall expense ratios for each Acquiring Fund will be at least 27% lower than the median expense ratio of its peer group of mutual funds;

          (5) the continuity of certain of the portfolio managers for the Acquired Funds;

          (6) the conditioning of the Reorganization on the receipt of legal opinions confirming the absence of any adverse federal tax consequences to the Acquired Funds or their shareholders resulting from the Reorganization; and

          (7) other factors as it deemed relevant.

     In particular, the Board considered the per share operating expense ratios (total annual operating expenses expressed as a percentage of average net assets) for shares of the Acquired Funds and as estimated for the Acquiring Funds. The following are the per share operating expense ratios for shares of the Acquired Funds for the year ended October 31, 1997, and as estimated for the Acquiring Fund Shares of the corresponding Acquiring Funds for the period following the effective date of the Reorganization and ending October 31, 1998, after giving effect to the Reorganization:

                            OPERATING EXPENSE RATIOS


               ACQUIRED FUND                                    ACQUIRING FUND
                Growth Fund                                New Mid Cap Growth Fund
                   0.96%*                                           0.98%
             Cash Reserve Fund                              New Money Market Fund
                   0.68%                                            0.60%
            Government Bond Fund                      New Long-Term Government Bond Fund
                   0.85%*                                           0.77%
            Municipal Bond Fund                            New Tax-Free Income Fund
                   0.85%*                                           0.69%


---------------

* As described above, NAS is currently waiving all of its fees under the Trust's Rule 12b-1 Plan. Absent such fee waivers, the expense rates for the Growth Fund, the Government Bond Fund and the Municipal Bond Fund would have been 1.71%, 1.60% and 1.60%, respectively.



     For further information regarding the expense ratios of each of the Acquiring and Acquired Funds, see "SUMMARY -- Comparative Expense Information" above.


     DESCRIPTION OF THE SECURITIES TO BE ISSUED. Ownership in each Acquiring Fund is represented by units of beneficial interest, without par value, of Nationwide Investing Foundation III, which is an open-end investment company of the management type, organized as Ohio business trust as of October 30, 1997. The Acquiring Funds are currently four of nine separate series of the New Trust. Like the Acquired Funds, each Acquiring Fund is diversified, as that term is defined in the 1940 Act. Currently there is only one class of shares for the Acquired Funds. The New Money Market Fund of the New Trust offers only one class of shares, which is without any class designation. However, each of the Acquiring Funds, other than the New Money Market Fund, is expected to offer at least three classes of shares -- Class A, Class B and Class D shares. Class A shares of the New Trust will be sold with a front-end sales load and pay expenses pursuant to a Rule 12b-1 plan. Class B shares of the New Trust will be subject to a contingent deferred sales charge, will be sold without imposition of a front-end sales load and will pay expenses pursuant to a Rule 12b-1 plan. Class D shares will be sold with a front-end sales load but will not be subject to any Rule 12b-1 plan. Except for Rule 12b-1 fees, Class A, Class B and Class D shares of the New Trust will bear generally the same expenses.

     All shareholders of an Acquiring Fund, regardless of class, will generally vote on the same issues and in the aggregate with respect to matters submitted to the shareholders of that Fund for their approval as a Fund. However, holders of one class of shares of an Acquiring Fund will vote as a class and not with holders of any other class of shares with respect to its respective Rule 12b-1 Plan, if any. The Acquiring Fund Shares which shareholders of the Acquired Funds will receive pursuant to the Reorganization do not have a Rule 12b-1 Plan. Shareholders of an Acquiring Fund are entitled to one vote for each share held and a proportionate fractional vote for any fraction of a share held. See "ADDITIONAL COMPARATIVE INFORMATION."

     FEDERAL INCOME TAX CONSEQUENCES. As a condition to the closing of the Reorganization, the Trust and the New Trust must receive favorable opinions from Baker & Hostetler LLP substantially to the effect that, for federal income tax purposes: (a) the Reorganization will constitute a "tax-free" reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss will be recognized by the Acquiring Funds or the Acquired Funds as a result of the Reorganization; (c) no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their shares of the Acquired Funds for Acquiring Fund Shares of the corresponding Acquiring Funds; (d) the tax basis of the Acquiring Fund Shares received by shareholders of the Acquired Funds pursuant to the Reorganization will be the same as the basis of the shares of the corresponding Acquired Fund held immediately prior to the Reorganization; (e) the holding period of the Acquiring Funds Shares so received will include the period during which the Acquired Fund shareholder held shares of the Acquired Fund, provided such shares were held as a capital asset; (f) the tax basis of each Acquired Fund's assets acquired by the corresponding Acquiring Fund will be the same as the basis of such assets immediately prior to the Reorganization; and (g) the holding period of such assets will include the period during which those assets were held by the Acquired Fund.

     Such opinions are not the equivalent of a ruling from the Internal Revenue Service and may, upon audit, be challenged by the Internal Revenue Service. The Acquiring Funds and the Acquired Funds do not intend to seek a private letter ruling with respect to the tax effects of the Reorganization.

     CAPITALIZATION. The following table shows the capitalization both of the Acquired Funds as of October 31, 1997, and of the corresponding Acquiring Fund on a pro forma basis. Except for certain organizational activities, the Acquiring Funds have no, and will have no, assets or liabilities and will not commence operations prior to the consummation of the Reorganization. Because the Growth Fund and the Government Bond Fund are not combining with any other funds of NIF or NIF II, the pro forma financial information giving effect to the Reorganization provided below for the corresponding Acquiring Fund is the same.

                      GROWTH FUND/NEW MID CAP GROWTH FUND*

Net assets......................................................................  $ 9,540,707
Shares outstanding..............................................................      417,133
Net asset value per share.......................................................  $     22.87


                  GOVERNMENT BOND FUND/NEW LONG-TERM GOVERNMENT BOND FUND*
Net assets......................................................................  $48,548,881
Shares outstanding..............................................................    4,338,857
Net asset value per share.......................................................  $     11.19

                    CASH RESERVE FUND/NEW MONEY MARKET FUND*



                                                     CASH RESERVE FUND      PRO FORMA COMBINED WITH
                                                           AS OF           NIF MONEY MARKET FUND INTO
                                                     OCTOBER 31, 1997      THE NEW MONEY MARKET FUND
                                                     -----------------     --------------------------
Net assets.........................................    $   4,050,789              $824,708,194
Shares outstanding.................................        4,050,907               824,708,144
Net asset value per share..........................    $        1.00              $       1.00



                 MUNICIPAL BOND FUND/NEW TAX-FREE INCOME FUND*



                                                    PRO FORMA COMBINED, WITHOUT       PRO FORMA COMBINED WITH
                            MUNICIPAL BOND FUND    NIF II TAX-FREE INCOME FUND,     NIF II TAX-FREE INCOME FUND
                                   AS OF                     INTO THE               INTO THE NEW TAX-FREE INCOME
                             OCTOBER 31, 1997        NEW TAX-FREE INCOME FUND*                 FUND*
                                                 ---------------------------------  ----------------------------
Net assets.................     $16,821,447                 $16,821,447                     $273,307,749
Shares outstanding.........       1,513,368                   1,513,368                       26,012,792
Net asset value per
  share....................     $     11.12                 $     11.12                     $      10.51


---------------


* The capitalization information for each of the Acquiring Funds is provided on a pro forma basis; that is, what the capitalization of the Acquiring Funds would have been at October 31, 1997 had the Reorganization been completed.


         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


     INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of each Acquired Fund are generally similar to those of the corresponding Acquiring Fund. The investment objectives and certain of the investment restrictions of each Acquired Fund and Acquiring Fund are "fundamental," which means that they may not be changed without the consent of a majority of such Fund's outstanding shares, as defined in the 1940 Act. The investment policies and certain of the investment restrictions of the Acquired Funds and the Acquiring Funds are, however, non-fundamental. A "non-fundamental" policy may be changed upon the vote of the Trustees but without shareholder approval.



     The investment policies and strategies of each Acquired Fund are generally the same as those of the corresponding Acquiring Fund, although there are some differences in the investment policies and restrictions that shareholders should consider.


GROWTH FUND/NEW MID CAP GROWTH FUND


     The Growth Fund seeks long-term capital appreciation through investing in equity securities with above average, long-term growth potential. The investment objective of New Mid Cap Growth Fund is to achieve long-term capital appreciation.



     In order to achieve its objective, the Growth Fund focuses on investments that are seen to unfold over the long term, and will avoid investing on the basis of cyclical opportunity. Generally, long term would mean a period of between two and five years. The Growth Fund looks at a long term investment as one that will likely provide total return greater than that of the market in general over the relevant investment horizon. This total return would be composed of dividends paid plus increased price valuation of the security compared to its purchase price valuation. In evaluating the prospects for the earnings or asset growth that should provide increased price valuation, the Growth Fund normally considers: (a) quality of management and sufficient financial wherewithal to successfully exploit the company's business opportunities, (b) social, economic, demographic, and/or technological trends that present the company with significant future business opportunities, and (c) the degree to which there are barriers to competition in the company's business, with higher barriers tending to increase the company's opportunity to achieve superior growth. While the Growth Fund generally intends to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the portion of one or another class of securities that may be held which in any way inhibit management in the selection of appropriate investments to reach objectives.

     In seeking appreciation in price valuations, the Growth Fund may, for example, invest in a developmental stage company. Such an investment may not pay a dividend or produce the anticipated price valuation. It could even experience a reduction in price valuation with no capital gain resulting from its sale. In no event, however, may the Growth Fund invest more than 5% of its assets in companies which have a record of less than three years continuous operation or in securities for which market quotations are not readily available.



     For the New Mid Cap Growth Fund, major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Under normal market conditions, the New Mid Cap Growth Fund will invest at least 65% of its total assets in equity securities of mid cap companies. The New Mid Cap Growth Fund defines mid cap companies as those with market capitalization or sales in the range between $300 million and $8 billion, but will generally focus on companies between $300 million and $5 billion.



     The equity securities in which the New Mid Cap Growth Fund may invest include common stock, preferred stock, convertible securities and warrants of both domestic and foreign issuers although the New Growth Fund will primarily invest in common stocks or securities convertible into common stocks. Foreign securities may be acquired directly or through depository receipts. In addition to equity securities, the New Mid Cap Growth Fund may invest in index futures, options and other derivatives, and securities which are not readily marketable or are restricted as to disposition. The New Mid Cap Growth Fund may also invest in U.S. Government securities, short-term fixed income securities and money market obligations (collectively "Money Market Obligations"). The New Mid Cap Growth Fund may also purchase shares of other investment companies, enter into repurchase agreements, lend portfolio securities and purchase securities on a when-issued or delayed-delivery basis. As a temporary defensive position, the New Mid Cap Growth Fund may invest up to 100% of its total assets in cash and/or Money Market Obligations.



GOVERNMENT BOND FUND/NEW LONG-TERM GOVERNMENT BOND FUND


     The Government Bond Fund seeks as high a level of income as is consistent with capital preservation from securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Such Fund seeks to achieve its objectives by normally investing at least 65% of its assets in bonds issued by the U.S. Government, its agencies and instrumentalities. These bonds pay interest at regular intervals, usually semi-annually, and pay principal at maturity.


     The investment objective of the New Long-Term Government Bond Fund is to seek as high a level of current income as is consistent with the preservation of capital. Such Fund will invest under normal market conditions at least 65% of its net assets in bonds issued or guaranteed by the U.S. Government and its agencies and instrumentalities. For purposes of this policy, bonds consist of bonds of varying maturities, bills and notes. The New Long-Term Government Bond Fund will maintain a duration which, on a weighted average basis and under normal market conditions, will generally be greater than six years and a dollar weighted average portfolio maturity greater than 10 years.



     The Government Bond Fund may invest up to 35% of its assets in zero coupon securities or mortgage-backed securities and up to 20% of its assets in securities purchased on a "when-issued" or on a "forward delivery" basis. The Government Bond Fund may also enter into repurchase agreements with respect to any of the above mentioned securities. The Government Bond Fund will normally invest no more than 20% of its assets in repurchase agreements or in U.S. Government securities maturing in less than one year, although as a temporary defensive position, such Fund may invest up to 100% of its assets in these securities or in cash.



     The New Long-Term Government Bond Fund normally will invest all or substantially all of its net assets in securities issued by the U.S. Government and its agencies and instrumentalities or in repurchase agreements collateralized by these securities. The New Long-Term Government Bond may invest in mortgage-related securities issued by U.S. Government agencies, which include pass-through securities and CMOs. Pass-through securities represent part ownership in a pool of mortgage loans. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. CMOs are fully collateralized by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the various classes of the CMOs. The New Long-Term Government Bond may also invest in zero-coupon securities that are direct obligations of the U.S. Government and its agencies and instrumentalities and in Money Market Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In selecting securities for the New Long-Term Government Bond Fund, NAS utilizes interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other security selection techniques. NAS concentrates on investing in areas of the long-term U.S. Government securities market (based on sector, coupon or maturity) that NAS believes are relatively undervalued.



     The U.S. Government securities in which the New Long-Term Government Bond Fund may invest include variable and floating rate securities, some of which may be callable. The New Long-Term Government Bond Fund may also purchase securities on a when-issued or delayed-delivery basis and securities of other investment companies and may lend portfolio securities. In addition, as a temporary defensive position, the New Long-Term Government Bond Fund may invest up to 100% of its total assets in cash and/or money market obligations.


MUNICIPAL BOND FUND/NEW TAX-FREE INCOME FUND


     The Municipal Bond Fund seeks to provide as high a level of municipal income as is consistent with the preservation of capital through investing in a diversified portfolio of investment grade municipal bonds. Municipal income is defined to mean income earned on municipal obligations. The Municipal Bond Fund normally invests at least 65% of the value of its total assets in debt securities generally called bonds and 80% of its assets in municipal bonds rated within the four highest credit categories by Moody's or S&P, state and municipal notes rated in the two highest credit categories for municipal notes by Moody's and S&P, and other types of short-term municipal securities such as commercial paper that is rated in the two highest credit categories by Moody's and S&P. The Municipal Bond Fund will not normally invest more than 40% of its assets in securities purchased on a "when-issued" basis or 20% of its assets in short-term debt securities. The Municipal Bond Fund may also invest in securities affected by alternative minimum tax to the extent that such investments would be advantageous.



     The investment objective of the New Tax-Free Income Fund is to seek as high a level of current income exempt from Federal income tax (although investors may be subject to state and local tax) as is consistent with the preservation of capital through investing in investment grade municipal obligations. The New Tax-Free Income Fund has adopted a fundamental investment policy that requires it to invest at least 80% of its net assets in securities that generate income that is exempt from Federal income taxes and that is not treated as a preference item for purposes of the Federal alternative minimum tax. The New Tax-Free Income Fund invests in municipal obligations that are rated within the four highest rating categories (investment grade) assigned by an NRSRO, or, if not rated, that are of equivalent investment quality as determined by NAS. Such obligations include municipal securities backed the full faith and credit of the United States, municipal bonds and notes rated within the four highest rating categories by an NRSRO, and other types of municipal securities such as commercial paper, provided that such securities are rated within the two highest rating categories by an NRSRO. The municipal securities in which the New Tax-Free Income Fund may invest include variable and floating rate securities. Such Fund may also acquire securities on a when-issued or delayed-delivery basis, zero coupon securities and securities of other investment companies and enter into repurchase agreements. As a temporary defensive position, the New Tax-Free Income Fund may also hold and invest up to 20% of its assets in cash or taxable Money Market Obligations.



CASH RESERVE FUND/NEW MONEY MARKET FUND



     The Cash Reserve Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity through investing in a diversified portfolio of high-quality money market instruments maturing in 397 days or less. The investment objective of the New Money Market Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.



     Each of the Cash Reserve Fund and the New Money Market Fund are required to maintain a dollar weighted average maturity of 90 days or less.



     The Cash Reserve Fund intends to accomplish its investment objectives by investing in instruments receiving a rating in one of the two highest categories by the following six NRSROs: Duff and Phelps, Inc. ("D&P"); Fitch Investors Services, Inc. ("Fitch"); Moody's; S&P; IBCA Limited and its affiliated, IBCA, Inc. ("IBCA"); and

Thomson Bank Watch ("Thomson"). Subject to the quality limitations described above, the types of instruments in which the Cash Reserve Fund may invest are obligations of the U.S. Government, its agencies and its instrumentalities, U.S. dollar denominated obligations of foreign governments or any federally chartered corporation, obligations of domestic and foreign banks and savings and loan associations (including certificates of deposit and bankers' acceptances), taxable or partly taxable obligations issued by state, county, or municipal governments, commercial paper, short term corporate obligations, bank loan participation agreements and repurchase agreements collateralized by any of the above.



     The emphasis for the New Money Market Fund is on a diversified portfolio having a dollar weighted average maturity of 90 days or less. The New Money Market Fund's portfolio will consist of high-quality money market instruments with a remaining maturity of 397 days or less including, but not limited to: securities of the U.S. Government its agencies and instrumentalities, U.S. dollar denominated obligations of foreign governments, including Canadian government and provincial obligations; obligations of commercial banks and savings associations which have assets over $500 million and that are members of the Federal Deposit Insurance Corporation, and the 50 largest foreign banks with U.S. branches; taxable or partly taxable obligations issued by state, county or municipal governments; commercial paper rated in one of the two highest rating categories by at least two NRSROs; corporate obligations and asset-backed securities that at the time of purchase are rated in one of the two highest rating categories assigned by an NRSRO and repurchase agreements collateralized by any of the above. In addition, the New Money Market Fund may invest in variable and floating rate obligations, some of which may have call features. The New Money Market Fund may also purchase securities on a when-issued or delayed-delivery basis and securities of other investment companies and may lend portfolio securities.



     FUNDAMENTAL INVESTMENT POLICIES. Each Acquired Fund and corresponding Acquiring Fund have some fundamental investment policies that are the same and some that are different. The primary purposes for adopting more flexible investment restrictions for the Acquiring Funds are to promote standardization of such restrictions among all of the Nationwide Funds and to provide the portfolio managers with greater flexibility in managing the Acquiring Funds' portfolios. The similarities and differences are described in the following table.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                                DIVERSIFICATION:


     Each of the Acquired Funds has a fundamental policy against investing more than 5% of its total assets (excluding cash and cash items) in the securities of any one issuer or owning more than 10% of any class of voting or non-voting securities of any issuer (except the U.S. Government, its agencies and instrumentalities). However, 25% of Cash Reserve Fund's total assets may be invested in any class of voting or non-voting securities of commercial banks. In addition, up to 10% of Cash Reserve Fund's assets may be invested in First Tier Securities, as defined in the 1940 Act, of any one issuer for a period of up to three business days after the purchase so long as Cash Reserve Fund does not make more than one such investment at a time.
     Each of the Acquiring Funds has a fundamental policy against purchasing securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of such Fund's total assets would be invested in such issuer or such Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of such Fund's total assets may be invested without regard to these limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The New Money Market Fund will be deemed to be in compliance with this investment restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.


                                 CONCENTRATION:


     Each of the Acquired Funds has a fundamental policy against investing 25% or more of its total assets in securities of issuers that are in the same industry, except that each Acquired Fund may invest more than 25% of its assets in municipal notes and bonds and in obligations issued, escrowed in, or guaranteed by the U.S. Government, its agencies, or instrumentalities. In addition, Cash Reserve Fund may invest more than 25% of its assets in obligations of domestic branches of U.S. commercial banks. For purposes of this investment restriction, electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer sales finance and other finance are each considered separate industries.

     Each of the Acquiring Funds has a fundamental policy against purchasing securities of any one issuer if, as a result of such purchase, 25% or more (taken at current value) of an Acquiring Fund's total assets would be invested in securities of issuers the principal activities of which are in the same industry. This investment restriction does not apply to securities issued by the U.S. Government, its agencies, or instrumentalities or to securities issued by state, county, or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer sales finance and other finance.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                  ISSUING SENIOR SECURITIES / BORROWING MONEY:


     Each of the Acquired Funds has a fundamental policy against issuing senior securities or borrowing money, except that each Acquired Fund may borrow an amount not in excess of 33 1/3% of its total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur. Such borrowing is not intended to be for investment purposes, and the Acquired Funds will not purchase portfolio securities during periods in which borrowings are outstanding. Each Acquired Fund may also borrow an amount equal to no more than 5% of its total assets (calculated when the loan is made) for temporary, emergency purposes or to clear transactions, provide NAS additional flexibility in executing routine daily transactions or allow for more efficient cash management. Such borrowing will not be used to leverage the Acquired Funds, nor will such borrowing be for an extended period of time.

     Each of the Acquiring Funds has a fundamental policy against borrowing money or issuing senior securities except that each Acquiring Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.



     Each of the Acquiring Funds, however, currently may only borrow money from banks and in an amount no greater than 33- 1/3% of its total assets (including the amount borrowed). In addition, an Acquiring Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes.



                     LENDING MONEY OR SECURITIES TO OTHERS:


     Each of the Acquired Funds has a fundamental policy against making loans to others, except that each such Fund may purchase certain debt securities or enter into certain repurchase agreements.

     Each of the Acquiring Funds has a fundamental policy against lending securities or making loans to others, except that each Acquiring Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements.



                                PLEDGING ASSETS:


     Each of the Acquired Funds has a fundamental policy against pledging more than 10% of its assets or pledging such assets for any reason except to secure temporary borrowings from banks.

     Each of the Acquiring Funds has a non-fundamental policy against mortgaging, pledging, or hypothecating more than one-third of its total assets.



                             ACTING AS UNDERWRITER:


     Each of the Acquired Funds has a fundamental policy against acting as an underwriter, except that in disposing of certain portfolio securities each such Fund may be deemed to be an underwriter under certain federal securities laws.
     Each of the Acquiring Funds has a fundamental policy against acting as an underwriter of another issuer's securities, except to the extent that an Acquiring Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                        PURCHASING SECURITIES ON MARGIN:


     Each of the Acquired Funds has a fundamental policy against purchasing securities on margin; however, each Acquired Fund may obtain credits when necessary to clear purchases and sales of securities.

     Each of the Acquiring Funds has a non-fundamental policy against purchasing securities on margin, except that each Acquiring Fund may obtain whatever short-term credits are necessary to clear purchases and sales of securities and to make margin payments in connection with derivative securities transactions.



                       ILLIQUID OR RESTRICTED SECURITIES:


     Each of the Acquired Funds has a fundamental policy against purchasing securities for which market quotations are not readily available. Each of the Acquired Funds also has a fundamental policy against purchasing securities that are restricted under the federal securities laws if, as a result, more than 5% of an Acquired Fund's net assets would be invested in such securities.

     The Acquiring Funds are not subject to any restriction in regard to investing in securities for which market quotations are not available. Each of the Acquiring Funds, however, has a non-fundamental investment policy against purchasing or otherwise acquiring any security if, as a result, more than 15% (10% with respect to the New Money Market Fund) of its net assets would be invested in securities that are illiquid.



                           SELLING SECURITIES SHORT:


     Each of the Acquired Funds has a fundamental policy against selling securities short.
     Each of the Acquiring Funds has a non-fundamental policy against selling securities short, unless an Acquiring Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless an Acquiring Fund covers its short sale as required by the current rules and positions of the Commission or its staff. Short positions in forward currency contracts, options, futures contracts, options on futures contracts, and other derivative instruments do not constitute selling securities short.


                 REAL ESTATE / COMMODITIES / FUTURES CONTRACTS:


     Each of the Acquired Funds has a fundamental policy against purchasing or selling real estate, real estate mortgage loans, commodities or futures contracts.

     Each of the Acquiring Funds has a fundamental policy against purchasing or selling real estate, except that each Acquiring Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein). Each of the Acquiring Funds also has a fundamental policy against purchasing or selling commodities or commodities contracts, except to the extent disclosed in the Acquiring Fund's current Prospectus.

                                 ACQUIRED FUNDS



                                ACQUIRING FUNDS



                   SECURITIES OF OTHER INVESTMENT COMPANIES:



     Each of the Acquired Funds has a fundamental policy against purchasing or selling securities of other investment companies except in connection with real estate, real estate mortgage loans, commodities or future contracts.


     Each of the Acquiring Funds has a non-fundamental policy against purchasing securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, and (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.



                          MORTGAGE-BACKED SECURITIES:


     The Government Bond Fund has a fundamental policy against investing more than 35% of its total assets in mortgage backed securities.
     The Acquiring Funds are not subject to any such restriction.


        INVESTING IN A COMPANY WITH LESS THAN THREE YEARS OF OPERATION:


     Each of the Acquired Funds has a fundamental policy against investing more than 5% of its total assets, taken at cost, in securities whose issuer, or whose guarantor of principal and interest, including any predecessor, has been in operation for less than three years.
     The Acquiring Funds are not subject to any such restriction.


 INVESTING IN PUTTS, CALLS, STRADDLES, AND SPREADS / OIL, GAS, MINERAL LEASES:


     Each of the Acquired Funds has a fundamental policy against investing in puts, calls, straddles, spreads or any combination thereof or in oil, gas or other mineral leases, rights or royalty contracts.
     The Acquiring Funds are not subject to any such restriction.


  DEALING WITH TRUSTEES / SHORT-TERM TRADING PROFITS / CONTROL OF MANAGEMENT:


     Each of the Acquired Funds has a fundamental policy against dealing with the Trustees of the Trust in regard to the purchase and sale of securities and investing for the purpose of making short-term trading profits or for exercising control of management.
     The Acquiring Funds are not subject to any such restriction.

     It is not anticipated that the above-mentioned differences in investment policies and restrictions will, individually or in the aggregate, result in an appreciable variation between the level of investment risks associated with an investment in each Acquiring Fund. For a more complete description of the Acquiring Funds' investment policies and restrictions, including relevant risk factors, see "OBJECTIVES AND MANAGEMENT" in the Acquiring Funds' Prospectus and "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments and Investment Policies" in the Acquiring Funds' Statement of Additional Information. For a more complete description of the Acquired Funds' investment policies and restrictions, including relevant risk factors, see "INVESTMENT OBJECTIVES AND POLICIES" in the Acquired Funds' Prospectus and Statement of Additional Information.


                       ADDITIONAL COMPARATIVE INFORMATION


SERVICE ARRANGEMENTS AND FEES


                       THE ACQUIRING FUNDS AND THE TRUST



     Pursuant to the laws of Massachusetts and the Trust's Amended Declaration of Trust, the responsibility for the management of the Trust is vested in its Board of Trustees which, among other things, is empowered by the

Trust's Declaration of Trust to elect officers of the Trust and contract with and provide for the compensation of agents, consultants, and other professionals to assist and advise in such management.


     Investment Adviser. The Acquired Funds are advised by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company, which in turn is wholly owned by Nationwide Financial Services, Inc., a holding company ("NFS"). NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. NAS is also the investment adviser, administrator, fund accountant and distributor of each of the other funds of the Nationwide family of funds. NAS was established as an Ohio corporation on June 28, 1960, and has been providing investment advisory services to open-end investment management companies like the Acquired Funds since 1965.



     In its capacity as investment adviser, and subject to the ultimate authority of the Trust's Board of Trustees, NAS, in accordance with the Acquired Funds' investment objectives and policies, manages the Acquired Funds, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since August 29, 1997, John M. Schaffner, MBA, CFA, has been primarily responsible for the day-to-day management of Growth Fund's portfolio. Mr. Schaffner has been with Nationwide Insurance Enterprise since 1977. Mr. Schaffner graduated with a Bachelor of Arts in Economics from Occidental College. He received his Master of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.



     Since March 11, 1997, Alpha Benson, MBA, has been primarily responsible for the day-to-day management of Municipal Bond Fund's portfolio. Ms. Benson has been with Nationwide Insurance Enterprise as a financial analyst in the Securities Investment Department since 1977. Ms. Benson graduated with a Bachelor of Science in Accounting from Central State University. She received her Master of Business Administration degree from the University of Dayton.



     Since March 11, 1997, Wayne Frisbee, CFA, Kimberly Bingle, CFA, FLMI, and Gary Hunt, MBA, have been the portfolio co-managers of Government Bond Fund. Mr. Frisbee had been the sole portfolio manager of the Government Bond from since its inception to March 11, 1997. Mr. Frisbee joined Nationwide Insurance Enterprise in 1981 as a securities analyst and has managed the Nationwide U.S. Government Income Fund, another fund of the Nationwide Family of Funds, since its inception in February of 1992. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst.


     Ms. Bingle joined Nationwide Insurance Enterprise in 1986 as a securities analyst. From April, 1992 to March 11, 1997, she managed the Fixed Income Fund which is part of the Nationwide Insurance Enterprise incentive savings plan. Ms. Bingle received a Bachelor of Arts in Finance from The Pennsylvania State University. She is a Chartered Financial Analyst and a Fellow of the Life Management Institute.

     Mr. Hunt joined Nationwide Insurance Enterprise in 1992 as a securities analyst. In his career at Nationwide Enterprise, Mr. Hunt has been responsible for the analysis of agency CMOs and U.S. Treasury securities. In addition, he has managed the commercial mortgage-backed securities sector for Nationwide Life Insurance Company and its affiliates. Mr. Hunt received a Bachelor of Science in Finance and a Master of Business Administration from The Ohio State University.


     Since December, 1988, Cash Reserve Fund's inception, Karen G. Mader has been primarily responsible for the day-to-day management of that Fund. She has been a securities portfolio manager with Nationwide Insurance Enterprises since 1988. Ms. Mader received a Bachelor of Arts degree in Political Science and a Masters degree in International Business and Political Science, both from The Ohio State University.


     In addition, pursuant to the Investment Advisory Agreement, NAS generally assists in all aspects of the Acquired Funds' administration and operation.

     For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, NAS receives a fee from the Acquired Funds, computed daily and paid monthly, at the following annual rates: for Cash Reserve Fund, 0.40% of the value of its average daily net assets; and for each of the other Acquired Funds, 0.65% of the value of its average daily net assets.

     For a complete description of the Acquired Funds' advisory arrangements, see the section in the Acquired Funds' Prospectus entitled "MANAGEMENT OF THE TRUST."

     Distributor. The Trust has entered into an Underwriting Agreement with NAS, Three Nationwide Plaza, Columbus, Ohio 43215, pursuant to which shares of the Acquired Funds continuously are offered on a best efforts basis by NAS and dealers selected by NAS. Dimon Richard McFerson is Chairman of the Board and Chief Executive Officer of NAS. Joseph J. Gasper, Robert A. Oakley, Gordon E. McCutchan and Robert J. Woodward, Jr. are President and a director, Executive Vice President -- Chief Financial Officer and a director, Executive Vice President -- Law and Corporate Services and a director, and Executive Vice President -- Chief Investment Officer and a director, respectively, of NAS. James F. Laird, Jr. is Vice President -- General Manager of NAS. NAS receives no compensation from the Acquired Funds in connection with its services under such Underwriting Agreement but may retain some or all of the contingent deferred sales charge, if any, imposed upon redemptions of Growth Fund's, Government Bond Fund's or Municipal Bond Fund's shares. In addition, pursuant to the 12b-1 Plan, each Acquired Fund, other than Cash Reserve Fund, is authorized to pay NAS compensation accrued daily and paid monthly at a maximum annual rate of 0.75% of such Acquired Fund's average daily net assets. Currently NAS is waiving all of the Rule 12b-1 fees for each of these Acquired Funds. NAS will continue to waive such fees until further written notice to shareholders.


     Dividend and Transfer Agent. Nationwide Investors Service, Inc., a wholly owned subsidiary of NAS ("NISI"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as the Acquired Funds' Dividend and Transfer Agent. In consideration of such services, the Acquired Funds have agreed to pay NISI an annual fee, paid monthly, equal to: $16 per account for Growth Fund, and $18 per account for Government Bond Fund, Municipal Bond Fund, and Cash Reserve Fund, plus out-of-pocket expenses.


     For a complete description of these arrangements and the other expenses borne by the Trust, see the section in the Acquired Funds' Prospectus entitled "MANAGEMENT OF THE TRUST."

     Custodian. The Acquired Funds have appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Acquired Funds' custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by each of the Acquired Funds.

     Counsel. Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215, serves as counsel to the Trust.

     Independent Accountants. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent accountants for the Acquired Funds, and, as such, has audited the annual financial statements of the Acquired Funds.

     Management Discussion of Fund Performance.

GROWTH FUND


     For the year ended October 31, 1997, Growth Fund had a total return of 23.66%, without sales charge, compared with 32.10% for the S&P 500 Index over the same period.



     The sectors that performed best for Growth Fund this fiscal year included both drug and financial stocks. Bergen Brunswig, a drug distributor which is currently the object of a takeover proposal, had excellent returns, as did Schering-Plough, Merrill Lynch and Banc One. Other individual names that did well included Schlumberger, Lucent Technologies, Biomet, and HBO & Company. Unfortunately, these sectors and names were not weighted heavily enough in the Fund to bring overall results up to the benchmark levels. Growth Fund, as part of its strategy, has also held a significant portion of its assets in small and mid-cap stocks. These stocks did very poorly during the first four months of 1997, relative to the S&P 500 Index, and although they made a tremendous comeback after that, they began to trail off again near the end of the fiscal year, and so, on balance, proved to be a drag on results.



     NAS has made several changes in the Growth Fund's strategic focus since August 1997. The changes are oriented toward emphasizing growth stocks to a greater extent, and pruning away at some of the less attractive, value-oriented stocks the Growth Fund holds. For example, the greatest concentration of new investments has been in the computer services and software sector. This category represented about 5.6% of Fund assets at

June 30, 1997, and as of October 31, 1997, was up to 17.0%. NAS has added stocks such as Advent software, BMC Software, First Data Corp., Gartner Group, Radiant Systems and Template Software. The common thread NAS is looking for in these stocks is that they all sell products or services that help other businesses improve their own productivity and efficiency, and that they are focused on solving their customers' problems with efficient solutions that are difficult to obtain from other sources.



     NAS believes that a more concentrated focus on growth, while retaining only the best-positioned of the value-oriented Fund holdings will improve results over time, and this will be the strategic thrust as Growth Fund goes forward.



                                FUND PERFORMANCE


             MEASUREMENT PERIOD
           (FISCAL YEAR COVERED)                    GROWTH FUND                S&P 500
1988                                                            10000                    10000
1989                                                            10583                    12563
1990                                                             8943                    11624
1991                                                            13118                    15509
1992                                                            13830                    17052
1993                                                            15847                    19590
1994                                                            16944                    20347
1995                                                            20598                    25721
1996                                                            24594                    31899
1997                                                            30413                    42110


Comparative performance of $10,000 invested in the Growth Fund since inception (12/19/88) and the S&P 500* over the period since inception ended 10/31/97.



* The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries. Unlike the Growth Fund returns, the S&P 500 does not reflect any fees, expenses or sales charges.



                          AVERAGE ANNUAL TOTAL RETURN


                         FOR THE PERIODS ENDED 10/31/97



                                                                     1 YEAR     5 YEAR     LIFE
                                                                     ------     ------     -----
Without sales charge...............................................  23.66%     17.07%     13.36%
With sales charge..................................................  18.66%     16.86%     13.36%


---------------


The "without sales charge" returns do not reflect the effects of sales charges. The "with sales charge" assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals, which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 8.8 years.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.


CASH RESERVE FUND


     At October 31, 1997, Cash Reserve Fund had assets of $4.1 million with an average maturity of 20 days.



     Cash Reserve Fund continued to invest in only first-tier money market instruments. At October 31, 1997, commercial paper accounted for 94% of the portfolio, followed by U.S. Government/Agency securities at 6%. The highest portfolio weightings were in those segments which have a favorable yield advantage including banking, consumer sales/finance and the broker/dealer industries. These segments accounted for 14%, 11%, and 11% of the portfolio, respectively.



     A credit review is completed on all issuers prior to investment. The yield on Cash Reserve Fund remained competitive with its peer average for the fiscal year. The seven day effective yield at October 31, 1997, was 4.85%.

     This year marked the seventh year of expansion for the U.S. economy. Growth for the third quarter was 3.5% compared to a Federal Reserve (Fed) target of 2.5%. Economists are surprised that inflationary pressures have not developed, particularly with such a high growth rate coupled with low unemployment. The Federal Open Market Committee raised interest rates in March 1997 by increasing the Fed funds rate to 5.50% from 5.25%. This was the first increase since January 1996.



                                FUND PERFORMANCE


             MEASUREMENT PERIOD
           (FISCAL YEAR COVERED)                 CASH RESERVE FUND               CPI
1988                                                            10000                    10000
1989                                                            10659                    10389
1990                                                            11392                    11051
1991                                                            11993                    11365
1992                                                            12361                    11738
1993                                                            12614                    12061
1994                                                            12999                    12384
1995                                                            13703                    12723
1996                                                            14384                    13104
1997                                                            15094                    13377


Comparative performance of $10,000 invested in the Cash Reserve Fund since inception (12/19/88) and the Consumer Price Index* (CPI) over the period since inception ended 10/31/97.



* The CPI represents changes in prices of all goods and services purchased for consumption by urban households. Unlike the Cash Reserve Fund returns, the CPI does not reflect any fees or expenses.



                          AVERAGE ANNUAL TOTAL RETURN


                         FOR THE PERIODS ENDED 10/31/97



                                                                      1 YEAR     5 YEAR     LIFE
                                                                      ------     ------     ----
Without sales charge*...............................................   4.93%      4.08%     4.75%


---------------


* There are no sales charges in the Cash Reserve Fund. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 8.8 years.



An investment in the Cash Reserve Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 a share. Past performance is no guarantee of future results.


GOVERNMENT BOND FUND


     Government Bond Fund's total return for the year ended October 31, 1997, was 8.84%, without sales charge and assuming all distributions were reinvested, while the Merrill Lynch Government Master Index returned 8.67%.


     Shareholders who stayed in Government Bond Fund for the entire period were rewarded after a difficult first six months when intermediate-term interest rates rose 0.4%-0.5%. The second half of the period was more favorable as these interest rates dropped 0.5%-0.9% and longer rates dropped by approximately 0.8%.


     The higher prices for bonds in the second half were the result of several factors. The most notable factor was the continued release of favorable inflation reports in spite of low unemployment and significant growth in the overall economy. Another important factor has been the perception that the Federal Reserve will not act to raise rates until clear signs of inflationary pressures are present. The Federal Reserve's stance combined with favorable inflation reports has led to a significantly flatter yield curve. Finally, the U.S. government market has been the beneficiary of a flight to quality as the result of increased turmoil in world equity markets.



     Government Bond Fund benefited from its weighting in the collateralized mortgage obligation (CMO) market during the period and the shift out of callable into non-callable Agency notes. Approximately 62% of portfolio assets were invested in Treasury and Agency notes, and 35% of Fund assets were invested in the CMO market as of October 31, 1997. The remainder of portfolio assets were in repurchase agreements.

                                FUND PERFORMANCE


             MEASUREMENT PERIOD
           (FISCAL YEAR COVERED)                GOVERNMENT BOND FUND            MLGMI
1988                                                            10000                    10000
1989                                                            11181                    11287
1990                                                            11955                    11958
1991                                                            13897                    13708
1992                                                            15416                    15459
1993                                                            17074                    17469
1994                                                            16263                    16713
1995                                                            18976                    19289
1996                                                            19926                    20262
1997                                                            21687                    22019


Comparative performance of $10,000 invested in the Government Bond Fund since inception (12/19/88) and the Merrill Lynch Government Master Index* (MLGMI) over the period since inception ended 10/31/97.



* The MLGMI is comprised of U.S. Treasury notes and bonds with one or more years remaining to final maturity and at least $1 billion in face value outstanding, and U.S. agencies with one or more years remaining to final maturity and at least $100 million in face value outstanding. Unlike the Government Bond Fund returns, the MLGMI does not reflect any fees, expenses or sales charges.



                          AVERAGE ANNUAL TOTAL RETURN


                         FOR THE PERIODS ENDED 10/31/97



                                                                      1 YEAR     5 YEAR     LIFE
                                                                      ------     ------     ----
Without sales charge................................................   8.84%      7.06%     9.12%
With sales charge...................................................   3.84%      6.76%     9.12%


---------------


The "without sales charge" returns do not reflect the effects of sales charges. The "with sales charge" assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals, which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 8.8 years.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.


MUNICIPAL BOND FUND


     For the year ended October 31, 1997, the Bond Buyer 11 Index moved from a yield of 5.60% to 5.28%. Municipal bonds underperformed Treasuries during the year. The yield on the most current 30-year Treasury Bonds dropped from 6.65% to 6.15%. Municipal Bond Fund returned 8.37%, without sales charge, while the Lehman Brothers Municipal Bond Index returned 8.49%.



     Net assets ended the year at $16.8 million. Municipal Bond Fund's average coupon was 5.83% with average principal maturity of 18 years. Municipal Bond Fund seeks to maximize income by having a long maturity schedule while investing in high-quality issues averaging "AA" credit quality.



     As the year began, a Democratic President and a Republican Majority were returned to Washington and the economy was growing at a slow and manageable noninflationary pace. The markets reacted favorably to these events with stable to declining interest rates. However, during the first quarter of the calendar year, economic statistics began to show signs of an economy that may be overheating and on March 25, in a preemptive move against inflationary concerns, the Federal Reserve raised the Fed funds rate 0.25%. The move appeared to be justified as, during the months that followed, inflationary measures remained remarkably tame. In late April the announcement of a balanced budget agreement also overshadowed concerns about the growth rate.



     During the latter part of October, the equity markets experienced a sell-off that prompted investors to a flight to quality into U.S. Treasury securities. This movement helped to sustain the lower yields and higher prices in the bond markets. This volatility in the worldwide financial markets, however, has significantly reduced the threat of another preemptive rate hike from the Federal Reserve to slow the growth in U.S. economy.

     Municipal issuers continued to take advantage of the lower interest rates and propelled municipal volume up 17% for the first 10 months of the calendar year. This increased supply has kept municipal securities from fully participating in the bond market rally. As a consequence, particularly in the long end, municipals have cheapened when compared to treasury securities.


                                FUND PERFORMANCE


             MEASUREMENT PERIOD
           (FISCAL YEAR COVERED)                MUNICIPAL BOND FUND             LBMBI
1988                                                            10000                    10000
1989                                                            10712                    10909
1990                                                            11230                    11719
1991                                                            12691                    13145
1992                                                            13523                    14249
1993                                                            15847                    16254
1994                                                            14244                    15546
1995                                                            16309                    17854
1996                                                            17078                    18872
1997                                                            18508                    20475


Comparative performance of $10,000 invested in the Municipal Bond Fund since inception (12/19/88) and the Lehman Brothers Municipal Bond Index* (LBMBI) over the period since inception ended 10/31/97.



* The LBMBI consists of investment grade tax-exempt bonds and includes securities with at least one year to maturity and at least $100 million in par value outstanding. Unlike the Municipal Bond Fund returns, the LBMBI does not reflect any fees, expenses or sales charges.



                          AVERAGE ANNUAL TOTAL RETURN


                         FOR THE PERIODS ENDED 10/31/97



                                                                      1 YEAR     5 YEAR     LIFE
                                                                      ------     ------     ----
Without sales charge................................................   8.37%      6.48%     7.19%
With sales charge...................................................   3.37%      6.16%     7.19%


---------------


The "without sales charge" returns do not reflect the effects of sales charges. The "with sales charge" assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals, which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 8.8 years.



Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.


                     THE ACQUIRING FUNDS AND THE NEW TRUST

     Except where shareholder action is required by law, all of the authority of the New Trust is exercised under the direction of the New Trust's Trustees, who are elected by the shareholders of the New Trust's series or portfolios, including the Acquiring Funds, and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants, and other professionals to assist and advise in its day-to-day operations. The New Trust will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.


     Investment Adviser. The Acquiring Funds are also advised by NAS. It is intended that upon completion of the Reorganization, Mr. Schaffner will be responsible for the day-to-day management of the New Mid Cap Growth Fund's portfolio, Ms. Benson will be responsible for the day-to-day management of the New Tax-Free Income Fund's portfolio, and Messrs. Frisbee and Hunt and Ms. Bingle will be responsible for the day-to-day management of the New Long-Term Government Bond Fund's portfolio. In addition, it is anticipated that Patricia Mynster will be responsible for the day-to-day management of the New Money Market Fund's portfolio. Ms. Mynster, Director of Short-Term Investments, has managed short-term investments for over 20 years. She received a Bachelor of Arts degree in Business Administration from Otterbein College. She has held her current position as Director of Short-Term Investments for the Nationwide Insurance Enterprise since 1991.

     For its services as investment adviser, NAS receives a fee for each Acquiring Fund, which is calculated daily and paid monthly, at the following annual rates: for the New Mid Cap Growth Fund, 0.60% of such Fund's average net assets up to $250 million, 0.575% of such Fund's average net assets of $250 million up to $1 billion, 0.55% of such Fund's average net assets of $1 billion up to $2 billion, 0.525% of such Fund's average net assets of $2 billion up to $5 billion, and 0.50% of such Fund's average net assets of $5 billion or more; for each of the New Long-Term Government Bond Fund and the New Tax-Free Income Fund, 0.50% of such Fund's average net assets up to $250 million, 0.475% of such Fund's average net assets of $250 million up to $1 billion, 0.45% of such Fund's average net assets of $1 billion up to $2 billion, 0.425% of such Fund's average net assets of $2 billion up to $5 billion, and 0.40% of such Fund's average net assets of $5 billion or more; and for the New Money Market Fund, 0.40% of such Fund's average net assets up to $1 billion, 0.38% of such Fund's average net assets of $1 billion up to $2 billion, 0.36% of such Fund's average net assets of $2 billion up to $5 billion, and 0.34% of such Fund's average net assets of $5 billion or more. The New Trust's Investment Advisory Agreement was approved by the New Trust's Board of Trustees on November 7, 1997, and will be approved by each Acquiring Fund's initial sole shareholder, NAS, prior to the Reorganization.



     The New Trust on behalf of the Acquiring Funds has also entered into an Administration Agreement with NAS whereby NAS provides certain administration and fund accounting services to the Acquiring Funds. For such services, NAS receives a fee from each Acquiring Fund, calculated daily and paid periodically at the following annual rate: 0.07% of such Fund's average net assets up to $250 million; 0.05% of such Fund's average net assets of $250 million up to $1 billion, and 0.04% of such Fund's average net assets of $1 billion or more. Such Administration Agreement was approved by the New Trust's Board of Trustees on November 7, 1997.


     For a complete description of the Acquiring Funds' advisory arrangements, see the section in the Acquiring Funds' Prospectus entitled "MANAGEMENT OF THE TRUST -- Investment Management."

     Dividend and Transfer Agent. NISI also serves as the Acquiring Funds' Dividend and Transfer Agent. In consideration of such services, the Acquiring Funds have each agreed to pay NAS an annual fee, paid monthly, equal to: $16 per account for the New Mid Cap Growth Fund; $18 per account for the New Long-Term Government Bond Fund and the New Tax-Free Income Fund; and $27 per account for the New Money Market Fund, plus out-of-pocket expenses.

     For a complete description of these arrangements and the other expenses borne by the Acquiring Funds, see the sections in the Acquiring Funds' Prospectus entitled "MANAGEMENT OF THE TRUST -- Other Services."

     Distributor. NAS also serves as the distributor of the Acquiring Funds' shares pursuant to a distribution agreement. Pursuant to such agreement, NAS may retain all or a portion of the front end sales charge, if any, imposed upon purchases of Class D shares of the New Mid Cap Growth Fund, the New Long-Term Government Bond Fund and the New Tax-Free Income Fund.

     In addition, NAS may enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Acquiring Funds' Class D shares.

     For a complete description of these arrangements, see the sections in the Acquiring Funds' Prospectus entitled "HOW TO PURCHASE SHARES."

     Custodian. The Acquiring Funds have also appointed Fifth Third as the Acquiring Funds' custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Acquiring Funds.

     Counsel. Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215, serves as counsel to the New Trust.

     Independent Accountants. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, has been selected to serve as the independent accountants for the Acquiring Funds, and, as such, will audit the annual financial statements of the Acquiring Funds.

     Management Discussion of Fund Performance. No management discussion of fund performance is included since the Acquiring Funds have not yet commenced operations.

CERTAIN FINANCIAL INFORMATION.



     The Prospectus for the Trust contains information on per share income, capital changes and performance calculations under the caption "FINANCIAL HIGHLIGHTS."


     The Acquiring Funds have not yet commenced operations and have no and will have no assets or liabilities prior to the consummation of the Reorganization. Therefore, no information regarding per share income and capital changes is available. For information regarding performance calculations and comparisons, see the information under the caption "PERFORMANCE ADVERTISING FOR THE FUNDS" in the Acquiring Funds' Prospectus.


COMPARISON OF RIGHTS OF SECURITY HOLDERS.



     The Trust is a Massachusetts business trust, registered under the 1940 Act as an open-end investment company of the management type and established under a Declaration of Trust dated May 9, 1988. The Declaration of Trust was amended March 1, 1993. The New Trust is an Ohio business trust, registered under the 1940 Act as an open-end investment company of the management type and established under a Declaration of Trust dated as of October 30, 1997.


     The Acquiring Funds are four of nine series of the New Trust. The other five series of the New Trust are the Nationwide Growth Fund, the Nationwide Fund, the Nationwide Bond Fund, the Nationwide Intermediate U.S. Government Bond Fund, and the Nationwide S&P 500 Index Fund.

     Both the Trust and the New Trust are authorized to issue an unlimited number of shares of beneficial interest and to divide their shares of beneficial interest into one or more series. The New Trust is also authorized to divide its shares of beneficial interest into one or more classes or sub-series. Each share of a series of the Trust or New Trust represents a beneficial interest in the assets of only that series. The consideration received by the Trust or New Trust for the issuance of shares of a particular series, the assets in which such consideration is invested, and all income and proceeds from the holding or sale of such assets belong to that series, subject only to the rights of creditors.

     Each share of beneficial interest of a series of the Trust and New Trust represents an equal proportionate interest in that series of the Trust and New Trust, respectively, with each other share of the same series. Each such share is entitled to share on a pro rata basis in any dividends or distributions out of the income or assets belonging to the particular series of the Trust and New Trust, as applicable. Such dividends or distributions are declared at the discretion of the Trustees of the Trust and New Trust. Upon any liquidation of a series of the Trust or New Trust, shareholders are entitled to share pro rata in the net assets that belong to that series and that are available for distribution.

     Shares of the Acquiring Funds, once properly issued and outstanding, are fully paid and nonassessable and have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive or appraisal rights.

     Shareholders of both the Trust and the New Trust are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held regardless of the net asset value of such shares.

     Voting rights for Trust shareholders are not cumulative, so that the holders of more than 50% of the Trust voting in the election of its Trustees have the power to elect all of the Trustees of the Trust. The Trust is not required to hold an annual meeting of shareholders and currently does not do so.


     Shareholders of the New Trust have no cumulative voting rights; the holders of a plurality of the shares voting for the election of the New Trust's Board of Trustees can elect all of the New Trust's Board of Trustees if they choose to do so. The New Trust does not intend to hold annual meetings of shareholders, except as required under its Declaration of Trust or the 1940 Act. Shareholders of the Acquiring Funds will vote in the aggregate with other shareholders of the New Trust and not by series or class except as otherwise expressly required by law. For example, shareholders of an Acquiring Fund will vote in the aggregate with other shareholders of the New Trust with respect to the election of Trustees and ratification of the selection of independent accountants. However, shareholders of an Acquiring Fund will vote as a Fund, and not in the aggregate with other shareholders of the New Trust, for purposes of approval of amendments to the Investment Advisory Agreement as it relates to that Acquiring Fund or any of that Acquiring Fund's fundamental policies.

     The Trustees of the New Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the New Trust, and the New Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders, by majority vote, has the power to remove one or more Trustees.



     For a complete description of the respective attributes of the Trust's and the New Trust's shares, including how to purchase, redeem or exchange shares and certain restrictions thereon, taxation of the Acquired Funds or the Acquiring Funds, as the case may be, and its shareholders, and dividend and distribution policies, see the sections in the Acquired Funds' and the Acquiring Funds' respective Prospectuses entitled "HOW TO INVEST," "HOW TO PURCHASE SHARES," "HOW TO REDEEM SHARES," "PRIVILEGES AND SERVICES," "INVESTOR SERVICES," "NET INCOME AND DISTRIBUTIONS" and "DISTRIBUTIONS AND TAXES." Additional information about the Trust is included in its Prospectus, dated February 28, 1997, as supplemented on December 8, 1997, which is incorporated herein by reference, and in the Trust's Statement of Additional Information dated February 28, 1997. Copies of the Prospectus and the Statement of Additional Information may be obtained without charge by calling the Trust at 1-800-848-0920.



     Additional information about the Acquiring Funds is included in their Prospectus dated January 6, 1998, which accompanies this Combined
Prospectus/Proxy Statement and Statement of Additional Information dated January 6, 1998, copies of which may be obtained without charge by calling the New Trust at 1-800-848-0920.



     Additional information regarding the Reorganization is contained in the
Statement of Additional Information, dated January    , 1998, to this Combined
Prospectus/Proxy Statement. The Statement of Additional Information is incorporated by reference herein and may be obtained by calling the New Trust at 1-800-848-0920.


     THE TRUST'S BOARD OF TRUSTEES AND MANAGEMENT RECOMMEND APPROVAL OF THE
PLAN.

                                 MISCELLANEOUS

     ADDITIONAL INFORMATION. The Trust and the New Trust are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, and in accordance therewith each files reports, proxy materials and other information with the Commission. Such reports, proxy materials and other information may be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.


     SOLICITATION OF PROXIES AND PAYMENT OF EXPENSES. The cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the costs of any supplementary solicitation and proxy soliciting services provided by third parties, will be borne 50% by the Trust and 50% by NAS. Proxies will be solicited initially, and in any supplemental solicitation, by mail and may be solicited in person, by telephone, or other electronic means by officers of the Trust or by proxy solicitors hired by the Trustees.



     SUBSTANTIAL SHAREHOLDERS. As of December 18, 1997, to the knowledge of the Trust, the only person who owns of record or beneficially five percent or more of the outstanding shares of any Acquired Fund is Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, which owns, through one of its separate accounts, 73.5% of Cash Reserve Fund and 5.3% of the Growth Fund.


     As of the close of business on December 18, 1997, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust or of any Acquired Fund.

     As of the close of business on December 18, 1997, there were no issued and outstanding shares of the New Trust. As of such date, there were no shareholders of the Acquiring Funds. It is anticipated, however, that those persons who are beneficial holders of Growth Fund's and Government Bond Fund's shares immediately prior to the Reorganization will be beneficial holders of the same percentage of the corresponding Acquiring Fund's shares immediately after the Reorganization. Because Cash Reserve Fund and Municipal Bond Fund will be combining with substantially larger funds to form the New Money Market Fund and the New Tax-Free Income

Fund, respectively, it is anticipated that shareholders of such Acquired Funds will hold a substantially smaller percentage of the outstanding shares of the corresponding Acquiring Fund immediately after the Reorganization.


     DOCUMENTS INCORPORATED BY REFERENCE. The accompanying Prospectus of the Acquiring Funds dated January 6, 1998, is incorporated by reference into this Combined Prospectus/Proxy Statement. In addition, the Trust's Prospectus dated February 28, 1997, as supplemented December 8, 1997, is incorporated by reference into this Combined Prospectus/Proxy Statement and may be obtained by writing the Trust at Three Nationwide Plaza, Columbus, Ohio 43215 or by calling the Trust at 1-800-848-0920. Copies of documents requested will be sent by first-class mail to the requesting shareholder within one business day of receipt of the request.


     OTHER BUSINESS. The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is their intention that the proxies which do not contain specific instructions to the contrary will be voted on such matter in accordance with the judgment of the person named in the enclosed Proxy Card.

     FUTURE SHAREHOLDER PROPOSALS. Pursuant to rules adopted by the Commission under the 1934 Act, investors may request inclusion in the proxy statement for shareholder meetings certain proposals for action which they intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the Trust's proxy statement and is subject to limitations under the 1934 Act. It is not presently anticipated that the New Trust will hold regular meetings of shareholders, and no anticipated date of the next meeting can be provided.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION


     Agreement and Plan of Reorganization ("Agreement") dated as of November 24, 1997, as amended as of December 30, 1997, by and between Financial Horizons Investment Trust, a Massachusetts business trust ("FHIT"), and Nationwide Investing Foundation III, an Ohio business trust ("NIF III").


     WHEREAS, FHIT is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end investment company of the management type and has issued and outstanding shares of beneficial interest, par value $1.00 per share, of the following four series: Growth Fund ("FHIT Growth Fund"), Municipal Bond Fund ("FHIT Municipal Bond Fund"), Government Bond Fund ("FHIT Government Bond Fund") and Cash Reserve Fund ("FHIT Cash Reserve Fund", and, together with each of the FHIT's other three series described in this paragraph, the "Acquired Series"); and

     WHEREAS, NIF III is registered under the 1940 Act as an open-end investment company of the management type, and has authorized the issuance of Class D shares of beneficial interest, without par value, of the following series (Nationwide Money Market Fund will only issue shares of beneficial interest, without par value, without any class designation): Nationwide Mid-Cap Growth Fund ("NIF III Mid-Cap Fund"), Nationwide Tax-Free Income Fund ("NIF III Tax-Free Income Fund"), Nationwide Long-Term U.S. Government Bond Fund ("NIF III Long-Term U.S. Government Bond Fund"), and Nationwide Money Market Fund ("NIF III Money Market Fund", and, together with each of NIF III's other three series described in this paragraph, the "Acquiring Series"); and

     WHEREAS, Each Acquiring Series currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Acquired Shares; and

     WHEREAS, Each of the Acquired Series plans to transfer all assets belonging to such series, and to assign all of the liabilities belonging to such series, to the corresponding Acquiring Series, in exchange for Class D shares (or, in the case of NIF III Money Market Fund, shares of beneficial interest, without par value, without any class designation) of the corresponding Acquiring Series ("Acquiring Series Shares"), which are voting securities, followed by the distribution of the Acquiring Series Shares by each Acquired Series to the shareholders of the Acquired Series in connection with the dissolution of FHIT and the Acquired Series, all upon the terms and provisions of this Agreement (individually and together, the "Reorganization"); and

     WHEREAS, The Acquired Series and the Acquiring Series correspond to one another as follows: FHIT Growth Fund corresponds to NIF III Mid-Cap Fund, FHIT Municipal Bond Fund corresponds to NIF III Tax-Free Income Fund, FHIT Government Bond Fund corresponds to NIF III Long-Term U.S. Government Bond Fund, and FHIT Cash Reserve Fund corresponds to NIF III Money Market Fund; and

     WHEREAS, Each of the Acquired Series is, and each of the Acquiring Series intends to be, a regulated investment company as described in Section 851 of the United States Internal Revenue Code of 1986, as amended (the "Code"); and

     WHEREAS, This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Code for each Acquired Series and its corresponding Acquiring Series; and

     WHEREAS, The Board of Trustees of FHIT has determined that the Reorganization is in the best interests of FHIT, and that the interests of its shareholders will not be diluted as a result thereof; and

     WHEREAS, The Board of Trustees of NIF III has determined that the Reorganization is in the best interests of NIF III and that the interests of its shareholders will not be diluted as a result thereof;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto covenant and agree as follows:

1.   PLAN OF REORGANIZATION

          (a) Sale of Assets, Assumption of Liabilities. Subject to the prior approval of shareholders of FHIT and to the other terms and conditions contained herein (including the condition that each Acquired Series shall distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 9(h) herein), FHIT and the Acquired Series agree to assign, convey, transfer and deliver to NIF III and the Acquiring Series, and NIF III and the Acquiring Series agree to acquire from FHIT and the Acquired Series on the Exchange Date (as defined below), all of the Investments (as defined below), cash and other assets of FHIT in exchange for that number of full and fractional Acquiring Series Shares of the corresponding Acquiring Series having an aggregate net asset value equal to the value of all assets of FHIT transferred to the Acquiring Series, as provided in Section 4, less the liabilities of FHIT assumed by the Acquiring Series.

          (b) Assets Acquired. The assets to be acquired by the Acquiring Series from FHIT shall consist of all of FHIT's property, including, without limitation, all Investments (as defined below), cash and dividends or interest receivables which are owned by FHIT and any deferred or prepaid expenses shown as an asset on the books of FHIT as of the Valuation Time described in Section 4.

          (c) Liabilities Assumed. Prior to the Exchange Date, FHIT will endeavor to discharge or cause to be discharged, or make provision for the payment of, all of its known liabilities and obligations. The Acquiring Series shall assume all liabilities, expenses, costs, charges and reserves of FHIT, contingent or otherwise, including liabilities reflected in the unaudited statements of assets and liabilities of FHIT as of the Valuation Time, prepared by or on behalf of FHIT as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from and after October 31, 1996, and including all liabilities of FHIT under its registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission") under the Securities Act of 1933, as amended ("1933 Act").

          (d) Liquidation and Dissolution. Upon consummation of the transactions described in Section 1(a), 1(b) and 1(c) above, each Acquired Series shall distribute to its shareholders of record as of the Exchange Date the Acquiring Series Shares received by it, each Acquired Series shareholder of record being entitled to receive that number of Acquiring Series Shares equal to the proportion which the number of shares of beneficial interest, par value $1.00 per share, of the Acquired Series held by such shareholder bears to the total number of such shares of the Acquired Series outstanding on such date, and shall take such further action as may be required, necessary or appropriate under FHIT's Amended Declaration of Trust, Massachusetts law and the Code to effect the complete liquidation and dissolution of FHIT. FHIT will fulfill all reporting requirements under the 1940 Act, both before and after the Reorganization.

2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF FHIT. FHIT represents and warrants to and agrees with NIF III and the Acquiring Series that:

          (a) FHIT is a business trust validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement.

          (b) FHIT is registered under the 1940 Act as an open-end investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect. FHIT has elected to qualify and has qualified each of the Acquired Series as a regulated investment company under Part I of Subchapter M of the Code as of and since its first taxable year, and each such Acquired Series qualified and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Acquired Series has been a regulated investment company under such sections of the Code (and predecessors of the Code) at all times since its inception.

          (c) The statements of assets and liabilities, including the statements of investments as of October 31, 1996, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for FHIT, such statements having been audited by KPMG Peat Marwick LLP, independent auditors of FHIT, have been furnished to NIF III. Such statements of assets and liabilities fairly present the financial position of FHIT as of such date and such statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there are no known material liabilities of FHIT as of such dates which are not disclosed therein.

          (d) The Prospectus of FHIT dated February 28, 1997, as amended by supplements dated March 17, 1997, March 17, 1997 and September 5, 1997, and its related Statement of Additional Information dated February 28, 1997 (together, the "FHIT Prospectus"), in the form filed under the 1933 Act with the

     Commission and previously furnished to NIF III, did not as of their date and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) Except as may have been previously disclosed to NIF III, there are no material legal, administrative or other proceedings pending or, to the knowledge of FHIT, threatened against FHIT.

          (f) There are no material contracts outstanding to which FHIT is a party, other than as disclosed in the FHIT Prospectus, and there are no such contracts or commitments (other than this Agreement) which will be terminated with liability to FHIT on or prior to the Exchange Date.

          (g) FHIT has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statements of assets and liabilities at October 31, 1996 and those incurred in the ordinary course of FHIT's business as an investment company since that date.

          (h) As used in this Agreement, the term "Investments" shall mean FHIT's investments shown on the statements of assets and liabilities at October 31, 1996 referred to in Section 2(g) hereof, as supplemented with such changes as FHIT shall make after October 31, 1996 in the ordinary course of its business.

          (i) FHIT has filed or will file all federal and state tax returns which, to the knowledge of FHIT's officers, are required to be filed by FHIT and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by FHIT. All tax liabilities of FHIT have been adequately provided for on its books, and no tax deficiency or liability of FHIT has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

          (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 2(1), FHIT will have full right, power and authority to assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to NIF III and the Acquiring Series pursuant to this Agreement. On the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, NIF III and the Acquiring Series will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of FHIT and, except as described in Section 2(k), without any restrictions upon the transfer thereof.

          (k) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of FHIT or NIF III, except as previously disclosed to NIF III by FHIT prior to the date hereof.

          (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FHIT of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or state laws applicable to business trusts.

          (m) The registration statement (the "N-14 Registration Statement") to be filed with the Commission by NIF III on Form N-14 relating to the Acquiring Series Shares issuable hereunder, and the proxy statement of FHIT included therein (the "Proxy Statement"), on the effective date of the N-14 Registration Statement and insofar as they relate to FHIT and the Acquired Series, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 below and on the Exchange Date, the prospectus contained in the N-14 Registration Statement of which the Proxy Statement is a part, as amended or supplemented by any amendments or supplements filed with the Commission by NIF III, (together, the "N-14 Prospectus") insofar as it relates to FHIT and the Acquired Series, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this Section 2(m) shall apply only to statements of fact relating to FHIT and the Acquired Series contained in the N-14 Registration Statement, the N-14 Prospectus or and the Proxy Statement, or omissions to state in any thereof a material fact relating to FHIT or any Acquired Series, as such Registration Statement, N-14 Prospectus and Proxy Statement shall be furnished to FHIT in definitive form as soon as practicable following effectiveness of the N-14 Registration Statement and before any public distribution of the N-14 Prospectus or Proxy Statement.

3. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF NIF III. NIF III represents and warrants to and agrees with FHIT that:

          (a) NIF III is a business trust validly existing under the laws of the State of Ohio and has power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

          (b) NIF III is registered under the 1940 Act as an open-end investment company of the management type. The Acquiring Series expect to qualify as regulated investment companies under Part I of Subchapter M of the Code.

          (c) The Acquiring Series will have no assets or liabilities as of the Valuation Time.

          (d) The final prospectus of each Acquiring Series, expected to be dated as of a date in December, 1997 or January, 1998, and the related Statement of Additional Information for the Acquiring Series to be dated as of such date (together, the "Acquiring Series Prospectus"), in the forms to be filed by NIF III with the Commission, will be furnished to FHIT promptly upon the completion thereof and will not as of their date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of NIF III or its Acquiring Series threatened against NIF III or the Acquiring Series, which assert liability on the part of NIF III or the Acquiring Series.

          (f) There are no material contracts outstanding to which NIF III or the Acquiring Series is a party, other than this Agreement and material contracts disclosed in the N-14 Registration Statement.

          (g) NIF III and the Acquiring Series will file all federal and state tax returns which, to the knowledge of NIF III's officers, are required to be filed by NIF III and the Acquiring Series and will pay all federal and state taxes shown to be due on such returns or on any assessments received by NIF III of the Acquiring Series.

          (h) No consent, approval, authorization or order of any governmental authority is required for the consummation by NIF III or the Acquiring Series of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws or state laws applicable to business trusts.

          (i) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 3(h), NIF III and the Acquiring Series will have full right, power and authority to acquire the Investments and any other assets and assume the liabilities of FHIT to be transferred to the Acquiring Series pursuant to this Agreement.

          (j) The N-14 Registration Statement, the N-14 Prospectus and the Proxy Statement, on the effective date of the N-14 Registration Statement and insofar as they relate to NIF III and the Acquiring Series: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Exchange Date, the N-14 Prospectus, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by FHIT or any Acquired Series for use in the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement.

          (k) NIF III has no plan or intention to issue additional shares of the Acquiring Series following the Reorganization except for shares issued in the ordinary course of NIF III's business as an open-end investment company, nor does NIF III have any plan or intention to redeem or otherwise reacquire any shares of the Acquiring Series issued to FHIT shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business. NIF III will actively continue FHIT's business in the same manner that FHIT conducted it immediately before the Reorganization and has no plan or intention to sell or otherwise dispose of any of the assets to be acquired by NIF III in the Reorganization, except for dispositions made in the course of its business and dispositions necessary to maintain the status of each Acquiring Series as a regulated investment company under Subchapter M of the Code.

          (l) The Acquiring Series Shares to be issued by NIF III have been duly authorized and when issued and delivered by NIF III to FHIT pursuant to this Agreement will be legally and validly issued by NIF III and will be fully paid and nonassessable and no shareholder of NIF III will have any preemptive right of subscription or purchase in respect thereof.

          (m) The issuance of Acquiring Series Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

          (n) Each Acquiring Series, upon filing of its first income tax return at the completion of its first taxable year, will elect to be a regulated investment company and until such time will take all steps necessary to ensure its qualification as a regulated investment company.

4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, NIF III will deliver to FHIT a number of corresponding Acquiring Series Shares having an aggregate net asset value equal to the value of the assets of FHIT acquired by the respective Acquiring Series, less the value of the liabilities of FHIT assumed, determined as hereafter provided in this Section 4.

          (a) The net assets of FHIT and each Acquired Series will be computed as of the Valuation Time, using the valuation procedures set forth in the FHIT Prospectus.


          (b) The net asset value of each of the Acquiring Series Shares will be determined to the nearest full cent as of the Valuation Time, and shall be set at the net asset value per share of the corresponding Acquired Series as of the Valuation Time, provided that the net asset value per share of the NIF III Tax-Free Income Fund shares utilized to acquire the assets and liabilities of FHIT Municipal Bond Fund shall be set at the net asset value per share of the NIF III Tax-Free Income Fund shares utilized to acquire the assets and liabilities of Nationwide Tax-Free Income Fund, a series of Nationwide Investing Foundation II and provided further that in the event NIF III Tax-Free Income Fund does not acquire the assets and liabilities of Nationwide Tax-Free Income Fund, a series of Nationwide Investing Foundation II, the net asset value per share of the NIF III Tax-Free Income Fund shares utilized to acquire the assets and liabilities of FHIT Municipal Bond Fund shall be set at the net asset value per share of FHIT Municipal Bond Fund as of the Valuation Time.


          (c) The Valuation Time shall be 4:00 P.M., Eastern Standard Time, on February 28, 1998, or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

          (d) The Acquiring Series shall issue its Acquiring Series Shares to FHIT on a share deposit receipt registered in the name of FHIT. FHIT shall distribute in liquidation the Acquiring Series Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to NIF III's transfer agent, which will as soon as practicable make such modifications to the accounts for each former FHIT shareholder as may be necessary and appropriate.

          (e) The Acquiring Series shall assume all liabilities of FHIT, whether accrued or contingent, described in subsection l(c) hereof in connection with the acquisition of assets and subsequent dissolution of FHIT or otherwise, except that recourse for assumed liabilities relating to an Acquired Series shall be limited to the corresponding Acquiring Series.

5. EXPENSES, FEES. ETC. Except as set forth below, each of FHIT and NIF III shall be responsible for its respective fees and expenses of the Reorganization; NIF III will be responsible for its organization costs; and FHIT will be responsible for proxy solicitation and other costs associated with the special meeting. Notwithstanding the foregoing, Nationwide Advisory Services, Inc., investment adviser of FHIT and NIF III, will be responsible for 50% of FHIT's and NIF III's fees and expenses of the Reorganization and 50% of FHIT's proxy solicitation and other costs associated with the special meeting.

6. EXCHANGE DATE. Delivery of the assets of FHIT to be transferred, assumption of the liabilities of FHIT to be assumed, and the delivery of Acquiring Series Shares to be issued shall be made at the offices of FHIT, at 9:00 A.M. on March 1, 1998, or at such other time, date, and location agreed to by FHIT and NIF III, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

7.   SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION

          (a) FHIT agrees to call a special meeting of its shareholders as soon as is practicable for the purpose of considering the transfer of all of the assets of FHIT to, and the assumption of all of the liabilities of FHIT by, the Acquiring Series as herein provided, authorizing and approving this Agreement, and authorizing and approving the liquidation and dissolution of FHIT, and it shall be a condition to the obligations of each of the parties hereto that the holders of shares of beneficial interest, par value $1.00 per share, of FHIT shall have approved this Agreement, and the transactions contemplated herein, including the liquidation and dissolution of FHIT, in the manner required by law and FHIT's Amended Declaration of Trust at such a meeting on or before the Valuation Time.


          (b) FHIT agrees that the liquidation and dissolution of FHIT will be effected in the manner provided in FHIT's Amended Declaration of Trust and in accordance with applicable law, and that it will not make any distribution of any Acquiring Series Shares to the shareholders of FHIT without first paying or adequately providing for the payment of all of FHIT's known debts, obligations and liabilities.


          (c) Each of FHIT and NIF III will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1934 Act and 1940 Act and the rules and regulations thereunder to be set forth in the N-14-Registration Statement, including the N-14 Prospectus and N-14 Proxy Statement included therein.

8. CONDITIONS OF FHIT'S OBLIGATIONS. The obligations of FHIT hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of FHIT, shall have been approved by the trustees and shareholders of FHIT in the manner required by law.

          (b) NIF III shall have executed and delivered to FHIT an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Series will assume all of the liabilities, expenses, costs, charges and reserves of FHIT, contingent or otherwise, including liabilities existing at the Valuation Time and described in Section 1(c) hereof in connection with the transactions contemplated by this Agreement; provided that recourse for assumed liabilities relating to an Acquired Series shall be limited to the corresponding Acquiring Series.

          (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of NIF III made in this Agreement are true and correct in all material respects as if made at and as of such dates, NIF III and the Acquiring Series have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and NIF III shall have furnished to FHIT a statement, dated the Exchange Date, signed by NIF III's Chairman and Treasurer (or other financial officer) certifying those facts as of such dates.

          (d) There shall not be any material litigation pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (e) FHIT shall have received an opinion of Druen, Dietrich, Reynolds & Koogler in form reasonably satisfactory to FHIT, and dated the Exchange Date, to the effect that (i) NIF III is a business trust validly existing under the laws of the State of Ohio, (ii) the Acquiring Series Shares to be delivered to FHIT as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by NIF III and no shareholder of NIF III has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by NIF III, and assuming due authorization, execution and delivery of this Agreement by FHIT, is a valid and binding obligation of NIF III, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate NIF III's Declaration of Trust or its By-Laws or any provision of any agreement known to such counsel to which NIF III or the Acquiring Series is a party or by which it is bound, (v) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIF III or the Acquiring Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws or as may be required under state laws applicable to business trusts laws. In rendering such opinion Druen, Dietrich, Reynolds & Koogler may rely on certain reasonable assumptions and certifications of fact received from NIF III and its officers.

          (f) FHIT shall have received an opinion of Baker & Hostetler LLP addressed to FHIT, NIF III and each Acquiring Series and in a form reasonably satisfactory to FHIT dated the Exchange Date, with respect to the matters specified in Section 9(e) of this Agreement. In rendering such opinion Baker & Hostetler LLP may rely on certain reasonable assumptions and certifications of fact received from NIF III, FHIT and certain of its shareholders.

          (g) All necessary proceedings taken by NIF III in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to FHIT, Druen, Dietrich, Reynolds & Koogler and Baker & Hostetler LLP.

          (h) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of FHIT, contemplated by the Commission or any state regulatory authority.

          (i) NIF III and FHIT shall have received from the Commission, if necessary, a written order of exemption, satisfactory in form and substance to NIF III and FHIT, exempting the Reorganization from the provisions of
     Section 17(a) of the 1940 Act.


          (j) The Agreement and Plan of Reorganization dated as of November 24, 1997 between Nationwide Investing Foundation, a Michigan business trust ("NIF"), and NIF III shall have been approved by the shareholders of NIF as required by law and all other conditions in such agreement shall have been satisfied as of the Exchange Date.


9. CONDITIONS OF NIF III'S OBLIGATIONS. The obligations of NIF III and the Acquiring Series hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of FHIT, shall have been approved by the trustees and shareholders of FHIT in the manner required by law.

          (b) As of the Valuation Time and as of the Exchange Date, all representations and warranties of FHIT made in this Agreement are true and correct in all material respects as if made at and as of such dates, FHIT has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and FHIT shall have furnished to NIF III a statement, dated the Exchange Date, signed by FHIT's Chairman and Treasurer (or other financial officer) certifying those facts as of such dates.

          (c) There shall not be any material litigation pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (d) NIF III shall have received an opinion of Druen, Dietrich, Reynolds & Koogler, in form reasonably satisfactory to NIF III and dated the Exchange Date, to the effect that (i) FHIT is a business trust validly existing under the laws of the Commonwealth of Massachusetts, (ii) this Agreement has been duly authorized, executed and delivered by FHIT and, assuming due authorization, execution and delivery of this Agreement by NIF III, is a valid and binding obligation of FHIT, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (iii) FHIT has power to assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, FHIT will have duly assigned, conveyed, transferred and delivered such Investments and other assets to NIF III, (iv) the execution and delivery of this Agreement did not and the consummation of the transactions contemplated hereby will not, violate FHIT's Amended Declaration of Trust or its Amended Bylaws, as amended, or any provision of any agreement known to such counsel to which FHIT is a party or by which it is bound, and (v) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FHIT of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws or state laws applicable to business trusts. In rendering such opinion, Druen, Dietrich, Reynolds & Koogler may rely upon certain reasonable and customary assumptions and certifications of fact received from FHIT and its officers.


          (e) NIF III shall have received an opinion of Baker & Hostetler LLP, addressed to NIF III, each Acquiring Series and FHIT, in form reasonably satisfactory to NIF III and dated the Exchange Date, to the effect that for Federal income tax purposes (i) the transfer of all or substantially all of Acquired Series' assets in exchange for the Acquiring Series Shares followed by the distribution of the Acquiring Series Shares to the shareholders of the Acquired Series and the assumption by the Acquiring Series of the liabilities of Acquired Series will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Acquiring Series and Acquired Series is a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Acquired Series upon the transfer of the assets of the Acquired Series in exchange for Acquiring Series Shares and the assumption by the Acquiring Series of the liabilities of Acquired Series or upon the distribution of Acquiring Series Shares by Acquired Series to its shareholders in liquidation; (iii) no gain or loss will be recognized by the shareholders of Acquired Series upon the exchange of their shares for Acquiring Series Shares, (iv) the basis of the Acquiring Series Shares an Acquired Series shareholder receives in connection with the Reorganization will be the same as the basis of his or her shares exchanged therefor; (v) an Acquired Series shareholder's holding period for his or her Acquiring Series Shares will be determined by including the period for which he or she held Acquired Series Shares exchanged therefor, provided that he or she held such Shares as capital assets; (vi) no gain or loss will be recognized by the Acquiring Series upon the receipt of the assets of the corresponding Acquired Series in exchange for Acquiring Series Shares and the assumption by the Acquiring Series of the liabilities of the corresponding Acquired Series (vii) the basis in the hands of the Acquiring Series of the assets of the corresponding Acquired Series transferred to the Acquiring Series will be the same as the basis of the assets in the hands of the corresponding Acquired Series immediately prior to the transfer and (viii) the Acquiring Series' holding periods of the assets of the corresponding Acquired Series will include the period for which such assets of the corresponding Acquired Series were held by the corresponding Acquired Series. In rendering such opinion, Baker & Hostetler LLP may rely upon certain reasonable and customary assumptions and certifications of fact received from NIF III, FHIT, and certain of its shareholders.


          (f) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of NIF III, contemplated by the Commission or any state regulatory authority.

          (g) All necessary proceedings taken by FHIT in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to NIF III, Druen Dietrich, Reynolds & Koogler and Baker & Hostetler LLP.

          (h) Prior to the Exchange Date, each Acquired Series shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended October 31, 1997 and the short taxable year beginning on November 1, 1997 and ending on the Valuation Time (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended October 31, 1997 and the short taxable year beginning November 1, 1997 and ending on the Valuation Time (after reduction for any capital loss carryover).

          (i) FHIT shall have duly executed and delivered to NIF III a bill of sale, assignment, certificate and other instruments of transfer ("Transfer Documents") as NIF III may deem necessary or desirable to transfer all of FHIT's entire right, title and interest in and to the Investments and all other assets of FHIT to the Acquiring Series.

          (j) NIF III and FHIT shall have received from the Commission, if necessary, a written order of exemption, satisfactory in form and substance to NIF III and FHIT, exempting the Reorganization from the provisions of
     Section 17(a) of the 1940 Act.


          (k) The Agreement and Plan of Reorganization dated as of November 24, 1997 between Nationwide Investing Foundation, a Michigan business trust ("NIF"), and NIF III shall have been approved by the shareholders of NIF as required by law and all other conditions in such agreement shall have been satisfied as of this Exchange Date.


10. TERMINATION. NIF III and FHIT may, by mutual consent of their respective trustees, terminate this Agreement, and NIF III or FHIT, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees may, subject to Section 11 of this Agreement, waive any condition to their respective obligations hereunder.

11. SOLE AGREEMENT; GOVERNING LAW; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and shall be construed in accordance with and governed by the laws of the State of Ohio.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officer of NIF III and FHIT; provided, however, that following the special meeting of FHIT's shareholders called by FHIT pursuant to Section 7 of this Agreement, no such amendment may have the effect of altering or changing the amount or kind of shares received by FHIT, or altering or changing to any material extent the amount or kind of liabilities assumed by NIF III and the Acquiring Series, or altering or changing any other terms and conditions of the Reorganization if any of the alterations or changes, alone or in the aggregate, would materially adversely affect FHIT's shareholders without their further approval.

     This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                                          FINANCIAL HORIZONS INVESTMENT TRUST

                                          By      /s/ JAMES F. LAIRD, JR.
                                            ------------------------------------

                                          NATIONWIDE INVESTING FOUNDATION III

                                          By      /s/ CHRISTOPHER A. CRAY
                                            ------------------------------------

PROXY


                      FINANCIAL HORIZONS INVESTMENT TRUST

                                  GROWTH FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of FINANCIAL
    HORIZONS INVESTMENT TRUST (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held
    Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

PROXY


                      FINANCIAL HORIZONS INVESTMENT TRUST

                               CASH RESERVE FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of FINANCIAL
    HORIZONS INVESTMENT TRUST (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held
    Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

PROXY


                      FINANCIAL HORIZONS INVESTMENT TRUST

                              GOVERNMENT BOND FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of FINANCIAL
    HORIZONS INVESTMENT TRUST (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held
    Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

PROXY


                      FINANCIAL HORIZONS INVESTMENT TRUST

                              MUNICIPAL BOND FUND

    THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST


    The undersigned hereby appoints Craig Carver, Chris Cray and Craig Alvey, and each of them, with full power of substitution, proxies to vote and act with respect to all Shares of the above named Fund (the "Fund") of FINANCIAL
    HORIZONS INVESTMENT TRUST (the "Trust"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Trust to be held
    Monday, February 16, 1998, in Jeffers Auditorium, One Nationwide Plaza,
    Columbus, Ohio, at 2:00 P.M. E.S.T. and at any and all adjournments thereof, on the proposal listed on the reverse side and any other matters that may properly come before the meeting.

    The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the meeting.

    The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated January __, 1998, and the Combined Prospectus/Proxy
    Statement attached thereto.

                                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                                APPEARS ON THIS PROXY CARD.

                                          If the certificate or certificates are
                                          registered in joint name, both parties
                                          must sign the proxy. If the
                                          registration is as attorney, executor,
                                          administrator, trustee, or guardian,
                                          please sign full title as such.



                                          DATED: _______________________________


                                          ______________________________________
                                                 (Signature of Shareholder)


                                          ______________________________________
                                                 (Signature of Shareholder)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. If no instructions are given, this proxy will be voted FOR the following proposal. Please mark your vote in the box below using blue or black ink.

Example: [X]

(1) To approve the Agreement and Plan of Reorganization

FOR [ ]        AGAINST [ ]         ABSTAIN [ ]


                      PLEASE DATE, SIGN AND MAIL PROMPTLY

                       STATEMENT OF ADDITIONAL INFORMATION


                             NATIONWIDE GROWTH FUND
                         NATIONWIDE MID CAP GROWTH FUND
                                 NATIONWIDE FUND
                              NATIONWIDE BOND FUND
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                         NATIONWIDE TAX-FREE INCOME FUND
                          NATIONWIDE MONEY MARKET FUND

                                 Eight Funds of
                       NATIONWIDE INVESTING FOUNDATION III


         This Statement of Additional Information is not a prospectus and contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statements (the "Prospectuses") of Nationwide Investing Foundation III (the "Trust") dated January __, 1998, relating to the transfer of assets from Nationwide Growth Fund, Nationwide Fund, Nationwide Bond Fund and Nationwide Money Market Fund of Nationwide Investing Foundation ("NIF"), Nationwide Tax-Free Income Fund and Nationwide U.S. Government Income Fund of Nationwide Investing Foundation II ("NIF II"), and the Growth Fund, the Cash Reserve Fund, the Government Bond Fund and the Municipal Bond Fund of Financial Horizons Investment Trust ("FHIT") (collectively the "Acquired Funds") to Nationwide Growth Fund, Nationwide Mid-Cap Growth Fund, Nationwide Fund, Nationwide Bond Fund, Nationwide Long-Term U.S. Government Bond Fund, Nationwide Intermediate U.S. Government Bond Fund, Nationwide Tax-Free Income Fund and Nationwide Money Market Fund of Nationwide Investing Foundation III (collectively the "Acquiring Funds") in the manner described in the Prospectuses. The Statements of Additional Information for the Acquired Funds each dated February 28, 1997, the Statement of Additional Information for the Acquiring Funds dated January __, 1998, and the Annual Reports for the Acquired Funds as of October 31, 1997, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectuses. This Statement of Additional Information should be read in conjunction with the Prospectuses. Copies of the January __, 1998 Prospectuses may be obtained, without charge, by writing the Trust, Three Nationwide Plaza, Columbus, Ohio 43215, or by calling 1-800-848-0920.

         The date of this Statement of Additional Information is January __,
1998.

                                TABLE OF CONTENTS

PRO FORMA ADJUSTMENT INFORMATION FOR CERTAIN
ACQUIRED AND ACQUIRING FUNDS                                         B-3

FINANCIAL STATEMENTS OF CERTAIN OF THE ACQUIRED
AND ACQUIRING FUNDS ON A PRO FORMA BASIS FOR THE
YEAR ENDED OCTOBER 31, 1997                                          B-6

                             NATIONWIDE GROWTH FUND,
                    NATIONWIDE FUND AND NATIONWIDE BOND FUND
                                  of the Trust

                                       and

                             NATIONWIDE GROWTH FUND,
                    NATIONWIDE FUND AND NATIONWIDE BOND FUND
                                     of NIF

         Each of Nationwide Growth Fund, Nationwide Fund and Nationwide Bond Fund of the Trust (collectively, the "NIF Acquiring Funds") propose to acquire all of the assets and liabilities of Nationwide Growth Fund, Nationwide Fund and Nationwide Bond Fund (collectively, the "NIF Acquired Funds"), respectively, of NIF. Because none of the NIF Acquiring Funds will have any assets or liabilities prior to the Reorganization (as that term is defined in the Prospectuses) and because the assets and liabilities of the NIF Acquired Funds immediately after the Reorganization will constitute all or substantially all of the assets and liabilities of the NIF Acquiring Funds and the NIF Acquiring Funds will be deemed the survivors of the corresponding NIF Acquired Funds for accounting purposes, full pro forma financial statements of the NIF Acquiring Funds reflecting the effects of the Reorganization are not provided. However, the following table sets forth those fees, on a pro forma basis, which the NIF Acquiring Funds would have incurred for the fiscal year ended October 31, 1997 had the Reorganization been completed as of November 1, 1996. Said another way, the purpose of the following table is to set forth the material differences in fees between the NIF Acquiring Funds and the NIF Acquired Funds on a pro forma basis based upon the fiscal year of the NIF Acquired Funds ended October 31, 1997.



====================================================================================================================================
Fund            Manage-              Manage-              Rule 12b-          Rule 12b-           Admini-          Admini-
                ment Fee             ment Fee             1 Fee              1 Fee               stration         stration
                10/31/97             Pro Forma            10/31/97           Pro Forma           Fee              Fee
                                                                                                 10/31/97         Pro
                                                                                                                  Forma
------------------------------------------------------------------------------------------------------------------------------------
Nation-         $3,750,599           $4,375,689                  $0                 $0                 $0         $425,060
wide
Growth
Fund
------------------------------------------------------------------------------------------------------------------------------------
Nation-         $5,938,011           $6,844,312                  $0                 $0                 $0         $625,041
wide
Fund
------------------------------------------------------------------------------------------------------------------------------------
Nation-         $629,068             $629,068                    $0                 $0                 $0         $88,069
wide
Bond
Fund
====================================================================================================================================

                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                  of the Trust

                                       and

                     NATIONWIDE U.S. GOVERNMENT INCOME FUND
                                    of NIF II

         Nationwide Intermediate U.S. Government Bond Fund of the Trust (the "NIF II Acquiring Fund") proposes to acquire all of the assets and liabilities of Nationwide U.S. Government Income Fund (the "NIF II Acquired Fund") of NIF
II. Because the NIF II Acquiring Fund will have no assets or liabilities prior to the Reorganization (as that term is defined in the Prospectuses) and because the assets and liabilities of the NIF II Acquired Fund immediately after the Reorganization will constitute all or substantially all of the assets and liabilities of the NIF II Acquiring Fund and the NIF II Acquiring Fund will be deemed the survivor of the NIF II Acquired Fund for accounting purposes, full pro forma financial statements of the NIF II Acquiring Fund reflecting the effects of the Reorganization are not provided. However, the following table sets forth those fees, on a pro forma basis, which the NIF II Acquiring Fund would have incurred for the fiscal year ended October 31, 1997 had the Reorganization been completed as of November 1, 1996. Said another way, the purpose of the following table is to set forth the material differences in fees between the NIF II Acquiring Fund and the NIF II Acquired Fund on a pro forma basis based upon the fiscal year of the NIF II Acquired Funds ended October 31, 1997.



================================================================================================================================
Fund                 Manage-             Manage-            Rule             Rule              Administr-         Administr-
                     ment Fee            ment Fee           12b-1            12b-1             ation Fee          ation Fee
                     10/31/97            Pro Forma          Fee              Fee               10/31/97           Pro Forma
                                                            10/31/97         Pro
                                                                             Forma
--------------------------------------------------------------------------------------------------------------------------------
Nationwide           $256,016            $196,955           $137,861               $0                 $0          $27,574
Intermedi-
ate U.S.
Govern-
ment
Income
Fund
================================================================================================================================

                       NATIONWIDE MID CAP GROWTH FUND AND
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                                  of the Trust

                                       and

                      GROWTH FUND AND GOVERNMENT BOND FUND
                                     of FHIT

         Each of Nationwide Mid Cap Growth Fund and Nationwide Long-Term U.S. Government Bond Fund of the Trust (collectively, the "FHIT Acquiring Funds") propose to acquire all of the assets and liabilities of the Growth Fund and the Government Bond Fund, respectively, of FHIT (collectively, the "FHIT Acquired Funds"). Because none of the FHIT Acquiring Funds will have any assets or liabilities prior to the Reorganization (as that term is defined in the Prospectuses) and because the assets and liabilities of the FHIT Acquired Funds immediately after the Reorganization will constitute all or substantially all of the assets and liabilities of the FHIT Acquiring Funds and the FHIT Acquiring Funds will be deemed the survivors of the corresponding FHIT Acquired Funds for accounting purposes, full pro forma financial statements of the FHIT Acquiring Funds reflecting the effects of the Reorganization are not provided. However, the following table sets forth those fees, on a pro forma basis, which the FHIT Acquiring Funds would have incurred for the fiscal year ended October 31, 1997 had the Reorganization been completed as of November 1, 1996. Said another way, the purpose of the following table is to set forth the material differences in fees between the FHIT Acquiring Funds and the FHIT Acquired Funds on a pro forma basis based upon the fiscal year of the FHIT Acquired Funds ended October 31, 1997.



==================================================================================================================================
Fund                 Manage-             Manage-            Rule             Rule 12b-           Administr          Administr
                     ment Fee            ment Fee           12b-1            1 Fee               ation Fee          ation Fee
                     10/31/97            Pro Forma          Fee              Pro Forma           10/31/97           Pro
                                                            10/31/97                                                Forma
----------------------------------------------------------------------------------------------------------------------------------
Nation-              $63,883             $58,976            $73,712                 $0                  $0          $6,880
wide Mid
Cap
Growth
Fund
----------------------------------------------------------------------------------------------------------------------------------
Nationwide           $343,259            $264,045           $396,061                $0                  $0          $36,966
Long Term
U.S. Gov-
ernment
Bond Fund
==================================================================================================================================

                          NATIONWIDE MONEY MARKET FUND
                                  of the Trust

                          NATIONWIDE MONEY MARKET FUND
                                     of NIF

                                CASH RESERVE FUND
                                     of FHIT

                          -----------------------------

         The accompanying unaudited Pro Forma Financial Statements consisting of a Combined Statement of Investments, Statement of Assets and Liabilities and Statements of Operations reflect the combined accounts of Nationwide Money Market Fund of NIF and Cash Reserve Fund of FHIT at and for the period ended October 31, 1997. These statements have been derived from such Funds' books and records utilized in calculating daily net asset values at October 31, 1997.

NATIONWIDE INVESTING FOUNDATION (NIF) MONEY MARKET FUND AND                                          (Unaudited)
         FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) CASH RESERVE FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

                                                   CANADIAN OBLIGATIONS (3.4%)
                                                   ---------------------------
                                                   British Columbia (Providence Of)
     $       -     $    8,325,000   $ 8,325,000       5.47%, 01/26/98                   $       -     $ 8,216,215     $ 8,216,215
                                                   Canadian Treasury Bills
             -          7,714,000     7,714,000       5.43%, 11/14/97                           -       7,698,874       7,698,874
                                                   Canadian Wheat Board
             -          2,900,000     2,900,000       5.50%, 12/15/97                           -       2,880,506       2,880,506
             -          5,000,000     5,000,000       5.50%, 12/16/97                           -       4,965,625       4,965,625
                                                   Export Development Corp.
             -          4,500,000     4,500,000       5.56%, 01/22/98                           -       4,443,010       4,443,010
                                                                                       -------------------------------------------
                                                   TOTAL CANADIAN OBLIGATIONS                   -      28,204,230      28,204,230
                                                                                       -------------------------------------------


                                                   COMMERCIAL PAPER (92.7%)
                                                   ------------------------
                                                   AGRICULTURE/SUPPLIES (0.9%)
                                              -    Deere & Co.
             -          7,029,000     7,029,000       5.51%, 11/05/97                           -       7,024,697       7,024,697
                                              -    John Deere Capital Corp.
       116,000                  -       116,000       5.48%, 11/26/97                     115,559               -         115,559
                                                                                       -------------------------------------------
                                                                                          115,559       7,024,697       7,140,256
                                                                                       -------------------------------------------

                                                   AUTO/FINANCE (7.1%)
                                                   Ford Motor Credit Co.
             -          1,995,000     1,995,000       5.49-5.52%, 11/04/97                      -       1,994,087       1,994,087
       160,000                  -       160,000       5.49%, 11/07/97                     159,854               -         159,854
             -          4,000,000     4,000,000       5.50%, 11/21/97                           -       3,987,778       3,987,778
             -          3,000,000     3,000,000       5.48%, 11/26/97                           -       2,988,583       2,988,583
             -         10,000,000    10,000,000       5.51%, 01/06/98                           -       9,898,983       9,898,983
             -          3,000,000     3,000,000       5.53%, 01/13/98                           -       2,966,359       2,966,359
             -          5,500,000     5,500,000       5.56%, 01/20/98                           -       5,432,044       5,432,044


 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                          (unaudited)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

                                                   General Motors Acceptance Corp.
             -        6,060,000         6,060,000     5.55%, 11/19/97                         -        6,043,184       6,043,184
             -        6,497,000         6,497,000     5.54%, 11/25/97                         -        6,473,004       6,473,004
             -       13,908,000        13,908,000     5.54%, 12/12/97                         -       13,820,248      13,820,248
             -        4,923,000         4,923,000     5.54-5.59%, 12/18/97                    -        4,887,393       4,887,393
                                                                                        -----------------------------------------
                                                                                        159,854       58,491,663      58,651,517
                                                                                        -----------------------------------------
                                                   BANKS (9.7%)
                                                   Banc One Corp.
             -       10,000,000        10,000,000     5.50%, 11/21/97                         -        9,969,444       9,969,444
             -        1,930,000         1,930,000     5.51%, 11/26/97                         -        1,922,615       1,922,615
             -        7,140,000         7,140,000     5.51%, 12/02/97                         -        7,106,123       7,106,123
             -        2,114,000         2,114,000     5.53%, 12/18/97                         -        2,098,738       2,098,738
                                                   CoreStates Capital Corp.
       132,000        5,000,000         5,132,000     5.51%, 11/03/97                   131,959        4,998,470       5,130,429
                                                   J.P. Morgan & Co.
       122,000                -           122,000     5.49%, 11/21/97                   121,628                -         121,628
             -        5,000,000         5,000,000     5.50%, 11/14/97                         -        4,990,070       4,990,070
                                                   National City Credit Corp.
             -        3,000,000         3,000,000     5.51%, 11/04/97                         -        2,998,623       2,998,623
             -        8,000,000         8,000,000     5.51%, 11/10/97                         -        7,988,980       7,988,980
             -        3,000,000         3,000,000     5.52%, 11/12/97                         -        2,994,940       2,994,940
             -       10,000,000        10,000,000     5.53-5.55%, 12/01/97                    -        9,953,917       9,953,917
             -        5,000,000         5,000,000     5.51%, 12/08/97                         -        4,971,685       4,971,685
       160,000                -           160,000     5.51%, 12/09/97                   159,069                -         159,069
             -        5,000,000         5,000,000     5.50%, 12/19/97                         -        4,963,333       4,963,333
                                                   SunTrust Banks, Inc.
             -        5,000,000         5,000,000     5.57%,  01/08/98                        -        4,947,394       4,947,394
       160,000                -           160,000     5.53%,  11/20/97                  159,533                -         159,533
                                                   Toronto-Dominion USA
             -       10,000,000        10,000,000     5.52-5.54%, 01/07/98                    -        9,897,267       9,897,267
                                                                                        --------------------------------------------
                                                                                        572,189       79,801,597      80,373,786
                                                                                        --------------------------------------------

                                                   BROKER-DEALERS (11.0%)
                                                   Bear Stearns Company

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                          (unaudited)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

             -        5,000,000      5,000,000       5.52%, 11/03/97                           -       4,998,467       4,998,467
             -       14,000,000     14,000,000       5.51-5.52%, 11/26/97                      -      13,946,368      13,946,368
             -        4,000,000      4,000,000       5.50%, 12/09/97                           -       3,977,152       3,977,152
       140,000                -        140,000       5.52%, 12/08/97                     139,206               -         139,206
             -        2,603,000      2,603,000       5.52%, 12/16/97                           -       2,585,039       2,585,039
             -        5,000,000      5,000,000       5.60%,  01/09/98                          -       4,946,333       4,946,333
                                                  Goldman Sachs Group
             -        6,221,000      6,221,000       5.49-5.52%, 11/17/97                      -       6,205,778       6,205,778
             -       15,053,000     15,053,000       5.50%, 11/18/97                           -      15,013,904      15,013,904
       142,000                -        142,000       5.50%, 11/14/97                     141,718               -         141,718
                                                  Merrill Lynch & Co., Inc.
       162,000                -        162,000       5.50%, 11/03/97                     161,951               -         161,951
             -        4,000,000      4,000,000       5.53%, 11/19/97                           -       3,988,940       3,988,940
             -        5,500,000      5,500,000       5.50-5.53%, 12/12/97                      -       5,465,361       5,465,361
             -        5,000,000      5,000,000       5.53%, 01/05/98                           -       4,950,076       4,950,076
             -        8,000,000      8,000,000       5.57-5.61%, 01/12/98                      -       7,910,640       7,910,640
             -        4,400,000      4,400,000       5.60%, 01/16/98                           -       4,347,982       4,347,982
             -        2,000,000      2,000,000       5.55%, 02/05/98                           -       1,970,400       1,970,400
                                                  Smith Barney, Inc.
             -       10,000,000     10,000,000       5.51%, 11/12/97                           -       9,983,164       9,983,164
                                                                                        -----------------------------------------
                                                                                         442,875      90,289,604      90,732,479
                                                                                        -----------------------------------------

                                                  CHEMICALS (4.1%)
                                                  Monsanto Co.
             -        3,000,000      3,000,000       5.50-5.53%, 11/05/97                      -       2,998,167       2,998,167
             -        2,000,000      2,000,000       5.51%, 11/12/97                           -       1,996,633       1,996,633
             -       10,000,000     10,000,000       5.50%, 12/03/97                           -       9,951,111       9,951,111
             -       13,450,000     13,450,000       5.48-5.49%, 12/04/97                      -      13,382,390      13,382,390
             -        3,750,000      3,750,000       5.50%, 12/08/97                           -       3,728,802       3,728,802
                                                  PPG Industries, Inc.
       130,000        1,374,000      1,504,000       5.47-5.55%, 11/24/97                129,546       1,369,198       1,498,744
                                                                                        -----------------------------------------
                                                                                         129,546      33,426,301      33,555,847
                                                                                        -----------------------------------------

                                                  CONSUMER SALES FINANCE (14.3%)

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                          (unaudited)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

                                                  American Express Credit Corp.
             -     10,000,000       10,000,000       5.51%, 11/06/97                           -        9,992,347       9,992,347
             -      5,469,000        5,469,000       5.51%, 11/14/97                           -        5,458,118       5,458,118
       156,000              -          156,000       5.49%, 12/01/97                     155,286                -         155,286
             -      1,291,000        1,291,000       5.53%, 12/18/97                           -        1,281,679       1,281,679
                                                  Associates Corp. of North America
             -      6,010,000        6,010,000       5.48%, 11/04/97                           -        6,007,256       6,007,256
             -      5,000,000        5,000,000       5.51%, 11/05/97                           -        4,996,939       4,996,939
             -      5,000,000        5,000,000       5.51%, 01/05/98                           -        4,950,257       4,950,257
             -      3,915,000        3,915,000       5.55%, 01/09/98                           -        3,873,354       3,873,354
                                                  Avco Financial Services,  Inc.
             -      9,060,000        9,060,000       5.57%, 02/05/98                           -        8,925,429       8,925,429
                                                  Beneficial Corp.
             -     14,737,000       14,737,000       5.51%, 12/01/97                           -       14,669,333      14,669,333
             -      7,000,000        7,000,000       5.49%, 12/17/97                           -        6,950,895       6,950,895
                                                  Commercial Credit Corp.
       160,000              -          160,000       5.51%, 11/12/97                     159,731                -         159,731
             -     10,000,000       10,000,000       5.50%, 11/20/97                           -        9,970,972       9,970,972
             -      3,042,000        3,042,000       5.49%, 11/24/97                           -        3,031,330       3,031,330
             -     10,000,000       10,000,000       5.48%, 12/09/97                           -        9,942,156       9,942,156
             -      6,000,000        6,000,000       5.50%, 12/24/97                           -        5,951,417       5,951,417
                                                  Norwest Financial Inc.
       116,000      6,412,000        6,528,000       5.51%, 11/03/97                     115,964        6,410,037       6,526,001
             -     10,000,000       10,000,000       5.48%, 11/19/97                           -        9,972,600       9,972,600
             -      5,000,000        5,000,000       5.50-5.54%, 12/17/97                      -        4,964,861       4,964,861
                                                                                        ------------------------------------------
                                                                                         430,981      117,348,980     117,779,961
                                                                                        ------------------------------------------
                                                  CORPORATE CREDIT UNIONS (2.4%)
                                                  U.S. Central Credit Union
             -     15,000,000       15,000,000       5.49%, 12/15/97                           -       14,900,388      14,900,388
             -      5,000,000        5,000,000       5.495%, 01/16/98                          -        4,941,997       4,941,997
                                                                                        ------------------------------------------
                                                                                               -       19,842,385      19,842,385
                                                                                        ------------------------------------------

                                                  DATA SERVICES (3.6%)
                                                  First Data Corp.

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                          (unaudited)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

             -     12,652,000       12,652,000       5.51%, 11/25/97                            -     12,605,525      12,605,525
       162,000      7,000,000        7,162,000       5.51%, 12/09/97                      161,058      6,959,287       7,120,345
             -      2,000,000        2,000,000       5.55%, 01/13/98                            -      1,977,492       1,977,492
             -      8,000,000        8,000,000       5.59%, 02/24/98                            -      7,857,144       7,857,144
                                                                                        -----------------------------------------
                                                                                          161,058     29,399,448      29,560,506
                                                                                        -----------------------------------------

                                                  DIVERSIFIED FINANCE (3.6%)
                                                  General Electric Capital Corp.
             -      7,000,000        7,000,000       5.52%, 11/07/97                            -      6,993,560       6,993,560
             -      5,000,000        5,000,000       5.52%, 11/12/97                            -      4,991,567       4,991,567
             -      4,000,000        4,000,000       5.49%, 11/19/97                            -      3,989,020       3,989,020
             -      5,115,000        5,115,000       5.53-5.57%, 11/21/97                       -      5,099,172       5,099,172
       144,000              -          144,000       5.50%, 12/03/97                      143,296              -         143,296
             -      3,000,000        3,000,000       5.55%, 01/13/98                            -      2,966,238       2,966,238
             -      3,000,000        3,000,000       5.56-5.54%, 01/09/98                       -      2,968,145       2,968,145
             -      3,000,000        3,000,000       5.60%, 03/19/98                            -      2,935,600       2,935,600
                                                                                        -----------------------------------------
                                                                                          143,296     29,943,302      30,086,598
                                                                                        -----------------------------------------

                                                  ENTERTAINMENT (0.5%)
                                                  Walt Disney Company
       150,000              -          150,000       5.50%, 11/04/97                      149,931              -         149,931
             -      3,814,000        3,814,000       5.52%, 01/02/98                            -      3,777,742       3,777,742
                                                                                        -----------------------------------------
                                                                                          149,931      3,777,742       3,927,673
                                                                                        -----------------------------------------

                                                  FINANCIAL SERVICE/UTILITIES (2.6%)
                                                  National Rural Utilities Cooperative Finance Corp.
             -      5,000,000        5,000,000       5.48%, 11/10/97                            -      4,993,150       4,993,150
       163,000              -          163,000       5.50%, 11/18/97                      162,577              -         162,577
             -      7,887,000        7,887,000       5.53%, 12/02/97                            -      7,849,714       7,849,714
             -      5,000,000        5,000,000       5.51%, 12/05/97                            -      4,973,981       4,973,981
             -      2,800,000        2,800,000       5.52-5.58%, 01/08/98                       -      2,770,488       2,770,488
             -      1,000,000        1,000,000       5.54-5.58%, 01/12/98                       -        988,840         988,840
                                                                                        -----------------------------------------
                                                                                          162,577     21,576,173      21,738,750
                                                                                        -----------------------------------------

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                          (unaudited)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

                                                  FOOD & BEVERAGES (10.0%)
                                                  CPC International, Inc.
        -           5,000,000        5,000,000       5.52%, 11/10/97                          -        4,993,176       4,993,176
        -           9,000,000        9,000,000       5.49-5.50%, 11/13/97                     -        8,983,506       8,983,506
        -           7,000,000        7,000,000       5.50%, 12/11/97                          -        6,957,222       6,957,222
                                                  Campbell Soup 144-A *
        -           5,000,000        5,000,000       5.46%, 12/22/97                          -        4,961,325       4,961,325
                                                  Campbell Soup Co.
        -           4,000,000        4,000,000       5.49%, 11/04/97                          -        3,998,170       3,998,170
        -           1,540,000        1,540,000       5.51%, 12/09/97                          -        1,531,043       1,531,043
        -          10,000,000       10,000,000       5.48%, 12/19/97                          -        9,926,933       9,926,933
        -           5,000,000        5,000,000       5.52%, 01/07/98                          -        4,948,633       4,948,633
                                                  Heinz "H.J." Co.
        -           4,000,000        4,000,000       5.48%, 11/17/97                          -        3,990,258       3,990,258
        -          10,990,000       10,990,000       5.48%, 11/18/97                          -       10,961,560      10,961,560
        -           5,000,000        5,000,000       5.50%, 11/24/97                          -        4,982,431       4,982,431
        -           1,300,000        1,300,000       5.52%, 12/05/97                          -        1,293,223       1,293,223
                                                  McDonalds Corp.
        -          10,000,000       10,000,000       5.52%, 11/04/97                          -        9,995,400       9,995,400
                                                  Sysco Corp.
        -           5,000,000        5,000,000       5.52%, 11/18/97                          -        4,986,967       4,986,967
                                                                                        -----------------------------------------
                                                                                              -       82,509,847      82,509,847
                                                                                        -----------------------------------------

                                                  HEAVY EQUIPMENT/FINANCE (3.8%)
                                                  Caterpillar Financial Services, Inc.
        -          12,000,000       12,000,000       5.52%, 11/07/97                          -       11,988,960      11,988,960
        -           2,500,000        2,500,000       5.53%, 11/14/97                          -        2,495,008       2,495,008
        -          12,000,000       12,000,000       5.49-5.52%, 11/17/97                     -       11,970,720      11,970,720
  150,000           5,000,000        5,150,000       5.49-5.50%, 11/18/97               149,610        4,987,038       5,136,648
                                                                                        -----------------------------------------
                                                                                        149,610       31,441,725      31,591,335
                                                                                        -----------------------------------------

                                                  INSURANCE (4.2%)
                                                  MetLife Funding, Inc.
        -           4,000,000        4,000,000       5.49%, 11/05/97                          -        3,997,560       3,997,560

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                          (unaudited)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

             -      8,000,000        8,000,000       5.50%, 11/06/97                          -        7,993,889       7,993,889
             -      3,000,000        3,000,000       5.51%, 11/21/97                          -        2,990,817       2,990,817
             -      3,000,000        3,000,000       5.48%, 12/02/97                          -        2,985,843       2,985,843
             -     10,000,000       10,000,000       5.48%, 12/05/97                          -        9,948,244       9,948,244
       100,000              -          100,000       5.49%, 12/09/97                     99,420                -          99,420
                                                  Old Republic Capital Corp.
             -      7,000,000        7,000,000       5.50%, 12/11/97                          -        6,957,870       6,957,870
                                                                                        -----------------------------------------
                                                                                         99,420       34,874,224      34,973,644
                                                                                        -----------------------------------------

                                                  MISCELLANEOUS MANUFACTURING (1.2%)
                                                  Illinois Tool Works Inc.
             -     10,000,000       10,000,000       5.70%, 11/03/97                          -        9,996,833       9,996,833
                                                                                        -----------------------------------------

                                                  OFFICE EQUIPMENT AND SUPPLIES (1.2%)
                                                  Pitney Bowes Credit
             -     10,000,000       10,000,000       5.59-5.65%, 11/04/97                     -        9,995,317       9,995,317
       150,000              -          150,000       5.54%, 12/02/97                    149,284                -         149,284
                                                                                        -----------------------------------------
                                                                                        149,284        9,995,317      10,144,601
                                                                                        -----------------------------------------

                                                  OIL & GAS (1.5%)
                                                  Chevron Transport Corp.
             -      2,000,000        2,000,000       5.50%, 11/17/97                          -        1,995,111       1,995,111
             -      5,000,000        5,000,000       5.51-5.52%, 12/02/97                     -        4,976,276       4,976,276
             -      5,000,000        5,000,000       5.52%, 12/16/97                          -        4,965,500       4,965,500
                                                                                        -----------------------------------------
                                                                                              -       11,936,888      11,936,888
                                                                                        -----------------------------------------

                                                  PACKAGING/CONTAINERS (1.1%)
                                                  Bemis Co., Inc,
             -      3,975,000        3,975,000       5.49-5.55%, 11/04/97                     -        3,973,181       3,973,181
       150,000              -          150,000       5.52%, 11/17/97                    149,632                -         149,632
             -      5,000,000        5,000,000       5.50%, 12/03/97                          -        4,975,556       4,975,556
                                                                                        -----------------------------------------
                                                                                        149,632        8,948,737       9,098,369
                                                                                        -----------------------------------------

                                                  PAPER AND FOREST PRODUCTS (1.3%)

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                          (unaudited)

     10/31/97          10/31/97       10/31/97                                           10/31/97       10/31/97        10/31/97
        FHIT             NIF         (PRO FORMA)                                           FHIT           NIF         (PRO FORMA)
    CASH RESERVE     MONEY MARKET    (COMBINED                                         CASH RESERVE   MONEY MARKET     (COMBINED
        FUND             FUND         FUNDS')                                              FUND           FUND           FUNDS')

------------------------------------------------  ----------------------------------  ----------------------------------------------
                     PRINCIPAL                         SECURITY DESCRIPTION                             VALUE
------------------------------------------------  ----------------------------------  ----------------------------------------------

                                                  Sonoco Products Co.
             -     10,500,000       10,500,000       5.49-5.68%, 11/04/97                       -      10,495,196      10,495,196
       150,000              -          150,000       5.48%, 11/18/97                      149,612               -         149,612
                                                                                        ------------------------------------------
                                                                                          149,612      10,495,196      10,644,808
                                                                                        ------------------------------------------

                                                  PHARMACEUTICALS/PERSONAL CARE (5.7%)
                                                  Abbott Laboratories
       140,000              -          140,000       5.46%, 11/13/97                      139,766               -         139,766
             -     19,758,000       19,758,000       5.45-5.46%, 11/13/97                       -      19,722,074      19,722,074
             -     14,935,000       14,935,000       5.45%, 11/20/97                            -      14,892,041      14,892,041
                                                  Becton Dickinson & Co.
       110,000              -          110,000       5.52%, 11/07/97                      109,899               -         109,899
                                                  Glaxo Wellcome PLC
             -      1,300,000        1,300,000       5.52%, 11/05/97                            -       1,299,203       1,299,203
             -      6,000,000        6,000,000       5.49%, 11/24/97                            -       5,978,955       5,978,955
             -      5,000,000        5,000,000       5.50%, 12/11/97                            -       4,970,101       4,970,101
                                                  Schering Corp.,
       126,000              -          126,000       5.50%, 11/05/97                      125,923               -         125,923
                                                                                        ------------------------------------------
                                                                                          375,588      46,862,374      47,237,962
                                                                                        ------------------------------------------

                                                  PREMIUM FINANCE (2.2%)
                                                  A.I. Credit Corp.
             -     15,267,000       15,267,000       5.50%, 12/08/97                            -      15,180,699      15,180,699
       160,000              -          160,000       5.53%, 01/13/98                      158,206               -         158,206
             -      2,416,000        2,416,000       5.51%, 01/14/98                            -       2,388,636       2,388,636
                                                                                        ------------------------------------------
                                                                                          158,206      17,569,335      17,727,541
                                                                                        ------------------------------------------

                                                  PRINTING &
                                                  PUBLISHING
                                                  (0.7%)
                                                  McGraw-Hill,
                                                  Inc.
             -      5,500,000        5,500,000       5.49%, 11/24/97                            -       5,480,709       5,480,709
                                                                                        ------------------------------------------

                                                  TELEPHONE SERVICES (0.0%)
                                                  Ameritech Corp.,
       120,000              -          120,000       5.50%, 11/17/97                      119,707               -         119,707
                                                                                        ------------------------------------------


 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)                             (unaudited)

 10/31/97        10/31/97       10/31/97                                                    10/31/97       10/31/97       10/31/97
    FHIT           NIF         (PRO FORMA)                                                    FHIT            NIF        (PRO FORMA)
CASH RESERVE   MONEY MARKET    (COMBINED                                                  CASH RESERVE    MONEY MARKET    (COMBINED
    FUND           FUND         FUNDS')                                                       FUND            FUND          FUNDS')

--------------------------------------------  ------------------------------------------  ------------------------------------------
                PRINCIPAL                         SECURITY DESCRIPTION                                       VALUE
--------------------------------------------  ------------------------------------------  ------------------------------------------

                                                  TOTAL COMMERCIAL PAPER                3,818,925     761,033,076     764,852,001.2
                                                                                        --------------------------------------------

                                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.0%)
                                              ---------------------------------------------
                                              Federal Farm Credit Bank
         -      10,000,000      10,000,000       5.35%, variable rate, 03/03/98                     -      10,000,000     10,000,000
                                              Federal Home loan Mortgage Corp.,               149,910               -        149,910
   150,000               -         150,000       5.38%, 11/05/97
                                              Federal National Mortgage Association
         -       8,000,000       8,000,000       5.50%, 11/13/97                                    -       7,985,333      7,985,333
         -       5,000,000       5,000,000       5.47%, 01/29/98                                    -       4,932,385      4,932,385
                                              U.S. Treasury Bills
    85,000               -          85,000       4.77%, 11/13/97                               84,865               -         84,865
         -       4,900,000       4,900,000       5.20%, 12/11/97                                    -       4,871,689      4,871,689
         -       5,000,000       5,000,000       4.895%, 01/15/98                                   -       4,949,571      4,949,571
                                                                                            ----------------------------------------
                                              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS    234,775      32,738,978     32,973,753
                                                                                            ----------------------------------------


                                              TOTAL INVESTMENTS                             4,053,700     821,976,286    826,029,986
                                                                                            ========================================
                                              (COST - CASH RESERVE $ 4,053,700, MONEY MARKET $821,976,286 )


     ----------------------
      *Security is subject to contractual or legal restrictions on its resale.

      Cost also represents cost for federal income tax purposes.

     Portfolio holding percentages indicated are based on net assets of $4,050,789 for the Cash Reserve Fund and $820,657,405 for the Money Market Fund, for a combined total net assets of $824,708,194.

NATIONWIDE INVESTING FOUNDATION (NIF) MONEY MARKET FUND AND                                                            (UNAUDITED)
         FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) CASH RESERVE FUND

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
        NATIONWIDE INVESTING FOUNDATION III (NIF III)
       NATIONWIDE MONEY MARKET FUND

                                                             OCTOBER 31, 1997         OCTOBER 31, 1997        OCTOBER 31, 1997
                                                                   FHIT                     NIF                  (PRO FORMA)
                                                               CASH RESERVE             MONEY MARKET              (COMBINED
                                                                   FUND                     FUND                   FUNDS')
ASSETS

Investments in securities, at value (cost $4,053,700            $ 4,053,700            $ 821,976,286           $ 826,029,986
     and $821,976,286, respectively)
Cash                                                                  2,390                        -                   2,390
Receivable for Fund shares sold                                           -                2,665,412               2,665,412
Accrued interest and dividends receivable                                 -                   90,653                  90,653
                                                            -----------------------------------------------------------------
TOTAL ASSETS                                                    $ 4,056,090            $ 824,732,351           $ 828,788,441
                                                            -----------------------------------------------------------------

LIABILITIES

Bank loan                                                                 -                  329,061                 329,061
Payable for Fund shares redeemed                                        134                3,162,284               3,162,418
Accrued management fees                                               1,379                  310,704                 312,083
Accrued transfer agent fees                                             149                   56,030                  56,179
Dividends payable                                                     1,206                  142,739                 143,945
Other accrued expenses                                                2,433                   74,128                  76,561
                                                            -----------------------------------------------------------------
TOTAL LIABILITIES                                                   $ 5,301              $ 4,074,946             $ 4,080,247
                                                            -----------------------------------------------------------------

NET ASSETS                                                      $ 4,050,789            $ 820,657,405           $ 824,708,194
                                                            =================================================================

NET ASSETS REPRESENTED BY:
Capital Shares                                                  $ 4,050,907            $ 820,657,237           $ 824,708,144
Capital paid in excess of par value                                    (113)                       -                    (113)
Accumulated undistributed net realized gain (loss)                       (5)                   1,103                   1,098
Accumulated distributions in excess of net investment
     income                                                               -                     (935)                   (935)
                                                            -----------------------------------------------------------------

NET ASSETS                                                      $ 4,050,789            $ 820,657,405           $ 824,708,194
                                                            =================================================================

Shares outstanding (unlimited number
      of shares authorized)                                       4,050,907              820,657,237             824,708,144
                                                            =================================================================

Net asset value and offering price per share                    $      1.00            $        1.00           $        1.00
                                                            =================================================================

NATIONWIDE INVESTING FOUNDATION (NIF) MONEY MARKET FUND AND                                            (UNAUDITED)
         FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) CASH RESERVE FUND

PRO FORMA COMBINED STATEMENTS OF OPERATIONS
       NATIONWIDE INVESTING FOUNDATION III (NIF III)
       NATIONWIDE MONEY MARKET FUND

                                                                                       YEAR ENDED OCTOBER 31, 1997
                                                  ----------------------------------------------------------------------------------
                                                        FHIT               NATIONWIDE                                 (PRO FORMA)
                                                    CASH RESERVE          MONEY MARKET            PRO FORMA            (COMBINED
                                                        FUND                  FUND               ADJUSTMENTS            FUNDS')

INVESTMENT INCOME:
INCOME:
Interest                                             $ 234,362            $ 43,228,323            $       -            $ 43,462,685

EXPENSES:
Investment management fees                              17,011               3,891,866             (778,340)  (1)         3,130,537
Transfer agent fees                                      1,001                 663,006                    -                 664,007
Administration fees                                          -                       -              441,317   (2)           441,317
Shareholders' reports                                      811                 287,309               35,142   (3)           323,262
Registration fees                                        2,164                       -                    -                   2,164
Professional services                                    1,235                  32,169                8,784   (3)            42,188
Custodian fees                                           6,040                  54,656                    -                  60,696
Trustees' fees and expenses                                705                  19,798                    -                  20,503
Other                                                      325                  23,400                    -                  23,725
                                                  ----------------------------------------------------------------------------------
Total expenses before waived expenses                   29,292               4,972,204             (293,097)              4,708,399
Total waived expenses                                        -                (389,150)             389,150   (4)                 -
                                                  ----------------------------------------------------------------------------------
Net expenses                                            29,292               4,583,054               96,053               4,708,399
                                                  ----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                $ 205,070            $ 38,645,269            $ (96,053)           $ 38,754,286
                                                  ==================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments                      -                   1,103                    -                   1,103
Net change in unrealized appreciation
     (depreciation)                                          -                       -                    -                       -
Net realized and unrealized gain (loss)
                                                  ----------------------------------------------------------------------------------
     on investments                                        $ -                 $ 1,103                  $ -                 $ 1,103
                                                  ----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            $ 205,070            $ 38,646,372            $ (96,053)           $ 38,755,389
                                                  ==================================================================================



(1) To adjust Investment management fees to replace the fee structure for the combined assets in NIF III.
(2) To include an Adminstration fee on the combined assets in NIF III.
(3) To include estimated reorganization costs.
(4) To remove waived expenses.

                         NATIONWIDE INVESTING FOUNDATION
                          NATIONWIDE MONEY MARKET FUND
                       FINANCIAL HORIZONS INVESTMENT TRUST
                                CASH RESERVE FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                       NATIONWIDE INVESTING FOUNDATION III
                          NATIONWIDE MONEY MARKET FUND
                                   (UNAUDITED)

1.       BASIS OF COMBINATION

The pro forma combined statement of assets and liabilities, including the pro forma combined schedule of investments reflect the accounts of the Financial Horizons Investment Trust Cash Reserve Fund and the Nationwide Investing Foundation Nationwide Money Market Fund as of October 31, 1997 and the related pro forma combined statement of operations for the Nationwide Investing Foundation III Nationwide Money Market Fund for the year ended October 31, 1997.

The pro forma combined financial statements give effect to the proposed transfer of the assets and liabilities of the Financial Horizons Investment Trust Cash Reserve Fund and the Nationwide Investing Foundation Nationwide Money Market Fund in exchange for shares of the Nationwide Investing Foundation III Nationwide Money Market Fund. Under the terms of the Agreement and Plan of Reorganization between Financial Horizons Investment Trust, on behalf of the Cash Reserve Fund, and Nationwide Investing Foundation III, and the Agreement and Plan of Reorganization between Nationwide Investing Foundation, on behalf of the Nationwide Money Market Fund, and Nationwide Investing Foundation III, the combination of the Cash Reserve Fund and the Nationwide Money Market Fund will be treated as a tax-free business combination. Accordingly, the historical cost of the investment securities will be carried forward to the surviving fund and the results of operation of the surviving fund for the pre-combining periods will not be restated.

Each Fund has a similar investment objective which will remain unchanged as a result of the combination.

The pro forma financial statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference to the respective prospectuses or statements of additional information. The pro forma combined statement of assets and liabilities has been prepared as if the combination had taken place at October 31, 1997.

2.       PRO FORMA OPERATIONS

The pro forma combined statement of operations assumes similar rates of gross investment income from the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of the gross investment income of each Fund.

Pro forma operating expenses reflect the expected expenses of the Nationwide Investing Foundation III Nationwide Money Market Fund after combination. As such, pro forma fees for investment advisory, administration, and distribution were calculated based on the fee schedules proposed for the Nationwide Investing Foundation III Nationwide Money Market Fund.

The pro forma combined statement of operations has been prepared as if the combination had taken place on November 1, 1996.

3.       SURVIVING ENTITY

The Nationwide Investing Foundation Nationwide Money Market Fund will be the surviving entity for accounting purposes. This determination was based upon (i) the continued use of such Fund's portfolio manager and investment policies and
(ii) the relative size of each Fund.

                         NATIONWIDE TAX-FREE INCOME FUND
                                  of the Trust

                         NATIONWIDE TAX-FREE INCOME FUND
                                    of NIF II

                               MUNICIPAL BOND FUND
                                     of FHIT

                          -----------------------------

         The accompanying unaudited Pro Forma Financial Statements consisting of a Combined Statement of Investments, Statements of Assets and Liabilities and Statements of Operations reflect the combined accounts of Nationwide Tax-Free Income Fund of NIF II and Municipal Bond Fund of FHIT at and for the period ended October 31, 1997. These statements have been derived from such Funds' books and records utilized in calculating daily net asset values at October 31, 1997.

NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)               (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')
-----------------------------------------   --------------------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   --------------------------------------------------------------------------
                                                      LONG-TERM MUNICIPAL SECURITIES (99.1%)
                                                      ALABAMA (4.8%)
  $        -    $ 3,000,000  $ 3,000,000     Alabama Housing Finance Authority Single-Family Mortgage
                                                Revenue Bonds (Collateralized Home Mortgage Revenue
                                                Bond Program), 1996 Series D, 6.00%, 2016
           -      1,100,000    1,100,000     Birmingham, Alabama General Obligation Parking Warrants,
                                                Series 1995-A, 5.90%, 2018
   1,000,000      2,500,000    3,500,000     Birmingham, Alabama General Obligation Refunding
                                                Revenue, Series 1992 B, 6.25%, 2016
           -      2,480,000    2,480,000     Birmingham, Alabama Water Works & Sewer Board Refunding
                                                Revenue, Series 1992, 6.125%, 2012
           -      2,500,000    2,500,000     Huntsville, Alabama General Obligation Limited Tax
                                                Warrants, Series 1992 A, 6.00%, 2012


                                             ARIZONA (1.0%)
           -      2,500,000    2,500,000     Salt River Project Agricultural Improvement & Power
                                                District, Arizona Electric System Revenue Bonds,
                                                Series 1992 C, 6.20%, 2012

                                             COLORADO (0.1%)
           -        340,000      340,000     Colorado Housing Finance Authority Single-Family Housing
                                                Revenue Refunding Bonds, Series 1991-A, 7.15%, 2014


                                             CONNECTICUT (1.7%)
           -      4,220,000    4,220,000     Connecticut Housing Finance Authority Housing Mortgage
                                                Finance Program Bonds, Series 1992-B, 6.70%, 2012


                                             FLORIDA (1.3%)
           -      2,400,000    2,400,000     Jacksonville, Florida Electric Authority Bulk Power Revenue Bonds,
                                                (Scherer 4 Project, Issue One, Series 1991-A), 7.00%, 2012
   1,000,000              -    1,000,000     Orlando, Florida Utilities Commission Water and
                                                Electric Subordinated Revenue Refunding Bonds,
                                                Series 1993-A ,5.25%, 2014


                                             GEORGIA (2.5%)
           -      1,250,000    1,250,000     Columbus, Georgia Building Authority Lease Revenue Bonds,
                                                Series 1997A, 5.65%, 2017


                                                                                                                       (Unaudited)

                                                                             10/31/97               10/31/97          10/31/97
                                                                                FHIT                 NIF II          (PRO FORMA)
                                                                             MUNICIPAL              TAX FREE          (COMBINED
                                                                             BOND FUND             INCOME FUND         FUNDS')

  ------------------------------------------------------------------------------------------------------------------------------
                   SECURITY DESCRIPTION                                                               VALUE
  ------------------------------------------------------------------------------------------------------------------------------
            LONG-TERM MUNICIPAL SECURITIES (99.1%)
            ALABAMA (4.8%)
   Alabama Housing Finance Authority Single-Family Mortgage
      Revenue Bonds (Collateralized Home Mortgage Revenue
      Bond Program), 1996 Series D, 6.00%, 2016                             $         -            $ 3,142,500       $ 3,142,500
   Birmingham, Alabama General Obligation Parking Warrants,
      Series 1995-A, 5.90%, 2018                                                      -              1,139,875       $ 1,139,875
   Birmingham, Alabama General Obligation Refunding
      Revenue, Series 1992 B, 6.25%, 2016                                     1,061,250              2,653,125       $ 3,714,375
   Birmingham, Alabama Water Works & Sewer Board Refunding
      Revenue, Series 1992, 6.125%, 2012                                              -              2,604,000       $ 2,604,000
   Huntsville, Alabama General Obligation Limited Tax
      Warrants, Series 1992 A, 6.00%, 2012                                            -              2,650,000       $ 2,650,000
                                                                      -----------------------------------------------------------
                                                                              1,061,250             12,189,500      $ 13,250,750
                                                                      -----------------------------------------------------------

   ARIZONA (1.0%)
   Salt River Project Agricultural Improvement & Power
      District, Arizona Electric System Revenue Bonds,
      Series 1992 C, 6.20%, 2012                                                      -              2,662,500         2,662,500
                                                                      -----------------------------------------------------------

   COLORADO (0.1%)
   Colorado Housing Finance Authority Single-Family Housing
      Revenue Refunding Bonds, Series 1991-A, 7.15%, 2014                             -                364,225           364,225
                                                                      -----------------------------------------------------------

   CONNECTICUT (1.7%)
   Connecticut Housing Finance Authority Housing Mortgage
      Finance Program Bonds, Series 1992-B, 6.70%, 2012                               -              4,547,050         4,547,050
                                                                      -----------------------------------------------------------

   FLORIDA (1.3%)
   Jacksonville, Florida Electric Authority Bulk Power Revenue Bonds,
      (Scherer 4 Project, Issue One, Series 1991-A), 7.00%, 2012                      -              2,622,000         2,622,000
   Orlando, Florida Utilities Commission Water and
      Electric Subordinated Revenue Refunding Bonds,
      Series 1993-A ,5.25%, 2014                                                986,250                      -           986,250
                                                                      -----------------------------------------------------------
                                                                                986,250              2,622,000         3,608,250
                                                                      -----------------------------------------------------------

   GEORGIA (2.5%)
   Columbus, Georgia Building Authority Lease Revenue Bonds,
      Series 1997A, 5.65%, 2017                                                       -              1,282,812         1,282,812

NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND                                                  (Unaudited)
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')

-----------------------------------------   ---------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   ---------------------------------------------------------------
           -      1,210,000    1,210,000     Dekalb County, Georgia General Obligation Refunding Bonds,
                                                6.00%, 2012
           -      2,750,000    2,750,000     Georgia Municipal Electric Authority Power Revenue Bonds,
                                                Series 1991-V, 6.60%, 2018
           -        955,000      955,000     Georgia Residential Financial Authority Revenue Bonds,
                                                Series A, 7.50%, 2017

                                             ILLINOIS (10.6%)
   1,000,000      2,050,000    3,050,000     Chicago Park District, Illinois General Obligation
                                                Unlimited Tax Park Bonds, Series 1996,
                                                5.60%, 2021
           -      2,185,000    2,185,000     Illinois Educational Facility Authority Revenue, Series
                                                1991-A, Loyola University, 7.125%, 2021
   1,000,000              -    1,000,000     Illinois Housing Development Authority Homeowner
                                                Mortgage Revenue Bonds, Series 1994-A-1,
                                                6.45%, 2017
   1,000,000              -    1,000,000     Illinois Regional Transportation Authority, General
                                                Obligation Refunding Bonds, Series 1996,
                                                5.40%, 2015
           -      2,500,000    2,500,000     Illinois State Build Illinois Bonds Sales Tax Revenue,
                                                Series V, 6.375%, 2017
           -      7,500,000    7,500,000     Illinois State Build Illinois Bonds Sales Tax Revenue,
                                                Series O, 6.00%, 2018
           -      1,000,000    1,000,000     Palatine, Illinois Corporate Purpose General Obligation
                                                Bonds, Series 1985, 9.90%, 2016
           -      2,500,000    2,500,000     Illinois State General Obligation Bonds,
                                                Series of December 1995, 5.125%, 2017
           -      4,000,000    4,000,000     Illinois State General Obligation Bonds,
                                                Series of May 1996, 5.75%, 2017
           -      3,000,000    3,000,000     Illinois State General Obligation Bonds,
                                                Series of March 1994, 5.80%, 2019

                                             INDIANA (2.7%)
           -      5,335,000    5,335,000     Indiana State Toll Road Commission East-West Toll Road
                                                Revenue Bonds, Series 1980, 9.00%, 2015


                                             KENTUCKY (1.3%)
           -      3,250,000    3,250,000     Jefferson County, Kentucky Jewish Hospital Healthcare Services


                                                                                                               (Unaudited)

                                                                          10/31/97               10/31/97              10/31/97
                                                                             FHIT                 NIF II              (PRO FORMA)
                                                                          MUNICIPAL              TAX FREE              (COMBINED
                                                                          BOND FUND             INCOME FUND             FUNDS')

   ------------------------------------------------------------------------------------------------------------------------------
                    SECURITY DESCRIPTION                                                           VALUE
   ------------------------------------------------------------------------------------------------------------------------------
    Dekalb County, Georgia General Obligation Refunding Bonds,
       6.00%, 2012                                                                 -              1,278,062             1,278,062
    Georgia Municipal Electric Authority Power Revenue Bonds,
       Series 1991-V, 6.60%, 2018                                                  -              3,162,500             3,162,500
    Georgia Residential Financial Authority Revenue Bonds,
       Series A, 7.50%, 2017                                                       -              1,013,494             1,013,494
                                                                   ---------------------------------------------------------------
                                                                                   -              6,736,868             6,736,868
                                                                   ---------------------------------------------------------------

    ILLINOIS (10.6%)
    Chicago Park District, Illinois General Obligation
       Unlimited Tax Park Bonds, Series 1996,
       5.60%, 2021                                                         1,012,500              2,075,625             3,088,125
    Illinois Educational Facility Authority Revenue, Series
       1991-A, Loyola University, 7.125%, 2021                                     -              2,439,006             2,439,006
    Illinois Housing Development Authority Homeowner
       Mortgage Revenue Bonds, Series 1994-A-1,
       6.45%, 2017                                                         1,063,750                      -             1,063,750
    Illinois Regional Transportation Authority, General
       Obligation Refunding Bonds, Series 1996,
       5.40%, 2015                                                         1,015,000                      -             1,015,000
    Illinois State Build Illinois Bonds Sales Tax Revenue,
       Series V, 6.375%, 2017                                                      -              2,703,125             2,703,125
    Illinois State Build Illinois Bonds Sales Tax Revenue,
       Series O, 6.00%, 2018                                                       -              7,818,750             7,818,750
    Palatine, Illinois Corporate Purpose General Obligation
       Bonds, Series 1985, 9.90%, 2016                                             -              1,128,750             1,128,750
    Illinois State General Obligation Bonds,
       Series of December 1995, 5.125%, 2017                                       -              2,459,375             2,459,375
    Illinois State General Obligation Bonds,
       Series of May 1996, 5.75%, 2017                                             -              4,155,000             4,155,000
    Illinois State General Obligation Bonds,
       Series of March 1994, 5.80%, 2019                                           -              3,082,500             3,082,500
                                                                   ---------------------------------------------------------------
                                                                           3,091,250             25,862,131            28,953,381
                                                                   ---------------------------------------------------------------
    INDIANA (2.7%)
    Indiana State Toll Road Commission East-West Toll Road
       Revenue Bonds, Series 1980, 9.00%, 2015                                     -              7,475,669             7,475,669
                                                                   ---------------------------------------------------------------

    KENTUCKY (1.3%)
    Jefferson County, Kentucky Jewish Hospital Healthcare Services

NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)               (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')
-----------------------------------------   --------------------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   --------------------------------------------------------------------------
                                                Health Facilities Revenue Bonds, Series 1995, 6.50%, 2015


                                             MASSACHUSETTS (2.2%)
           -      2,525,000    2,525,000     Massachusetts State General Obligation Bonds Consolidated
                                                Loan, Series 1992-B, 6.50%, 2013
           -      3,000,000    3,000,000     Massachusetts State General Obligation Refunding Bonds,
                                                1997 Series A, 5.75%, 2010

                                             MICHIGAN (3.2%)
           -      3,500,000    3,500,000     Cheboygan, Michigan Area Schools General Obligation
                                                Unlimited Tax, 5.60%,2021
           -      3,500,000    3,500,000     Michigan State General Obligation Bonds, Environmental
                                                Protection Program, Series 1992, 6.25%, 2012
           -      1,150,000    1,150,000     University of Michigan Higher Education Housing Revenue
                                                Bonds, Series 1996A, 5.125%, 2015

                                             MINNESOTA (2.3%)
           -      2,095,000    2,095,000     Minnesota Housing Finance Agency Rental Housing Revenue
                                                Bonds, Series 1995 D, 5.90%, 2015
           -      3,790,000    3,790,000     Minnesota State Housing Finance Agency Single Family
                                                Mortgage Revenue Bonds, Series 1994 K, 6.40%, 2015

                                             MISSOURI (0.8%)
           -      2,000,000    2,000,000     Missouri State Environmental Improvement & Energy
                                                Resources Authority Water Pollution Control Revenue
                                                Bonds, 6.55%, 2014

                                             NEBRASKA (2.0%)
           -      5,000,000    5,000,000     Nebraska Public Power District Power Supply System
                                                Revenue Bonds, Series 1993, 6.125%, 2015

                                             NEVADA (0.4%)
   1,000,000              -    1,000,000     Nevada State General Obligation, Nevada
                                                Municipal Bond Bank Project,
                                                Numbers 49 & 50, 5.50%, 2016

                                             NEW JERSEY (0.4%)
                                                                                                                     (Unaudited)

                                                                                          10/31/97       10/31/97        10/31/97
                                                                                             FHIT         NIF II        (PRO FORMA)
                                                                                          MUNICIPAL      TAX FREE        (COMBINED
                                                                                          BOND FUND     INCOME FUND       FUNDS')

 --------------------------------------------------------------------------   -----------------------------------------------------
                  SECURITY DESCRIPTION                                                                     VALUE
 --------------------------------------------------------------------------   -----------------------------------------------------
     Health Facilities Revenue Bonds, Series 1995, 6.50%, 2015                                     -      3,522,187       3,522,187
                                                                               -----------------------------------------------------

  MASSACHUSETTS (2.2%)
  Massachusetts State General Obligation Bonds Consolidated
     Loan, Series 1992-B, 6.50%, 2013                                                              -      2,780,656       2,780,656
  Massachusetts State General Obligation Refunding Bonds,
     1997 Series A, 5.75%, 2010                                                                    -      3,262,500       3,262,500
                                                                               -----------------------------------------------------
                                                                                                   -      6,043,156       6,043,156
                                                                               -----------------------------------------------------

  MICHIGAN (3.2%)
  Cheboygan, Michigan Area Schools General Obligation
     Unlimited Tax, 5.60%,2021                                                                     -      3,561,250       3,561,250
  Michigan State General Obligation Bonds, Environmental
     Protection Program, Series 1992, 6.25%, 2012                                                  -      4,007,500       4,007,500
  University of Michigan Higher Education Housing Revenue
     Bonds, Series 1996A, 5.125%, 2015                                                             -      1,151,438       1,151,438
                                                                               -----------------------------------------------------
                                                                                                   -      8,720,188       8,720,188
                                                                               -----------------------------------------------------
  MINNESOTA (2.3%)
  Minnesota Housing Finance Agency Rental Housing Revenue
     Bonds, Series 1995 D, 5.90%, 2015                                                             -      2,173,563       2,173,563
  Minnesota State Housing Finance Agency Single Family
     Mortgage Revenue Bonds, Series 1994 K, 6.40%, 2015                                            -      4,022,137       4,022,137
                                                                               -----------------------------------------------------
                                                                                                   -      6,195,700       6,195,700
                                                                               -----------------------------------------------------
  MISSOURI (0.8%)
  Missouri State Environmental Improvement & Energy
     Resources Authority Water Pollution Control Revenue
     Bonds, 6.55%, 2014                                                                            -      2,162,500       2,162,500
                                                                               -----------------------------------------------------
  NEBRASKA (2.0%)
  Nebraska Public Power District Power Supply System
     Revenue Bonds, Series 1993, 6.125%, 2015                                                      -      5,331,250       5,331,250
                                                                               -----------------------------------------------------
  NEVADA (0.4%)
  Nevada State General Obligation, Nevada
     Municipal Bond Bank Project,
     Numbers 49 & 50, 5.50%, 2016                                                          1,017,500              -       1,017,500
                                                                               -----------------------------------------------------

  NEW JERSEY (0.4%)


NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)      (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')

-----------------------------------------   -----------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   -----------------------------------------------------------------
   1,000,000              -    1,000,000     New Jersey Turnpike Authority Turnpike

                                                Revenue Bonds, Series 1991-C, 6.50%, 2016

                                             NEW YORK (0.4%)
   1,000,000              -    1,000,000     New York Local Government Assistance
                                                Corporation, Refunding Bonds,
                                                Series 1993-E, 6.00%, 2014

                                             NORTH CAROLINA (8.4%)
           -      5,000,000    5,000,000     Charlotte-Mecklenburg Hospital Authority, North
                                             Carolina, Carolinas Healthcare System, Health Care
                                             Revenue Bonds, Series 1997A, 5.125%, 2022
   1,000,000              -    1,000,000     Charlotte-Mecklenburg Hospital Authority, North
                                                Carolina Health Care System Revenue Bonds,
                                                Series 1992, 6.25%, 2020
           -      3,460,000    3,460,000     North Carolina Housing Finance Agency Multi-Family Revenue
                                                Refunding Bonds, Series H, 5.95%, 2021
           -      2,185,000    2,185,000     North Carolina Housing Finance Agency Single-Family
                                                Revenue Bonds, Series GG, 5.90%, 2013
           -      2,020,000    2,020,000     North Carolina Housing Finance Agency Single-Family
                                                Revenue Bonds, Series AA, 6.25%, 2017
           -      1,745,000    1,745,000     North Carolina Housing Finance Agency Single-Family
                                                Revenue Bonds, Series J, 7.40%, 2022
           -      1,695,000    1,695,000     North Carolina Housing Finance Agency Single-Family
                                                Revenue Bonds, Series N, 7.40%, 2028
           -      2,000,000    2,000,000     North Carolina Medical Care Commission Hospital Revenue
                                                Refunding Bonds, Series 1992 A (North Carolina Baptist
                                                Hospitals Project), 6.375%, 2014
           -      1,000,000    1,000,000     North Carolina Medical Care Commission Hospital Revenue Bonds,
                                                Duke University Hospital Project, Series C, 5.25%, 2017
           -      1,080,000    1,080,000     University of North Carolina at Chapel Hill Dining System
                                                Revenue Bonds, Series 1997, 5.40%, 2016
           -      1,140,000    1,140,000     University of North Carolina at Chapel Hill Dining System
                                                Revenue Bonds, Series 1997, 5.40%, 2017


                                             OHIO (2.4%)
           -      1,760,000    1,760,000     Columbus, Ohio General Obligation Various Purpose Bonds,
                                                8.125%, 2006
                                                                                                          (Unaudited)

                                                                          10/31/97         10/31/97         10/31/97
                                                                             FHIT           NIF II         (PRO FORMA)
                                                                          MUNICIPAL        TAX FREE         (COMBINED
                                                                          BOND FUND       INCOME FUND        FUNDS')
   -----------------------------------------------------------------   -----------------------------------------------
                    SECURITY DESCRIPTION                                                     VALUE
   -----------------------------------------------------------------   -----------------------------------------------
    New Jersey Turnpike Authority Turnpike                                 1,118,750                -        1,118,750
                                                                        -----------------------------------------------
       Revenue Bonds, Series 1991-C, 6.50%, 2016

    NEW YORK (0.4%)
    New York Local Government Assistance
       Corporation, Refunding Bonds,
       Series 1993-E, 6.00%, 2014                                          1,088,750                -        1,088,750
                                                                        -----------------------------------------------

    NORTH CAROLINA (8.4%)
    Charlotte-Mecklenburg Hospital Authority, North
    Carolina, Carolinas Healthcare System, Health Care
    Revenue Bonds, Series 1997A, 5.125%, 2022                                      -        4,800,000        4,800,000
    Charlotte-Mecklenburg Hospital Authority, North
       Carolina Health Care System Revenue Bonds,
       Series 1992, 6.25%, 2020                                            1,058,750                         1,058,750
    North Carolina Housing Finance Agency Multi-Family Revenue
       Refunding Bonds, Series H, 5.95%, 2021                                      -        3,611,375        3,611,375
    North Carolina Housing Finance Agency Single-Family
       Revenue Bonds, Series GG, 5.90%, 2013                                       -        2,283,325        2,283,325
    North Carolina Housing Finance Agency Single-Family
       Revenue Bonds, Series AA, 6.25%, 2017                                       -        2,153,825        2,153,825
    North Carolina Housing Finance Agency Single-Family
       Revenue Bonds, Series J, 7.40%, 2022                                        -        1,821,344        1,821,344
    North Carolina Housing Finance Agency Single-Family
       Revenue Bonds, Series N, 7.40%, 2028                                        -        1,794,581        1,794,581
    North Carolina Medical Care Commission Hospital Revenue
       Refunding Bonds, Series 1992 A (North Carolina Baptist
       Hospitals Project), 6.375%, 2014                                            -        2,135,000        2,135,000
    North Carolina Medical Care Commission Hospital Revenue Bonds,
       Duke University Hospital Project, Series C, 5.25%, 2017                     -          985,000          985,000
    University of North Carolina at Chapel Hill Dining System
       Revenue Bonds, Series 1997, 5.40%, 2016                                     -        1,113,750        1,113,750
    University of North Carolina at Chapel Hill Dining System
       Revenue Bonds, Series 1997, 5.40%, 2017                                     -        1,159,950        1,159,950
                                                                        -----------------------------------------------
                                                                           1,058,750       21,858,150       22,916,900
                                                                        -----------------------------------------------

    OHIO (2.4%)
    Columbus, Ohio General Obligation Various Purpose Bonds,
       8.125%, 2006                                                                -        2,204,400        2,204,400


NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)               (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')
-----------------------------------------   --------------------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   --------------------------------------------------------------------------
           -      1,100,000    1,100,000     Franklin County, Ohio Hospital Refunding and Improvement
                                                Revenue Bonds (The Children's Hospital Project),
                                                1996 Series A, 5.75%, 2020
           -      1,225,000    1,225,000     Ohio Housing Finance Agency Mortgage Revenue Bonds
                                                Residential Mortgage Backed Securities, Series A-1, 5.70%, 2017
           -      2,000,000    2,000,000     Ohio Turnpike Commission Turnpike Revenue Bonds,
                                                1996 Series A, 5.70%, 2017

                                             PENNSYLVANIA (5.9%)
           -      2,000,000    2,000,000     Pennsylvania General Obligation Bonds,
                                                Second Series of 1995, 5.00%, 2012
           -      4,500,000    4,500,000     Pennsylvania Higher Educational Facilities Authority,
                                                The University of Pennsylvania Health Services
                                                Revenue Bonds, Series A of 1996, 5.875%, 2015
           -      1,500,000    1,500,000     Pennsylvania Housing Finance Agency Rental Housing
                                                Refunding Revenue Bonds, Issue 1992, 6.25%, 2007
           -      4,055,000    4,055,000     Pennsylvania Housing Finance Agency Rental Housing
                                                Refunding Revenue Bonds, Issue 1992, 6.40%, 2012
           -      2,000,000    2,000,000     Pennsylvania State Turnpike Commission Oil Franchise Tax
                                                Revenue, Series A, 6.00%, 2014
           -      1,500,000    1,500,000     Pittsburgh, Pennsylvania Water and Sewer Authority, Water and
                                                Sewer System First Lien Revenue Bonds, Series A
                                                of 1995, 5.50%, 2015

                                             SOUTH CAROLINA (5.2%)
           -      4,980,000    4,980,000     Charleston, South Carolina Waterworks & Sewer System
                                                Refunding & Capital Improvement Revenue Bonds,
                                                Series 1991, 6.00%, 2018
           -      1,400,000    1,400,000     Greenville, South Carolina Hospital System Revenue Bonds
                                                Hospital Facilities, Series B, 5.25%, 2017
           -      1,500,000    1,500,000     South Carolina State Housing Finance & Development
                                                Authority Multi-Family Development Revenue Refunding,
                                                Series 1992-A, 6.875%, 2023
   1,000,000      2,075,000    3,075,000     South Carolina State Housing Finance & Development Authority
                                                Homeownership Mortgage Purchase
                                                Bonds, Series 1994 A, 6.375%, 2016
           -      1,500,000    1,500,000     Spartanburg, South Carolina Water System Improvement &
                                                Refunding Revenue Bonds, Series 1992, 6.25%, 2017

                                                                                                                 (Unaudited)

                                                                                   10/31/97        10/31/97        10/31/97
                                                                                      FHIT          NIF II        (PRO FORMA)
                                                                                   MUNICIPAL       TAX FREE        (COMBINED
                                                                                   BOND FUND      INCOME FUND       FUNDS')

    --------------------------------------------------------------------------   --------------------------------------------
                     SECURITY DESCRIPTION                                                            VALUE
    --------------------------------------------------------------------------   --------------------------------------------
     Franklin County, Ohio Hospital Refunding and Improvement
        Revenue Bonds (The Children's Hospital Project),
        1996 Series A, 5.75%, 2020                                                          -       1,122,000       1,122,000
     Ohio Housing Finance Agency Mortgage Revenue Bonds
        Residential Mortgage Backed Securities, Series A-1, 5.70%, 2017                     -       1,252,563       1,252,563
     Ohio Turnpike Commission Turnpike Revenue Bonds,
        1996 Series A, 5.70%, 2017                                                          -       2,067,500       2,067,500
                                                                                  --------------------------------------------
                                                                                            -       6,646,463       6,646,463
                                                                                  --------------------------------------------

     PENNSYLVANIA (5.9%)
     Pennsylvania General Obligation Bonds,
        Second Series of 1995, 5.00%, 2012                                                  -       1,990,000       1,990,000
     Pennsylvania Higher Educational Facilities Authority,
        The University of Pennsylvania Health Services
        Revenue Bonds, Series A of 1996, 5.875%, 2015                                       -       4,708,125       4,708,125
     Pennsylvania Housing Finance Agency Rental Housing
        Refunding Revenue Bonds, Issue 1992, 6.25%, 2007                                    -       1,591,875       1,591,875
     Pennsylvania Housing Finance Agency Rental Housing
        Refunding Revenue Bonds, Issue 1992, 6.40%, 2012                                    -       4,267,888       4,267,888
     Pennsylvania State Turnpike Commission Oil Franchise Tax
        Revenue, Series A, 6.00%, 2014                                                      -       2,122,500       2,122,500
     Pittsburgh, Pennsylvania Water and Sewer Authority, Water and
        Sewer System First Lien Revenue Bonds, Series A
        of 1995, 5.50%, 2015                                                                -       1,520,625       1,520,625
                                                                                  --------------------------------------------
                                                                                            -      16,201,013      16,201,013
                                                                                  --------------------------------------------

     SOUTH CAROLINA (5.2%)
     Charleston, South Carolina Waterworks & Sewer System
        Refunding & Capital Improvement Revenue Bonds,
        Series 1991, 6.00%, 2018                                                            -       5,210,325       5,210,325
     Greenville, South Carolina Hospital System Revenue Bonds
        Hospital Facilities, Series B, 5.25%, 2017                                          -       1,379,000       1,379,000
     South Carolina State Housing Finance & Development
        Authority Multi-Family Development Revenue Refunding,
        Series 1992-A, 6.875%, 2023                                                         -       1,588,125       1,588,125
     South Carolina State Housing Finance & Development Authority
        Homeownership Mortgage Purchase
        Bonds, Series 1994 A, 6.375%, 2016                                          1,048,750       2,176,156       3,224,906
     Spartanburg, South Carolina Water System Improvement &
        Refunding Revenue Bonds, Series 1992, 6.25%, 2017                                   -       1,626,519       1,626,519


NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)               (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')

-----------------------------------------   --------------------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   --------------------------------------------------------------------------
           -      1,000,000    1,000,000     Spartanburg, South Carolina Water System Revenue Bonds,
                                                Series 1996, 6.10%, 2021

                                             TENNESSEE (1.4%)
           -      1,430,000    1,430,000     Nashville & Davidson County, Tennessee Health &
                                                Educational Facilities Revenue Bonds, Series 1979,
                                                7.875%, 2004
     200,000      1,000,000    1,200,000     Nashville & Davidson County, Tennessee General Obligation
                                                Multi-Purpose Improvement Bonds, Series 1994,
                                                6.125%, 2014
           -      1,000,000    1,000,000     Shelby County, Tennessee General Obligation Public Improvement
                                                Bonds, 1996 Series A, 5.85%, 2017

                                             TEXAS (18.4%)
           -      2,325,000    2,325,000     Beaumont Independent School District, Texas Unlimited
                                                Tax School Building, Series 1996, 5.00%, 2016
           -      1,000,000    1,000,000     Carrollton-Farmers Branch Independent School District,
                                                Texas General Obligation Permanent School Fund
                                                Guarantee, Series 1996, 5.70%, 2017
   1,000,000              -    1,000,000     Carrollton - Farmers Branch Independent School
                                                District, Texas General Obligation School
                                                Building Unlimited Tax Bonds, Series 1995, 5.00%, 2016
           -      1,100,000    1,100,000     Cypress-Fairbanks Independent School District, Texas General
                                                Obligation Permanent School Fund Guarantee,
                                                Series 1996, 5.375%, 2019
           -      2,300,000    2,300,000     Fort Bend Independent School District, Texas General Obligation
                                                Permanent School Fund Guarantee, Series 1996, 5.00%, 2018
           -      1,350,000    1,350,000     Fort Worth, Texas General Obligation Limited Tax
                                                Bonds, 5.625%, 2017
   1,000,000              -    1,000,000     Grand Prairie Independent School District, Texas
                                                General Obligation Unlimited Tax School
                                                Building and Refunding Bonds, Series 1996, 5.20%, 2017
           -      5,325,000    5,325,000     Harris County, Texas Health Facilities Development Corporation
                                                 Revenue School Health Care Systems, Series B, 5.75%, 2027
           -      2,500,000    2,500,000     Houston Independent School District, Texas Limited Tax School
                                                House Refunding Bonds, Series 1997, 5.375%, 2017
           -      7,720,000    7,720,000     Houston, Texas Water & Sewer Junior Lien Revenue
                                                Refunding, Series 1991-C, 6.375%, 2017

                                                                                                                  (Unaudited)

                                                                                   10/31/97        10/31/97        10/31/97
                                                                                      FHIT          NIF II        (PRO FORMA)
                                                                                   MUNICIPAL       TAX FREE        (COMBINED
                                                                                   BOND FUND      INCOME FUND       FUNDS')

   --------------------------------------------------------------------------   ---------------------------------------------
                    SECURITY DESCRIPTION                                                             VALUE
   --------------------------------------------------------------------------   ---------------------------------------------
    Spartanburg, South Carolina Water System Revenue Bonds,
       Series 1996, 6.10%, 2021                                                             -       1,112,500       1,112,500
                                                                                 ---------------------------------------------
                                                                                    1,048,750      13,092,625      14,141,375
                                                                                 ---------------------------------------------

    TENNESSEE (1.4%)
    Nashville & Davidson County, Tennessee Health &
       Educational Facilities Revenue Bonds, Series 1979,
       7.875%, 2004                                                                         -       1,605,175       1,605,175
    Nashville & Davidson County, Tennessee General Obligation
       Multi-Purpose Improvement Bonds, Series 1994,
       6.125%, 2014                                                                   218,250       1,091,250       1,309,500
    Shelby County, Tennessee General Obligation Public Improvement
       Bonds, 1996 Series A, 5.85%, 2017                                                    -       1,038,750       1,038,750
                                                                                 ---------------------------------------------
                                                                                      218,250       3,735,175       3,953,425
                                                                                 ---------------------------------------------

    TEXAS (18.4%)
    Beaumont Independent School District, Texas Unlimited
       Tax School Building, Series 1996, 5.00%, 2016                                        -       2,258,156       2,258,156
    Carrollton-Farmers Branch Independent School District,
       Texas General Obligation Permanent School Fund
       Guarantee, Series 1996, 5.70%, 2017                                                  -       1,026,250       1,026,250
    Carrollton - Farmers Branch Independent School
       District, Texas General Obligation School
       Building Unlimited Tax Bonds, Series 1995, 5.00%, 2016                         971,250               -         971,250
    Cypress-Fairbanks Independent School District, Texas General
       Obligation Permanent School Fund Guarantee,
       Series 1996, 5.375%, 2019                                                            -       1,097,250       1,097,250
    Fort Bend Independent School District, Texas General Obligation
       Permanent School Fund Guarantee, Series 1996, 5.00%, 2018                            -       2,205,125       2,205,125
    Fort Worth, Texas General Obligation Limited Tax
       Bonds, 5.625%, 2017                                                                  -       1,383,750       1,383,750
    Grand Prairie Independent School District, Texas
       General Obligation Unlimited Tax School
       Building and Refunding Bonds, Series 1996, 5.20%, 2017                         988,750               -         988,750
    Harris County, Texas Health Facilities Development Corporation
        Revenue School Health Care Systems, Series B, 5.75%, 2027                           -       5,451,469       5,451,469
    Houston Independent School District, Texas Limited Tax School
       House Refunding Bonds, Series 1997, 5.375%, 2017                                     -       2,506,250       2,506,250
    Houston, Texas Water & Sewer Junior Lien Revenue
       Refunding, Series 1991-C, 6.375%, 2017                                               -       8,327,600       8,327,600

NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)               (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')

-----------------------------------------   --------------------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   --------------------------------------------------------------------------
           -        490,000      490,000     Lower Colorado River Authority Texas Junior Lien Refunding
                                                Revenue Bonds, Series 1992 (ETM), 6.00%, 2017
           -      2,630,000    2,630,000     Lower Colorado River Authority Texas Junior Lien Refunding
                                                Revenue Bonds, Series 1992 (Unrefunded), 6.00%, 2017
           -      4,000,000    4,000,000     San Antonio, Texas General Obligation General Improvement and
                                                Refunding Bonds, Series 1996A, 5.00%, 2016
           -      2,000,000    2,000,000     Texas A&M University System Board of Regents Revenue
                                                Financing System Bonds, Series 1996, 5.375%, 2014
           -      3,175,000    3,175,000     Texas State Water Development Bonds,
                                                Series 1994, 6.90%, 2017
           -      2,810,000    2,810,000     Texas State Water Development Board State Revolving Fund Senior
                                                 Lien Revenue Bonds, Program Series 1997A, 5.25%, 2019
           -      1,000,000    1,000,000     Texas State Public Finance Authority General Obligation Refunding
                                                Bonds, Series 1995A, 6.00%, 2014
   1,000,000              -    1,000,000     Texas State Public Finance Authority Building
                                                Revenue Refunding, Series 1992-B, 5.75%, 2012
           -      2,000,000    2,000,000     University of Texas System Permanent University Fund Bonds,
                                                Series 1992B, 6.25%, 2013
           -      1,090,000    1,090,000     Weatherford, Texas Independent School District Unlimited
                                                Tax School Building and Refunding Bonds,
                                                Series 1994, 6.40%, 2012
           -      3,000,000    3,000,000     Weatherford, Texas Independent School District Unlimited
                                                Tax School Building and Refunding Bonds,
                                                Series 1994, 6.50%, 2015

                                             UTAH (0.7%)
           -      1,080,000    1,080,000     Intermountain Power Agency, Utah Power Supply Revenue
                                                Refunding Bonds, Series 1993-A, 5.50%, 2020
   1,000,000              -    1,000,000     Utah Housing Finance Agency, Multi-Family Housing
                                                Revenue Refunding Bonds, (Cottonwood
                                                Apartments Project), Issue 1995, 6.30%, 2015

                                             VIRGINIA (11.0%)
           -      1,500,000    1,500,000     Fairfax County, Virginia Water Authority Water Refunding
                                                Revenue Series 1992, 6.00%, 2022
           -      4,250,000    4,250,000     Henrico County, Virginia Water and Sewer System Refunding
                                                Revenue Bonds, Series 1994, 5.875%, 2014
           -      1,985,000    1,985,000     Newport News, Virginia General Improvement Bonds,

                                                                                                              (Unaudited)

                                                                                10/31/97        10/31/97        10/31/97
                                                                                   FHIT          NIF II        (PRO FORMA)
                                                                                MUNICIPAL       TAX FREE        (COMBINED
                                                                                BOND FUND      INCOME FUND       FUNDS')

--------------------------------------------------------------------------   ---------------------------------------------
                 SECURITY DESCRIPTION                                                             VALUE
--------------------------------------------------------------------------   ---------------------------------------------
 Lower Colorado River Authority Texas Junior Lien Refunding
    Revenue Bonds, Series 1992 (ETM), 6.00%, 2017                                        -         539,000         539,000
 Lower Colorado River Authority Texas Junior Lien Refunding
    Revenue Bonds, Series 1992 (Unrefunded), 6.00%, 2017                                 -       2,695,750       2,695,750
 San Antonio, Texas General Obligation General Improvement and
    Refunding Bonds, Series 1996A, 5.00%, 2016                                           -       3,895,000       3,895,000
 Texas A&M University System Board of Regents Revenue
    Financing System Bonds, Series 1996, 5.375%, 2014                                    -       2,040,000       2,040,000
 Texas State Water Development Bonds,
    Series 1994, 6.90%, 2017                                                             -       3,544,094       3,544,094
 Texas State Water Development Board State Revolving Fund Senior
     Lien Revenue Bonds, Program Series 1997A, 5.25%, 2019                               -       2,781,900       2,781,900
 Texas State Public Finance Authority General Obligation Refunding
    Bonds, Series 1995A, 6.00%, 2014                                                     -       1,056,250       1,056,250
 Texas State Public Finance Authority Building
    Revenue Refunding, Series 1992-B, 5.75%, 2012                                1,027,500               -       1,027,500
 University of Texas System Permanent University Fund Bonds,
    Series 1992B, 6.25%, 2013                                                            -       2,162,500       2,162,500
 Weatherford, Texas Independent School District Unlimited
    Tax School Building and Refunding Bonds,
    Series 1994, 6.40%, 2012                                                             -       1,181,287       1,181,287
 Weatherford, Texas Independent School District Unlimited
    Tax School Building and Refunding Bonds,
    Series 1994, 6.50%, 2015                                                             -       3,270,000       3,270,000
                                                                              ---------------------------------------------
                                                                                 2,987,500      47,421,631      50,409,131
                                                                              ---------------------------------------------

 UTAH (0.7%)
 Intermountain Power Agency, Utah Power Supply Revenue
    Refunding Bonds, Series 1993-A, 5.50%, 2020                                          -       1,069,200       1,069,200
 Utah Housing Finance Agency, Multi-Family Housing
    Revenue Refunding Bonds, (Cottonwood
    Apartments Project), Issue 1995, 6.30%, 2015                                 1,027,500               -       1,027,500
                                                                              ---------------------------------------------
                                                                                 1,027,500       1,069,200       2,096,700
                                                                              ---------------------------------------------

 VIRGINIA (11.0%)
 Fairfax County, Virginia Water Authority Water Refunding
    Revenue Series 1992, 6.00%, 2022                                                     -       1,628,775       1,628,775
 Henrico County, Virginia Water and Sewer System Refunding
    Revenue Bonds, Series 1994, 5.875%, 2014                                             -       4,372,188       4,372,188
 Newport News, Virginia General Improvement Bonds,


NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)               (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')

-----------------------------------------   --------------------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
-----------------------------------------   --------------------------------------------------------------------------
                                                Series 1993 E, 5.20%, 2013
           -      3,000,000    3,000,000     Richmond, Virginia General Obligation Public Improvement
                                                Refunding Bonds, Series 1991-B, 6.25%, 2018
           -      1,000,000    1,000,000     Virginia Housing Development Authority Commonwealth
                                                Mortgage Bonds, Series B Subseries B-2, 6.50%, 2010
           -      1,080,000    1,080,000     Virginia Housing Development Authority Commonwealth
                                                Mortgage Bonds, Series 1995-D, Subseries D-1, 5.95%, 2013
     900,000      2,000,000    2,900,000     Virginia Housing Development Authority Commonwealth
                                                Mortgage Bonds, Series 1992 C Subseries C-7, 6.30%, 2015
           -      1,000,000    1,000,000     Virginia Housing Development Authority Commonwealth
                                                Mortgage Bonds, Series 1995 B Subseries B-3, 6.35%, 2015
           -      1,930,000    1,930,000     Virginia Housing Development Authority Commonwealth
                                                Mortgage Bonds, Series 1995 B Subseries B-3, 6.35%, 2016
           -      5,500,000    5,500,000     Virginia Housing Development Authority Commonwealth
                                                Mortgage Bonds, Series 1992 A, 7.10%, 2022
           -      2,000,000    2,000,000     Virginia Public School Authority School Financing Bonds
                                                (1991 Resolution), Series 1994 A, 6.20%, 2013
           -      2,595,000    2,595,000     Virginia Public School Authority School Financing Bonds
                                                (1991 Resolution), Series 1995 C, 5.00%, 2016

                                             WASHINGTON (4.5%)
           -      1,500,000    1,500,000     King County, Washington Limited Tax General Obligation
                                                Refunding Bonds, 1996 Series C, 5.25%, 2021
   1,000,000              -    1,000,000     Seattle, Washington Limited Tax, General
                                                Obligation Bonds, Series 1995, 5.125%, 2015
           -      6,150,000    6,150,000     Seattle, Washington Water System and Refunding
                                                Revenue Bonds, 1993, 5.50%, 2018
           -      3,500,000    3,500,000     Washington State Motor Vehicle Fuel Tax General Obligation
                                                Bonds, Series 1997 D, 5.375%, 2022

                                             WISCONSIN (3.4%)
           -      1,000,000    1,000,000     Wisconsin Housing and Economic Development Authority
                                                Home Ownership Revenue Bonds, Series A, 5.65%, 2010
           -      2,000,000    2,000,000     Wisconsin State General Obligation, Series 1992-A,
                                                6.30%, 2011
           -      2,000,000    2,000,000     Wisconsin State General Obligation Bonds of 1994,
                                                Series A, 5.00%, 2014
           -      1,500,000    1,500,000     Wisconsin State Transportation Revenue Bonds,1994


                                                                                                                 (Unaudited)

                                                                                  10/31/97        10/31/97        10/31/97
                                                                                     FHIT          NIF II        (PRO FORMA)
                                                                                  MUNICIPAL       TAX FREE        (COMBINED
                                                                                  BOND FUND      INCOME FUND       FUNDS')

  --------------------------------------------------------------------------   ---------------------------------------------
                   SECURITY DESCRIPTION                                                             VALUE
  --------------------------------------------------------------------------   ---------------------------------------------
      Series 1993 E, 5.20%, 2013                                                           -       2,017,256       2,017,256
   Richmond, Virginia General Obligation Public Improvement
      Refunding Bonds, Series 1991-B, 6.25%, 2018                                          -       3,157,500       3,157,500
   Virginia Housing Development Authority Commonwealth
      Mortgage Bonds, Series B Subseries B-2, 6.50%, 2010                                  -       1,100,000       1,100,000
   Virginia Housing Development Authority Commonwealth
      Mortgage Bonds, Series 1995-D, Subseries D-1, 5.95%, 2013                            -       1,125,900       1,125,900
   Virginia Housing Development Authority Commonwealth
      Mortgage Bonds, Series 1992 C Subseries C-7, 6.30%, 2015                       939,375       2,087,500       3,026,875
   Virginia Housing Development Authority Commonwealth
      Mortgage Bonds, Series 1995 B Subseries B-3, 6.35%, 2015                             -       1,065,000       1,065,000
   Virginia Housing Development Authority Commonwealth
      Mortgage Bonds, Series 1995 B Subseries B-3, 6.35%, 2016                             -       2,055,450       2,055,450
   Virginia Housing Development Authority Commonwealth
      Mortgage Bonds, Series 1992 A, 7.10%, 2022                                           -       5,864,375       5,864,375
   Virginia Public School Authority School Financing Bonds
      (1991 Resolution), Series 1994 A, 6.20%, 2013                                        -       2,147,500       2,147,500
   Virginia Public School Authority School Financing Bonds
      (1991 Resolution), Series 1995 C, 5.00%, 2016                                        -       2,526,881       2,526,881
                                                                                ---------------------------------------------
                                                                                     939,375      29,148,325      30,087,700
                                                                                ---------------------------------------------
   WASHINGTON (4.5%)
   King County, Washington Limited Tax General Obligation
      Refunding Bonds, 1996 Series C, 5.25%, 2021                                          -       1,501,875       1,501,875
   Seattle, Washington Limited Tax, General
      Obligation Bonds, Series 1995, 5.125%, 2015                                    997,500               -         997,500
   Seattle, Washington Water System and Refunding
      Revenue Bonds, 1993, 5.50%, 2018                                                     -       6,196,125       6,196,125
   Washington State Motor Vehicle Fuel Tax General Obligation
      Bonds, Series 1997 D, 5.375%, 2022                                                   -       3,513,125       3,513,125
                                                                                ---------------------------------------------
                                                                                     997,500      11,211,125      12,208,625
                                                                                ---------------------------------------------

   WISCONSIN (3.4%)
   Wisconsin Housing and Economic Development Authority
      Home Ownership Revenue Bonds, Series A, 5.65%, 2010                                  -       1,051,250       1,051,250
   Wisconsin State General Obligation, Series 1992-A,
      6.30%, 2011                                                                          -       2,162,500       2,162,500
   Wisconsin State General Obligation Bonds of 1994,
      Series A, 5.00%, 2014                                                                -       1,970,000       1,970,000
   Wisconsin State Transportation Revenue Bonds,1994


NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND

 PRO FORMA COMBINED STATEMENT OF INVESTMENTS - NATIONWIDE INVESTING FOUNDATION III (NIF III)               (unaudited)

    10/31/97      10/31/97    10/31/97
      FHIT         NIF II    (PRO FORMA)
   MUNICIPAL      TAX FREE    (COMBINED
   BOND FUND    INCOME FUND    FUNDS')
-----------------------------------------   --------------------------------------------------------------------------
                  PRINCIPAL                                  SECURITY DESCRIPTION
----------------------------------------   --------------------------------------------------------------------------
                                                Series A, 5.50%, 2011
           -      2,500,000    2,500,000     Wisconsin State Transportation Revenue Bonds, Series A,
                                                5.50%, 2012




                                             TOTAL LONG-TERM MUNICIPAL SECURITIES
                                             (COST -  MUNICIPAL $16,066,278, TAX-FREE $239,111,498)


                                                                                                              (Unaudited)

                                                                                10/31/97        10/31/97        10/31/97
                                                                                   FHIT          NIF II        (PRO FORMA)
                                                                                MUNICIPAL       TAX FREE        (COMBINED
                                                                                BOND FUND      INCOME FUND       FUNDS')

--------------------------------------------------------------------------   ---------------------------------------------
                 SECURITY DESCRIPTION                                                             VALUE
--------------------------------------------------------------------------   ---------------------------------------------
    Series A, 5.50%, 2011                                                                -       1,522,500       1,522,500
 Wisconsin State Transportation Revenue Bonds, Series A,
    5.50%, 2012                                                                          -       2,546,875       2,546,875
                                                                              ---------------------------------------------
                                                                                         -       9,253,125       9,253,125
                                                                              ---------------------------------------------

 TOTAL LONG-TERM MUNICIPAL SECURITIES
 (COST -  MUNICIPAL $16,066,278, TAX-FREE $239,111,498)                       $ 16,641,375   $ 254,071,756   $ 270,713,131
                                                                              =============================================

--------------------------------------------------------------




        ----------------------
        Cost also represents cost for federal income tax purposes.

        Portfolio holding percentages indicated are based on net assets of $16,821,447 for the Municipal Bond Fund and $256,486,302 for the Tax-Free Fund, for a combined total net assets of $273,307,749.

NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND                                         (UNAUDITED)
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

PRO FORMA COMBINED STATEMENTS OF ASSET AND LIABILITIES
        NATIONWIDE INVESTING FOUNDATION III (NIF III)
       NATIONWIDE TAX-FREE INCOME FUND

                                                              OCTOBER 31, 1997         OCTOBER 31, 1997      OCTOBER 31, 1997
                                                                   FHIT                    NIF II              (PRO FORMA)
                                                                 MUNICIPAL                TAX-FREE              (COMBINED
                                                                 BOND FUND               INCOME FUND              FUNDS')
ASSETS

Investments in securities, at value (cost $16,066,278          $  16,641,375           $ 254,071,756           $ 270,713,131
     and $239,111,498, respectively)
Receivable for Fund shares sold                                          200                  26,658                  26,858
Receivable for investment securities sold                            222,493               1,255,406               1,477,899
Accrued interest and dividends receivable                            261,276               4,872,882               5,134,158
                                                               --------------------------------------------------------------
TOTAL ASSETS                                                   $  17,125,344           $ 260,226,702           $ 277,352,046
                                                               --------------------------------------------------------------

LIABILITIES

Bank Loan                                                            210,307                 490,255
Payable for Fund shares redeemed                                      42,339                 746,841                 789,180
Payable for investment securities purchased                                -               1,969,091               1,969,091
Accrued management fees                                                9,774                 141,411                 151,185
Accrued transfer agent fees                                              980                  12,614                  13,594
Accrued distribution fees                                                  -                  43,581                  43,581
Dividends payable                                                     30,222                 290,851                 321,073
Other accrued expenses                                                10,275                  45,756                  56,031
                                                               --------------------------------------------------------------
TOTAL LIABILITIES                                              $     303,897           $   3,740,400           $   4,044,297
                                                               --------------------------------------------------------------

NET ASSETS                                                     $  16,821,447           $ 256,486,302           $ 273,307,749
                                                               ==============================================================

NET ASSETS REPRESENTED BY:
Capital Shares                                                 $   1,513,368           $  24,412,274           $  25,925,642
Capital paid in excess of par value                               15,524,635             218,017,515             233,542,150
Net unrealized appreciation                                          575,097              14,960,258              15,535,355
Accumulated undistributed net realized loss                         (791,653)               (903,745)             (1,695,398)
                                                               ==============================================================

NET ASSETS                                                     $  16,821,447           $ 256,486,302           $ 273,307,749
                                                               ==============================================================

Shares outstanding (unlimited number
      of shares authorized)                                        1,513,368              24,412,274              26,012,792
                                                               ==============================================================

Net asset value and offering price per share                   $       11.12           $       10.51           $       10.51
                                                               ==============================================================

NATIONWIDE INVESTING FOUNDATION II (NIF II) TAX-FREE INCOME FUND AND                                                 (UNAUDITED)
     FINANCIAL HORIZONS INVESTMENT TRUST (FHIT) MUNICIPAL BOND FUND

PRO FORMA COMBINED STATEMENT OF OPERATIONS
       NATIONWIDE INVESTING FOUNDATION III (NIF III)
       NATIONWIDE TAX-FREE INCOME FUND


                                                                        YEAR ENDED OCTOBER 31, 1997
                                             -------------------------------------------------------------------------------------
                                                   FHIT                NIF II                                        (PRO FORMA)
                                                 MUNICIPAL            TAX-FREE                PRO FORMA               (COMBINED
                                                 BOND FUND           INCOME FUND             ADJUSTMENTS                FUNDS')

INVESTMENT INCOME:
INCOME:
Interest                                         $ 1,069,550         $ 15,160,450            $         -             $ 16,230,000

EXPENSES:
Distribution fees                                    139,464              911,855             (1,051,319)  (1)                  -
Investment management fees                           121,837            1,688,233               (420,979)  (2)          1,389,091
Administration fees                                        -                    -                189,641   (3)            189,641
Transfer agent fees                                   11,000              135,800                      -                  146,800
Shareholders' reports                                  5,000               97,996                 11,353   (4)            114,349
Registration fees                                      3,510               23,453                      -                   26,963
Professional services                                  5,870               19,428                  2,838   (4)             28,136
Custodian fees                                         7,000               17,001                      -                   24,001
Trustees' fees and expenses                            3,323                2,740                      -                    6,063
Other                                                    466                8,107                      -                    8,573
                                             -------------------------------------------------------------------------------------
Total expenses before waived expenses                297,470            2,904,613             (1,268,466)               1,933,617
Total waived expenses                               (137,225)            (390,795)               528,020   (5)                  -
                                             -------------------------------------------------------------------------------------
Net expenses                                         160,245            2,513,818               (740,446)               1,933,617
                                             -------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              $ 909,305         $ 12,646,632              $ 740,446             $ 14,296,383
                                             =====================================================================================


NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                     159,282            2,342,626                      -                2,501,908
Net change in unrealized appreciation                416,404            4,275,526                      -                4,691,930
Net realized and unrealized gain
                                             -------------------------------------------------------------------------------------
     on investments                                $ 575,686          $ 6,618,152                    $ -              $ 7,193,838
                                             -------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $ 1,484,991         $ 19,264,784              $ 740,446             $ 21,490,221
                                             =====================================================================================


(1) To adjust Distribution fees to replace the fee structure for the combined assets in NIF III.
(2) To adjust Investment management fees to replace the fee structure for the combined assets in NIF III.
(3) To include an Adminstration fee on the combined assets in NIF III.
(4) To include estimated reorganization costs.
(5) To remove waived expenses.

                       NATIONWIDE INVESTING FOUNDATION II
                         NATIONWIDE TAX-FREE INCOME FUND
                       FINANCIAL HORIZONS INVESTMENT TRUST
                               MUNICIPAL BOND FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                       NATIONWIDE INVESTING FOUNDATION III
                         NATIONWIDE TAX-FREE INCOME FUND
                                   (UNAUDITED)

1.       BASIS OF COMBINATION

The pro forma combined statement of assets and liabilities, including the pro forma combined schedule of investments reflect the accounts of the Financial Horizons Investment Trust Municipal Bond Fund and the Nationwide Investing Foundation II Tax-Free Income Fund as of October 31, 1997 and the related pro forma combined statement of operations for the Nationwide Investing Foundation III Nationwide Tax-Free Income Fund for the year ended October 31, 1997.

The pro forma combined financial statements give effect to the proposed transfer of the assets and liabilities of the Financial Horizons Investment Trust Municipal Bond Fund and the Nationwide Investing Foundation Nationwide II Tax-Free Income Fund in exchange for shares of the Nationwide Investing Foundation III Nationwide Tax-Free Income Fund. Under the terms of the Agreement and Plan of Reorganization between Financial Horizons Investment Trust, on behalf of the Municipal Bond Fund, and Nationwide Investing Foundation III and Nationwide Investing Foundation II, on behalf of the Tax-Free Income Fund, and Nationwide Investing Foundation III, the combination of the Municipal Bond Fund and the Tax-Free Income Fund will be treated as a tax-free business combination. Accordingly, the historical cost of the investment securities will be carried forward to the surviving fund and the results of operation of the surviving fund for the pre-combining periods will not be restated.

Each Fund has a similar investment objective which will remain unchanged as a result of the combination.

The pro forma financial statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference to the respective prospectuses or statements of additional information. The pro forma combined statement of assets and liabilities has been prepared as if the combination had taken place at October 31, 1997.

2.       PRO FORMA OPERATIONS

The pro forma combined statement of operations assumes similar rates of gross investment income from the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of the gross investment income of each Fund.

Pro forma operating expenses reflect the expected expenses of the Nationwide Investing Foundation III Nationwide Tax-Free Income Fund after combination. As such, pro forma fees for investment advisory, administration, and distribution were calculated based on the fee schedules proposed for the Nationwide Investing Foundation III Nationwide Tax-Free Income Fund.

The pro forma combined statement of operations has been prepared as if the combination had taken place on November 1, 1996.

3.       SURVIVING ENTITY

The Nationwide Investing Foundation II Nationwide Tax-Free Income Fund will be the surviving entity for accounting purposes. This determination was based upon
(i) the continued use of such Fund's investment objective, policies and restrictions, (ii) the relative expense structure of each Fund, (iii) such Fund's portfolio composition, and (iv) the relative size of each Fund.

                             Registration Statement
                                       of
                       NATIONWIDE INVESTING FOUNDATION III
                                       on
                                    Form N-14


PART C.           OTHER INFORMATION

Item 15.          INDEMNIFICATION

                  The information required by this item is incorporated by reference to the Item 27 of Registrant's Registration Statement on Form N-1A (File No. 333-40455) filed on November 18, 1997, under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-08495).

Item 16.          Exhibits

                  (1) Declaration of Trust is incorporated by reference to Exhibit (1) to Registrant's Registration
                           Statement on Form N-1A (File No. 333-40455) filed on November 18, 1997.

                  (2) By-Laws are incorporated by reference to Exhibit (2) to Registrant's Registration Statement on Form N-1A
                           (File No. 333-40455) filed on November 18,
                           1997.

                  (3)      Not Applicable.

                  (4)      (a)      Agreement and Plan of Reorganization dated as
                                    of November 24, 1997, between Registrant and
                                    Nationwide Investing Foundation is
                                    incorporated by reference to Exhibit (4)(a) to
                                    Registrant's Registration Statement on Form N-
                                    14 (File No. 333-41175) filed on November 26,
                                    1997.

                           (b) Agreement and Plan of Reorganization dated as of November 24, 1997, between Registrant and Nationwide Investing Foundation II is incorporated by reference to Exhibit (4)(b) to Registrant's Registration Statement on
                                    Form N-14 (File No. 333-41175) filed on
                                    November 26, 1997.

                           (c) Agreement and Plan of Reorganization dated as of November 24, 1997, as amended as of December 30, 1997, between Registrant and
                                    Financial Horizons Investment Trust.


                  (5) Certificates for shares are not issued. Articles V, VI, VII and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.


                  (6)      Proposed Investment Advisory Agreement between
                           Registrant and Nationwide Advisory Services, Inc. is incorporated by reference to Exhibit (5) to Registrant's Registration Statement on Form N-1A
                           (File No. 333-40455) filed on November 18, 1997.

                  (7) Proposed Underwriting Agreement between Registrant and Nationwide Advisory Services, Inc. is incorporated by reference to Exhibit (6) to Registrant's Registration Statement on Form N-1A
                           (File No. 333-40455) filed on November 18, 1997.

                  (8)      Not Applicable.

                  (9)      Proposed Custody Agreement between Registrant and The
                           Fifth Third Bank is incorporated by reference to Exhibit (8) to Registrant's Registration Statement on
                           Form N-1A (File No. 333-40455) filed on November 18,
                           1997.

                  (10) Proposed Distribution Plan is incorporated by reference to Exhibit (15) to Registrant's
                           Registration Statement on Form N-1A (File No. 333-
                           44505) filed on November 18, 1997.

                  (11)     Opinion and Consent of Druen, Dietrich, Reynolds &
                           Koogler as to the shares offered hereby is incorporated by reference to Exhibit (11) to Registrant's Registration Statement on Form N-14
                           (File No. 333-41175) filed on November 26, 1997.

                  (12)     Opinions and Consents of Baker & Hostetler LLP as to
                           Tax Matters to be filed by amendment.

                  (13)     (a)      Proposed Fund Administration Agreement
                                    between Registrant and Nationwide Advisory
                                    Services, Inc. is incorporated by reference
                                    to Exhibit (9)(b) to Registrant's
                                    Registration Statement on Form N-1A (File
                                    No. 333-40455) filed on
                                    November 18, 1997.

                           (b)      Proposed Transfer and Dividend Disbursing
                                    Agent Agreement between Registrant and
                                    Nationwide Investors Services, Inc. is
                                    incorporated by reference to Exhibit (9)(b) to Registrant's Registration Statement on
                                    Form N- 1A (File No. 333-44505) filed on
                                    November 18, 1997.


                  (14)     (a)      Consent of KPMG Peat Marwick LLP

                           (b)      Consent of Druen, Dietrich, Reynolds & Koogler

                           (c)      Consent of Baker & Hostetler LLP



                  (15)     Not Applicable.


                  (16)     Power of Attorney of Robert M. Duncan.  Powers of
                           Attorney of Sue A. Doody, Dimon R. McFerson, Nancy
                           C. Thomas, Harold W. Weihl, Douglas F. Kridler,
                           John C. Bryant, C. Brent DeVore, Charles L.
                           Fuellgraf, Jr., David C. Wetmore and Thomas J.
                           Kerr, IV are incorporated by reference to Exhibit
                           (16) to Registrant's Registration Statement on Form
                           N-14 (File No. 333-41175) filed on November 26,
                           1997.

                  (17)     (a)      Declaration pursuant to Rule 24f-2 under the
                                    Investment Company Act of 1940 for the
                                    Registrant dated November 18, 1997 is
                                    incorporated by reference to Exhibit (17)(a)
                                    to Registrant's Registration Statement on Form
                                    N-14 (File No. 333-41175) filed on November
                                    26, 1997.

                           (b)      Current form of Prospectus dated December __,
                                    1997, and Statement of Additional Information dated December __, 1997, for Nationwide
                                    Investing Foundation III, with respect to Nationwide Mid-Cap Growth Fund, Nationwide
                                    Growth Fund, Nationwide Fund, Nationwide Bond
                                    Fund, Nationwide Tax-Free Income Fund,
                                    Nationwide Long-Term U.S. Government Bond
                                    Fund, Nationwide Intermediate U.S. Government
                                    Bond Fund and Nationwide Money Market Fund in the form filed with the Securities and Exchange Commission on November 18, 1997, as part of Registrant's Registration Statement on Form N-1A are incorporated by reference to Exhibit (17)(b) to Registrant's Registration
                                    Statement on Form N-14 (File No. 333-41175) filed on November 26, 1997.

                           (c)      Prospectus dated February 28, 1997 and
                                    Statement of Additional Information dated
                                    February 28, 1997, for each of Nationwide
                                    Investing Foundation and Nationwide Investing
                                    Foundation II with respect to Nationwide
                                    Growth Fund, Nationwide Fund, Nationwide Bond
                                    Fund, Nationwide Tax-Free Income Fund,
                                    Nationwide U.S. Government Income Fund and
                                    Nationwide Money Market Fund are incorporated by reference to Exhibit (17)(c) to Registrant's Registration Statement on Form N-
                                    14 (File No. 333-41175) filed on November 26,
                                    1997.


                           (d)      Prospectus dated February 28, 1997, as
                                    supplemented March 17, 1997 and September 5,
                                    1997, and Statement of Additional
                                    Information


                                    dated February 28, 1997, for Financial
                                    Horizons Investment Trust with respect to Growth Fund, Cash Reserve Fund, Government
                                    Bond Fund and Municipal Bond Fund are
                                    incorporated by reference to Exhibit (17)(c) to Registrant's Registration Statement on
                                    Form N-14 (File No. 333-41175) filed on
                                    November 26, 1997.

                           (e)      Financial Data Schedules for each of
                                    Nationwide Investing Foundation with respect to Nationwide Growth Fund, Nationwide Fund,
                                    Nationwide Bond Fund and Nationwide Money
                                    Market Fund, Nationwide Investing Foundation
                                    II with respect to Nationwide Tax-Free Income
                                    Fund and Nationwide U.S. Government Income
                                    Fund and Financial Horizons Investment Trust with respect to Growth Fund, Cash Reserve
                                    Fund, Government Bond Fund and Municipal Bond
                                    Fund.

                           (f)      Supplements dated December 8, 1997, to the
                                    Prospectuses of each of Nationwide Investing
                                    Foundation, Nationwide Investing Foundation
                                    II and Financial Horizons Investment Trust, each dated as of February 28, 1997.

                           (g)      Annual Reports to Shareholders as of October
                                    31, 1997 of each of Nationwide Investing
                                    Foundation, Nationwide Investing Foundation
                                    II and Financial Horizons Investment Trust.

                           (h)      Supplements dated December 23, 1997, to be
                                    Prospectuses of Nationwide Investing
                                    Foundation and Nationwide Investing
                                    Foundation II, each dated as of February
                                    28, 1997.



Item 17.          UNDERTAKINGS

                  (1) Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) Registrant hereby undertakes to file by post-effective amendment the opinions of Baker & Hostetler LLP supporting the tax consequences of the proposed reorganization described herein within a reasonable time after receipt of such opinions.

                                   SIGNATURES
                                   ----------


         As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 5th day of January, 1998.


                                         NATIONWIDE INVESTING FOUNDATION III


                                         By /s/ James F. Laird, Jr.
                                           -------------------------------------
                                               James F. Laird, Jr.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                                          Title                                \Date
        ---------                                          -----                                 ----

/s/*Dimon R. McFerson                       Chairman (Principal                            January 5, 1998
----------------------------
    Dimon R. McFerson                       Executive Officer)
                                            and Trustee

/s/*John C. Bryant                          Trustee                                        January 5, 1998
----------------------------
    John C. Bryant

/s/*C. Brent Devore                         Trustee                                        January 5, 1998
----------------------------
    C. Brent Devore

/s/*Sue A. Doody                            Trustee                                        January 5, 1998
----------------------------
    Sue A. Doody

/s/*Robert M. Duncan                        Trustee                                        January 5, 1998
----------------------------
  Robert M. Duncan

/s/*Charles L. Fuellgraf, Jr.               Trustee                                        January 5, 1998
----------------------------
  Charles L. Fuellgraf, Jr.

/s/*Thomas J. Kerr, IV                      Trustee                                        January 5, 1998
----------------------------
  Thomas J. Kerr, IV

/s/*Douglas F. Kridler                      Trustee                                        January 5, 1998
----------------------------
    Douglas F. Kridler

/s/*Nancy C. Thomas                         Trustee                                        January 5, 1998
----------------------------
    Nancy C. Thomas

/s/*Harold W. Weihl                         Trustee                                        January 5, 1998
----------------------------
    Harold W. Weihl

/s/*David C. Wetmore                        Trustee                                        January 5, 1998
----------------------------
    David C. Wetmore

/s/ James F. Laird, Jr.                     Treasurer (Principal                           January 5, 1998
---------------------------
    James F. Laird, Jr.                     Financial and Accounting
                                            Officer)

*By/s/James F. Laird, Jr.                                                                  January 5, 1998
   ------------------------
      James F. Laird, Jr.
         Attorney-In-Fact

                                  EXHIBIT INDEX


Exhibit No.                                  Description                                  Page
-----------                   --------------------------------------------------          -----

          (1) Declaration of Trust was filed as Exhibit (1) to Registrant's Registration Statement on Form
                              N-1A (File No. 333-40455) on November 18,
                              1997.

          (2)                 By-Laws were filed as Exhibit (2) to
                              Registrant's Registration Statement on Form N-
                              1A (File No. 333-40455) on November 18, 1997.

          (4)(a) Agreement and Plan of Reorganization dated as of November 24, 1997, between Registrant and
                              Nationwide Investing Foundation was filed as Exhibit (4)(a) to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175).

               (b) Agreement and Plan of Reorganization dated as of November 24, 1997, between Registrant and
                              Nationwide Investing Foundation II was filed as
                              Exhibit (4)(a) to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175).

               (c) Agreement and Plan of Reorganization dated as of November 24, 1997, as amended as of December 30,
                              1997, between Registrant and Financial Horizons
                              Investment Trust.

          (6)                 Proposed Investment Advisory Agreement between
                              Registrant and Nationwide Advisory Services,
                              Inc. was filed as Exhibit (5) to Registrant's
                              Registration Statement on Form N-1A (File No.
                              333-40455) filed on November 18, 1997.

          (7)                 Proposed Underwriting Agreement between
                              Registrant and Nationwide Advisory Services,
                              Inc. was filed as Exhibit (6) to Registrant's
                              Registration Statement on Form N-1A (File No.
                              333-40455) filed on November 18, 1997.

          (9) Proposed Custody Agreement between Registrant and The Fifth Third Bank was filed as Exhibit
                              (8) to Registrant's Registration Statement on
                              Form N-1A (File No. 333-40455) filed on
                              November 18, 1997.

          (10)                Proposed Distribution Plan was filed as
                              Exhibit (15) to Registrant's Registration
                              Statement on Form N-1A (File No. 333-44505) filed on November 18, 1997.

Exhibit No.                                  Description                                  Page
-----------                   --------------------------------------------------          -----

          (11)                Opinion and Consent of Druen, Dietrich,
                              Reynolds & Koogler as to the shares offered hereby was filed as Exhibit (11) to Registrant's Registration Statement on Form N-
                              14 (File No. 333-41175).

          (12) Opinions and Consents of Baker & Hostetler LLP as to Tax Matters to be filed by amendment.

          (13)(a)             Proposed Fund Administration Agreement between
                              Registrant and Nationwide Advisory Services,
                              Inc. was filed as Exhibit (9)(b) to
                              Registrant's Registration Statement on Form N-
                              1A (File No. 333-40455) filed on November 18,
                              1997.

               (b)            Proposed Transfer and Dividend Disbursing Agent
                              Agreement between Registrant and Nationwide
                              Investors Services, Inc. was filed as Exhibit
                              (9)(b) to Registrant's Registration Statement on Form N-1A (File No. 333-44505) filed on
                              November 18, 1997.

          (14)(a)             Consent of KPMG Peat Marwick LLP

               (b)            Consent of Druen, Dietrich, Reynolds & Koogler

               (c)            Consent of Baker & Hostetler LLP

          (16) Power of Attorney of Robert M. Duncan. Powers of Attorney of Sue A. Doody, Dimon R.
                              McFerson, Nancy C. Thomas, Harold W. Weihl,
                              Douglas F. Kridler, John C. Bryant, C. Brent
                              DeVore, Charles L. Fuellgraf, Jr., David C.
                              Wetmore and Thomas J. Kerr, IV were filed as
                              Exhibit (16) to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175).

          (17)(a) Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the
                              Registrant dated November 18, 1997 was filed as Exhibit (17)(a) to Registrant's
                              Registration Statement on Form N-14 (File No.
                              333-41175).

               (b)            Current form of Prospectus dated December __,
                              1997, and Statement of Additional Information dated December __, 1997, for Nationwide
                              Investing Foundation III, with respect to Nationwide Mid-Cap Growth Fund, Nationwide
                              Growth Fund, Nationwide Fund, Nationwide Bond
                              Fund, Nationwide Tax-Free Income Fund,

Exhibit No.                                  Description                                  Page
-----------                   --------------------------------------------------          -----

                              Nationwide Long-Term U.S. Government Bond Fund,
                              Nationwide Intermediate U.S. Government Bond Fund and Nationwide Money Market Fund in the form filed with the Securities and Exchange Commission on November 18, 1997, as part of Registrant's
                              Registration Statement on Form N- 1A were filed as
                              Exhibit (17)(b) to Registrant's Registration
                              Statement on Form N- 14 (File No. 333-41175).

               (c)            Prospectus dated February 28, 1997, and
                              Statement of Additional Information dated
                              February 28, 1997, for each of Nationwide
                              Investing Foundation and Nationwide Investing
                              Foundation II with respect to Nationwide Growth
                              Fund, Nationwide Fund, Nationwide Bond Fund,
                              Nationwide Tax-Free Income Fund, Nationwide
                              U.S. Government Income Fund and Nationwide
                              Money Market Fund were filed as Exhibit (17)(c) to Registrant's Registration Statement on Form
                              N-14 (File No. 333-41175).

               (d)            Prospectus dated February 28, 1997, as
                              supplemented March 17, 1997 and September 5,
                              1997, and Statement of Additional Information dated February 28, 1997, for Financial Horizons
                              Investment Trust with respect to Growth Fund,
                              Cash Reserve Fund, Government Bond Fund and
                              Municipal Bond Fund were filed as Exhibit
                              (17)(c) to Registrant's Registration Statement on Form N-14 (File No. 333-41175).

               (e)            Financial Data Schedules for each of Nationwide
                              Investing Foundation with respect to Nationwide
                              Growth Fund, Nationwide Fund, Nationwide Bond
                              Fund and Nationwide Money Market Fund,
                              Nationwide Investing Foundation II with respect to Nationwide Tax-Free Income Fund and
                              Nationwide U.S. Government Income Fund and
                              Financial Horizons Investment Trust with respect to Growth Fund, Cash Reserve Fund,
                              Government Bond Fund and Municipal Bond Fund.

               (f)            Supplements dated December 8, 1997, to the
                              Prospectuses of each of Nationwide Investing
                              Foundation, Nationwide Investing Foundation II and
                              Financial Horizons Investment Trust, each dated as of February 28, 1997.

               (g)            Annual Reports to Shareholders as of October 31,
                              1997 of each of Nationwide Investing Foundation,
                              Nationwide Investing Foundation II and Financial
                              Horizons Investment Trust.

               (h)            Supplements dated December 23, 1997, to the
                              Prospectuses of Nationwide Investing Foundation and Nationwide Investing Foundation II, each dated as of February 28, 1997.

            As filed with the Securities and Exchange Commission January 7, 1998

                                             1933 Act Registration No. 333-41175






                                   EXHIBITS TO



                                    FORM N-14



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]




                         Pre-Effective Amendment No. 1                [X]





                          Post-Effective Amendment No.                [ ]




                       Nationwide Investing Foundation III
               (Exact Name of Registrant as Specified in Charter)


                             Three Nationwide Plaza
                              Columbus, Ohio 43215
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (800) 848-0920